BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
October 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AB BSL CLO 2 Ltd.
(a)(b)
Series 2021-2A, Class A, (LIBOR USD 3
Month + 1.10%), 5.18%, 04/15/34 ... USD 15,000 $ 14,302,500
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.35%), 7.43%, 04/15/34 ... 1,000 845,029
Accredited Mortgage Loan Trust, Series
2004-4, Class M2, (LIBOR USD 1 Month +
1.58%), 5.16%, 01/25/35
(a)
.......... 592 555,476
AGL CLO 17 Ltd., Series 2022-17A, Class E, (3
Month CME Term SOFR + 6.35%), 10.34%,
01/21/35
(a)(b)
.................... 1,000 801,744
AGL CLO 3 Ltd., Series 2020-3A, Class C,
(LIBOR USD 3 Month + 2.15%), 6.23%,
01/15/33
(a)(b)
.................... 2,000 1,828,902
AGL CLO 5 Ltd., Series 2020-5A, Class A1R,
(LIBOR USD 3 Month + 1.16%), 5.40%,
07/20/34
(a)(b)
.................... 4,000 3,841,778
AGL CLO Ltd., Series 2022-17A, Class C, (3
Month CME Term SOFR + 2.10%), 6.09%,
01/21/35
(a)(b)
.................... 1,500 1,345,613
AIG CLO LLC
(a)(b)
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 6.29%, 04/20/32 ... 2,500 2,273,611
Series 2018-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 7.34%, 04/20/32 ... 1,000 880,739
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 6.08%, 04/15/34 ... 4,000 3,558,205
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.00%), 7.08%, 04/15/34 ... 3,100 2,662,968
Series 2021-2A, Class B, (LIBOR USD 3
Month + 1.75%), 5.99%, 07/20/34 ... 14,000 13,188,449
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.00%), 6.24%, 07/20/34 ... 5,000 4,501,549
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.05%), 7.29%, 07/20/34 ... 2,500 2,161,063
Series 2021-2A, Class E, (LIBOR USD 3
Month + 6.50%), 10.74%, 07/20/34 ... 1,325 1,136,979
Series 2021-3A, Class B, (LIBOR USD 3
Month + 1.75%), 6.11%, 01/25/35 ... 5,000 4,615,878
Series 2021-3A, Class C, (LIBOR USD 3
Month + 2.05%), 6.41%, 01/25/35 ... 3,000 2,665,581
Series 2021-3A, Class D, (LIBOR USD 3
Month + 3.10%), 7.46%, 01/25/35 ... 1,000 864,538
AIG CLO Ltd., Series 2019-2A, Class AR,
(LIBOR USD 3 Month + 1.10%), 5.46%,
10/25/33
(a)(b)
.................... 7,300 7,080,542
AIMCO CLO
(a)(b)
Series 2015-AA, Class BR2, (LIBOR USD 3
Month + 1.60%), 5.68%, 10/17/34 ... 1,500 1,406,466
Series 2015-AA, Class CR2, (LIBOR USD 3
Month + 2.00%), 6.08%, 10/17/34 ... 3,000 2,724,003
Series 2015-AA, Class DR2, (LIBOR USD 3
Month + 3.05%), 7.13%, 10/17/34 ... 4,500 3,944,298
AIMCO CLO 10 Ltd.
(a)(b)
Series 2019-10A, Class CR, (LIBOR USD 3
Month + 1.90%), 6.22%, 07/22/32 ... 7,500 6,850,964
Series 2019-10A, Class DR, (LIBOR USD 3
Month + 2.90%), 7.22%, 07/22/32 ... 3,500 3,118,141
Aimco CLO 11 Ltd., Series 2020-11A, Class
CR, (LIBOR USD 3 Month + 2.00%), 6.08%,
10/17/34
(a)(b)
.................... 4,500 4,053,194
Aimco CLO Ltd.
(a)(b)
Series 2020-12A, Class BR, (3 Month CME
Term SOFR + 1.70%), 5.56%, 01/17/32 10,000 9,424,167
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-15A, Class C, (LIBOR USD 3
Month + 1.95%), 6.03%, 10/17/34 ... USD 1,500 $ 1,350,061
Ajax Mortgage Loan Trust
(b)
Series 2018-E, Class C, 0.00%, 06/25/58
(a)
5 4,935
Series 2018-F, Class C, 0.00%, 11/25/58 . 77 49,734
Allegro CLO II-S Ltd., Series 2014-1RA, Class
B, (LIBOR USD 3 Month + 2.15%), 6.43%,
10/21/28
(a)(b)
.................... 1,300 1,232,539
Allegro CLO VI Ltd., Series 2017-2A, Class
B, (LIBOR USD 3 Month + 1.50%), 5.58%,
01/17/31
(a)(b)
.................... 1,000 942,381
Allegro CLO VII Ltd., Series 2018-1A, Class
B, (LIBOR USD 3 Month + 1.65%), 5.73%,
06/13/31
(a)(b)
.................... 1,000 934,430
Allegro CLO XI Ltd., Series 2019-2A, Class
A1A, (LIBOR USD 3 Month + 1.39%),
5.62%, 01/19/33
(a)(b)
............... 2,000 1,947,673
ALM Ltd., Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.85%), 5.93%, 10/15/29
(a)(b)
3,500 3,332,738
AMMC CLO 21 Ltd., Series 2017-21A, Class
A, (LIBOR USD 3 Month + 1.25%), 4.04%,
11/02/30
(a)(b)
.................... 1,750 1,710,004
AMSR Trust
(b)
Series 2020-SFR1, Class E, 3.22%,
04/17/37 .................... 10,250 9,292,546
Series 2020-SFR1, Class F, 3.57%,
04/17/37 .................... 19,850 18,024,461
Series 2020-SFR1, Class G, 4.31%,
04/17/37 .................... 7,500 6,824,484
Series 2020-SFR4, Class G2, 4.87%,
11/17/37 .................... 3,441 3,034,224
Series 2021-SFR3, Class F, 3.23%,
10/17/38 .................... 11,000 9,086,392
Anchorage Capital CLO 11 Ltd., Series 2019-
11A, Class CR, (LIBOR USD 3 Month +
2.30%), 6.62%, 07/22/32
(a)(b)
......... 700 643,418
Anchorage Capital CLO 15 Ltd., Series 2020-
15A, Class AR, (LIBOR USD 3 Month +
1.20%), 5.44%, 07/20/34
(a)(b)
......... 7,000 6,704,123
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class A1, (LIBOR USD 3 Month +
1.15%), 5.23%, 04/15/34
(a)(b)
......... 1,000 962,537
Anchorage Capital CLO 20 Ltd.
(a)(b)
Series 2021-20A, Class A1, (LIBOR USD 3
Month + 1.20%), 5.44%, 01/20/35 ... 1,300 1,241,495
Series 2021-20A, Class B, (LIBOR USD 3
Month + 1.80%), 6.04%, 01/20/35 ... 1,500 1,386,220
Anchorage Capital CLO 3-R Ltd.
(a)(b)
Series 2014-3RA, Class B, (LIBOR USD 3
Month + 1.50%), 5.87%, 01/28/31 ... 3,400 3,204,955
Series 2014-3RA, Class C, (LIBOR USD 3
Month + 1.85%), 6.22%, 01/28/31 ... 1,250 1,143,849
Anchorage Capital CLO 4-R Ltd.
(a)(b)
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 6.22%, 01/28/31 ... 600 550,608
Series 2014-4RA, Class D, (LIBOR USD 3
Month + 2.60%), 6.97%, 01/28/31 ... 2,250 1,929,920
Anchorage Capital CLO 5-R Ltd., Series
2014-5RA, Class C, (LIBOR USD 3 Month +
1.85%), 5.93%, 01/15/30
(a)(b)
......... 1,850 1,757,375
Anchorage Capital CLO 9 Ltd., Series 2016-9A,
Class BR2, (LIBOR USD 3 Month + 1.75%),
5.83%, 07/15/32
(a)(b)
............... 1,000 939,156

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Anchorage Capital CLO Ltd.
(a)(b)
Series 2018-1RA, Class E, (LIBOR USD 3
Month + 5.50%), 9.44%, 04/13/31 ... USD 1,500 $ 1,232,422
Series 2018-10A, Class A1A, (LIBOR USD 3
Month + 1.20%), 5.28%, 10/15/31 ... 7,650 7,454,804
Series 2018-10A, Class B, (LIBOR USD 3
Month + 1.75%), 5.83%, 10/15/31 ... 3,000 2,880,807
Series 2018-10A, Class D, (LIBOR USD 3
Month + 3.15%), 7.23%, 10/15/31 ... 1,500 1,273,552
Series 2022-25A, Class C, (3 Month CME
Term SOFR + 2.35%), 6.31%, 04/20/35 5,000 4,562,411
Anchorage Capital Europe CLO 2 DAC,
Series 2X, Class ER, (EURIBOR 3 Month +
6.45%), 7.83%, 04/15/34
(a)(c)
......... EUR 499 390,163
Anchorage Capital Europe CLO DAC, Series
4X, Class E, (EURIBOR 3 Month + 5.71%),
7.25%, 04/25/34
(a)(c)
............... 300 234,208
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 5.16%,
04/15/31
(a)(b)
.................... USD 2,400 2,340,502
Apidos CLO XV
(a)(b)
Series 2013-15A, Class CRR, (LIBOR USD
3 Month + 1.85%), 6.09%, 04/20/31 .. 7,000 6,351,802
Series 2013-15A, Class DRR, (LIBOR USD
3 Month + 2.70%), 6.94%, 04/20/31 .. 2,000 1,755,456
Apidos CLO XX, Series 2015-20A, Class BRR,
(LIBOR USD 3 Month + 1.95%), 6.03%,
07/16/31
(a)(b)
.................... 1,750 1,622,138
Apidos CLO XXII, Series 2015-22A, Class CR,
(LIBOR USD 3 Month + 2.95%), 7.19%,
04/20/31
(a)(b)
.................... 1,000 893,678
Apidos CLO XXIX
(a)(b)
Series 2018-29A, Class A2, (LIBOR USD 3
Month + 1.55%), 5.91%, 07/25/30 ... 1,000 953,126
Series 2018-29A, Class B, (LIBOR USD 3
Month + 1.90%), 6.26%, 07/25/30 ... 1,000 915,404
Apidos CLO XXV Ltd., Series 2016-25A, Class
A1R, (LIBOR USD 3 Month + 1.17%),
5.41%, 10/20/31
(a)(b)
............... 4,500 4,361,412
Apidos CLO XXXII, Series 2019-32A, Class
C, (LIBOR USD 3 Month + 2.40%), 6.64%,
01/20/33
(a)(b)
.................... 1,000 921,005
Apidos CLO XXXIV, Series 2020-34A, Class
A1R, (LIBOR USD 3 Month + 1.15%),
5.39%, 01/20/35
(a)(b)
............... 14,000 13,372,034
Aqueduct European CLO 2 DAC, Series 2017-
2X, Class E, (EURIBOR 3 Month + 4.40%),
5.78%, 10/15/30
(a)(c)
............... EUR 219 171,681
Ares L CLO Ltd., Series 2018-50A, Class BR,
(LIBOR USD 3 Month + 1.60%), 5.68%,
01/15/32
(a)(b)
.................... USD 6,000 5,582,746
Ares LIII CLO Ltd.
(a)(b)
Series 2019-53A, Class C, (LIBOR USD 3
Month + 2.65%), 6.97%, 04/24/31 ... 4,500 4,230,479
Series 2019-53A, Class D, (LIBOR USD 3
Month + 3.75%), 8.07%, 04/24/31 ... 3,000 2,624,602
Ares LV CLO Ltd., Series 2020-55A, Class BR,
(LIBOR USD 3 Month + 1.70%), 5.78%,
07/15/34
(a)(b)
.................... 1,000 943,084
Ares LXI CLO Ltd., Series 2021-61A, Class
A, (LIBOR USD 3 Month + 1.15%), 5.39%,
10/20/34
(a)(b)
.................... 7,500 7,172,772
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, 0.00%, 04/15/30
(a)(b)
........... 4,500 2,013,300
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Ares XLVIII CLO Ltd., Series 2018-48A, Class
C, (LIBOR USD 3 Month + 1.80%), 6.04%,
07/20/30
(a)(b)
.................... USD 1,000 $ 908,274
Ares XXXIR CLO Ltd., Series 2014-31RA,
Class A2, (LIBOR USD 3 Month + 1.30%),
4.28%, 05/24/30
(a)(b)
............... 1,000 958,325
Ares XXXIV CLO Ltd., Series 2015-2A, Class
DR, (LIBOR USD 3 Month + 3.10%), 7.18%,
04/17/33
(a)(b)
.................... 7,250 6,171,306
Ares XXXVII CLO Ltd.
(a)(b)
Series 2015-4A, Class A1R, (LIBOR USD 3
Month + 1.17%), 5.25%, 10/15/30 ... 3,000 2,933,872
Series 2015-4A, Class A3R, (LIBOR USD 3
Month + 1.50%), 5.58%, 10/15/30 ... 1,500 1,410,828
Series 2015-4A, Class BR, (LIBOR USD 3
Month + 1.80%), 5.88%, 10/15/30 ... 1,017 943,045
Ares XXXVR CLO Ltd.
(a)(b)
Series 2015-35RA, Class A2, (LIBOR USD 3
Month + 1.40%), 5.48%, 07/15/30 ... 1,500 1,436,491
Series 2015-35RA, Class C, (LIBOR USD 3
Month + 1.90%), 5.98%, 07/15/30 ... 1,000 924,816
Atlas Senior Loan Fund VII Ltd., Series 2016-
7A, Class A2R, (LIBOR USD 3 Month +
1.55%), 4.59%, 11/27/31
(a)(b)
......... 5,500 5,225,874
Atlas Senior Loan Fund XI Ltd., Series 2018-
11A, Class A1L, (LIBOR USD 3 Month +
1.10%), 5.43%, 07/26/31
(a)(b)
......... 2,000 1,932,000
Atlas Senior Loan Fund XII Ltd., Series 2018-
12A, Class A1, (LIBOR USD 3 Month +
1.18%), 5.50%, 10/24/31
(a)(b)
......... 1,700 1,644,586
Atrium VIII, Series 8A, Class SUB, 0.00%,
10/23/24
(a)(b)
.................... 11,500 14,720
Atrium XIV LLC, Series 14A, Class C, (LIBOR
USD 3 Month + 1.95%), 6.03%, 08/23/30
(a)(b)
1,000 927,442
Atrium XV
(a)(b)
Series 15A, Class B, (LIBOR USD 3 Month
+ 1.75%), 6.07%, 01/23/31 ........ 1,000 936,066
Series 15A, Class D, (LIBOR USD 3 Month
+ 3.00%), 7.32%, 01/23/31 ........ 500 442,762
Aurium CLO II DAC, Series 2X, Class ERR,
(EURIBOR 3 Month + 6.08%), 7.18%,
06/22/34
(a)(c)
.................... EUR 200 151,444
Avoca CLO XV DAC, Series 15X, Class ER,
(EURIBOR 3 Month + 4.13%), 5.51%,
04/15/31
(a)(c)
.................... 670 505,201
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.10%), 6.18%, 10/17/32 ... USD 1,250 1,153,438
Series 2019-2A, Class DR, (LIBOR USD 3
Month + 3.15%), 7.23%, 10/17/32 ... 1,000 841,649
Series 2021-3A, Class A, (LIBOR USD 3
Month + 1.16%), 5.48%, 07/24/34 ... 6,750 6,458,483
Series 2021-7A, Class C, (LIBOR USD 3
Month + 2.10%), 6.42%, 01/22/35 ... 2,250 2,017,422
Series 2022-1A, Class B, (3 Month CME
Term SOFR + 1.85%), 5.78%, 04/18/35 5,000 4,640,628
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.20%), 6.13%, 04/18/35 7,000 6,268,065
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.20%), 7.13%, 04/18/35 2,500 2,092,172
Ballyrock CLO Ltd.
(a)(b)
Series 2020-2A, Class BR, (LIBOR USD 3
Month + 1.95%), 6.19%, 10/20/31 ... 4,500 4,144,799
Series 2020-2A, Class CR, (LIBOR USD 3
Month + 2.95%), 7.19%, 10/20/31 ... 2,000 1,730,959

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Bardot CLO Ltd., Series 2019-2A, Class CR,
(LIBOR USD 3 Month + 1.90%), 6.22%,
10/22/32
(a)(b)
.................... USD 3,250 $ 2,957,101
Battalion CLO 17 Ltd., Series 2021-17A, Class
C, (LIBOR USD 3 Month + 2.10%), 6.34%,
03/09/34
(a)(b)
.................... 1,000 887,000
Battalion CLO 18 Ltd., Series 2020-18A, Class
DR, (LIBOR USD 3 Month + 3.45%), 7.53%,
10/15/36
(a)(b)
.................... 2,000 1,682,593
Battalion CLO X Ltd., Series 2016-10A, Class
BR2, (LIBOR USD 3 Month + 2.05%),
6.37%, 01/25/35
(a)(b)
............... 2,000 1,768,397
Battalion CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class C, (LIBOR USD 3
Month + 2.00%), 6.08%, 04/15/34 ... 3,000 2,658,903
Series 2021-19A, Class D, (LIBOR USD 3
Month + 3.25%), 7.33%, 04/15/34 ... 3,000 2,499,365
Battalion CLO XVI Ltd., Series 2019-16A, Class
AR, (LIBOR USD 3 Month + 1.12%), 5.36%,
12/19/32
(a)(b)
.................... 5,000 4,819,845
BBAM European CLO I DAC, Series 1X, Class
ER, (EURIBOR 3 Month + 5.91%), 7.41%,
07/22/34
(a)(c)
.................... EUR 200 151,700
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2005-HE1, Class M2, (LIBOR USD 1
Month + 1.25%), 4.83%, 01/25/35 ... USD 519 510,191
Series 2006-HE7, Class 1A2, (LIBOR USD
1 Month + 0.34%), 3.93%, 09/25/36 .. 559 530,238
Series 2007-HE2, Class 22A, (LIBOR USD
1 Month + 0.14%), 3.73%, 03/25/37 .. 2,262 2,084,013
Series 2007-HE2, Class 23A, (LIBOR USD
1 Month + 0.14%), 3.73%, 03/25/37 .. 2,731 2,510,151
Series 2007-HE3, Class 2A, (LIBOR USD 1
Month + 0.14%), 3.73%, 04/25/37 ... 3,784 5,165,693
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (LIBOR USD 1
Month + 1.73%), 5.31%, 04/25/34
(a)
.... 1,881 1,808,761
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (LIBOR USD 3
Month + 1.10%), 5.34%, 01/20/31
(a)(b)
... 1,500 1,464,750
Benefit Street Partners CLO XIX Ltd.
(a)(b)
Series 2019-19A, Class A, (LIBOR USD 3
Month + 1.35%), 5.43%, 01/15/33 ... 7,000 6,815,465
Series 2019-19A, Class B, (LIBOR USD 3
Month + 2.00%), 6.08%, 01/15/33 ... 4,250 4,027,460
Benefit Street Partners CLO XV Ltd.
(a)(b)
Series 2018-15A, Class A1, (LIBOR USD 3
Month + 1.15%), 5.34%, 07/18/31 ... 2,200 2,138,450
Series 2018-15A, Class A2A, (LIBOR USD 3
Month + 1.70%), 5.89%, 07/18/31 ... 1,000 952,471
Bilbao CLO I DAC, Series 1X, Class D,
(EURIBOR 3 Month + 4.73%), 6.19%,
07/20/31
(a)(c)
.................... EUR 550 422,383
Bilbao CLO II DAC, Series 2X, Class DR,
(EURIBOR 3 Month + 5.97%), 6.36%,
08/20/35
(a)(c)
.................... 700 538,181
Birch Grove CLO Ltd.
(a)(b)
Series 19A, Class CR, (LIBOR USD 3
Month + 2.20%), 5.49%, 06/15/31 ... USD 2,000 1,860,893
Series 2021-3A, Class B1, (LIBOR USD 3
Month + 1.80%), 6.03%, 01/19/35 ... 7,500 6,897,137
Series 2021-3A, Class C, (LIBOR USD 3
Month + 2.25%), 6.48%, 01/19/35 ... 5,000 4,490,993
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
BlueMountain CLO DAC, Series 2021-1X,
Class E, (EURIBOR 3 Month + 5.41%),
5.41%, 04/15/34
(a)(c)
............... EUR 300 $ 222,835
BlueMountain CLO Ltd., Series 2013-2A,
Class A1R, (LIBOR USD 3 Month + 1.18%),
5.50%, 10/22/30
(a)(b)
............... USD 980 961,839
BlueMountain Fuji Eur CLO IV DAC, Series 4X,
Class ER, (EURIBOR 3 Month + 6.21%),
6.68%, 02/25/34
(a)(c)
............... EUR 700 531,093
Boyce Park CLO Ltd., Series 2022-1A, Class
C, (3 Month CME Term SOFR + 2.10%),
6.09%, 04/21/35
(a)(b)
............... USD 1,500 1,336,302
Bridge Street CLO II Ltd., Series 2021-1A,
Class A2, (LIBOR USD 3 Month + 1.75%),
5.99%, 07/20/34
(a)(b)
............... 5,000 4,685,439
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1R, (LIBOR USD 3
Month + 1.65%), 5.84%, 07/18/34 ... 9,000 8,419,275
Series 2019-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 6.19%, 07/18/34 ... 2,500 2,218,992
Canyon Capital CLO Ltd.
(a)(b)
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 1.90%), 5.98%, 07/15/31 ... 1,500 1,376,148
Series 2016-2A, Class BR, (LIBOR USD 3
Month + 1.75%), 5.83%, 10/15/31 ... 1,250 1,168,682
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 6.08%, 07/15/30 ... 5,000 4,631,519
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.20%), 6.13%, 04/15/35 2,000 1,795,762
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class C, (LIBOR USD 3
Month + 1.90%), 5.98%, 07/15/31 ... 1,000 913,958
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 6.13%, 07/15/34 ... 1,000 895,285
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.15%), 7.23%, 07/15/34 ... 1,000 834,321
Series 2020-3A, Class C, (LIBOR USD 3
Month + 2.50%), 6.58%, 01/15/34 ... 1,000 918,865
Capital Four CLO II DAC, Series 2X, Class
E, (EURIBOR 3 Month + 5.91%), 7.29%,
01/15/34
(a)(c)
.................... EUR 300 232,660
Carlyle C17 CLO Ltd., Series C17A, Class BR,
(LIBOR USD 3 Month + 1.85%), 6.26%,
04/30/31
(a)(b)
.................... USD 1,000 913,282
Carlyle US CLO Ltd.
(a)(b)
Series 2017-1A, Class A2R, (LIBOR USD 3
Month + 1.60%), 5.84%, 04/20/31 ... 2,700 2,530,343
Series 2019-3A, Class A2R, (LIBOR USD 3
Month + 1.70%), 5.94%, 10/20/32 ... 5,000 4,692,016
Series 2019-3A, Class BR, (LIBOR USD 3
Month + 2.30%), 6.54%, 10/20/32 ... 4,000 3,690,791
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (LIBOR USD 1 Month +
0.25%), 3.84%, 04/25/36
(a)
.......... 2,876 2,470,214
CarVal CLO I Ltd., Series 2018-1A, Class D,
(LIBOR USD 3 Month + 2.89%), 6.97%,
07/16/31
(a)(b)
.................... 1,995 1,751,390
CarVal CLO III Ltd., Series 2019-2A, Class CR,
(LIBOR USD 3 Month + 1.95%), 6.19%,
07/20/32
(a)(b)
.................... 7,000 6,432,362
CarVal CLO IV Ltd.
(a)(b)
Series 2021-1A, Class B, (LIBOR USD 3
Month + 1.75%), 5.99%, 07/20/34 ... 6,500 6,055,657
Series 2021-1A, Class D, (LIBOR USD 3
Month + 3.25%), 7.49%, 07/20/34 ... 5,000 4,311,632

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CarVal CLO VC Ltd.
(a)(b)
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.20%), 6.28%, 10/15/34 ... USD 2,000 $ 1,819,770
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 7.33%, 10/15/34 ... 3,000 2,641,026
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 3.70%), 7.94%,
04/20/29
(a)(b)
.................... 1,000 880,077
CBAM Ltd.
(a)(b)
Series 2017-1A, Class A1, (LIBOR USD 3
Month + 1.25%), 5.49%, 07/20/30 ... 997 980,472
Series 2020-13A, Class A, (LIBOR USD 3
Month + 1.43%), 5.67%, 01/20/34 ... 4,000 3,871,150
Cedar Funding IV CLO Ltd., Series 2014-4A,
Class BRR, (LIBOR USD 3 Month + 1.65%),
5.97%, 07/23/34
(a)(b)
............... 5,000 4,718,128
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a)(b)
....... 3,950 1,839,120
Cedar Funding V CLO Ltd., Series 2016-5A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
5.18%, 07/17/31
(a)(b)
............... 1,750 1,700,548
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class DRR, (LIBOR USD 3 Month + 3.31%),
7.55%, 04/20/34
(a)(b)
............... 1,950 1,677,433
CIFC European Funding CLO III DAC, Series
3X, Class E, (EURIBOR 3 Month + 5.61%),
6.99%, 01/15/34
(a)(c)
............... EUR 200 154,844
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class A2RR, (LIBOR USD
3 Month + 1.30%), 5.66%, 04/27/31 .. USD 1,700 1,618,429
Series 2013-4A, Class DRR, (LIBOR USD 3
Month + 2.80%), 7.16%, 04/27/31 ... 1,000 891,682
Series 2014-2RA, Class A3, (LIBOR USD 3
Month + 1.90%), 6.22%, 04/24/30 ... 500 471,945
Series 2014-3A, Class CR2, (LIBOR USD 3
Month + 2.35%), 6.67%, 10/22/31 ... 1,000 918,225
Series 2015-1A, Class CRR, (LIBOR USD 3
Month + 1.90%), 6.22%, 01/22/31 ... 1,000 928,562
Series 2016-1A, Class BRR, (LIBOR USD 3
Month + 1.70%), 5.98%, 10/21/31 ... 7,000 6,546,819
Series 2017-3A, Class A1, (LIBOR USD 3
Month + 1.22%), 5.46%, 07/20/30 ... 3,484 3,427,742
Series 2017-5A, Class B, (LIBOR USD 3
Month + 1.85%), 5.93%, 11/16/30 ... 500 467,750
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.40%), 5.59%, 04/18/31 ... 1,000 953,777
Series 2018-4A, Class A1, (LIBOR USD 3
Month + 1.15%), 5.23%, 10/17/31 ... 2,700 2,629,571
Series 2018-4A, Class B, (LIBOR USD 3
Month + 2.10%), 6.18%, 10/17/31 ... 2,000 1,864,054
Series 2019-5A, Class A2RS, (LIBOR USD
3 Month + 1.75%), 5.83%, 01/15/35 .. 1,200 1,131,900
Series 2019-6A, Class A1, (LIBOR USD 3
Month + 1.33%), 5.41%, 01/16/33 ... 8,500 8,279,133
Series 2019-6A, Class D, (LIBOR USD 3
Month + 3.95%), 8.03%, 01/16/33 ... 1,150 1,068,007
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.80%), 6.16%, 04/25/33 ... 9,000 8,208,024
Series 2021-3A, Class D, (LIBOR USD 3
Month + 3.00%), 7.08%, 07/15/36 ... 1,500 1,280,956
Series 2021-6A, Class A, (LIBOR USD 3
Month + 1.14%), 5.22%, 10/15/34 ... 600 573,834
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH2, Class M3, (LIBOR USD 1
Month + 0.47%), 4.05%, 08/25/36
(a)
.... 2,857 2,496,371
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Clear Creek CLO
(a)(b)
Series 2015-1A, Class AR, (LIBOR USD 3
Month + 1.20%), 5.44%, 10/20/30 ... USD 7,000 $ 6,848,514
Series 2015-1A, Class BR, (LIBOR USD 3
Month + 1.60%), 5.84%, 10/20/30 ... 3,000 2,900,891
Conseco Finance Corp.
(a)
Series 1996-5, Class M1, 8.05%, 07/15/27 413 409,495
Series 1997-7, Class M1, 7.03%, 07/15/28 1,977 1,841,155
Contego CLO IX DAC, Series 9X, Class E,
(EURIBOR 3 Month + 6.01%), 6.15%,
01/24/34
(a)(c)
.................... EUR 472 358,804
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (LIBOR
USD 1 Month + 0.34%), 3.93%, 07/25/37
(a)(b)
USD 1,298 851,380
CVC Cordatus Loan Fund XX DAC, Series
20X, Class E, (EURIBOR 3 Month + 5.61%),
6.71%, 06/22/34
(a)(c)
............... EUR 100 75,596
CVC Cordatus Loan Fund XXII DAC, Series
22X, Class D, (EURIBOR 3 Month + 3.15%),
4.15%, 12/15/34
(a)(c)
............... 200 161,286
Deer Creek CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.18%), 5.42%,
10/20/30
(a)(b)
.................... USD 1,000 980,349
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (LIBOR USD 3 Month + 2.05%),
6.24%, 07/18/30
(a)(b)
............... 2,000 1,849,763
Dryden 50 Senior Loan Fund, Series 2017-50A,
Class C, (LIBOR USD 3 Month + 2.25%),
6.33%, 07/15/30
(a)(b)
............... 1,000 935,435
Dryden 61 CLO Ltd., Series 2018-61A, Class
CR, (LIBOR USD 3 Month + 1.75%), 5.83%,
01/17/32
(a)(b)
.................... 8,000 7,323,506
Dryden 70 CLO Ltd., Series 2018-70A, Class
D, (LIBOR USD 3 Month + 3.75%), 7.83%,
01/16/32
(a)(b)
.................... 1,000 877,693
Dryden CLO Ltd., Series 2020-86A, Class DR,
(LIBOR USD 3 Month + 3.20%), 7.28%,
07/17/34
(a)(b)
.................... 6,000 5,058,700
Dryden Senior Loan Fund, Series 2017-47A,
Class CR, (LIBOR USD 3 Month + 2.05%),
6.13%, 04/15/28
(a)(b)
............... 5,250 4,991,308
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class CR, (LIBOR USD 3 Month +
1.85%), 5.93%, 04/15/29
(a)(b)
......... 6,000 5,532,000
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class B1LR, (LIBOR USD 3 Month +
3.15%), 6.06%, 08/15/30
(a)(b)
......... 1,500 1,326,546
Eaton Vance CLO Ltd.
(a)(b)
Series 2013-1A, Class B3R, (LIBOR USD 3
Month + 2.15%), 6.23%, 01/15/34 ... 3,500 3,202,785
Series 2018-1A, Class C, (LIBOR USD 3
Month + 2.20%), 6.28%, 10/15/30 ... 1,000 917,549
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.10%), 5.18%, 04/15/31 ... 2,500 2,417,770
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 6.13%, 10/15/34 ... 3,500 3,154,533
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 7.18%, 10/15/34 ... 3,000 2,582,844
Elevation CLO Ltd., Series 2017-8A, Class C,
(LIBOR USD 3 Month + 2.05%), 6.41%,
10/25/30
(a)(b)
.................... 3,000 2,751,813
Elmwood CLO I Ltd.
(a)(b)
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.45%), 5.69%, 10/20/33 ... 2,500 2,425,241

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 4.40%), 8.64%, 10/20/33 ... USD 2,000 $ 1,876,026
Elmwood CLO IV Ltd.
(a)(b)
Series 2020-1A, Class B, (LIBOR USD 3
Month + 1.70%), 5.78%, 04/15/33 ... 1,250 1,184,495
Series 2020-1A, Class D, (LIBOR USD 3
Month + 3.15%), 7.23%, 04/15/33 ... 5,500 4,962,826
Elmwood CLO IX Ltd., Series 2021-2A, Class
C, (LIBOR USD 3 Month + 1.90%), 6.14%,
07/20/34
(a)(b)
.................... 1,500 1,348,247
Elmwood CLO V Ltd., Series 2020-2A, Class
DR, (LIBOR USD 3 Month + 3.10%), 7.34%,
10/20/34
(a)(b)
.................... 2,000 1,791,909
Elmwood CLO XI Ltd., Series 2021-4A, Class
D, (LIBOR USD 3 Month + 2.95%), 7.19%,
10/20/34
(a)(b)
.................... 2,000 1,733,606
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF9, Class 2A4, (LIBOR USD 1
Month + 0.50%), 4.09%, 06/25/36 ... 1,450 1,238,225
Series 2006-FF13, Class A1, (LIBOR USD 1
Month + 0.24%), 3.83%, 10/25/36 ... 3,277 2,221,702
Series 2006-FF13, Class A2C, (LIBOR USD
1 Month + 0.32%), 3.91%, 10/25/36 .. 1,921 1,302,205
Series 2006-FF17, Class A5, (LIBOR USD 1
Month + 0.15%), 3.74%, 12/25/36 ... 2,465 2,243,862
Series 2006-FFH1, Class M1, (LIBOR USD
1 Month + 0.56%), 4.14%, 01/25/36 .. 5,717 5,476,105
FirstKey Homes Trust
(b)
Series 2022-SFR1, Class E1, 5.00%,
05/17/39 .................... 6,000 5,225,211
Series 2022-SFR2, Class E1, 4.50%,
07/17/39 .................... 6,382 5,388,662
Flatiron CLO 17 Ltd.
(a)(b)
Series 2017-1A, Class AR, (LIBOR USD 3
Month + 0.98%), 3.89%, 05/15/30 ... 2,892 2,838,351
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 1.90%), 4.81%, 05/15/30 ... 1,000 936,228
Flatiron CLO 20 Ltd., Series 2020-1A, Class
D, (LIBOR USD 3 Month + 3.79%), 6.77%,
11/20/33
(a)(b)
.................... 1,000 891,264
Flatiron CLO 21 Ltd.
(a)(b)
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.85%), 6.08%, 07/19/34 ... 2,000 1,796,669
Series 2021-1A, Class D, (LIBOR USD 3
Month + 2.90%), 7.13%, 07/19/34 ... 2,500 2,221,441
FRTKL, Series 2021-SFR1, Class F, 3.17%,
09/17/38
(b)
..................... 2,900 2,343,355
Galaxy XX CLO Ltd., Series 2015-20A, Class
D1R, (LIBOR USD 3 Month + 2.60%),
6.84%, 04/20/31
(a)(b)
............... 1,800 1,592,315
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
C, (LIBOR USD 3 Month + 1.70%), 5.78%,
01/15/31
(a)(b)
.................... 500 456,495
Galaxy XXVII CLO Ltd., Series 2018-27A,
Class A, (LIBOR USD 3 Month + 1.02%),
3.94%, 05/16/31
(a)(b)
............... 3,000 2,922,914
Generate CLO 2 Ltd., Series 2A, Class AR,
(LIBOR USD 3 Month + 1.15%), 5.47%,
01/22/31
(a)(b)
.................... 7,660 7,507,127
Generate CLO 3 Ltd., Series 3A, Class DR,
(LIBOR USD 3 Month + 3.60%), 7.84%,
10/20/29
(a)(b)
.................... 2,000 1,786,889
Generate CLO 6 Ltd., Series 6A, Class CR,
(LIBOR USD 3 Month + 2.45%), 6.77%,
01/22/35
(a)(b)
.................... 1,000 906,249
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Generate CLO 7 Ltd., Series 2019-2A, Class
A1, (LIBOR USD 3 Month + 1.37%), 5.69%,
01/22/33
(a)(b)
.................... USD 3,000 $ 2,905,500
Generate CLO 9 Ltd.
(a)(b)
Series 9A, Class B, (LIBOR USD 3 Month +
1.70%), 5.99%, 10/20/34 ......... 8,500 7,963,459
Series 9A, Class C, (LIBOR USD 3 Month +
2.25%), 6.49%, 10/20/34 ......... 3,000 2,681,050
Series 9A, Class D, (LIBOR USD 3 Month +
3.35%), 7.59%, 10/20/34 ......... 3,000 2,471,788
Series 9A, Class E, (LIBOR USD 3 Month +
6.85%), 11.09%, 10/20/34 ......... 1,000 858,127
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.19%), 5.27%,
10/15/30
(a)(b)
.................... 2,250 2,200,445
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2017-1A, Class CR2, (LIBOR USD 3
Month + 1.80%), 6.04%, 04/20/34
(a)(b)
... 9,500 8,519,730
GoldenTree Loan Management US CLO 10
Ltd., Series 2021-10A, Class B, (LIBOR
USD 3 Month + 1.60%), 5.84%, 07/20/34
(a)(b)
1,000 939,364
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class AJ, (LIBOR USD 3
Month + 1.30%), 5.54%, 04/20/30
(a)(b)
... 2,000 1,900,276
GoldenTree Loan Management US CLO 4 Ltd.,
Series 2019-4A, Class CR, (LIBOR USD 3
Month + 2.00%), 6.32%, 04/24/31
(a)(b)
... 1,000 919,042
GoldenTree Loan Management US CLO 5
Ltd.
(a)(b)
Series 2019-5A, Class CR, (LIBOR USD 3
Month + 2.05%), 6.29%, 10/20/32 ... 2,000 1,842,594
Series 2019-5A, Class DR, (LIBOR USD 3
Month + 3.15%), 7.39%, 10/20/32 ... 1,000 881,729
GoldenTree Loan Management US CLO 6 Ltd.,
Series 2019-6A, Class BR, (3 Month CME
Term SOFR + 1.80%), 5.76%, 04/20/35
(a)(b)
800 735,145
GoldenTree Loan Opportunities IX Ltd., Series
2014-9A, Class BR2, (LIBOR USD 3 Month
+ 1.60%), 6.01%, 10/29/29
(a)(b)
........ 900 866,462
GoldenTree Loan Opportunities X Ltd.
(a)(b)
Series 2015-10A, Class AR, (LIBOR USD 3
Month + 1.12%), 5.36%, 07/20/31 ... 3,300 3,207,099
Series 2015-10A, Class C1R, (LIBOR USD
3 Month + 2.10%), 6.34%, 07/20/31 .. 1,000 935,085
GoldentTree Loan Management US CLO 1
Ltd.
(a)(b)
Series 2021-11A, Class C, (LIBOR USD 3
Month + 1.95%), 6.19%, 10/20/34 ... 3,000 2,678,878
Series 2021-11A, Class D, (LIBOR USD 3
Month + 3.00%), 7.24%, 10/20/34 ... 1,000 846,401
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (LIBOR USD 3 Month +
1.80%), 6.04%, 07/20/34
(a)(b)
......... 4,000 3,796,824
Golub Capital Partners CLO 55B Ltd., Series
2021-55A, Class D, (LIBOR USD 3 Month +
3.20%), 7.44%, 07/20/34
(a)(b)
......... 2,500 2,201,845
Golub Capital Partners CLO 58B Ltd., Series
2021-58A, Class A1, (LIBOR USD 3 Month
+ 1.18%), 5.54%, 01/25/35
(a)(b)
........ 1,000 954,531
Greene King Finance plc
(a)
Series B1,  (Sterling Overnight Index
Average + 1.92%), 4.11%, 12/15/34 .. GBP 100 93,122
Series B2,  (Sterling Overnight Index
Average + 2.20%), 4.39%, 03/15/36
(c)
. 100 86,010

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Greenpoint Manufactured Housing, Series
2000-1, Class A4, 8.14%, 03/20/30
(a)
.... USD 4,899 $ 3,629,465
Greywolf CLO II Ltd., Series 2013-1A, Class
B1RR, (LIBOR USD 3 Month + 2.30%),
6.38%, 04/15/34
(a)(b)
............... 1,500 1,365,086
Greywolf CLO III Ltd.
(a)(b)
Series 2020-3RA, Class BR, (3 Month CME
Term SOFR + 2.71%), 6.75%, 04/15/33 3,000 2,764,591
Series 2020-3RA, Class CR, (3 Month CME
Term SOFR + 3.61%), 7.65%, 04/15/33 1,000 855,807
Greywolf CLO V Ltd., Series 2015-1A, Class
CR, (LIBOR USD 3 Month + 3.00%), 7.36%,
01/27/31
(a)(b)
.................... 450 390,517
Grippen Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 2.30%), 6.54%,
01/20/30
(a)(b)
.................... 1,000 947,387
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (LIBOR USD 1
Month + 0.70%), 4.29%, 12/25/35
(a)
.. 1,025 449,567
Series 2006-4, Class 1A1, 2.98%,
03/25/36
(a)
................... 2,699 1,936,705
Series 2006-5, Class 1A1, (LIBOR USD 1
Month + 0.36%), 3.95%, 03/25/36
(a)
.. 3,595 1,160,895
Series 2006-18, Class AF6, 6.18%,
11/25/36
(d)
................... 3,340 835,076
GSAMP Trust
(a)
Series 2006-FM3, Class A1, (LIBOR USD 1
Month + 0.14%), 3.73%, 11/25/36 ... 6,725 3,196,283
Series 2006-HE6, Class A4, (LIBOR USD 1
Month + 0.48%), 4.07%, 08/25/36 ... 1,450 1,153,958
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (LIBOR USD 3 Month + 2.10%),
6.47%, 07/28/31
(a)(b)
............... 1,000 933,252
Gulf Stream Meridian 1 Ltd.
(a)(b)
Series 2020-IA, Class A1, (LIBOR USD 3
Month + 1.37%), 5.45%, 04/15/33 ... 7,500 7,285,234
Series 2020-IA, Class B, (LIBOR USD 3
Month + 2.00%), 6.08%, 04/15/33 ... 2,000 1,877,377
Gulf Stream Meridian 4 Ltd.
(a)(b)
Series 2021-4A, Class A1, (LIBOR USD 3
Month + 1.20%), 5.28%, 07/15/34 ... 7,000 6,710,472
Series 2021-4A, Class A2, (LIBOR USD 3
Month + 1.85%), 5.93%, 07/15/34 ... 1,250 1,183,860
Halsey Point CLO I Ltd.
(a)(b)
Series 2019-1A, Class A1A1, (LIBOR USD 3
Month + 1.35%), 5.59%, 01/20/33 ... 10,000 9,711,784
Series 2019-1A, Class B1, (LIBOR USD 3
Month + 2.20%), 6.44%, 01/20/33 ... 2,500 2,374,527
HalseyPoint CLO 3 Ltd., Series 2020-3A,
Class A1A, (LIBOR USD 3 Month + 1.45%),
5.86%, 11/30/32
(a)(b)
............... 11,000 10,728,218
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
C, (LIBOR USD 3 Month + 2.15%), 6.39%,
04/20/34
(a)(b)
.................... 1,750 1,579,024
Halseypoint CLO 5 Ltd.
(a)(b)
Series 2021-5A, Class B, (LIBOR USD 3
Month + 1.80%), 6.21%, 01/30/35 ... 3,500 3,225,018
Series 2021-5A, Class D, (LIBOR USD 3
Month + 3.50%), 7.91%, 01/30/35 ... 3,000 2,637,296
Harvest CLO XVI DAC, Series 16X, Class
ER, (EURIBOR 3 Month + 5.57%), 6.95%,
10/15/31
(a)(c)
.................... EUR 235 175,659
Henley CLO IV DAC, Series 4X, Class E,
(EURIBOR 3 Month + 5.25%), 5.39%,
04/25/34
(a)(c)
.................... 300 220,244
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Highbridge Loan Management Ltd., Series
12A-18, Class B, (LIBOR USD 3 Month +
1.85%), 6.04%, 07/18/31
(a)(b)
......... USD 1,000 $ 915,094
Home Partners of America Trust, Series 2021-
2, Class F, 3.80%, 12/17/26
(b)
......... 9,737 8,092,262
HPS Loan Management Ltd., Series 8A-2016,
Class CR, (LIBOR USD 3 Month + 1.95%),
6.19%, 07/20/30
(a)(b)
............... 1,000 903,879
Invesco CLO Ltd.
(a)(b)
Series 2021-2A, Class D, (LIBOR USD 3
Month + 2.90%), 6.98%, 07/15/34 ... 500 429,617
Series 2022-1A, Class B, (3 Month CME
Term SOFR + 1.80%), 5.76%, 04/20/35 3,125 2,867,231
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.15%), 6.11%, 04/20/35 5,000 4,469,903
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.05%), 7.01%, 04/20/35 2,550 2,206,707
Invesco Euro CLO, Series 6X, Class E,
(EURIBOR 3 Month + 5.99%), 7.37%,
07/15/34
(a)(c)
.................... EUR 300 226,416
Invesco Euro CLO III DAC, Series 3X, Class
F, (EURIBOR 3 Month + 8.07%), 9.45%,
07/15/32
(a)(c)
.................... 218 175,288
Invesco Euro CLO V DAC, Series 5X, Class
E, (EURIBOR 3 Month + 5.81%), 7.19%,
01/15/34
(a)(c)
.................... 200 155,423
Invitation Homes Trust, Series 2018-SFR4,
Class A, (LIBOR USD 1 Month + 1.10%),
4.51%, 01/17/38
(a)(b)
............... USD 2,780 2,731,966
JPMorgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (LIBOR USD 1 Month
+ 0.80%), 4.39%, 07/25/36
(a)
......... 2,975 2,435,812
KKR CLO 18 Ltd., Series 18, Class CR, (LIBOR
USD 3 Month + 2.10%), 6.29%, 07/18/30
(a)(b)
8,050 7,531,643
KKR CLO 23 Ltd., Series 23, Class D, (LIBOR
USD 3 Month + 3.10%), 7.34%, 10/20/31
(a)(b)
1,300 1,143,244
KKR CLO 27 Ltd.
(a)(b)
Series 27A, Class BR, (3 Month CME Term
SOFR + 1.85%), 5.71%, 10/15/32 ... 4,250 3,982,655
Series 27A, Class CR, (3 Month CME Term
SOFR + 2.25%), 6.11%, 10/15/32 .... 1,450 1,344,704
KKR CLO 30 Ltd., Series 30A, Class ER,
(LIBOR USD 3 Month + 6.40%), 10.48%,
10/17/31
(a)(b)
.................... 2,000 1,707,097
KKR CLO 35 Ltd., Series 35A, Class B, (LIBOR
USD 3 Month + 1.70%), 5.94%, 10/20/34
(a)(b)
3,657 3,436,458
KKR CLO 41 Ltd., Series 2022-41A, Class
D, (3 Month CME Term SOFR + 3.25%),
7.11%, 04/15/35
(a)(b)
............... 5,250 4,570,571
KKR CLO Ltd., Series 22A, Class D, (LIBOR
USD 3 Month + 3.10%), 7.34%, 07/20/31
(a)(b)
1,200 1,078,977
LCM XXV Ltd., Series 25A, Class B2, (LIBOR
USD 3 Month + 1.65%), 5.89%, 07/20/30
(a)(b)
350 328,877
Long Beach Mortgage Loan Trust
(a)
Series 2005-3, Class 1A, (LIBOR USD 1
Month + 0.52%), 4.11%, 08/25/45 ... 1,803 1,708,429
Series 2006-4, Class 1A, (LIBOR USD 1
Month + 0.30%), 3.89%, 05/25/36 ... 22,312 12,810,114
Series 2006-6, Class 2A3, (LIBOR USD 1
Month + 0.30%), 3.89%, 07/25/36 ... 5,904 2,352,839
Series 2006-7, Class 1A, (LIBOR USD 1
Month + 0.31%), 3.90%, 08/25/36 ... 6,656 3,513,693
Series 2006-WL3, Class 2A4, (LIBOR USD
1 Month + 0.60%), 4.19%, 01/25/36 .. 1,473 1,339,941

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Lucali CLO Ltd., Series 2020-1A, Class D,
(LIBOR USD 3 Month + 3.60%), 7.68%,
01/15/33
(a)(b)
.................... USD 2,250 $ 1,980,573
Madison Park Funding XX Ltd.
(a)(b)
Series 2016-20A, Class CR, (LIBOR USD 3
Month + 1.90%), 6.26%, 07/27/30 ... 4,080 3,722,123
Series 2016-20A, Class DR, (LIBOR USD 3
Month + 3.00%), 7.36%, 07/27/30 ... 1,315 1,155,964
Madison Park Funding XXIX Ltd., Series
2018-29A, Class C, (LIBOR USD 3 Month +
2.20%), 6.39%, 10/18/30
(a)(b)
......... 5,450 5,094,464
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (LIBOR USD 3 Month +
1.20%), 5.61%, 07/29/30
(a)(b)
......... 3,500 3,437,728
Madison Park Funding XXVII Ltd.
(a)(b)
Series 2018-27A, Class B, (LIBOR USD 3
Month + 1.80%), 6.04%, 04/20/30 ... 1,600 1,459,316
Series 2018-27A, Class C, (LIBOR USD 3
Month + 2.60%), 6.84%, 04/20/30 ... 1,000 884,405
Madison Park Funding XXXI Ltd.
(a)(b)
Series 2018-31A, Class C, (LIBOR USD 3
Month + 2.15%), 6.47%, 01/23/31 ... 600 549,741
Series 2018-31A, Class D, (LIBOR USD 3
Month + 3.00%), 7.32%, 01/23/31 ... 750 657,816
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3 Month CME
Term SOFR + 1.80%), 5.66%, 10/15/32 6,000 5,688,752
Series 2019-33A, Class CR, (3 Month CME
Term SOFR + 2.20%), 6.06%, 10/15/32 4,750 4,355,470
Series 2019-33A, Class DR, (3 Month CME
Term SOFR + 3.10%), 6.96%, 10/15/32 2,000 1,757,142
Marble Point CLO XI Ltd., Series 2017-2A,
Class B, (LIBOR USD 3 Month + 1.50%),
5.69%, 12/18/30
(a)(b)
............... 1,500 1,398,798
Marino Park CLO DAC, Series 1X, Class D,
(EURIBOR 3 Month + 5.67%), 5.67%,
01/16/34
(a)(c)
.................... EUR 100 78,353
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (LIBOR USD 1 Month
+ 0.52%), 4.11%, 06/25/36
(a)(b)
........ USD 2,093 1,882,180
MF1 Ltd., Series 2021-FL7, Class A, (LIBOR
USD 1 Month + 1.08%), 4.52%, 10/16/36
(a)(b)
3,050 2,933,038
Milos CLO Ltd.
(a)(b)
Series 2017-1A, Class BR, (LIBOR USD 3
Month + 1.55%), 5.79%, 10/20/30 ... 5,862 5,528,326
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 1.90%), 6.14%, 10/20/30 ... 2,000 1,856,457
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 6.42%, 09/25/46
(d)
. 612 136,429
Neuberger Berman CLO XVIII Ltd.
(a)(b)
Series 2014-18A, Class BR2, (LIBOR USD
3 Month + 2.15%), 6.43%, 10/21/30 .. 1,500 1,380,354
Series 2014-18A, Class CR2, (LIBOR USD
3 Month + 3.00%), 7.28%, 10/21/30 .. 1,250 1,097,183
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class ERR, (LIBOR USD 3 Month +
6.50%), 10.58%, 07/15/34
(a)(b)
........ 2,600 2,190,864
Neuberger Berman CLO XXI Ltd., Series 2016-
21A, Class DR2, (LIBOR USD 3 Month +
3.30%), 7.54%, 04/20/34
(a)(b)
......... 1,000 881,641
Neuberger Berman CLO XXII Ltd.
(a)(b)
Series 2016-22A, Class BR, (LIBOR USD 3
Month + 1.65%), 5.73%, 10/17/30 ... 800 767,205
Series 2016-22A, Class CR, (LIBOR USD 3
Month + 2.20%), 6.28%, 10/17/30 ... 1,000 928,397
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 26
Ltd.
(a)(b)
Series 2017-26A, Class C, (LIBOR USD 3
Month + 1.75%), 5.94%, 10/18/30 ... USD 2,000 $ 1,828,625
Series 2017-26A, Class D, (LIBOR USD 3
Month + 2.65%), 6.84%, 10/18/30 ... 3,250 2,815,044
Neuberger Berman Loan Advisers CLO 29 Ltd.,
Series 2018-29A, Class D, (LIBOR USD 3
Month + 3.10%), 7.33%, 10/19/31
(a)(b)
... 500 439,810
Neuberger Berman Loan Advisers CLO 35 Ltd.,
Series 2019-35A, Class A1, (LIBOR USD 3
Month + 1.34%), 5.57%, 01/19/33
(a)(b)
... 8,450 8,219,048
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class CR, (LIBOR USD 3
Month + 1.80%), 6.04%, 07/20/31
(a)(b)
... 1,563 1,445,822
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class C, (LIBOR USD 3
Month + 1.75%), 5.83%, 04/16/33
(a)(b)
... 1,000 914,030
Neuberger Berman Loan Advisers CLO 45 Ltd.,
Series 2021-45A, Class A, (LIBOR USD 3
Month + 1.13%), 5.14%, 10/14/35
(a)(b)
... 10,250 9,803,904
Neuberger Berman Loan Advisers CLO Ltd.,
Series 2018-27A, Class D, (LIBOR USD 3
Month + 2.60%), 6.68%, 01/15/30
(a)(b)
... 1,000 890,950
Neuberger Berman Loan Advisers Euro CLO,
Series 2021-1X, Class E, (EURIBOR 3
Month + 5.52%), 5.52%, 04/17/34
(a)(c)
... EUR 188 137,903
New Residential Mortgage Loan Trust, Series
2022-SFR2, Class F, 4.00%, 09/04/39
(b)
.. USD 5,006 3,736,016
Newark BSL CLO 1 Ltd., Series 2016-1A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
5.46%, 12/21/29
(a)(b)
............... 4,568 4,477,045
North Westerly VII ESG CLO DAC, Series
VII-X, Class E, (EURIBOR 3 Month +
5.66%), 5.66%, 05/15/34
(a)(c)
......... EUR 100 75,194
Northwoods Capital 21 Euro DAC, Series
2020-21X, Class ER, (EURIBOR 3 Month +
6.06%), 7.56%, 07/22/34
(a)(c)
......... 200 148,242
Northwoods Capital 23 Euro DAC, Series 2021-
23X, Class E, (EURIBOR 3 Month + 6.21%),
7.21%, 03/15/34
(a)(c)
............... 200 145,844
NYACK Park CLO Ltd.
(a)(b)
Series 2021-1A, Class A, (LIBOR USD 3
Month + 1.12%), 5.36%, 10/20/34 ... USD 4,418 4,220,727
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.95%), 6.19%, 10/20/34 ... 2,500 2,227,322
Oakwood Mortgage Investors, Inc.
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
512 485,898
Series 1999-C, Class A2, 7.48%, 08/15/27 2,673 2,243,505
Series 2001-D, Class A3, 5.90%, 09/15/22
(a)
328 173,190
Series 2002-B, Class A4, 7.09%, 06/15/32
(a)
12 12,379
OCP CLO Ltd.
(a)(b)
Series 2014-5A, Class CR, (LIBOR USD 3
Month + 2.90%), 7.23%, 04/26/31 ... 3,100 2,574,839
Series 2014-6A, Class A1R, (LIBOR USD 3
Month + 1.26%), 5.34%, 10/17/30 ... 10,800 10,617,518
Series 2014-6A, Class A2R, (LIBOR USD 3
Month + 1.72%), 5.80%, 10/17/30 ... 7,500 7,086,799
Series 2015-10A, Class CR2, (LIBOR USD
3 Month + 2.05%), 6.38%, 01/26/34 .. 3,700 3,351,271
Series 2015-10A, Class DR2, (LIBOR USD
3 Month + 2.95%), 7.28%, 01/26/34 .. 2,000 1,738,410
Series 2016-11A, Class A1AR, (LIBOR USD
3 Month + 1.27%), 5.60%, 10/26/30 .. 1,000 981,008

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-15A, Class A3, (LIBOR USD 3
Month + 1.70%), 5.94%, 07/20/31 ... USD 1,000 $ 948,867
Series 2019-16A, Class CR, (LIBOR USD 3
Month + 1.85%), 5.76%, 04/10/33 ... 2,500 2,258,586
Series 2019-17A, Class CR, (LIBOR USD 3
Month + 2.00%), 6.24%, 07/20/32 ... 6,000 5,456,467
Series 2019-17A, Class DR, (LIBOR USD 3
Month + 3.10%), 7.34%, 07/20/32 ... 1,500 1,259,034
Series 2020-19A, Class CR, (LIBOR USD 3
Month + 2.10%), 6.34%, 10/20/34 ... 7,500 6,708,137
Series 2020-19A, Class DR, (LIBOR USD 3
Month + 3.15%), 7.39%, 10/20/34 ... 1,000 865,980
Series 2021-22A, Class C, (LIBOR USD 3
Month + 2.05%), 6.29%, 12/02/34 ... 4,500 4,011,619
Series 2021-22A, Class D, (LIBOR USD 3
Month + 3.10%), 7.34%, 12/02/34 ... 1,250 1,088,174
OCP Euro CLO DAC
(a)(c)
Series 2017-2X, Class E, (EURIBOR 3
Month + 5.00%), 6.38%, 01/15/32 ... EUR 298 238,140
Series 2017-2X, Class F, (EURIBOR 3
Month + 6.40%), 7.78%, 01/15/32 ... 200 144,001
Series 2019-3X, Class ER, (EURIBOR 3
Month + 6.02%), 7.48%, 04/20/33 ... 400 307,917
Series 2022-5X, Class E, (EURIBOR 3
Month + 6.47%), 7.93%, 04/20/35 ... 500 380,682
Octagon Investment Partners 26 Ltd.
(a)(b)
Series 2016-1A, Class BR, (LIBOR USD 3
Month + 1.60%), 5.68%, 07/15/30 ... USD 6,000 5,562,968
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 1.80%), 5.88%, 07/15/30 ... 2,250 2,028,867
Series 2016-1A, Class DR, (LIBOR USD 3
Month + 2.85%), 6.93%, 07/15/30 ... 1,250 1,036,834
Octagon Investment Partners 27 Ltd., Series
2016-1A, Class CR, (LIBOR USD 3 Month +
2.10%), 6.18%, 07/15/30
(a)(b)
......... 1,500 1,373,840
Octagon Investment Partners 28 Ltd., Series
2016-1A, Class C1R, (LIBOR USD 3 Month
+ 2.25%), 6.57%, 10/24/30
(a)(b)
........ 4,000 3,707,316
Octagon Investment Partners 29 Ltd., Series
2016-1A, Class DR, (LIBOR USD 3 Month +
3.10%), 7.42%, 01/24/33
(a)(b)
......... 1,532 1,279,191
Octagon Investment Partners 34 Ltd., Series
2017-1A, Class B1, (LIBOR USD 3 Month +
1.40%), 5.64%, 01/20/30
(a)(b)
......... 2,000 1,901,201
Octagon Investment Partners 35 Ltd., Series
2018-1A, Class C, (LIBOR USD 3 Month +
2.60%), 6.84%, 01/20/31
(a)(b)
......... 1,000 838,065
Octagon Investment Partners 40 Ltd.
(a)(b)
Series 2019-1A, Class C1R, (LIBOR USD 3
Month + 2.15%), 6.39%, 01/20/35 ... 3,000 2,677,800
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.35%), 7.59%, 01/20/35 ... 3,000 2,592,633
Octagon Investment Partners 41 Ltd.
(a)(b)
Series 2019-2A, Class B1R, (LIBOR USD 3
Month + 1.70%), 5.78%, 10/15/33 ... 8,500 7,957,268
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.15%), 6.23%, 10/15/33 ... 3,800 3,448,105
Series 2019-2A, Class DR, (LIBOR USD 3
Month + 3.20%), 7.28%, 10/15/33 ... 4,250 3,733,615
Octagon Loan Funding Ltd.
(a)(b)
Series 2014-1A, Class ARR, (LIBOR USD 3
Month + 1.18%), 4.14%, 11/18/31 ... 13,212 12,869,436
Series 2014-1A, Class BRR, (LIBOR USD 3
Month + 1.70%), 4.66%, 11/18/31 ... 1,500 1,391,475
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2014-1A, Class CRR, (LIBOR USD 3
Month + 2.20%), 5.16%, 11/18/31 ... USD 1,000 $ 901,482
OHA Credit Funding 11 Ltd., Series 2022-11A,
Class D, (3 Month CME Term SOFR +
3.60%), 7.56%, 07/19/33
(a)(b)
......... 1,000 881,806
OHA Credit Funding 2 Ltd.
(a)(b)
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.20%), 6.48%, 04/21/34 ... 1,500 1,371,265
Series 2019-2A, Class DR, (LIBOR USD 3
Month + 3.30%), 7.58%, 04/21/34 ... 1,000 879,059
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class DR, (LIBOR USD 3 Month + 3.15%),
7.39%, 07/20/34
(a)(b)
............... 1,000 884,838
OHA Credit Partners VII Ltd., Series 2012-7A,
Class D1R3, (LIBOR USD 3 Month +
2.90%), 5.88%, 02/20/34
(a)(b)
......... 5,970 5,344,586
OHA Credit Partners XI Ltd., Series 2015-11A,
Class DR, (LIBOR USD 3 Month + 2.95%),
7.19%, 01/20/32
(a)(b)
............... 400 357,580
OHA Credit Partners XIV Ltd.
(a)(b)
Series 2017-14A, Class B, (LIBOR USD 3
Month + 1.50%), 5.78%, 01/21/30 ... 1,000 955,615
Series 2017-14A, Class C, (LIBOR USD 3
Month + 1.80%), 6.08%, 01/21/30 ... 1,500 1,385,171
OHA Credit Partners XVI, Series 2021-16A,
Class A, (LIBOR USD 3 Month + 1.15%),
5.34%, 10/18/34
(a)(b)
............... 13,500 12,921,521
OHA Loan Funding Ltd.
(a)(b)
Series 2015-1A, Class DR3, (LIBOR USD 3
Month + 3.20%), 7.43%, 01/19/37 ... 4,750 4,048,868
Series 2016-1A, Class CR, (LIBOR USD 3
Month + 1.95%), 6.19%, 01/20/33 ... 2,250 2,058,518
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class BR3, (LIBOR USD 3
Month + 1.85%), 6.08%, 10/17/31 ... 2,950 2,714,319
Series 2014-1A, Class A2R2, (LIBOR USD 3
Month + 1.45%), 5.53%, 01/17/31 ... 6,650 6,347,606
Series 2014-1A, Class CR2, (LIBOR USD 3
Month + 2.65%), 6.73%, 01/17/31 ... 2,100 1,866,156
Series 2015-1A, Class CR4, (LIBOR USD 3
Month + 2.85%), 5.83%, 05/21/34 ... 4,100 3,545,869
Series 2015-2A, Class A1R2, (LIBOR USD 3
Month + 1.10%), 5.34%, 07/20/30 ... 7,898 7,725,957
Series 2015-2A, Class CR2, (LIBOR USD 3
Month + 2.75%), 6.99%, 07/20/30 ... 1,400 1,213,520
Series 2018-1A, Class A2, (LIBOR USD 3
Month + 1.45%), 5.64%, 04/18/31 ... 10,000 9,525,284
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.75%), 5.94%, 04/18/31 ... 2,000 1,846,173
Series 2018-2A, Class A2, (LIBOR USD 3
Month + 1.65%), 5.73%, 07/16/31 ... 1,000 952,027
Series 2019-1A, Class A1R, (LIBOR USD 3
Month + 1.15%), 4.06%, 11/14/34 ... 7,000 6,692,583
Series 2019-1A, Class A2R, (LIBOR USD 3
Month + 1.70%), 4.61%, 11/14/34 ... 7,000 6,604,713
Series 2019-1A, Class BR, (LIBOR USD 3
Month + 2.00%), 4.91%, 11/14/34 ... 2,500 2,248,383
Series 2019-1A, Class CR, (LIBOR USD 3
Month + 3.05%), 5.96%, 11/14/34 ... 3,750 3,332,394
Series 2020-3A, Class BR, (LIBOR USD 3
Month + 1.95%), 4.86%, 11/15/31 ... 2,000 1,849,183
Series 2020-3A, Class CR, (LIBOR USD 3
Month + 2.95%), 5.86%, 11/15/31 ... 1,500 1,340,312
Series 2021-1A, Class B, (LIBOR USD 3
Month + 1.70%), 5.94%, 04/20/34 ... 7,000 6,246,611

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-2A, Class C, (LIBOR USD 3
Month + 1.80%), 5.88%, 07/15/34 ... USD 2,000 $ 1,794,533
Series 2021-2A, Class D, (LIBOR USD 3
Month + 2.90%), 6.98%, 07/15/34 ... 4,000 3,494,744
Series 2021-3A, Class B, (LIBOR USD 3
Month + 1.65%), 5.73%, 01/15/35 ... 7,000 6,636,502
Series 2021-3A, Class C, (LIBOR USD 3
Month + 1.95%), 6.03%, 01/15/35 ... 5,000 4,494,289
Series 2021-3A, Class D, (LIBOR USD 3
Month + 2.95%), 7.03%, 01/15/35 ... 2,000 1,735,041
Series 2021-4A, Class B, (LIBOR USD 3
Month + 1.65%), 5.73%, 10/15/34 ... 7,250 6,790,135
Series 2021-4A, Class C, (LIBOR USD 3
Month + 1.95%), 6.03%, 10/15/34 ... 4,850 4,354,626
Series 2021-4A, Class D, (LIBOR USD 3
Month + 2.95%), 7.03%, 10/15/34 ... 6,000 5,326,436
Series 2022-1A, Class B, (3 Month CME
Term SOFR + 1.80%), 5.76%, 04/20/35 1,000 948,402
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.05%), 6.01%, 04/20/35 3,500 3,143,654
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.05%), 7.01%, 04/20/35 3,250 2,912,959
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
Series 2016-1A, Class A2R, (LIBOR USD 3
Month + 1.80%), 4.76%, 08/23/31 ... 2,600 2,431,603
Series 2018-1A, Class A2R, (LIBOR USD 3
Month + 1.60%), 5.84%, 10/20/31 ... 4,700 4,390,662
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.85%), 6.76%, 05/15/32 ... 2,500 2,150,125
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.25%), 6.33%, 07/15/34 ... 6,000 5,425,547
Pikes Peak CLO 2
(a)(b)
Series 2018-2A, Class B1R, (LIBOR USD 3
Month + 1.75%), 5.94%, 10/18/34 ... 5,000 4,650,555
Series 2018-2A, Class CR, (LIBOR USD 3
Month + 2.25%), 6.44%, 10/18/34 ... 2,350 2,116,380
Pikes Peak CLO 6, Series 2020-6A, Class BR2,
(LIBOR USD 3 Month + 1.70%), 4.66%,
05/18/34
(a)(b)
.................... 1,000 932,627
Pikes Peak CLO 8, Series 2021-8A, Class B,
(LIBOR USD 3 Month + 1.75%), 5.99%,
07/20/34
(a)(b)
.................... 2,000 1,862,791
Pikes Peak CLO 9, Series 2021-9A, Class B,
(LIBOR USD 3 Month + 1.75%), 6.11%,
10/27/34
(a)(b)
.................... 7,000 6,485,512
Post CLO Ltd.
(a)(b)
Series 2021-1A, Class B, (LIBOR USD 3
Month + 1.75%), 5.83%, 10/15/34 ... 10,000 9,356,674
Series 2021-1A, Class C, (LIBOR USD 3
Month + 2.20%), 6.28%, 10/15/34 ... 3,500 3,164,535
Series 2021-1A, Class D, (LIBOR USD 3
Month + 3.30%), 7.38%, 10/15/34 ... 1,200 1,072,767
Series 2022-1A, Class D, (3 Month CME
Term SOFR + 3.20%), 7.16%, 04/20/35 1,750 1,492,396
PPM CLO 4 Ltd.
(a)(b)
Series 2020-4A, Class AR, (LIBOR USD 3
Month + 1.19%), 5.38%, 10/18/34 ... 6,000 5,708,655
Series 2020-4A, Class BR, (LIBOR USD 3
Month + 1.65%), 5.84%, 10/18/34 ... 3,000 2,808,971
Series 2020-4A, Class CR, (LIBOR USD 3
Month + 2.10%), 6.29%, 10/18/34 ... 1,250 1,120,437
Prima Capital CRE Securitization Ltd., Series
2016-6A, Class C, 4.00%, 08/24/40
(b)(e)
.. 16,500 14,889,600
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Progress Residential Trust
(b)
Series 2019-SFR3, Class F, 3.87%,
09/17/36 .................... USD 3,000 $ 2,799,575
Series 2019-SFR4, Class E, 3.44%,
10/17/36 .................... 12,500 11,655,751
Series 2020-SFR1, Class F, 3.43%,
04/17/37 .................... 5,500 4,949,671
Series 2020-SFR1, Class G, 4.03%,
04/17/37 .................... 3,500 3,141,933
Series 2021-SFR10, Class F, 4.61%,
12/17/40 .................... 8,500 6,804,517
Series 2021-SFR10, Class G, 4.86%,
12/17/40 .................... 6,000 4,632,680
Series 2021-SFR8, Class F, 3.18%,
10/17/38 .................... 22,000 17,758,638
Series 2021-SFR8, Class G, 4.01%,
10/17/38 .................... 10,000 8,057,594
Series 2022-SFR5, Class E1, 6.62%,
06/17/39 .................... 2,000 1,818,784
Providus CLO III DAC, Series 3X, Class ER,
(EURIBOR 3 Month + 6.26%), 7.66%,
07/18/34
(a)(c)
.................... EUR 300 234,764
Providus CLO V DAC, Series 5X, Class E,
(EURIBOR 3 Month + 5.29%), 5.29%,
02/15/35
(a)(c)
.................... 171 125,842
Rad CLO 10 Ltd.
(a)(b)
Series 2021-10A, Class C, (LIBOR USD 3
Month + 1.75%), 6.07%, 04/23/34 ... USD 3,750 3,323,394
Series 2021-10A, Class D, (LIBOR USD 3
Month + 2.75%), 7.07%, 04/23/34 ... 2,000 1,669,112
Rad CLO 12 Ltd.
(a)(b)
Series 2021-12A, Class C, (LIBOR USD 3
Month + 2.05%), 6.46%, 10/30/34 ... 1,375 1,231,210
Series 2021-12A, Class D, (LIBOR USD 3
Month + 3.05%), 7.46%, 10/30/34 ... 3,375 2,911,856
Rad CLO 14 Ltd.
(a)(b)
Series 2021-14A, Class C, (LIBOR USD 3
Month + 2.00%), 6.08%, 01/15/35 ... 3,500 3,107,266
Series 2021-14A, Class D, (LIBOR USD 3
Month + 3.00%), 7.08%, 01/15/35 ... 1,000 849,236
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class B, (LIBOR USD 3
Month + 1.65%), 5.89%, 01/20/34 ... 7,000 6,512,735
Series 2021-15A, Class C, (LIBOR USD 3
Month + 2.05%), 6.29%, 01/20/34 ... 1,650 1,500,577
Series 2021-15A, Class D, (LIBOR USD 3
Month + 3.05%), 7.29%, 01/20/34 ... 2,900 2,525,656
Rad CLO 2 Ltd.
(a)(b)
Series 2018-2A, Class AR, (LIBOR USD 3
Month + 1.08%), 5.16%, 10/15/31 ... 5,375 5,234,759
Series 2018-2A, Class BR, (LIBOR USD 3
Month + 1.50%), 5.58%, 10/15/31 ... 5,000 4,725,858
Rad CLO 3 Ltd.
(a)(b)
Series 2019-3A, Class A, (LIBOR USD 3
Month + 1.48%), 5.56%, 04/15/32 ... 15,500 15,141,677
Series 2019-3A, Class BR, (LIBOR USD 3
Month + 1.55%), 5.63%, 04/15/32 ... 4,000 3,768,466
Rad CLO 5 Ltd.
(a)(b)
Series 2019-5A, Class BR, (LIBOR USD 3
Month + 1.70%), 6.02%, 07/24/32 ... 3,000 2,821,328
Series 2019-5A, Class DR, (LIBOR USD 3
Month + 3.15%), 7.47%, 07/24/32 ... 3,500 3,020,072
Rad CLO 9 Ltd., Series 2020-9A, Class A1,
(LIBOR USD 3 Month + 1.40%), 5.48%,
01/15/34
(a)(b)
.................... 1,250 1,199,103

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regata XII Funding Ltd.
(a)(b)
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.10%), 5.18%, 10/15/32 ... USD 10,000 $ 9,650,000
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 7.18%, 10/15/32 ... 1,000 892,056
Regatta Funding LP, Series 2013-2A, Class
CR2, (LIBOR USD 3 Month + 3.70%),
6.21%, 01/15/29
(a)(b)
............... 4,500 4,135,165
Regatta IX Funding Ltd.
(a)(b)
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.80%), 5.88%, 04/17/30 ... 10,000 9,545,865
Series 2017-1A, Class C, (LIBOR USD 3
Month + 2.45%), 6.53%, 04/17/30 ... 1,000 952,949
Regatta VI Funding Ltd., Series 2016-1A,
Class CR2, (LIBOR USD 3 Month + 2.15%),
6.39%, 04/20/34
(a)(b)
............... 1,000 920,821
Regatta VII Funding Ltd.
(a)(b)
Series 2016-1A, Class CR2, (LIBOR USD 3
Month + 2.05%), 5.58%, 06/20/34 ... 750 681,450
Series 2016-1A, Class DR2, (LIBOR USD 3
Month + 3.05%), 6.58%, 06/20/34 ... 2,000 1,746,047
Regatta VIII Funding Ltd., Series 2017-1A,
Class A, (LIBOR USD 3 Month + 1.25%),
5.33%, 10/17/30
(a)(b)
............... 3,500 3,427,415
Regatta X Funding Ltd., Series 2017-3A, Class
C, (LIBOR USD 3 Month + 1.80%), 5.88%,
01/17/31
(a)(b)
.................... 1,500 1,376,378
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (LIBOR USD 3 Month + 2.10%),
6.18%, 07/15/31
(a)(b)
............... 1,250 1,155,725
Regatta XV Funding Ltd., Series 2018-4A,
Class C, (LIBOR USD 3 Month + 3.30%),
7.66%, 10/25/31
(a)(b)
............... 1,000 892,413
Regatta XVI Funding Ltd.
(a)(b)
Series 2019-2A, Class B, (LIBOR USD 3
Month + 2.05%), 6.13%, 01/15/33 ... 6,700 6,383,910
Series 2019-2A, Class D, (LIBOR USD 3
Month + 3.90%), 7.98%, 01/15/33 ... 1,000 897,983
Regatta XVII Funding Ltd., Series 2020-1A,
Class C, (LIBOR USD 3 Month + 2.55%),
6.63%, 10/15/33
(a)(b)
............... 500 464,150
Regatta XXIII Funding Ltd.
(a)(b)
Series 2021-4A, Class C, (LIBOR USD 3
Month + 2.05%), 6.29%, 01/20/35 ... 3,000 2,710,014
Series 2021-4A, Class D, (LIBOR USD 3
Month + 3.05%), 7.29%, 01/20/35 ... 2,000 1,803,674
Riserva CLO Ltd.
(a)(b)
Series 2016-3A, Class CRR, (LIBOR USD 3
Month + 1.80%), 5.99%, 01/18/34 ... 1,000 892,825
Series 2016-3A, Class DRR, (LIBOR USD 3
Month + 3.25%), 7.44%, 01/18/34 ... 1,250 1,084,177
Rockfield Park CLO DAC, Series 1X, Class
D, (EURIBOR 3 Month + 5.95%), 7.33%,
07/16/34
(a)(c)
.................... EUR 357 273,539
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class BR2A, (LIBOR USD
3 Month + 1.65%), 5.89%, 04/20/34 .. USD 3,500 3,255,176
Series 2017-3A, Class C, (LIBOR USD 3
Month + 1.80%), 6.04%, 10/20/30 ... 2,300 2,126,817
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.72%), 4.70%, 05/20/31 ... 1,000 945,563
Series 2018-2A, Class A, (LIBOR USD 3
Month + 1.16%), 5.40%, 10/20/31 ... 3,500 3,390,256
Series 2018-2A, Class B, (LIBOR USD 3
Month + 1.80%), 6.04%, 10/20/31 ... 1,125 1,059,724
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-2A, Class C, (LIBOR USD 3
Month + 2.20%), 6.44%, 10/20/31 ... USD 700 $ 643,513
Series 2018-2A, Class D, (LIBOR USD 3
Month + 3.10%), 7.34%, 10/20/31 ... 1,600 1,355,578
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 7.34%, 04/20/34 ... 1,500 1,235,801
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.00%), 4.98%, 08/20/32 ... 5,500 5,073,751
Series 2019-2A, Class DR, (LIBOR USD 3
Month + 2.90%), 5.88%, 08/20/32 ... 3,500 2,948,323
Series 2020-1A, Class A, (LIBOR USD 3
Month + 1.28%), 5.52%, 01/20/32 ... 10,000 9,766,226
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.10%), 6.34%, 07/20/34 ... 2,000 1,784,974
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 7.49%, 07/20/34 ... 1,250 1,063,414
Series 2021-3A, Class C, (LIBOR USD 3
Month + 2.15%), 6.39%, 10/20/34 ... 3,000 2,689,748
Rockford Tower Europe CLO DAC, Series
2021-1X, Class E, (EURIBOR 3 Month +
5.96%), 7.42%, 04/20/34
(a)(c)
......... EUR 300 214,753
RR 5 Ltd., Series 2018-5A, Class B, (LIBOR
USD 3 Month + 2.25%), 6.33%, 10/15/31
(a)(b)
USD 1,250 1,171,365
Signal Peak CLO 1 Ltd., Series 2014-1A,
Class BR3, (LIBOR USD 3 Month + 1.80%),
5.88%, 04/17/34
(a)(b)
............... 630 587,905
Signal Peak CLO 2 LLC, Series 2015-1A,
Class CR2, (LIBOR USD 3 Month + 1.90%),
6.14%, 04/20/29
(a)(b)
............... 2,000 1,878,328
Signal Peak CLO 4 Ltd.
(a)(b)
Series 2017-4A, Class CR, (LIBOR USD 3
Month + 2.15%), 6.48%, 10/26/34 ... 5,000 4,397,303
Series 2017-4A, Class DR, (LIBOR USD 3
Month + 3.20%), 7.53%, 10/26/34 ... 2,300 1,849,468
Signal Peak CLO 7 Ltd.
(a)(b)
Series 2019-1A, Class A, (LIBOR USD 3
Month + 1.50%), 5.91%, 04/30/32 ... 5,000 4,864,161
Series 2019-1A, Class B, (LIBOR USD 3
Month + 2.00%), 6.41%, 04/30/32 ... 5,000 4,703,288
Signal Peak CLO 9 Ltd.
(a)(b)
Series 2021-9A, Class B, (LIBOR USD 3
Month + 1.70%), 5.98%, 07/21/34 ... 9,500 8,869,174
Series 2021-9A, Class C, (LIBOR USD 3
Month + 2.05%), 6.33%, 07/21/34 ... 2,000 1,798,550
Sixth Street CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class B, (LIBOR USD 3
Month + 1.70%), 5.94%, 07/20/34 ... 3,000 2,805,093
Series 2021-19A, Class C, (LIBOR USD 3
Month + 2.00%), 6.24%, 07/20/34 ... 1,000 898,413
Series 2021-19A, Class D, (LIBOR USD 3
Month + 3.00%), 7.24%, 07/20/34 ... 4,000 3,408,659
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class A, (LIBOR USD 3 Month + 1.24%),
5.48%, 01/20/34
(a)(b)
............... 8,500 8,183,003
Sixth Street CLO XVIII Ltd., Series 2021-18A,
Class D, (LIBOR USD 3 Month + 2.90%),
7.14%, 04/20/34
(a)(b)
............... 1,045 899,138
Sound Point CLO XXI Ltd., Series 2018-3A,
Class A1A, (LIBOR USD 3 Month + 1.18%),
5.51%, 10/26/31
(a)(b)
............... 6,600 6,386,402
Sound Point CLO XXIII, Series 2019-2A, Class
CR, (LIBOR USD 3 Month + 2.25%), 6.33%,
07/15/34
(a)(b)
.................... 2,250 2,028,463

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class B1, (LIBOR USD 3 Month + 1.70%),
6.06%, 04/25/34
(a)(b)
............... USD 3,350 $ 3,116,715
Sound Point CLO XXVIII Ltd., Series 2020-3A,
Class A1, (LIBOR USD 3 Month + 1.28%),
5.64%, 01/25/32
(a)(b)
............... 1,500 1,452,216
Sound Point CLO XXXIII Ltd., Series 2022-1A,
Class B, (3 Month CME Term SOFR +
1.90%), 5.96%, 04/25/35
(a)(b)
......... 5,200 4,817,679
Sound Point Euro CLO V Funding DAC, Series
5X, Class E, (EURIBOR 3 Month + 5.84%),
7.38%, 07/25/35
(a)(c)
............... EUR 300 226,667
Southwick Park CLO LLC
(a)(b)
Series 2019-4A, Class A1R, (LIBOR USD 3
Month + 1.06%), 5.30%, 07/20/32 ... USD 2,000 1,928,700
Series 2019-4A, Class CR, (LIBOR USD 3
Month + 1.95%), 6.19%, 07/20/32 ... 2,550 2,323,539
Series 2019-4A, Class ER, (LIBOR USD 3
Month + 6.25%), 10.49%, 07/20/32 ... 1,000 811,478
Stewart Park CLO Ltd., Series 2015-1A, Class
DR, (LIBOR USD 3 Month + 2.60%), 6.68%,
01/15/30
(a)(b)
.................... 1,700 1,409,940
Structured Asset Securities Corp. Mortgage
Loan Trust
(a)
Series 2006-BC3, Class A1, (LIBOR USD 1
Month + 0.32%), 3.91%, 10/25/36 ... 5,559 3,776,771
Series 2007-MN1A, Class A1, (LIBOR USD
1 Month + 0.23%), 3.82%, 01/25/37
(b)
. 1,471 955,676
Symphony CLO XX Ltd., Series 2018-20A,
Class DR, (LIBOR USD 3 Month + 3.75%),
7.83%, 01/16/32
(a)(b)
............... 2,750 2,390,664
Symphony CLO XXII Ltd., Series 2020-22A,
Class B, (LIBOR USD 3 Month + 1.70%),
5.89%, 04/18/33
(a)(b)
............... 1,250 1,169,195
Tallman Park CLO Ltd., Series 2021-1A, Class
C, (LIBOR USD 3 Month + 1.95%), 6.19%,
04/20/34
(a)(b)
.................... 830 745,003
TCI-Flatiron CLO Ltd.
(a)(b)
Series 2017-1A, Class C, (LIBOR USD 3
Month + 1.85%), 4.79%, 11/18/30 ... 1,250 1,158,488
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 1.75%), 6.16%, 01/29/32 ... 4,000 3,665,620
Series 2018-1A, Class DR, (LIBOR USD 3
Month + 2.75%), 7.16%, 01/29/32 ... 2,000 1,790,094
TCW CLO Ltd.
(a)(b)
Series 2020-1A, Class CRR, (LIBOR USD 3
Month + 2.05%), 6.29%, 04/20/34 ... 3,500 3,171,385
Series 2020-1A, Class DRR, (LIBOR USD 3
Month + 3.40%), 7.64%, 04/20/34 ... 2,250 1,903,024
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.90%), 6.14%, 03/18/34 ... 1,000 889,847
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.10%), 6.46%, 07/25/34 ... 2,500 2,233,344
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 7.61%, 07/25/34 ... 5,000 4,224,482
TICP CLO IX Ltd.
(a)(b)
Series 2017-9A, Class B, (LIBOR USD 3
Month + 1.60%), 5.84%, 01/20/31 ... 1,000 960,937
Series 2017-9A, Class D, (LIBOR USD 3
Month + 2.90%), 7.14%, 01/20/31 ... 1,000 913,902
TICP CLO V Ltd., Series 2016-5A, Class DR,
(LIBOR USD 3 Month + 3.15%), 7.23%,
07/17/31
(a)(b)
.................... 2,500 2,249,348
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TICP CLO VI Ltd.
(a)(b)
Series 2016-6A, Class BR2, (LIBOR USD 3
Month + 1.50%), 5.58%, 01/15/34 ... USD 2,000 $ 1,889,694
Series 2016-6A, Class CR2, (LIBOR USD 3
Month + 1.90%), 5.98%, 01/15/34 ... 1,650 1,488,421
TICP CLO VII Ltd.
(a)(b)
Series 2017-7A, Class BR, (LIBOR USD 3
Month + 1.70%), 5.78%, 04/15/33 ... 2,000 1,884,326
Series 2017-7A, Class CR, (LIBOR USD 3
Month + 2.15%), 6.23%, 04/15/33 ... 6,500 6,001,709
Series 2017-7A, Class DR, (LIBOR USD 3
Month + 3.20%), 7.28%, 04/15/33 ... 4,000 3,544,304
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class A, (LIBOR USD 3
Month + 1.18%), 5.42%, 10/20/31 ... 8,545 8,302,942
Series 2018-11A, Class D, (LIBOR USD 3
Month + 3.05%), 7.29%, 10/20/31 ... 1,100 1,017,349
Series 2018-11A, Class E, (LIBOR USD 3
Month + 6.00%), 10.24%, 10/20/31 ... 1,000 855,058
TICP CLO XII Ltd.
(a)(b)
Series 2018-12A, Class CR, (LIBOR USD 3
Month + 2.10%), 6.18%, 07/15/34 ... 13,450 12,104,007
Series 2018-12A, Class DR, (LIBOR USD 3
Month + 3.30%), 7.38%, 07/15/34 ... 1,500 1,316,432
TICP CLO XIII Ltd., Series 2019-13A, Class
DR, (LIBOR USD 3 Month + 3.15%), 7.23%,
04/15/34
(a)(b)
.................... 2,000 1,749,420
TICP CLO XIV Ltd., Series 2019-14A, Class
BR, (LIBOR USD 3 Month + 2.20%), 6.44%,
10/20/32
(a)(b)
.................... 3,250 3,009,146
Trestles CLO Ltd., Series 2020-3A, Class C,
(LIBOR USD 3 Month + 2.25%), 6.49%,
01/20/33
(a)(b)
.................... 1,450 1,331,093
Tricon American Homes Trust
(b)
Series 2019-SFR1, Class E, 3.40%,
03/17/38 .................... 7,000 6,183,300
Series 2020-SFR2, Class E2, 3.08%,
11/17/39 .................... 1,000 804,515
Tricon Residential Trust
(b)
Series 2021-SFR1, Class F, 3.69%,
07/17/38 .................... 5,500 4,632,357
Series 2021-SFR1, Class G, 4.13%,
07/17/38 .................... 3,551 2,902,711
Series 2022-SFR2, Class E, 7.51%,
07/17/40 .................... 10,000 9,262,032
Upland CLO Ltd., Series 2016-1A, Class CR,
(LIBOR USD 3 Month + 2.90%), 7.14%,
04/20/31
(a)(b)
.................... 1,500 1,267,370
Voya CLO Ltd.
(a)(b)
Series 2014-1A, Class BR2, (3 Month CME
Term SOFR + 2.16%), 6.09%, 04/18/31 1,000 919,839
Series 2014-4A, Class BR2, (LIBOR USD 3
Month + 2.09%), 6.10%, 07/14/31 ... 500 454,210
Series 2016-3A, Class A1R, (LIBOR USD 3
Month + 1.19%), 5.38%, 10/18/31 ... 500 487,444
Voya Euro CLO II DAC, Series 2X, Class ER,
(EURIBOR 3 Month + 6.02%), 7.40%,
07/15/35
(a)(c)
.................... EUR 390 298,882
Washington Mutual Asset-Backed
CertificatesTrust, Series 2006-HE5, Class
1A, (LIBOR USD 1 Month + 0.16%), 3.74%,
10/25/36
(a)
..................... USD 12,363 9,625,624
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (LIBOR USD 3 Month + 1.35%),
5.59%, 07/20/30
(a)(b)
............... 3,800 3,602,172

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Wellman Park CLO Ltd., Series 2021-1A, Class
B, (LIBOR USD 3 Month + 1.60%), 5.68%,
07/15/34
(a)(b)
.................... USD 7,000 $ 6,493,600
Whetstone Park CLO Ltd., Series 2021-1A,
Class D, (LIBOR USD 3 Month + 2.90%),
7.14%, 01/20/35
(a)(b)
............... 2,500 2,066,788
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class ANBR, (LIBOR USD
3 Month + 1.70%), 6.02%, 07/24/32 .. 10,415 9,771,604
Series 2019-1A, Class BR, (LIBOR USD 3
Month + 2.05%), 6.37%, 07/24/32 ... 5,000 4,580,578
Whitebox CLO III Ltd., Series 2021-3A, Class
A1, (LIBOR USD 3 Month + 1.22%), 5.30%,
10/15/34
(a)(b)
.................... 2,000 1,909,296
York CLO 1 Ltd., Series 2014-1A, Class BRR,
(LIBOR USD 3 Month + 1.65%), 5.97%,
10/22/29
(a)(b)
.................... 2,100 2,000,744
Total Asset-Backed Securities — 12.1%
(Cost: $1,793,664,079) ........................... 1,639,965,475
Shares
Shares
Common Stocks
Aerospace & Defense — 0.2%
Airbus SE ........................ 43,440 4,700,372
BAE Systems plc ................... 460,178 4,304,307
L3Harris Technologies, Inc. ............ 38,470 9,481,701
Lockheed Martin Corp. ............... 4,979 2,423,179
MTU Aero Engines AG ............... 19,341 3,461,234
Raytheon Technologies Corp. .......... 60,190 5,707,216
30,078,009
Air Freight & Logistics — 0.1%
CJ Logistics Corp.
(f)
................. 2,959 182,229
DSV A/S ......................... 22,540 3,045,792
Hyundai Glovis Co. Ltd. .............. 8,031 978,877
United Parcel Service, Inc., Class B ...... 77,478 12,998,484
ZTO Express Cayman, Inc., ADR ........ 13,289 224,451
17,429,833
Airlines — 0.1%
(f)
Copa Holdings SA, Class A
(g)
........... 80,067 6,023,440
InterGlobe Aviation Ltd.
(b)(c)
............ 255,891 5,522,023
Korean Air Lines Co. Ltd. ............. 67,281 1,089,552
12,635,015
Auto Components — 0.0%
Lear Corp. ....................... 36,508 5,064,025
Automobiles — 0.1%
Bajaj Auto Ltd. ..................... 8,238 365,790
BYD Co. Ltd., Class A ................ 63,000 2,121,957
Dongfeng Motor Group Co. Ltd., Class H ... 612,000 276,871
General Motors Co. ................. 215,772 8,469,051
Maruti Suzuki India Ltd. .............. 40,057 4,618,186
15,851,855
Banks — 1.6%
Absa Group Ltd. ................... 429,848 4,667,817
Abu Dhabi Commercial Bank PJSC ...... 2,762,240 7,110,469
Abu Dhabi Islamic Bank PJSC .......... 184,545 477,492
Al Rajhi Bank
(f)
.................... 233,861 5,303,002
AMMB Holdings Bhd. ................ 236,100 204,295
Axis Bank Ltd. ..................... 738,285 8,096,386
Bandhan Bank Ltd.
(b)(c)(f)
.............. 1,297,335 3,746,415
Security
Shares
Shares Value
Banks (continued)
Bank Central Asia Tbk. PT ............. 1,121,000 $ 633,676
Bank of China Ltd., Class H ............ 29,230,000 9,414,323
Bank of Communications Co. Ltd., Class H . 1,410,000 687,966
Bank of Hangzhou Co. Ltd., Class A ...... 675,800 1,115,376
Bank Rakyat Indonesia Persero Tbk. PT ... 39,828,713 11,882,229
BNP Paribas SA ................... 146,815 6,884,731
Boubyan Bank KSCP ................ 83,890 223,080
Capitec Bank Holdings Ltd. ............ 8,647 895,370
Chang Hwa Commercial Bank Ltd. ....... 795,768 409,510
China Construction Bank Corp., Class H ... 1,644,000 872,452
CIMB Group Holdings Bhd. ............ 854,900 998,629
Citigroup, Inc. ..................... 242,022 11,099,129
Citizens Financial Group, Inc. .......... 522,401 21,366,201
Comerica, Inc. ..................... 24,925 1,757,212
Commercial Bank PSQC (The) .......... 171,546 293,719
Commercial International Bank Egypt SAE .. 1,369,950 1,836,372
DBS Group Holdings Ltd. ............. 384,300 9,290,959
Dubai Islamic Bank PJSC ............. 496,642 786,819
Emirates NBD Bank PJSC ............. 195,800 707,022
First Abu Dhabi Bank PJSC ............ 76,830 374,681
First Citizens BancShares, Inc., Class A .... 5,088 4,182,947
First Financial Holding Co. Ltd. .......... 1,193,786 915,757
Grupo Financiero Banorte SAB de CV, Class O 1,153,512 9,390,297
Gulf Bank KSCP ................... 482,968 534,534
Hana Financial Group, Inc. ............ 209,982 6,070,868
HDFC Bank Ltd. ................... 467,988 8,493,260
Hong Leong Bank Bhd. ............... 80,000 358,603
Industrial & Commercial Bank of China Ltd.,
Class H ....................... 14,880,000 6,460,382
KBC Group NV .................... 82,840 4,151,589
Kotak Mahindra Bank Ltd. ............. 97,774 2,251,257
Kuwait Finance House KSCP ........... 698,250 1,826,147
M&T Bank Corp. ................... 107,247 18,057,177
Malayan Banking Bhd. ............... 548,500 996,380
Masraf Al Rayan QSC ................ 791,469 826,038
National Bank of Kuwait SAKP .......... 376,181 1,309,155
Nordea Bank Abp .................. 697,967 6,667,344
OTP Bank Nyrt. .................... 47,573 1,037,845
Postal Savings Bank of China Co. Ltd., Class
H
(b)(c)
......................... 3,647,000 1,691,334
Powszechna Kasa Oszczednosci Bank Polski
SA .......................... 676,503 3,686,518
Public Bank Bhd. ................... 1,293,500 1,223,262
Qatar International Islamic Bank QSC ..... 93,964 295,636
Qatar Islamic Bank SAQ .............. 139,070 921,781
Qatar National Bank QPSC ............ 310,693 1,685,166
RHB Bank Bhd. .................... 291,600 353,125
Sberbank of Russia PJSC
(e)(f)
........... 877,548 141
Shanghai Commercial & Savings Bank Ltd.
(The) ......................... 298,000 428,913
Standard Chartered plc ............... 826,638 4,938,949
Taiwan Business Bank ............... 1,207,000 446,846
Taiwan Cooperative Financial Holding Co. Ltd. 585,000 453,266
TCS Group Holding plc, GDR
(c)(e)(f)
....... 78,717 787
Wells Fargo & Co. .................. 292,849 13,468,126
214,258,762
Beverages — 0.3%
Ambev SA ....................... 2,416,859 7,490,836
Anhui Gujing Distillery Co. Ltd., Class A .... 4,700 126,598
Carlsberg A/S, Class B ............... 26,035 3,065,509
Coca-Cola Femsa SAB de CV .......... 47,902 301,294
Coca-Cola Femsa SAB de CV, ADR ...... 9,324 585,454
Diageo plc ....................... 350,384 14,419,183
Fomento Economico Mexicano SAB de CV . 594,315 4,263,662

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Shares
Shares Value
Beverages (continued)
Fomento Economico Mexicano SAB de CV,
ADR ......................... 42,459 $ 3,040,914
Kweichow Moutai Co. Ltd., Class A ....... 16,900 3,116,067
United Spirits Ltd.
(f)
.................. 28,795 311,955
36,721,472
Biotechnology — 0.2%
3SBio, Inc.
(b)(c)
..................... 552,000 389,827
AbbVie, Inc. ...................... 122,523 17,937,367
Adimmune Corp.
(f)
.................. 192,000 195,590
BGI Genomics Co. Ltd., Class A ......... 202,000 1,525,713
Biocon Ltd. ....................... 103,251 336,862
Bloomage Biotechnology Corp. Ltd., Class A 57,400 833,342
Green Cross Corp. .................. 3,529 315,207
21,533,908
Building Products — 0.0%
Cie de Saint-Gobain ................. 64,254 2,626,766
Capital Markets — 0.2%
B3 SA - Brasil Bolsa Balcao ............ 3,702,010 10,750,198
Intercontinental Exchange, Inc. ......... 180,161 17,217,987
Invesco Ltd. ...................... 160,062 2,452,150
30,420,335
Chemicals — 0.3%
Air Liquide SA ..................... 88,137 11,529,533
Asian Paints Ltd. ................... 48,806 1,837,208
Hansol Chemical Co. Ltd. ............. 29,310 3,806,837
International Flavors & Fragrances, Inc. .... 79,007 7,711,873
Linde plc ........................ 8,736 2,608,389
Mesaieed Petrochemical Holding Co. ..... 70,782 43,729
Orbia Advance Corp. SAB de CV ........ 20,053 33,734
PPG Industries, Inc. ................. 37,873 4,324,339
Saudi Basic Industries Corp. ........... 92,551 2,173,146
Sika AG (Registered) ................ 10,244 2,309,774
Tianqi Lithium Corp., Class H
(f)
.......... 32,000 260,903
Yanbu National Petrochemical Co. ....... 22,092 262,672
36,902,137
Commercial Services & Supplies — 0.0%
Preston Holdings LLC
(e)(f)
.............. 24,388 3,927
S-1 Corp. ........................ 2,822 123,508
Saudi Airlines Catering Co.
(f)
........... 5,298 109,101
236,536
Communications Equipment — 0.1%
Accton Technology Corp. ............. 565,300 4,250,975
Cisco Systems, Inc. ................. 164,396 7,468,510
Telefonaktiebolaget LM Ericsson, ADR .... 170,263 948,365
Wistron NeWeb Corp. ................ 241,000 624,865
Yealink Network Technology Corp. Ltd., Class A 143,004 1,346,344
ZTE Corp., Class H ................. 254,000 453,096
15,092,155
Construction & Engineering — 0.1%
CTCI Corp. ....................... 120,000 174,504
Mcdermott International Ltd.
(f)
........... 165,884 98,933
Vinci SA ......................... 53,766 4,948,463
5,221,900
Consumer Finance — 0.2%
Capital One Financial Corp. ............ 28,341 3,004,713
Kaspi.KZ JSC, GDR
(c)
................ 86,973 5,691,971
Synchrony Financial ................. 408,023 14,509,298
23,205,982
Security
Shares
Shares Value
Containers & Packaging — 0.1%
Sealed Air Corp. ................... 153,838 $ 7,325,766
Diversified Financial Services — 0.1%
Apollo Global Management, Inc. ......... 126,776 7,018,319
Equitable Holdings, Inc. .............. 150,292 4,601,941
Metro Pacific Investments Corp. ......... 1,157,000 73,074
11,693,334
Diversified Telecommunication Services — 0.7%
AT&T, Inc. ........................ 229,508 4,183,931
Cellnex Telecom SA
(b)(c)
............... 1,023,960 33,514,477
China Tower Corp. Ltd., Class H
(b)(c)
...... 4,336,000 392,300
Chunghwa Telecom Co. Ltd. ........... 653,000 2,251,489
Chunghwa Telecom Co. Ltd., ADR ....... 2,372 81,621
Hellenic Telecommunications Organization SA 367,789 5,775,962
Koninklijke KPN NV ................. 3,651,092 10,212,492
LG Uplus Corp. .................... 71,655 575,410
Ooredoo QPSC .................... 121,899 323,721
Saudi Telecom Co. .................. 784,889 8,432,690
Telefonica Brasil SA ................. 7,310 58,630
Telefonica Brasil SA, ADR
(g)
............ 96,579 771,666
Telekom Malaysia Bhd. ............... 220,400 259,215
Telkom Indonesia Persero Tbk. PT ....... 6,308,600 1,771,776
Telkom Indonesia Persero Tbk. PT, ADR ... 12,663 352,285
TELUS Corp. ..................... 804,320 16,796,641
Verizon Communications, Inc. .......... 153,970 5,753,859
91,508,165
Electric Utilities — 1.1%
Alliant Energy Corp. ................. 122,830 6,408,041
American Electric Power Co., Inc. ........ 189,014 16,618,111
CLP Holdings Ltd. .................. 947,500 6,359,437
Constellation Energy Corp. ............ 32,257 3,049,577
Duke Energy Corp. ................. 190,893 17,787,410
Edison International ................. 98,783 5,930,931
EDP - Energias de Portugal SA ......... 3,706,413 16,194,492
Enel SpA ........................ 1,201,985 5,369,687
Entergy Corp. ..................... 104,860 11,234,700
Eversource Energy ................. 124,644 9,507,844
Exelon Corp. ...................... 192,953 7,446,056
FirstEnergy Corp. .................. 58,102 2,191,026
NextEra Energy, Inc. ................ 320,838 24,864,945
PG&E Corp.
(f)
..................... 162,565 2,427,096
Saudi Electricity Co. ................. 24,613 176,733
Southern Co. (The) ................. 148,903 9,750,169
Terna - Rete Elettrica Nazionale ......... 614,040 4,072,109
Xcel Energy, Inc. ................... 61,360 3,995,150
153,383,514
Electrical Equipment — 0.1%
Schneider Electric SE ................ 146,624 18,541,546
Electronic Equipment, Instruments & Components — 0.2%
Delta Electronics, Inc. ................ 284,000 2,259,736
Hon Hai Precision Industry Co. Ltd. ....... 701,000 2,226,431
Largan Precision Co. Ltd. ............. 17,000 972,604
Primax Electronics Ltd. ............... 243,000 407,089
Samsung SDI Co. Ltd. ............... 12,294 6,342,664
Taiwan Union Technology Corp. ......... 52,000 70,599
TE Connectivity Ltd. ................. 137,058 16,752,599
Zhen Ding Technology Holding Ltd. ....... 24,000 78,656
29,110,378
Energy Equipment & Services — 0.1%
Baker Hughes Co., Class A ............ 441,111 12,201,130
China Oilfield Services Ltd., Class H ...... 5,152,000 5,799,706

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Dialog Group Bhd. .................. 387,500 $ 168,871
18,169,707
Equity Real Estate Investment Trusts (REITs) — 3.5%
Alexandria Real Estate Equities, Inc. ...... 142,378 20,687,523
American Tower Corp. ............... 180,552 37,408,569
Assura plc ....................... 37,178,463 23,820,766
Boston Properties, Inc. ............... 205,274 14,923,420
Community Healthcare Trust, Inc. ........ 209,299 7,241,745
Covivio ......................... 175,448 9,393,769
Cromwell European REIT
(c)
............ 5,186,920 8,047,779
Crown Castle, Inc. .................. 135,774 18,093,243
Digital Realty Trust, Inc. .............. 145,970 14,633,493
EPR Properties .................... 432,142 16,680,681
Equinix, Inc. ...................... 15,820 8,961,081
ESR Kendall Square REIT Co. Ltd. ....... 3,323,850 8,303,611
Goodman Group ................... 1,774,465 19,307,440
LondonMetric Property plc ............. 4,087,526 8,761,077
LXI REIT plc
(c)
..................... 6,188,388 8,639,009
Omega Healthcare Investors, Inc. ........ 528,953 16,810,126
Outfront Media, Inc. ................. 1,094,549 19,756,609
Physicians Realty Trust ............... 1,226,224 18,466,933
Prologis, Inc. ...................... 255,198 28,263,179
Rexford Industrial Realty, Inc. .......... 316,225 17,480,918
SBA Communications Corp., Class A ...... 41,321 11,152,538
SL Green Realty Corp. ............... 383,947 15,235,017
Spirit Realty Capital, Inc. .............. 486,576 18,893,746
Sun Communities, Inc. ............... 160,014 21,577,888
Target Healthcare REIT plc ............ 11,820,373 11,752,708
UDR, Inc. ........................ 657,779 26,153,293
VICI Properties, Inc. ................. 854,031 27,346,073
Warehouses De Pauw CVA ............ 491,606 12,617,532
470,409,766
Food & Staples Retailing — 0.2%
Abdullah Al Othaim Markets Co. ......... 8,006 241,859
Al-Dawaa Medical Services Co. ......... 74,237 1,597,825
Bid Corp. Ltd. ..................... 9,317 149,914
BIM Birlesik Magazalar A/S ............ 106,470 766,571
President Chain Store Corp. ........... 103,000 856,444
Sendas Distribuidora SA .............. 1,655,463 6,345,594
Wal-Mart de Mexico SAB de CV ......... 5,018,863 19,388,471
Walmart, Inc. ...................... 14,360 2,043,859
X5 Retail Group NV, GDR, Class S
(c)(e)
..... 207,497 2,075
31,392,612
Food Products — 0.2%
Almarai Co. JSC ................... 34,567 517,646
AVI Ltd. ......................... 60,793 243,506
China Mengniu Dairy Co. Ltd.
(f)
.......... 1,712,000 5,480,371
Danone SA ....................... 72,744 3,615,342
IOI Corp. Bhd. ..................... 236,900 204,443
Kraft Heinz Co. (The) ................ 111,907 4,305,062
Mondelez International, Inc., Class A ...... 30,534 1,877,230
Nestle India Ltd. ................... 3,723 916,788
Nestle Malaysia Bhd. ................ 4,500 126,586
Nestle SA (Registered) ............... 61,022 6,642,782
PPB Group Bhd. ................... 35,500 125,355
QL Resources Bhd. ................. 70,800 76,670
Savola Group (The) ................. 11,683 91,022
Thai Union Group PCL, NVDR .......... 2,896,500 1,370,841
Uni-President Enterprises Corp. ......... 494,000 1,003,196
Universal Robina Corp. ............... 71,990 152,301
Want Want China Holdings Ltd. ......... 604,000 396,759
27,145,900
Security
Shares
Shares Value
Gas Utilities — 0.1%
Beijing Enterprises Holdings Ltd. ........ 111,000 $ 281,596
ENN Energy Holdings Ltd. ............. 659,600 6,557,779
Kunlun Energy Co. Ltd. ............... 8,520,000 5,092,148
Petronas Gas Bhd. .................. 44,200 159,860
Southwest Gas Holdings, Inc. .......... 30,601 2,236,015
Tokyo Gas Co. Ltd. ................. 207,900 3,715,484
18,042,882
Health Care Equipment & Supplies — 0.4%
Baxter International, Inc. .............. 65,490 3,559,381
EssilorLuxottica SA ................. 89,599 14,168,131
Koninklijke Philips NV ................ 287,910 3,652,107
Medtronic plc ..................... 265,034 23,148,070
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd., Class A .................... 131,700 5,856,467
Zimmer Biomet Holdings, Inc. .......... 55,016 6,236,064
56,620,220
Health Care Providers & Services — 0.4%
Bangkok Dusit Medical Services PCL, NVDR 2,917,600 2,264,492
Bumrungrad Hospital PCL, NVDR ....... 374,300 2,231,211
Cardinal Health, Inc. ................. 107,623 8,168,586
Cigna Corp. ...................... 16,231 5,243,587
Dr Sulaiman Al Habib Medical Services Group
Co. .......................... 13,620 821,597
Elevance Health, Inc. ................ 8,500 4,647,545
Hapvida Participacoes e Investimentos SA
(b)(c)(f)
4,505,567 6,812,212
Humana, Inc. ..................... 7,284 4,065,055
IHH Healthcare Bhd. ................ 353,500 444,971
Laboratory Corp. of America Holdings ..... 31,120 6,904,283
Mouwasat Medical Services Co. ......... 6,555 381,587
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class H ....................... 245,900 333,259
Sinopharm Group Co. Ltd., Class H ...... 311,200 590,381
UnitedHealth Group, Inc. .............. 26,506 14,714,806
57,623,572
Hotels, Restaurants & Leisure — 0.1%
Alsea SAB de CV
(f)
.................. 170,553 327,626
Compass Group plc ................. 156,305 3,292,069
Genting Malaysia Bhd. ............... 552,500 320,514
Minor International PCL, NVDR
(f)
........ 114,500 85,054
NEW Top YK
(e)(f)(h)
................... 12,874 —
Sands China Ltd.
(f)
.................. 2,046,800 3,578,266
Seera Group Holding
(f)
............... 122,949 624,050
Yum China Holdings, Inc. ............. 155,155 6,415,659
14,643,238
Household Durables — 0.1%
Haier Smart Home Co. Ltd., Class A ...... 1,059,608 3,008,380
Haier Smart Home Co. Ltd., Class H ...... 716,000 1,792,139
Newell Brands, Inc. ................. 219,378 3,029,610
Taylor Wimpey plc .................. 8,303,693 8,927,546
16,757,675
Household Products — 0.2%
Kimberly-Clark Corp. ................ 31,548 3,926,464
Reckitt Benckiser Group plc ............ 312,045 20,708,560
24,635,024
Independent Power and Renewable Electricity Producers — 0.0%
China Yangtze Power Co. Ltd., Class A .... 668,973 1,851,937
RWE AG ........................ 85,556 3,293,494
5,145,431
Industrial Conglomerates — 0.0%
Far Eastern New Century Corp. ......... 273,000 272,101
Fosun International Ltd. .............. 262,000 160,109

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Shares
Shares Value
Industrial Conglomerates (continued)
Industries Qatar QSC ................ 191,189 $ 819,837
Siemens AG (Registered) ............. 17,381 1,898,162
Sime Darby Bhd. ................... 456,800 217,507
3,367,716
Insurance — 0.7%
American International Group, Inc. ....... 114,925 6,550,725
Assurant, Inc. ..................... 93,992 12,769,753
Bupa Arabia for Cooperative Insurance Co. . 6,447 331,120
Fidelity National Financial, Inc. .......... 217,040 8,547,035
Gjensidige Forsikring ASA ............. 165,475 3,024,673
New China Life Insurance Co. Ltd., Class H . 252,300 400,672
People's Insurance Co. Group of China Ltd.
(The), Class H ................... 1,164,000 321,683
Prudential Financial, Inc. .............. 15,440 1,624,134
Prudential plc ..................... 2,330,799 21,652,356
Qatar Insurance Co. SAQ ............. 72,642 42,656
Sampo OYJ, Class A ................ 142,114 6,498,555
Sanlam Ltd. ...................... 1,466,207 4,273,909
Tryg A/S ......................... 226,911 4,907,912
Willis Towers Watson plc .............. 28,498 6,218,549
Zurich Insurance Group AG ............ 50,556 21,545,651
98,709,383
Interactive Media & Services — 0.0%
Autohome, Inc., ADR ................ 5,218 136,294
Baidu, Inc., Class A
(f)
................ 76,050 729,091
Tencent Holdings Ltd. ................ 36,900 969,614
1,834,999
Internet & Direct Marketing Retail — 0.1%
(f)
Alibaba Group Holding Ltd. ............ 673,700 5,237,955
Alibaba Group Holding Ltd., ADR
(g)
....... 66,637 4,236,780
Prosus NV ....................... 47,912 2,071,796
Vipshop Holdings Ltd., ADR ............ 63,456 442,289
11,988,820
IT Services — 0.9%
Accenture plc, Class A ............... 52,929 15,026,543
Cognizant Technology Solutions Corp., Class A 120,843 7,522,477
Fidelity National Information Services, Inc. .. 323,147 26,817,970
GDS Holdings Ltd., Class A
(f)
........... 2,599,660 2,901,614
HCL Technologies Ltd. ............... 119,461 1,503,851
Infosys Ltd. ....................... 64,310 1,198,614
Infosys Ltd., ADR ................... 57,731 1,081,302
NEXTDC Ltd.
(f)
.................... 2,481,690 13,168,279
Paychex, Inc. ..................... 114,082 13,497,041
Samsung SDS Co. Ltd. ............... 8,540 748,181
SS&C Technologies Holdings, Inc. ....... 155,959 8,019,412
SUNeVision Holdings Ltd. ............. 13,521,000 7,162,933
Tata Consultancy Services Ltd. ......... 242,419 9,355,451
Visa, Inc., Class A .................. 70,044 14,510,315
122,513,983
Life Sciences Tools & Services — 0.2%
Lonza Group AG (Registered) .......... 37,873 19,496,422
Sartorius Stedim Biotech .............. 5,091 1,615,573
Syngene International Ltd.
(b)(c)
.......... 39,183 298,968
21,410,963
Machinery — 0.4%
Alfa Laval AB ..................... 70,978 1,747,146
Epiroc AB, Class A .................. 1,106,649 16,941,090
Han's Laser Technology Industry Group Co.
Ltd., Class A .................... 1,410,094 4,883,813
Komatsu Ltd. ..................... 395,200 7,742,045
Otis Worldwide Corp. ................ 218,642 15,444,871
Security
Shares
Shares Value
Machinery (continued)
Volvo AB, Class B .................. 206,165 $ 3,374,289
50,133,254
Marine — 0.0%
MISC Bhd. ....................... 137,700 210,718
Project Investor Holdings LLC
(e)(f)(i)
....... 24,388 —
210,718
Media — 0.1%
Comcast Corp., Class A .............. 151,530 4,809,562
Publicis Groupe SA ................. 31,640 1,771,979
Telenet Group Holding NV ............. 7,142 108,889
6,690,430
Metals & Mining — 0.1%
Alrosa PJSC
(e)(f)
.................... 607,124 98
Anglo American Platinum Ltd. .......... 9,916 789,572
Cia de Minas Buenaventura SAA, ADR .... 49,731 345,133
Gold Fields Ltd. .................... 369,067 2,956,522
Gold Fields Ltd., ADR
(g)
............... 271,293 2,137,789
Hochschild Mining plc ................ 107,064 65,418
Maanshan Iron & Steel Co. Ltd., Class A ... 2,159,700 743,542
Novolipetsk Steel PJSC
(e)
............. 14 —
Shandong Gold Mining Co. Ltd., Class A ... 940,384 2,224,536
Southern Copper Corp. ............... 40,284 1,892,139
Zijin Mining Group Co. Ltd., Class A ...... 645,100 698,124
Zijin Mining Group Co. Ltd., Class H ...... 4,848,000 4,624,208
16,477,081
Multiline Retail — 0.0%
Central Retail Corp. PCL, NVDR ........ 683,600 754,415
Dollar General Corp. ................ 12,161 3,101,663
Fix Price Group Ltd., GDR
(b)(c)(e)(f)
......... 1,377,673 220
3,856,298
Multi-Utilities — 0.5%
Ameren Corp. ..................... 118,076 9,625,555
CenterPoint Energy, Inc. .............. 269,633 7,714,200
CMS Energy Corp. .................. 148,817 8,490,010
Consolidated Edison, Inc. ............. 26,355 2,318,186
Dominion Energy, Inc. ................ 87,944 6,153,442
National Grid plc ................... 317,458 3,458,745
NiSource, Inc. ..................... 211,352 5,429,633
Public Service Enterprise Group, Inc. ..... 241,609 13,547,017
Qatar Electricity & Water Co. QSC ....... 31,180 156,865
Sempra Energy .................... 103,484 15,619,875
72,513,528
Oil, Gas & Consumable Fuels — 1.1%
BP plc .......................... 3,466,394 19,178,200
Cheniere Energy, Inc. ................ 63,887 11,270,306
Chesapeake Energy Corp. ............ 39,920 4,082,618
Chevron Corp. ..................... 51,341 9,287,587
China Petroleum & Chemical Corp., Class H 5,168,000 2,048,215
China Petroleum & Chemical Corp., ADR ... 1,451 58,040
ConocoPhillips .................... 15,398 1,941,534
Ecopetrol SA, ADR .................. 415,678 4,098,585
Enbridge, Inc. ..................... 453,099 17,653,683
Energy Transfer LP ................. 197,176 2,517,937
Enterprise Products Partners LP ......... 88,326 2,230,231
EQT Corp. ....................... 118,913 4,975,320
Equitrans Midstream Corp. ............ 40,874 344,159
Gibson Energy, Inc. ................. 25,148 429,178
Hess Corp. ....................... 18,932 2,670,927
Kinder Morgan, Inc. ................. 33,263 602,726
LUKOIL PJSC
(e)
.................... 417,114 67
Magellan Midstream Partners LP ........ 40,207 2,169,168

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
MOL Hungarian Oil & Gas plc .......... 629,836 $ 3,781,593
Novatek PJSC
(e)
................... 690 —
ONEOK, Inc. ...................... 6,215 368,674
Pembina Pipeline Corp. .............. 10,954 361,662
PetroChina Co. Ltd., ADR ............. 1,062 40,571
Petroleo Brasileiro SA, ADR ........... 227,951 2,922,332
Petronet LNG Ltd. .................. 2,501,922 6,215,258
Plains All American Pipeline LP ......... 192,356 2,302,501
PTT Exploration & Production PCL, NVDR .. 294,700 1,409,039
Qatar Fuel QSC .................... 37,378 193,975
Qatar Gas Transport Co. Ltd. ........... 497,810 555,164
Saudi Arabian Oil Co.
(b)(c)
.............. 163,777 1,519,936
Shell plc ......................... 125,744 3,483,311
Targa Resources Corp. ............... 121,175 8,284,735
TC Energy Corp. ................... 69,473 3,051,508
TotalEnergies SE ................... 126,525 6,902,365
Williams Cos., Inc. (The) .............. 622,758 20,382,869
147,333,974
Personal Products — 0.2%
Dabur India Ltd. .................... 50,202 336,586
Estee Lauder Cos., Inc. (The), Class A .... 29,131 5,840,474
Godrej Consumer Products Ltd.
(f)
........ 551,939 5,533,111
L'Oreal SA ....................... 12,792 4,016,744
Unilever plc, ADR .................. 124,834 5,681,196
21,408,111
Pharmaceuticals — 0.9%
AstraZeneca plc ................... 316,429 37,127,308
Aurobindo Pharma Ltd. ............... 141,248 918,289
Bayer AG (Registered) ............... 124,026 6,521,420
China Medical System Holdings Ltd. ...... 257,000 280,881
China Resources Pharmaceutical Group Ltd.
(b)
(c)
........................... 510,000 344,036
Cipla Ltd. ........................ 128,231 1,809,206
Dr. Reddy's Laboratories Ltd. ........... 13,499 726,607
Eli Lilly & Co. ..................... 8,280 2,998,105
Euroapi SA
(f)
...................... 119,430 2,089,902
Joincare Pharmaceutical Group Industry Co.
Ltd., Class A .................... 1,106,435 1,763,157
Merck & Co., Inc. ................... 22,679 2,295,115
Novo Nordisk A/S, Class B ............ 194,763 21,176,827
Novo Nordisk A/S, ADR .............. 19,850 2,160,474
Roche Holding AG .................. 19,365 6,425,272
Sanofi .......................... 445,104 38,304,699
Torrent Pharmaceuticals Ltd. ........... 28,108 560,842
125,502,140
Professional Services — 0.2%
Leidos Holdings, Inc. ................ 39,315 3,994,011
NMG, Inc.
(f)
....................... 3,714 600,431
RELX plc ........................ 723,849 19,454,482
Robert Half International, Inc. ........... 35,420 2,708,213
Teleperformance ................... 8,805 2,359,123
29,116,260
Real Estate Management & Development — 0.4%
Aldar Properties PJSC ............... 1,444,990 1,699,701
Barwa Real Estate Co. ............... 234,595 216,835
Emaar Economic City
(f)
............... 28,763 73,443
Emaar Properties PJSC .............. 3,183,010 5,254,373
ESR Group Ltd.
(b)(c)
.................. 2,759,874 4,706,557
Hang Lung Properties Ltd. ............. 2,004,000 2,520,958
Hulic Co. Ltd. ..................... 1,708,200 12,408,954
Longfor Group Holdings Ltd.
(b)
.......... 907,000 1,155,685
Mabanee Co. KPSC ................. 52,113 146,615
VGP NV ......................... 57,712 4,375,979
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Vonovia SE ....................... 883,245 $ 19,529,092
52,088,192
Road & Rail — 0.3%
Canadian Pacific Railway Ltd. .......... 148,298 11,054,313
CSX Corp. ....................... 444,689 12,922,662
Daqin Railway Co. Ltd., Class A ......... 1,527,348 1,334,394
Union Pacific Corp. ................. 27,868 5,493,898
West Japan Railway Co. .............. 51,800 2,053,692
32,858,959
Semiconductors & Semiconductor Equipment — 0.4%
ASE Technology Holding Co. Ltd. ........ 451,000 1,113,587
ASML Holding NV .................. 3,703 1,737,030
Broadcom, Inc. .................... 7,813 3,673,048
MediaTek, Inc. ..................... 592,000 10,791,095
Taiwan Semiconductor Manufacturing Co. Ltd. 3,468,000 41,693,021
United Microelectronics Corp.
(f)
.......... 66,000 79,362
59,087,143
Software — 0.4%
Intuit, Inc.
(g)
....................... 42,750 18,275,625
Microsoft Corp. .................... 122,005 28,321,021
46,596,646
Specialty Retail — 0.2%
China Yongda Automobiles Services Holdings
Ltd. .......................... 378,500 169,775
Home Product Center PCL, NVDR ....... 4,389,600 1,686,833
Industria de Diseno Textil SA ........... 950,836 21,582,274
Jarir Marketing Co. .................. 9,641 420,527
MR DIY Group M Bhd.
(b)(c)
............. 190,900 81,614
PTT Oil & Retail Business PCL, NVDR .... 695,400 440,893
Ross Stores, Inc. ................... 64,278 6,150,762
Topsports International Holdings Ltd.
(b)(c)
... 272,000 137,153
Truworths International Ltd. ............ 17,355 49,390
30,719,221
Technology Hardware, Storage & Peripherals — 0.1%
Catcher Technology Co. Ltd. ........... 185,000 971,817
King Slide Works Co. Ltd. ............. 17,000 220,583
Lenovo Group Ltd. .................. 632,000 505,099
Lite-On Technology Corp. ............. 420,000 831,697
Quanta Computer, Inc. ............... 487,000 1,031,518
Samsung Electronics Co. Ltd. .......... 27,773 1,155,908
Samsung Electronics Co. Ltd., GDR
(c)
..... 7,000 7,229,591
11,946,213
Textiles, Apparel & Luxury Goods — 0.3%
Bosideng International Holdings Ltd. ...... 560,000 241,868
Feng TAY Enterprise Co. Ltd. ........... 66,000 327,774
Kering SA ........................ 27,674 12,673,621
LVMH Moet Hennessy Louis Vuitton SE .... 26,851 16,942,844
Pou Chen Corp. .................... 448,000 378,206
Ralph Lauren Corp., Class A ........... 39,572 3,667,929
34,232,242
Tobacco — 0.2%
Altria Group, Inc. ................... 93,890 4,344,290
British American Tobacco plc ........... 100,588 3,972,570
ITC Ltd. ......................... 540,169 2,277,532
KT&G Corp. ...................... 24,876 1,670,711
Philip Morris International, Inc. .......... 156,198 14,346,786
26,611,889

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Shares
Shares Value
Trading Companies & Distributors — 0.1%
Azelis Group NV ................... 34,854 $ 797,702
Ferguson plc ...................... 131,389 14,329,117
15,126,819
Transportation Infrastructure — 0.9%
Aena SME SA
(b)(c)(f)
.................. 122,696 14,420,650
Atlantia SpA ...................... 966,641 21,563,365
Atlas Arteria Ltd.
(h)
.................. 1,436,686 6,048,126
Auckland International Airport Ltd.
(f)
....... 829,631 3,708,801
China Merchants Port Holdings Co. Ltd. ... 222,000 260,272
Flughafen Zurich AG (Registered)
(f)
....... 49,585 7,692,430
Fraport AG Frankfurt Airport Services
Worldwide
(f)
.................... 284,093 10,945,011
Grupo Aeroportuario del Pacifico SAB de CV,
Class B ....................... 627,354 9,730,589
Grupo Aeroportuario del Pacifico SAB de CV,
ADR ......................... 2,357 365,476
Hamburger Hafen und Logistik AG ....... 53,499 626,603
Japan Airport Terminal Co. Ltd.
(f)
......... 50,500 2,161,447
Jiangsu Expressway Co. Ltd., Class H .... 8,808,000 6,212,651
Malaysia Airports Holdings Bhd.
(f)
........ 110,700 139,966
Salik Co. PJSC
(f)
................... 12,174,561 7,590,249
Taiwan High Speed Rail Corp. .......... 238,000 207,338
Transurban Group
(h)
................. 3,434,126 29,131,510
Zhejiang Expressway Co. Ltd., Class H .... 266,000 165,029
120,969,513
Water Utilities — 0.1%
AlKhorayef Water & Power Technologies Co. 3,195 112,175
American Water Works Co., Inc. ......... 5,629 818,119
Guangdong Investment Ltd. ............ 118,000 74,396
Severn Trent plc ................... 211,370 6,066,265
7,070,955
Wireless Telecommunication Services — 0.2%
Advanced Info Service PCL, NVDR ....... 302,400 1,519,566
Axiata Group Bhd. .................. 244,600 147,203
China United Network Communications Ltd.,
Class A ....................... 850,500 389,964
DiGi.Com Bhd. .................... 230,700 185,048
Etihad Etisalat Co. .................. 114,202 1,111,822
Far EasTone Telecommunications Co. Ltd. .. 339,000 743,292
Global Telecom Holding SAE
(e)(f)
......... 201,938 40,930
KDDI Corp. ....................... 362,200 10,705,535
Maxis Bhd. ....................... 127,400 103,703
Mobile Telecommunications Co. KSCP .... 278,483 538,272
Mobile Telecommunications Co. Saudi Arabia
(f)
250,894 866,561
Mobile TeleSystems PJSC
(e)
........... 26,804 4
Rogers Communications, Inc., Class B .... 100,044 4,164,492
SK Telecom Co. Ltd. ................. 30,864 1,084,614
SK Telecom Co. Ltd., ADR ............. 4,865 95,159
Taiwan Mobile Co. Ltd. ............... 257,000 757,787
Vodacom Group Ltd. ................ 106,183 723,267
Vodafone Group plc ................. 4,179,866 4,879,587
28,056,806
Total Common Stocks — 20.1%
(Cost: $2,869,442,127) ........................... 2,717,859,676
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.8%
Boeing Co. (The)
3.65%, 03/01/47 ................. USD 730 449,857
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
3.63%, 03/01/48 ................. USD 310 $ 187,724
3.85%, 11/01/48 ................. 325 204,607
3.90%, 05/01/49 ................. 300 193,343
5.81%, 05/01/50 ................. 2,558 2,200,027
5.93%, 05/01/60 ................. 476 402,378
Bombardier, Inc.
(b)
7.50%, 03/15/25 ................. 2,536 2,492,571
7.13%, 06/15/26 ................. 10,373 9,818,744
7.88%, 04/15/27 ................. 6,324 6,006,093
6.00%, 02/15/28 ................. 2,536 2,256,786
7.45%, 05/01/34 ................. 946 884,321
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
. 3,252 2,845,500
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
2,497 1,972,630
General Dynamics Corp., 4.25%, 04/01/40 . 300 257,655
Howmet Aerospace, Inc., 5.13%, 10/01/24 . 306 302,175
L3Harris Technologies, Inc.
3.83%, 04/27/25 ................. 355 340,978
4.40%, 06/15/28 ................. 1,450 1,355,591
2.90%, 12/15/29 ................. 235 195,572
1.80%, 01/15/31 ................. 1,565 1,168,232
4.85%, 04/27/35 ................. 200 178,896
5.05%, 04/27/45 ................. 120 101,898
Lockheed Martin Corp.
4.07%, 12/15/42 ................. 445 366,043
5.70%, 11/15/54 ................. 520 523,881
Maxar Technologies, Inc., 7.75%, 06/15/27
(b)
664 650,952
Northrop Grumman Corp., 5.25%, 05/01/50 . 625 580,280
Raytheon Technologies Corp.
4.13%, 11/16/28 ................. 355 330,472
2.25%, 07/01/30 ................. 400 322,213
4.50%, 06/01/42 ................. 1,715 1,457,648
4.15%, 05/15/45 ................. 385 302,085
3.03%, 03/15/52 ................. 1,600 1,019,955
Rolls-Royce plc, 5.75%, 10/15/27
(b)
...... 7,579 6,858,768
Spirit AeroSystems, Inc.
(b)
5.50%, 01/15/25 ................. 1,090 1,051,850
7.50%, 04/15/25 ................. 372 361,413
TransDigm, Inc.
8.00%, 12/15/25
(b)
................ 16,280 16,564,900
6.25%, 03/15/26
(b)
................ 33,135 32,684,695
6.38%, 06/15/26 ................. 1,190 1,148,350
7.50%, 03/15/27 ................. 2,071 2,040,722
4.63%, 01/15/29 ................. 4,220 3,593,457
4.88%, 05/01/29 ................. 2,289 1,946,234
Triumph Group, Inc., 8.88%, 06/01/24
(b)
... 7,975 8,060,811
113,680,307
Air Freight & Logistics — 0.0%
FedEx Corp.
3.10%, 08/05/29 ................. 781 665,559
4.25%, 05/15/30 ................. 100 90,255
4.55%, 04/01/46 ................. 795 609,004
5.25%, 05/15/50 ................. 200 169,093
1,533,911
Airlines — 0.4%
Air Canada, 3.88%, 08/15/26
(b)
......... 3,193 2,825,230
Air France-KLM, 3.88%, 07/01/26
(c)
...... EUR 1,400 1,194,972
Allegiant Travel Co., 7.25%, 08/15/27
(b)
... USD 935 878,941
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................ 9,459 10,344,575
5.50%, 04/20/26 ................. 1,664 1,584,812
5.75%, 04/20/29 ................. 5,623 5,117,169
Avianca Midco 2 plc, 9.00%, 12/01/28
(b)
... 3,480 2,594,924
Delta Air Lines, Inc., 4.75%, 10/20/28
(b)
.... 2,129 1,980,200

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Airlines (continued)
Deutsche Lufthansa AG
(c)
2.00%, 07/14/24 ................. EUR 1,000 $ 937,345
2.88%, 05/16/27 ................. 200 164,544
3.75%, 02/11/28 ................. 500 412,120
3.50%, 07/14/29 ................. 1,200 937,805
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... USD 2,941 2,707,687
International Consolidated Airlines Group SA
(c)
0.63%, 11/17/22
(j)
................ EUR 600 591,491
2.75%, 03/25/25 ................. 800 697,700
1.13%, 05/18/28
(j)
................ 1,200 787,224
3.75%, 03/25/29 ................. 600 438,783
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
USD 6,327 6,254,904
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
599 608,171
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 347 321,774
Series 2020-1, Class A, 5.88%, 10/15/27 7,609 7,341,773
United Airlines, Inc.
(b)
4.38%, 04/15/26 ................. 6,694 6,109,332
4.63%, 04/15/29 ................. 4,777 4,085,720
58,917,196
Auto Components — 0.5%
Adient Global Holdings Ltd., 3.50%, 08/15/24
(c)
EUR 1,450 1,354,150
Allison Transmission, Inc., 5.88%, 06/01/29
(b)
USD 2,315 2,158,738
Aptiv plc
3.25%, 03/01/32 ................. 985 785,689
3.10%, 12/01/51 ................. 715 398,745
4.15%, 05/01/52 ................. 200 134,426
Clarios Global LP
6.75%, 05/15/25
(b)
................ 4,587 4,589,339
4.38%, 05/15/26
(c)
................ EUR 613 564,276
6.25%, 05/15/26
(b)
................ USD 7,494 7,250,445
8.50%, 05/15/27
(b)
................ 24,545 24,054,100
Dana Financing Luxembourg SARL, 3.00%,
07/15/29
(c)
.................... EUR 650 510,740
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... USD 2,226 1,946,858
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(b)
.................... 779 530,407
Faurecia SE
(c)
2.63%, 06/15/25 ................. EUR 888 824,930
2.75%, 02/15/27 ................. 999 843,978
3.75%, 06/15/28 ................. 590 491,211
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29 ................. USD 912 790,841
5.63%, 04/30/33 ................. 2,063 1,726,905
Grupo Antolin-Irausa SA
(c)
3.38%, 04/30/26 ................. EUR 273 207,200
3.50%, 04/30/28 ................. 977 646,899
Icahn Enterprises LP
4.75%, 09/15/24 ................. USD 916 891,387
6.25%, 05/15/26 ................. 2,685 2,578,943
5.25%, 05/15/27 ................. 3,277 3,019,395
4.38%, 02/01/29 ................. 4,106 3,427,976
IHO Verwaltungs GmbH
(k)
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(a)(c)
.................. EUR 906 711,502
6.00%, (6.00% Cash or 6.75% PIK),
05/15/27
(b)
................... USD 200 171,750
ZF Europe Finance BV
(c)
2.00%, 02/23/26 ................. EUR 1,200 1,029,961
2.50%, 10/23/27 ................. 500 397,609
ZF Finance GmbH
(c)
3.00%, 09/21/25 ................. 200 181,591
2.00%, 05/06/27 ................. 700 559,532
Security
Par (000)
Par (000) Value
Auto Components (continued)
2.75%, 05/25/27 ................. EUR 400 $ 329,048
63,108,571
Automobiles — 0.3%
Ford Motor Co.
4.35%, 12/08/26 ................. USD 59 54,872
3.25%, 02/12/32 ................. 6,809 5,112,334
6.10%, 08/19/32 ................. 1,397 1,278,681
General Motors Co.
4.00%, 04/01/25 ................. 600 575,217
6.13%, 10/01/25 ................. 3,300 3,286,131
5.00%, 10/01/28 ................. 200 185,264
5.60%, 10/15/32 ................. 895 812,278
6.25%, 10/02/43 ................. 745 654,075
5.20%, 04/01/45 ................. 910 702,134
5.40%, 04/01/48 ................. 395 310,762
5.95%, 04/01/49 ................. 125 105,831
Honda Motor Co. Ltd., 2.27%, 03/10/25 ... 1,300 1,219,663
Hyundai Capital America
(b)
1.25%, 09/18/23 ................. 480 461,086
0.80%, 01/08/24 ................. 3,620 3,416,654
0.88%, 06/14/24 ................. 2,395 2,199,992
1.00%, 09/17/24 ................. 1,865 1,688,214
Jaguar Land Rover Automotive plc
7.75%, 10/15/25
(b)
................ 400 369,016
6.88%, 11/15/26
(c)
................ EUR 400 339,464
5.88%, 01/15/28
(b)
................ USD 200 147,943
4.50%, 07/15/28
(c)
................ EUR 848 601,693
Nissan Motor Acceptance Co. LLC, 2.75%,
03/09/28
(b)
.................... USD 675 511,812
Nissan Motor Co. Ltd.
(b)
4.35%, 09/17/27 ................. 2,885 2,431,242
4.81%, 09/17/30 ................. 753 601,424
RCI Banque SA, (EUR Swap Annual 5 Year +
2.85%), 2.63%, 02/18/30
(a)(c)
......... EUR 3,500 2,999,350
Renault SA
(c)
1.25%, 06/24/25 ................. 100 89,562
2.38%, 05/25/26 ................. 500 437,677
TML Holdings Pte. Ltd., 4.35%, 06/09/26
(c)
.. USD 2,339 1,874,562
Volkswagen Group of America Finance LLC
(b)
0.75%, 11/23/22 ................. 1,880 1,874,699
1.25%, 11/24/25 ................. 505 440,985
3.20%, 09/26/26 ................. 305 276,182
Volvo Car AB, 2.50%, 10/07/27
(c)
....... EUR 728 621,309
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
USD 999 929,622
36,609,730
Banks — 4.5%
ABN AMRO Bank NV, (EUR Swap Annual 5
Year + 4.67%), 4.38%
(a)(c)(l)
.......... EUR 3,000 2,636,967
Australia & New Zealand Banking Group Ltd.,
(USD Swap Rate 5 Year + 5.17%), 6.75%
(a)(c)
(l)
......................... USD 1,062 1,017,085
Banco Bilbao Vizcaya Argentaria SA
(a)(l)
(EUR Swap Annual 5 Year + 5.66%),
5.88%
(c)
..................... EUR 200 187,289
(EUR Swap Annual 5 Year + 6.04%),
6.00%
(c)
..................... 8,200 7,793,199
(USD Swap Semi 5 Year + 3.87%), 6.13% USD 20,400 15,665,477
Banco BPM SpA
(a)(c)
(EUR Swap Annual 5 Year + 5.42%),
5.00%, 09/14/30 ............... EUR 352 319,924
(EUR Swap Annual 5 Year + 3.17%),
2.88%, 06/29/31 ............... 5,114 3,993,752
(EUR Swap Annual 5 Year + 3.40%),
3.38%, 01/19/32 ............... 1,661 1,276,417

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
Banco de Credito Social Cooperativo SA,
(EUR Swap Annual 1 Year + 5.62%), 8.00%,
09/22/26
(a)(c)
................... EUR 2,000 $ 1,964,246
Banco de Sabadell SA
(a)(c)
(EUR Swap Annual 5 Year + 2.20%),
2.00%, 01/17/30 ............... 700 591,468
(EUR Swap Annual 5 Year + 2.95%),
2.50%, 04/15/31 ............... 3,200 2,541,633
Banco do Brasil SA, 4.75%, 03/20/24
(c)
.... USD 2,804 2,751,951
Banco Espirito Santo SA
(c)(f)(m)
2.63%, 05/08/17 ................. EUR 800 94,872
4.75%, 01/15/18 ................. 1,500 177,885
4.00%, 01/21/23 ................. 5,400 640,386
Banco Mercantil del Norte SA, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.64%), 5.88%
(a)(b)(l)
.......... USD 1,725 1,323,937
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
2,704 1,945,697
Banco Santander SA
2.75%, 05/28/25 ................. 800 725,642
(EUR Swap Annual 5 Year + 4.53%),
4.38%
(a)(c)(l)
................... EUR 5,600 4,468,866
1.85%, 03/25/26 ................. USD 600 512,034
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%),
1.72%, 09/14/27
(a)
.............. 1,000 816,173
3.31%, 06/27/29 ................. 200 167,122
Bangkok Bank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
1.90%), 3.73%, 09/25/34
(a)(c)
......... 4,334 3,218,808
Bank Leumi Le-Israel BM, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.63%), 3.28%, 01/29/31
(a)(b)(c)
....... 3,405 2,904,891
Bank of America Corp.
(SOFR 6 Month + 0.67%), 1.84%,
02/04/25
(a)
................... 2,790 2,643,479
(SOFR 6 Month + 0.91%), 0.98%,
09/25/25
(a)
................... 1,990 1,808,782
(LIBOR USD 3 Month + 0.81%), 3.37%,
01/23/26
(a)
................... 780 735,170
(SOFR 6 Month + 1.15%), 1.32%,
06/19/26
(a)
................... 2,886 2,548,049
Series N, (SOFR 6 Month + 0.91%), 1.66%,
03/11/27
(a)
................... 374 323,275
(SOFR 6 Month + 2.04%), 4.95%,
07/22/28
(a)
................... 4,200 4,006,076
(LIBOR USD 3 Month + 1.04%), 3.42%,
12/20/28
(a)
................... 4,860 4,290,209
(LIBOR USD 3 Month + 1.21%), 3.97%,
02/07/30
(a)
................... 1,500 1,326,578
(LIBOR USD 3 Month + 1.19%), 2.88%,
10/22/30
(a)
................... 25 20,357
(SOFR 6 Month + 1.37%), 1.92%,
10/24/31
(a)
................... 265 194,445
Series N, (SOFR 6 Month + 1.22%), 2.65%,
03/11/32
(a)
................... 1,090 841,152
(SOFR 6 Month + 1.32%), 2.69%,
04/22/32
(a)
................... 1,625 1,255,886
(SOFR 6 Month + 1.33%), 2.97%,
02/04/33
(a)
................... 1,310 1,015,199
(SOFR 6 Month + 1.83%), 4.57%,
04/27/33
(a)
................... 3,505 3,106,102
(SOFR 6 Month + 2.16%), 5.02%,
07/22/33
(a)
................... 30 27,512
Series L, 4.75%, 04/21/45 .......... 420 334,670
Security
Par (000)
Par (000) Value
Banks (continued)
(LIBOR USD 3 Month + 1.99%), 4.44%,
01/20/48
(a)
................... USD 235 $ 185,499
(LIBOR USD 3 Month + 3.15%), 4.08%,
03/20/51
(a)
................... 800 594,336
(SOFR 6 Month + 1.88%), 2.83%,
10/24/51
(a)
................... 790 460,342
Bank of Communications Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.35%), 3.80%
(a)(c)(l)
... 3,000 2,767,500
Bank of Communications Hong Kong Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.53%), 3.73%
(a)(c)(l)
... 1,000 928,750
Bank of Cyprus PCL, (EUR Swap Annual 1
Year + 2.79%), 2.50%, 06/24/27
(a)(c)
.... EUR 525 408,363
Bank of East Asia Ltd. (The), (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.53%), 5.83%
(a)(c)(l)
.......... USD 4,653 3,396,690
Bank of Ireland Group plc
(a)
(EUR Swap Annual 5 Year + 7.92%),
7.50%
(c)(l)
.................... EUR 800 769,886
(EUR Swap Annual 5 Year + 6.43%),
6.00%
(c)(l)
.................... 2,700 2,440,938
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.65%),
6.25%, 09/16/26
(b)
.............. USD 1,355 1,307,048
Bank of Montreal, (USD Swap Semi 5 Year +
1.43%), 3.80%, 12/15/32
(a)
.......... 300 257,223
Bank of Nova Scotia (The)
0.70%, 04/15/24 ................. 300 280,009
3.45%, 04/11/25 ................. 100 95,291
2.95%, 03/11/27 ................. 300 268,697
Barclays plc
(USD Swap Semi 5 Year + 4.84%), 7.75%
(a)
(l)
.......................... 7,761 7,305,041
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%),
8.00%
(a)(l)
.................... 2,900 2,728,749
(LIBOR USD 3 Month + 1.61%), 3.93%,
05/07/25
(a)
................... 455 433,307
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.58%), 7.13%
(a)(l)
. GBP 3,252 3,421,719
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13%
(a)(l)
.................... USD 22,075 19,150,062
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.02%), 6.38%
(a)(c)(l)
GBP 4,026 4,080,288
5.20%, 05/12/26 ................. USD 2,100 1,921,143
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.96%), 8.88%
(a)(c)(l)
GBP 2,400 2,649,053
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%),
4.38%
(a)(l)
.................... USD 4,905 3,255,494
4.84%, 05/09/28 ................. 640 542,423
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%),
8.00%
(a)(l)
.................... 25,220 22,593,439
(LIBOR USD 3 Month + 3.05%), 5.09%,
06/20/30
(a)
................... 1,300 1,092,739
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.00%),
5.75%, 08/09/33
(a)
.............. 505 448,477
BBVA Bancomer SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.65%), 5.13%, 01/18/33
(a)(c)
......... 1,666 1,347,877
BNP Paribas SA
(a)
(LIBOR USD 6 Month + 0.08%), 4.24%
(l)
. 450 306,000

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
(LIBOR USD 3 Month + 2.24%), 4.71%,
01/10/25
(b)
................... USD 5,035 $ 4,948,499
(USD Swap Semi 5 Year + 3.98%), 7.00%
(b)
(l)
.......................... 4,429 3,955,895
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.90%),
7.75%
(b)(l)
.................... 5,600 5,279,877
(EUR Swap Annual 5 Year + 4.65%),
6.88%
(c)(l)
.................... EUR 5,800 5,574,224
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%),
4.63%
(b)(l)
.................... USD 10,475 7,240,844
Burgan Bank SAK, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.01%), 5.75%
(a)(c)(l)
.............. 975 819,183
CaixaBank SA
(a)(c)(l)
(EUR Swap Annual 5 Year + 6.22%), 6.38% EUR 3,000 2,925,781
(EUR Swap Annual 5 Year + 6.50%), 6.75% 6,800 6,484,897
(EUR Swap Annual 5 Year + 4.50%), 5.25% 1,800 1,492,100
(EUR Swap Annual 5 Year + 6.35%), 5.88% 1,800 1,582,856
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.86%), 5.70%
(a)(c)(l)
............. USD 380 342,427
Citibank NA, 3.65%, 01/23/24 ......... 300 295,563
Citigroup, Inc.
(LIBOR USD 3 Month + 0.90%), 3.35%,
04/24/25
(a)
................... 1,025 984,229
3.20%, 10/21/26 ................. 200 182,132
4.45%, 09/29/27 ................. 4,525 4,199,956
(SOFR 6 Month + 1.89%), 4.66%,
05/24/28
(a)
................... 2,100 1,981,007
(LIBOR USD 3 Month + 1.15%), 3.52%,
10/27/28
(a)
................... 350 310,364
(SOFR 6 Month + 1.42%), 2.98%,
11/05/30
(a)
................... 425 346,700
(SOFR 6 Month + 1.15%), 2.67%,
01/29/31
(a)
................... 1,775 1,411,638
(SOFR 6 Month + 2.11%), 2.57%,
06/03/31
(a)
................... 1,555 1,215,986
(SOFR 6 Month + 1.17%), 2.56%,
05/01/32
(a)
................... 665 506,709
(SOFR 6 Month + 1.35%), 3.06%,
01/25/33
(a)
................... 245 190,866
(SOFR 6 Month + 1.94%), 3.79%,
03/17/33
(a)
................... 1,270 1,051,967
(SOFR 6 Month + 2.09%), 4.91%,
05/24/33
(a)
................... 355 322,501
(SOFR 6 Month + 1.38%), 2.90%,
11/03/42
(a)
................... 145 91,584
Commerzbank AG, (EUR Swap Annual 5 Year
+ 6.36%), 6.13%
(a)(c)(l)
............. EUR 14,000 12,175,240
Commonwealth Bank of Australia, 3.78%,
03/14/32
(b)
.................... USD 555 430,479
Cooperatieve Rabobank UA, (US Treasury
Yield Curve Rate T Note Constant Maturity 1
Year + 0.73%), 1.98%, 12/15/27
(a)(b)
.... 1,925 1,616,911
Credit Agricole SA
(a)(b)(l)
(USD Swap Semi 5 Year + 4.90%), 7.88% 3,600 3,576,161
(USD Swap Semi 5 Year + 6.19%), 8.13% 3,886 3,866,570
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%),
4.75% ...................... 23,460 16,846,142
Danske Bank A/S
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(b)
.............. 1,460 1,451,242
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%),
3.77%, 03/28/25
(b)
.............. USD 545 $ 519,541
(US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%),
7.00%
(c)(l)
.................... 24,620 22,713,920
Discover Bank, (USD Swap Semi 5 Year +
1.73%), 4.68%, 08/09/28
(a)
.......... 1,050 1,008,006
DNB Bank ASA, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.14%),
4.88%
(a)(c)(l)
................... 2,000 1,871,500
Erste Group Bank AG, (EUR Swap Annual 5
Year + 6.20%), 6.50%
(a)(c)(l)
.......... EUR 3,600 3,399,809
Fifth Third Bancorp, (SOFR 6 Month + 2.19%),
6.36%, 10/27/28
(a)
............... USD 1,060 1,064,352
Grupo Aval Ltd., 4.38%, 02/04/30
(b)
...... 2,091 1,443,182
HDFC Bank Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.93%), 3.70%
(a)(c)(l)
.............. 3,300 2,631,750
HSBC Bank plc, Series 1M, (LIBOR USD 6
Month + 0.25%), 3.13%
(a)(l)
.......... 5,810 4,110,575
HSBC Holdings plc
(LIBOR USD 3 Month + 1.21%), 3.80%,
03/11/25
(a)
................... 1,160 1,108,238
(USD Swap Rate 5 Year + 4.37%), 6.38%
(a)
(l)
.......................... 4,019 3,576,910
(SOFR 6 Month + 0.71%), 0.98%,
05/24/25
(a)
................... 1,710 1,552,917
4.25%, 08/18/25 ................. 500 465,148
(SOFR 6 Month + 1.51%), 4.18%,
12/09/25
(a)
................... 2,490 2,345,580
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%),
4.00%
(a)(l)
.................... 990 772,567
(SOFR 6 Month + 3.35%), 7.39%,
11/03/28
(a)
................... 830 830,707
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60%
(a)(l)
.................... 9,830 6,484,851
(SOFR 6 Month + 1.19%), 2.80%,
05/24/32
(a)
................... 1,495 1,071,031
5.25%, 03/14/44 ................. 340 256,531
HSBC USA, Inc., 3.75%, 05/24/24 ...... 200 194,064
Huntington National Bank (The), (SOFR 6
Month + 1.65%), 4.55%, 05/17/28
(a)
.... 535 510,789
ING Groep NV
3.55%, 04/09/24 ................. 430 417,487
(USD Swap Rate 5 Year + 4.20%), 6.75%
(a)
(c)(l)
........................ 5,877 5,561,111
(USD Swap Semi 5 Year + 4.45%), 6.50%
(a)
(l)
.......................... 2,010 1,829,303
(SOFR 6 Month + 1.64%), 3.87%,
03/28/26
(a)
................... 300 281,741
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%),
3.88%
(a)(l)
.................... 17,590 11,477,475
Intesa Sanpaolo SpA
(EUR Swap Annual 5 Year + 6.07%),
5.88%
(a)(c)(l)
................... EUR 1,650 1,512,393
5.71%, 01/15/26
(b)
................ USD 1,489 1,387,055
(EUR Swap Annual 5 Year + 7.19%),
7.75%
(a)(c)(l)
................... EUR 10,244 9,576,370
(EUR Swap Annual 5 Year + 5.85%),
5.50%
(a)(c)(l)
................... 1,250 976,386
(EUR Swap Annual 5 Year + 5.56%),
6.38%
(a)(c)(l)
................... 1,500 1,204,430

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
5.15%, 06/10/30
(c)
................ GBP 1,525 $ 1,345,497
(EUR Swap Annual 5 Year + 6.09%),
5.88%
(a)(c)(l)
................... EUR 800 608,968
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.60%),
4.20%, 06/01/32
(a)(b)
............. USD 2,695 1,824,333
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.75%),
4.95%, 06/01/42
(a)(b)
............. 940 550,119
Itau Unibanco Holding SA, 3.25%, 01/24/25
(b)
1,612 1,533,717
JPMorgan Chase & Co.
3.38%, 05/01/23 ................. 1,680 1,667,718
(SOFR 6 Month + 1.16%), 2.30%,
10/15/25
(a)
................... 350 326,452
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
................... 225 205,548
(SOFR 6 Month + 1.56%), 4.32%,
04/26/28
(a)
................... 2,200 2,046,423
(SOFR 6 Month + 1.89%), 2.18%,
06/01/28
(a)
................... 4,885 4,132,289
(SOFR 6 Month + 1.99%), 4.85%,
07/25/28
(a)
................... 1,480 1,406,991
(LIBOR USD 3 Month + 1.12%), 4.01%,
04/23/29
(a)
................... 100 90,136
(LIBOR USD 3 Month + 1.33%), 4.45%,
12/05/29
(a)
................... 140 127,686
(SOFR 6 Month + 2.04%), 2.52%,
04/22/31
(a)
................... 290 228,700
(SOFR 6 Month + 1.25%), 2.58%,
04/22/32
(a)
................... 30 23,067
(SOFR 6 Month + 1.18%), 2.55%,
11/08/32
(a)
................... 280 211,303
(SOFR 6 Month + 1.26%), 2.96%,
01/25/33
(a)
................... 750 585,929
(SOFR 6 Month + 2.08%), 4.91%,
07/25/33
(a)
................... 285 259,326
(SOFR 6 Month + 2.58%), 5.72%,
09/14/33
(a)
................... 1,700 1,584,753
(LIBOR USD 3 Month + 1.36%), 3.88%,
07/24/38
(a)
................... 2,335 1,809,043
5.50%, 10/15/40 ................. 970 891,500
(SOFR 6 Month + 2.46%), 3.11%,
04/22/41
(a)
................... 140 95,817
5.40%, 01/06/42 ................. 480 439,183
(SOFR 6 Month + 1.46%), 3.16%,
04/22/42
(a)
................... 1,215 830,284
5.63%, 08/16/43 ................. 15 13,469
4.95%, 06/01/45 ................. 765 632,881
Series W, (LIBOR USD 3 Month + 1.00%),
3.91%, 05/15/47
(a)
.............. 19,006 14,720,147
Kasikornbank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.94%), 5.28%
(a)(c)(l)
.............. 4,210 3,683,224
KBC Group NV, (EUR Swap Annual 5 Year +
4.69%), 4.75%
(a)(c)(l)
.............. EUR 11,000 10,334,822
KeyBank NA, 4.15%, 08/08/25 ......... USD 565 545,620
Krung Thai Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.53%), 4.40%
(a)(c)(l)
............. 300 238,931
Lloyds Banking Group plc
(LIBOR USD 3 Month + 0.81%), 2.91%,
11/07/23
(a)
................... 1,000 999,540
4.50%, 11/04/24 ................. 800 769,246
4.45%, 05/08/25 ................. 500 479,226
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%),
3.87%, 07/09/25
(a)
.............. USD 1,100 $ 1,048,292
(USD Swap Semi 5 Year + 4.50%), 7.50%
(a)
(l)
.......................... 3,975 3,686,812
4.58%, 12/10/25 ................. 2,250 2,062,263
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.75%
(a)(l)
.................... 7,290 6,638,820
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%),
4.72%, 08/11/26
(a)
.............. 1,365 1,291,498
4.55%, 08/16/28 ................. 265 236,457
Mitsubishi UFJ Financial Group, Inc.
3.76%, 07/26/23 ................. 15 14,814
1.41%, 07/17/25 ................. 1,595 1,423,777
3.74%, 03/07/29 ................. 500 439,344
3.20%, 07/18/29 ................. 365 305,847
2.05%, 07/17/30 ................. 1,000 745,811
Mizuho Financial Group, Inc., (SOFR 6 Month +
1.25%), 1.24%, 07/10/24
(a)
.......... 900 870,198
Nanyang Commercial Bank Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.51%), 6.50%
(a)(c)(l)
.......... 920 797,698
NatWest Group plc
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.15%),
2.36%, 05/22/24 ............... 590 574,006
(LIBOR USD 3 Month + 1.76%), 4.27%,
03/22/25 .................... 800 771,351
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 4.99%), 5.13%
(l)
.. GBP 750 674,103
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%),
3.03%, 11/28/35 ............... USD 1,185 822,414
Nordea Bank Abp
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(b)(l)
................... 14,225 13,399,588
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(c)(l)
................... 2,202 2,074,228
1.50%, 09/30/26
(b)
................ 2,500 2,105,973
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%),
3.75%
(a)(b)(l)
................... 8,215 5,761,057
PNC Financial Services Group, Inc. (The)
3.90%, 04/29/24 ................. 100 97,853
2.20%, 11/01/24 ................. 100 94,287
2.55%, 01/22/30 ................. 650 526,283
Regions Financial Corp., 2.25%, 05/18/25 .. 100 92,263
Royal Bank of Canada
6.39%, 12/30/22 ................. 3 10,794,261
8.89%, 12/30/22 ................. 3 10,794,261
Santander UK Group Holdings plc
(a)
(BPSWS5 + 5.79%), 6.75%
(c)(l)
....... GBP 6,725 7,374,820
(SOFR 6 Month + 0.99%), 1.67%, 06/14/27 USD 1,150 939,529
Shinhan Financial Group Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.06%), 2.88%
(a)(c)(l)
... 3,200 2,360,000
Skandinaviska Enskilda Banken AB, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 4.07%), 6.88%
(a)(c)(l)
... 600 561,329
Societe Generale SA
(USD Swap Semi 5 Year + 4.98%), 7.88%
(a)
(b)(l)
........................ 300 292,083

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
(USD Swap Semi 5 Year + 4.98%), 7.88%
(a)
(c)(l)
........................ USD 6,526 $ 6,353,789
(USD Swap Rate 5 Year + 5.87%), 8.00%
(a)
(b)(l)
........................ 16,275 16,027,159
(USD Swap Semi 5 Year + 5.87%), 8.00%
(a)
(c)(l)
........................ 3,783 3,725,391
4.00%, 01/12/27
(b)
................ 360 320,986
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.51%),
5.38%
(a)(b)(l)
................... 12,900 9,344,135
Standard Chartered plc
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%),
6.00%
(c)(l)
.................... 1,200 1,093,165
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.95%),
1.82%, 11/23/25
(b)
.............. 1,475 1,318,642
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%),
4.30%
(b)(l)
.................... 11,150 7,330,317
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25 ................. 1,675 1,559,215
3.04%, 07/16/29 ................. 900 743,018
2.75%, 01/15/30 ................. 950 759,044
TMBThanachart Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.26%), 4.90%
(a)(c)(l)
............. 2,431 2,117,705
Toronto-Dominion Bank (The)
0.70%, 09/10/24 ................. 1,585 1,454,141
3.77%, 06/06/25 ................. 1,585 1,521,007
(USD Swap Semi 5 Year + 2.21%), 3.63%,
09/15/31
(a)
................... 100 89,800
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%),
8.13%, 10/31/82
(a)
.............. 17,691 17,890,024
UniCredit SpA
(a)(c)
(EUR Swap Annual 5 Year + 6.39%),
6.63%
(l)
..................... EUR 5,619 5,455,800
(USD Swap Semi 5 Year + 5.18%), 8.00%
(l)
USD 24,210 22,606,087
(EUR Swap Annual 5 Year + 4.93%),
5.38%
(l)
..................... EUR 1,000 804,475
(EURIBOR Swap Rate 5 Year + 7.33%),
7.50%
(l)
..................... 6,018 5,560,715
(EUR Swap Annual 5 Year + 2.80%),
2.73%, 01/15/32 ............... 400 322,215
US Bancorp, 3.00%, 07/30/29 ......... USD 200 168,848
Wells Fargo & Co.
(SOFR 6 Month + 1.32%), 3.91%,
04/25/26
(a)
................... 2,535 2,415,293
(SOFR 6 Month + 1.51%), 3.53%,
03/24/28
(a)
................... 1,655 1,490,252
(LIBOR USD 3 Month + 1.31%), 3.58%,
05/22/28
(a)
................... 715 643,582
(SOFR 6 Month + 1.98%), 4.81%,
07/25/28
(a)
................... 1,515 1,434,810
5.61%, 01/15/44 ................. 950 828,613
4.65%, 11/04/44 ................. 210 162,981
4.40%, 06/14/46 ................. 425 313,164
4.75%, 12/07/46 ................. 1,000 771,774
(SOFR 6 Month + 4.50%), 5.01%,
04/04/51
(a)
................... 955 809,469
Westpac Banking Corp.
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.75%),
2.67%, 11/15/35
(a)
.............. 460 325,867
4.42%, 07/24/39 ................. 200 150,709
Security
Par (000)
Par (000) Value
Banks (continued)
3.13%, 11/18/41 ................. USD 590 $ 362,036
Woori Bank, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.66%),
4.25%
(a)(c)(l)
................... 2,203 1,897,747
606,590,477
Beverages — 0.1%
Anheuser-Busch Cos. LLC
4.70%, 02/01/36 ................. 145 131,059
4.90%, 02/01/46 ................. 2,545 2,182,776
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 ................. 1,170 1,138,077
4.95%, 01/15/42 ................. 80 70,805
4.60%, 04/15/48 ................. 460 379,215
5.55%, 01/23/49 ................. 160 150,683
4.50%, 06/01/50 ................. 710 579,572
4.75%, 04/15/58 ................. 2,986 2,425,841
5.80%, 01/23/59 ................. 195 185,433
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 595 424,235
Fomento Economico Mexicano SAB de CV,
3.50%, 01/16/50 ................ 700 446,250
Keurig Dr Pepper, Inc., 4.50%, 04/15/52 ... 420 330,060
8,444,006
Biotechnology — 0.1%
AbbVie, Inc.
2.60%, 11/21/24 ................. 1,100 1,045,242
3.80%, 03/15/25 ................. 1,550 1,495,175
3.60%, 05/14/25 ................. 605 580,546
4.55%, 03/15/35 ................. 150 133,862
4.30%, 05/14/36 ................. 1,055 912,503
4.05%, 11/21/39 ................. 200 161,091
4.40%, 11/06/42 ................. 1,405 1,147,271
4.45%, 05/14/46 ................. 880 703,813
4.88%, 11/14/48 ................. 840 715,256
4.25%, 11/21/49 ................. 539 418,161
Amgen, Inc.
3.00%, 01/15/52 ................. 995 612,926
4.20%, 02/22/52 ................. 1,020 778,710
4.88%, 03/01/53 ................. 410 348,763
4.40%, 02/22/62 ................. 428 324,179
Cidron Aida Finco SARL
(c)
5.00%, 04/01/28 ................. EUR 1,156 894,464
6.25%, 04/01/28 ................. GBP 663 578,230
Gilead Sciences, Inc.
4.50%, 02/01/45 ................. USD 900 741,254
4.75%, 03/01/46 ................. 375 322,137
4.15%, 03/01/47 ................. 100 78,064
2.80%, 10/01/50 ................. 300 182,434
12,174,081
Building Products — 0.2%
Advanced Drainage Systems, Inc.
(b)
5.00%, 09/30/27 ................. 2,515 2,332,009
6.38%, 06/15/30 ................. 3,770 3,643,290
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(b)
.................... 1,719 1,431,067
Carlisle Cos., Inc., 2.20%, 03/01/32 ...... 1,210 889,757
HT Troplast GmbH, 9.25%, 07/15/25
(c)
.... EUR 376 323,239
James Hardie International Finance DAC,
5.00%, 01/15/28
(b)
............... USD 484 437,714
JELD-WEN, Inc., 6.25%, 05/15/25
(b)
..... 902 843,370
Masonite International Corp.
(b)
5.38%, 02/01/28 ................. 2,046 1,873,031
3.50%, 02/15/30 ................. 1,633 1,297,745
New Enterprise Stone & Lime Co., Inc.
(b)
5.25%, 07/15/28 ................. 799 695,130

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Building Products (continued)
9.75%, 07/15/28 ................. USD 773 $ 663,476
PCF GmbH
(c)
4.75%, 04/15/26 ................. EUR 589 469,199
(EURIBOR 3 Month + 4.75%), 6.13%,
04/15/26
(a)
................... 395 331,727
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28
(b)
.................... USD 8,565 7,194,600
Standard Industries, Inc.
2.25%, 11/21/26
(c)
................ EUR 619 501,708
5.00%, 02/15/27
(b)
................ USD 1,078 975,590
4.75%, 01/15/28
(b)
................ 842 737,802
4.38%, 07/15/30
(b)
................ 1,847 1,493,392
3.38%, 01/15/31
(b)
................ 1,354 1,013,063
Summit Materials LLC, 5.25%, 01/15/29
(b)
.. 1,062 969,829
28,116,738
Capital Markets — 1.4%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
.................... 1,482 1,487,558
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(b)
847 694,540
Bank of New York Mellon Corp. (The), 3.00%,
10/30/28 ..................... 100 86,374
Blackstone Private Credit Fund
4.70%, 03/24/25 ................. 890 855,842
2.63%, 12/15/26 ................. 400 328,328
3.25%, 03/15/27 ................. 555 460,457
Codere New Holdco SA
7.50%, 11/30/27
(b)
................ EUR 357 170,747
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... USD 2,917 2,508,620
Credit Suisse AG
3.63%, 09/09/24 ................. 300 278,804
3.70%, 02/21/25 ................. 800 731,749
Credit Suisse Group AG
3.80%, 06/09/23 ................. 1,380 1,345,500
(USD Swap Semi 5 Year + 4.60%), 7.50%
(a)
(b)(l)
........................ 6,225 5,516,906
(USD Swap Semi 5 Year + 4.60%), 7.50%
(a)
(b)(l)
........................ 2,772 2,508,610
(USD Swap Semi 5 Year + 4.60%), 7.50%
(a)
(c)(l)
........................ 1,200 1,085,979
(LIBOR USD 3 Month + 1.24%), 4.21%,
06/12/24
(a)(b)
.................. 250 242,734
(USD Swap Semi 5 Year + 3.46%), 6.25%
(a)
(b)(l)
........................ 8,807 7,397,880
(USD Swap Semi 5 Year + 3.46%), 6.25%
(a)
(c)(l)
........................ 1,173 985,320
(USD Swap Rate 5 Year + 4.33%), 7.25%
(a)
(c)(l)
........................ 1,000 783,000
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%),
5.25%
(a)(b)(l)
................... 4,848 3,429,960
Deutsche Bank AG
(a)
(SOFR 6 Month + 2.16%), 2.22%, 09/18/24 3,440 3,259,146
Series 2020, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.52%), 6.00%
(l)
............... 23,000 17,992,674
(SOFR 6 Month + 2.58%), 3.96%, 11/26/25 600 553,822
(SOFR 6 Month + 3.19%), 6.12%, 07/14/26 840 800,595
(SOFR 6 Month + 1.87%), 2.13%, 11/24/26 595 500,257
(EUR Swap Annual 5 Year + 4.55%),
4.50%
(c)(l)
.................... EUR 1,600 1,197,759
(EUR Swap Annual 5 Year + 5.69%),
6.75%
(c)(l)
.................... 1,400 1,165,641
(EURIBOR Swap Rate 5 Year + 3.30%),
4.00%, 06/24/32
(c)
.............. 800 692,012
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(b)
............... USD 250 $ 226,702
Goldman Sachs Group, Inc. (The)
(SOFR 6 Month + 0.57%), 0.67%,
03/08/24
(a)
................... 1,400 1,371,878
5.70%, 11/01/24 ................. 1,900 1,900,127
(LIBOR USD 3 Month + 1.20%), 3.27%,
09/29/25
(a)
................... 930 882,106
Series U, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.92%),
3.65%
(a)(l)
.................... 11,000 8,359,158
(SOFR 6 Month + 0.79%), 1.09%,
12/09/26
(a)
................... 2,080 1,784,197
(SOFR 6 Month + 0.80%), 1.43%,
03/09/27
(a)
................... 700 598,864
(SOFR 6 Month + 0.91%), 1.95%,
10/21/27
(a)
................... 275 233,648
(SOFR 6 Month + 1.73%), 4.48%,
08/23/28
(a)
................... 2,860 2,656,027
(LIBOR USD 3 Month + 1.30%), 4.22%,
05/01/29
(a)
................... 695 628,761
(SOFR 6 Month + 1.09%), 1.99%,
01/27/32
(a)
................... 2,370 1,729,321
(SOFR 6 Month + 1.28%), 2.62%,
04/22/32
(a)
................... 710 541,562
(SOFR 6 Month + 1.25%), 2.38%,
07/21/32
(a)
................... 780 580,441
(SOFR 6 Month + 1.41%), 3.10%,
02/24/33
(a)
................... 6,122 4,794,693
6.75%, 10/01/37 ................. 850 840,390
5.15%, 05/22/45 ................. 195 158,258
Huarong Finance 2017 Co. Ltd., 4.75%,
04/27/27
(c)
.................... 1,900 1,357,669
Huarong Finance 2019 Co. Ltd.
(c)
2.50%, 02/24/23 ................. 534 520,650
(LIBOR USD 3 Month + 1.13%), 4.10%,
02/24/23
(a)
................... 616 605,990
3.75%, 05/29/24 ................. 900 787,950
3.63%, 09/30/30 ................. 1,985 1,195,714
Huarong Finance Co. Ltd., 3.25%, 11/13/24
(c)
200 167,100
Intercontinental Exchange, Inc.
3.10%, 09/15/27 ................. 25 22,672
4.60%, 03/15/33 ................. 570 523,008
4.25%, 09/21/48 ................. 15 11,630
5.20%, 06/15/62 ................. 375 334,105
Kane Bidco Ltd., 6.50%, 02/15/27
(c)
...... GBP 365 334,656
Morgan Stanley
(SOFR 6 Month + 1.16%), 3.62%,
04/17/25
(a)
................... USD 990 956,330
(SOFR 6 Month + 1.99%), 2.19%,
04/28/26
(a)
................... 2,295 2,094,488
3.95%, 04/23/27 ................. 1,325 1,222,584
(SOFR 6 Month + 0.88%), 1.59%,
05/04/27
(a)
................... 1,075 919,937
(SOFR 6 Month + 1.61%), 4.21%,
04/20/28
(a)
................... 6,400 5,925,733
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28
(a)
................... 1,430 1,281,674
(LIBOR USD 3 Month + 1.63%), 4.43%,
01/23/30
(a)
................... 800 730,002
(SOFR 6 Month + 1.14%), 2.70%,
01/22/31
(a)
................... 1,985 1,589,486
(SOFR 6 Month + 3.12%), 3.62%,
04/01/31
(a)
................... 285 242,328
(SOFR 6 Month + 1.29%), 2.94%,
01/21/33
(a)
................... 2,435 1,896,606

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(SOFR 6 Month + 1.49%), 3.22%,
04/22/42
(a)
................... USD 180 $ 122,357
(SOFR 6 Month + 1.43%), 2.80%,
01/25/52
(a)
................... 160 93,633
MSCI, Inc.
(b)
4.00%, 11/15/29 ................. 1,438 1,248,644
3.63%, 09/01/30 ................. 2,053 1,715,487
3.88%, 02/15/31 ................. 1,673 1,409,687
3.63%, 11/01/31 ................. 1,086 893,816
3.25%, 08/15/33 ................. 1,998 1,544,550
Nomura Holdings, Inc.
1.65%, 07/14/26 ................. 455 386,549
2.68%, 07/16/30 ................. 500 376,227
2.61%, 07/14/31 ................. 880 638,369
Northern Trust Corp.
3.95%, 10/30/25 ................. 100 97,092
1.95%, 05/01/30 ................. 200 156,517
OWL Rock Core Income Corp., 5.50%,
03/21/25 ..................... 1,381 1,302,259
S&P Global, Inc.
2.90%, 03/01/32
(b)
................ 405 333,112
3.25%, 12/01/49 ................. 90 60,860
Sherwood Financing plc
(c)
4.50%, 11/15/26 ................. EUR 713 493,236
6.00%, 11/15/26 ................. GBP 473 393,266
State Street Corp., (LIBOR USD 3 Month +
1.00%), 4.29%, 06/15/47
(a)
.......... USD 48,980 36,722,106
Sun Hung Kai & Co. BVI Ltd., 5.00%,
09/07/26
(c)
.................... 750 611,625
SURA Asset Management SA, 4.88%,
04/17/24
(b)
.................... 3,157 3,048,083
UBS Group AG
(a)
(USD Swap Semi 5 Year + 4.34%), 7.00%
(b)
(l)
.......................... 13,976 13,517,770
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%),
1.01%, 07/30/24
(b)
.............. 1,055 1,015,319
(USD Swap Semi 5 Year + 4.87%), 7.00%
(c)
(l)
.......................... 2,023 1,957,253
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.86%),
5.13%
(c)(l)
.................... 850 736,313
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%),
1.36%, 01/30/27
(b)
.............. 530 443,199
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.40%),
4.88%
(b)(l)
.................... 2,135 1,703,733
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.49%, 08/10/27
(b)
.............. 315 259,593
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%),
4.38%
(b)(l)
.................... 6,640 4,612,476
182,960,390
Chemicals — 0.5%
Air Products & Chemicals, Inc., 2.80%,
05/15/50 ..................... 5 3,185
Alpek SAB de CV, 3.25%, 02/25/31
(b)
..... 365 278,267
Ashland LLC, 3.38%, 09/01/31
(b)
........ 2,195 1,717,324
Avient Corp., 7.13%, 08/01/30
(b)
........ 1,361 1,301,483
Axalta Coating Systems Dutch Holding B BV,
3.75%, 01/15/25
(c)
............... EUR 120 110,289
Axalta Coating Systems LLC
(b)
4.75%, 06/15/27 ................. USD 1,477 1,345,876
Security
Par (000)
Par (000) Value
Chemicals (continued)
3.38%, 02/15/29 ................. USD 3,856 $ 3,169,150
Celanese US Holdings LLC, 5.90%, 07/05/24 1,700 1,670,500
Chemours Co. (The)
4.00%, 05/15/26 ................. EUR 1,000 856,971
5.75%, 11/15/28
(b)
................ USD 894 759,453
Diamond BC BV, 4.63%, 10/01/29
(b)
...... 4,348 3,194,084
DuPont de Nemours, Inc.
5.32%, 11/15/38 ................. 575 521,049
5.42%, 11/15/48 ................. 150 131,510
Eastman Chemical Co., 4.80%, 09/01/42 .. 220 171,994
Ecolab, Inc., 2.70%, 12/15/51 ......... 855 511,321
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 15,230 12,945,500
Equate Petrochemical BV
(b)
4.25%, 11/03/26 ................. 1,222 1,135,238
2.63%, 04/28/28 ................. 803 663,398
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(c)
.................... EUR 747 564,832
Gates Global LLC, 6.25%, 01/15/26
(b)
..... USD 3,414 3,277,440
HB Fuller Co., 4.25%, 10/15/28 ........ 1,733 1,499,045
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.. 3,919 3,210,595
Herens Midco SARL, 5.25%, 05/15/29
(c)
... EUR 1,483 946,761
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... USD 2,889 2,439,905
INEOS Quattro Finance 1 plc, 3.75%,
07/15/26
(c)
.................... EUR 131 101,627
Ingevity Corp., 3.88%, 11/01/28
(b)
....... USD 528 445,693
International Flavors & Fragrances, Inc., 1.23%,
10/01/25
(b)
.................... 1,155 1,000,253
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(a)(b)
1,868 1,438,360
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
.. 860 677,895
Lune Holdings SARL, 5.63%, 11/15/28
(c)
... EUR 400 300,626
LYB International Finance III LLC
1.25%, 10/01/25 ................. USD 800 700,586
4.20%, 10/15/49 ................. 280 192,665
4.20%, 05/01/50 ................. 55 37,796
3.63%, 04/01/51 ................. 100 62,276
LyondellBasell Industries NV, 4.63%, 02/26/55 220 157,434
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
1,293 1,123,294
Monitchem HoldCo 2 SA, 9.50%, 09/15/26
(c)
EUR 200 180,346
Monitchem HoldCo 3 SA, 5.25%, 03/15/25
(c)
1,407 1,268,176
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
. USD 311 302,448
Olympus Water US Holding Corp.
(c)
3.88%, 10/01/28 ................. EUR 348 256,509
5.38%, 10/01/29 ................. 250 173,614
Pearl Holding II Ltd., 0.00%,
(a)(c)(l)
....... USD 573 18,054
Pearl Holding III Ltd., 9.00%, 10/22/25
(c)
... 456 161,310
Sasol Financing USA LLC, 5.50%, 03/18/31 . 2,705 2,020,804
SCIL IV LLC
4.38%, 11/01/26
(c)
................ EUR 160 125,310
5.38%, 11/01/26
(b)
................ USD 1,825 1,450,747
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................. 1,193 913,957
4.38%, 02/01/32 ................. 204 154,395
Sherwin-Williams Co. (The)
3.45%, 06/01/27 ................. 289 265,493
2.95%, 08/15/29 ................. 200 169,473
2.30%, 05/15/30 ................. 300 237,876
4.50%, 06/01/47 ................. 195 154,202
3.30%, 05/15/50 ................. 15 9,487
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
.................... 4,176 3,415,425
Synthomer plc, 3.88%, 07/01/25
(c)
....... EUR 294 241,304
UPL Corp. Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.87%),
5.25%
(a)(c)(l)
................... USD 1,908 1,143,965

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Chemicals (continued)
WR Grace Holdings LLC
(b)
4.88%, 06/15/27 ................. USD 1,839 $ 1,609,125
5.63%, 08/15/29 ................. 10,383 8,025,851
70,961,546
Commercial Services & Supplies — 0.7%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
1,499 1,275,394
Allied Universal Holdco LLC
6.63%, 07/15/26
(b)
................ 16,064 15,341,762
9.75%, 07/15/27
(b)
................ 4,851 4,217,508
4.63%, 06/01/28
(b)
................ 9,109 7,543,796
4.88%, 06/01/28
(c)
................ GBP 310 266,631
6.00%, 06/01/29
(b)
................ USD 8,134 5,647,417
APi Group DE, Inc.
(b)
4.13%, 07/15/29 ................. 1,008 808,406
4.75%, 10/15/29 ................. 1,044 880,183
APX Group, Inc.
(b)
6.75%, 02/15/27 ................. 1,733 1,690,548
5.75%, 07/15/29 ................. 2,047 1,611,705
Aramark Services, Inc.
(b)
5.00%, 04/01/25 ................. 2,458 2,376,132
6.38%, 05/01/25 ................. 3,410 3,373,368
5.00%, 02/01/28 ................. 4,611 4,201,105
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... 102 99,238
Clean Harbors, Inc.
(b)
4.88%, 07/15/27 ................. 1,927 1,813,384
5.13%, 07/15/29 ................. 722 669,410
Covanta Holding Corp.
4.88%, 12/01/29
(b)
................ 2,464 2,097,973
5.00%, 09/01/30 ................. 398 331,464
Garda World Security Corp., 4.63%, 02/15/27
(b)
894 793,971
GFL Environmental, Inc.
(b)
4.25%, 06/01/25 ................. 535 510,797
3.75%, 08/01/25 ................. 1,136 1,073,520
5.13%, 12/15/26 ................. 1,633 1,554,420
4.00%, 08/01/28 ................. 5,434 4,702,583
3.50%, 09/01/28 ................. 1,663 1,409,925
4.75%, 06/15/29 ................. 2,589 2,256,514
4.38%, 08/15/29 ................. 1,877 1,589,763
IAA, Inc., 5.50%, 06/15/27
(b)
.......... 3,513 3,287,456
Intrum AB
(c)
4.88%, 08/15/25 ................. EUR 838 746,392
3.50%, 07/15/26 ................. 952 764,505
3.00%, 09/15/27 ................. 500 374,300
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... USD 1,404 1,228,500
Madison IAQ LLC, 5.88%, 06/30/29
(b)
..... 2,697 1,847,445
Paprec Holding SA, 3.50%, 07/01/28
(c)
.... EUR 513 403,043
Prime Security Services Borrower LLC
(b)
5.25%, 04/15/24 ................. USD 1,048 1,043,032
5.75%, 04/15/26 ................. 5,232 5,092,564
6.25%, 01/15/28 ................. 2,122 1,950,087
Republic Services, Inc.
0.88%, 11/15/25 ................. 700 612,876
3.95%, 05/15/28 ................. 600 557,637
Ritchie Bros Auctioneers, Inc., 5.38%,
01/15/25
(b)
.................... 340 334,900
Stericycle, Inc., 3.88%, 01/15/29
(b)
....... 1,335 1,159,568
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(c)
............... EUR 1,146 1,058,136
Techem Verwaltungsgesellschaft 675 mbH,
2.00%, 07/15/25
(c)
............... 300 273,358
Tuspark Forward Ltd., 7.95%, 05/13/24
(c)
.. USD 180 36,000
Verde Bidco SpA, 4.63%, 10/01/26
(c)
..... EUR 231 182,629
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Verisure Holding AB
(c)
(EURIBOR 3 Month + 5.00%), 6.38%,
04/15/25
(a)
................... EUR 346 $ 338,515
3.88%, 07/15/26 ................. 538 474,379
3.25%, 02/15/27 ................. 1,084 909,877
9.25%, 10/15/27 ................. 328 327,676
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... USD 6,684 6,185,440
97,325,232
Communications Equipment — 0.2%
Ciena Corp., 4.00%, 01/31/30
(b)
........ 1,562 1,319,890
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 3,926 3,660,995
CommScope, Inc.
(b)
6.00%, 03/01/26 ................. 2,128 2,052,566
8.25%, 03/01/27 ................. 1,389 1,233,157
7.13%, 07/01/28 ................. 2,392 2,025,851
4.75%, 09/01/29 ................. 3,246 2,745,578
Motorola Solutions, Inc.
4.60%, 02/23/28 ................. 900 843,265
4.60%, 05/23/29 ................. 1,725 1,585,789
2.30%, 11/15/30 ................. 780 583,592
2.75%, 05/24/31 ................. 915 699,739
Nokia OYJ
4.38%, 06/12/27 ................. 380 349,459
6.63%, 05/15/39 ................. 2,016 1,839,197
Viasat, Inc., 5.63%, 09/15/25
(b)
......... 2,453 2,262,402
ViaSat, Inc.
(b)
5.63%, 04/15/27 ................. 2,719 2,513,933
6.50%, 07/15/28 ................. 3,303 2,760,069
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
... 2,504 2,090,565
28,566,047
Construction & Engineering — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
.................... 1,181 1,034,261
Arcosa, Inc., 4.38%, 04/15/29
(b)
........ 2,674 2,305,336
Cellnex Finance Co. SA
(c)
1.00%, 09/15/27 ................. EUR 200 160,326
1.50%, 06/08/28 ................. 800 637,129
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(c)(e)(f)(m)
............ CNY 6,794 —
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.. USD 780 680,261
GMR Hyderabad International Airport Ltd.,
5.38%, 04/10/24
(c)
............... 536 511,478
Heathrow Finance plc
(c)(d)
4.75%, 03/01/24 ................. GBP 200 215,025
4.12%, 09/01/29 ................. 1,071 859,756
MasTec, Inc., 4.50%, 08/15/28
(b)
........ USD 1,045 927,517
Mexico City Airport Trust, 4.25%, 10/31/26
(b)
3,191 2,841,586
Summit Digitel Infrastructure Ltd., 2.88%,
08/12/31
(c)
.................... 1,720 1,184,254
11,356,929
Construction Materials — 0.0%
Cemex SAB de CV, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.53%), 5.13%
(a)(b)(l)
.............. 1,682 1,380,165
Consumer Finance — 0.8%
AerCap Ireland Capital DAC
3.15%, 02/15/24 ................. 2,650 2,536,462
6.50%, 07/15/25 ................. 885 871,181
2.45%, 10/29/26 ................. 200 168,889
Ally Financial, Inc., 5.75%, 11/20/25 ..... 2,010 1,933,779
American Express Co.
3.95%, 08/01/25 ................. 2,300 2,209,344

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%),
3.55%
(a)(l)
.................... USD 35,415 $ 27,313,819
American Honda Finance Corp.
1.95%, 05/10/23 ................. 590 581,197
1.20%, 07/08/25 ................. 1,420 1,280,185
Capital One Financial Corp.
3.30%, 10/30/24 ................. 1,000 953,324
(SOFR 6 Month + 1.29%), 2.64%,
03/03/26
(a)
................... 1,475 1,352,222
Series M, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.16%),
3.95%
(a)(l)
.................... 16,300 12,193,055
(SOFR 6 Month + 0.86%), 1.88%,
11/02/27
(a)
................... 300 249,532
3.80%, 01/31/28 ................. 560 500,358
(SOFR 6 Month + 1.27%), 2.62%,
11/02/32
(a)
................... 420 306,241
Encore Capital Group, Inc.
(c)
4.88%, 10/15/25 ................. EUR 444 401,903
5.38%, 02/15/26 ................. GBP 300 299,401
4.25%, 06/01/28 ................. 897 757,263
Ford Motor Credit Co. LLC
3.35%, 11/01/22 ................. USD 411 411,000
3.81%, 01/09/24 ................. 1,775 1,713,990
5.58%, 03/18/24 ................. 1,700 1,674,300
4.54%, 03/06/25 ................. GBP 600 634,198
4.69%, 06/09/25 ................. USD 200 189,500
5.13%, 06/16/25 ................. 2,956 2,851,949
4.13%, 08/04/25 ................. 3,078 2,861,924
3.38%, 11/13/25 ................. 724 656,820
4.39%, 01/08/26 ................. 2,800 2,583,530
2.70%, 08/10/26 ................. 1,717 1,487,746
4.95%, 05/28/27 ................. 1,606 1,470,229
4.13%, 08/17/27 ................. 519 460,898
3.82%, 11/02/27 ................. 297 255,109
2.90%, 02/16/28 ................. 2,240 1,818,393
2.90%, 02/10/29 ................. 200 156,788
5.11%, 05/03/29 ................. 2,034 1,818,396
4.00%, 11/13/30 ................. 2,217 1,793,065
3.63%, 06/17/31 ................. 892 693,686
General Motors Financial Co., Inc.
3.25%, 01/05/23 ................. 7,750 7,727,376
2.40%, 04/10/28 ................. 255 206,518
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(k)
...... 2,320 1,840,859
John Deere Capital Corp., 2.60%, 03/07/24 . 205 198,891
King Talent Management Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.52%), 5.60%
(a)(c)(l)
.......... 736 727,168
Lincoln Financing SARL
(c)
3.63%, 04/01/24 ................. EUR 500 478,313
(EURIBOR 3 Month + 3.88%), 5.03%,
04/01/24
(a)
................... 600 585,835
Muthoot Finance Ltd., 4.40%, 09/02/23
(c)
... USD 2,665 2,585,050
Navient Corp.
7.25%, 09/25/23 ................. 376 377,109
6.13%, 03/25/24 ................. 1,629 1,598,807
5.88%, 10/25/24 ................. 600 580,242
5.50%, 03/15/29 ................. 1,399 1,109,937
OneMain Finance Corp.
6.88%, 03/15/25 ................. 1,610 1,561,700
7.13%, 03/15/26 ................. 5,318 5,121,234
3.50%, 01/15/27 ................. 1,857 1,522,022
6.63%, 01/15/28 ................. 899 816,679
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
5.38%, 11/15/29 ................. USD 451 $ 369,820
Shriram Transport Finance Co. Ltd., 5.10%,
07/16/23
(c)
.................... 3,277 3,195,075
SLM Corp., 3.13%, 11/02/26 .......... 1,322 1,159,487
Toyota Motor Credit Corp.
1.15%, 08/13/27 ................. 1,525 1,266,619
3.38%, 04/01/30 ................. 527 467,930
VistaJet Malta Finance plc, 6.38%, 02/01/30
(b)
2,393 1,987,016
Volkswagen International Finance NV
(a)(c)(l)
(EUR Swap Annual 5 Year + 2.92%), 3.75% EUR 500 428,457
(EUR Swap Annual 9 Year + 3.36%), 4.38% 100 80,271
113,432,091
Containers & Packaging — 0.6%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... USD 4,580 3,285,824
Ardagh Metal Packaging Finance USA LLC
6.00%, 06/15/27
(b)
................ 4,137 3,969,741
2.00%, 09/01/28
(c)
................ EUR 388 294,613
3.25%, 09/01/28
(b)
................ USD 467 382,896
3.00%, 09/01/29
(c)
................ EUR 559 394,436
4.00%, 09/01/29
(b)
................ USD 17,661 13,397,458
Ardagh Packaging Finance plc
5.25%, 04/30/25
(b)
................ 680 641,206
2.13%, 08/15/26
(c)
................ EUR 800 646,813
4.75%, 07/15/27
(c)
................ GBP 131 97,309
Ball Corp.
5.25%, 07/01/25 ................. USD 113 111,532
2.88%, 08/15/30 ................. 747 580,121
3.13%, 09/15/31 ................. 2,726 2,087,298
Berry Global, Inc., 1.57%, 01/15/26 ...... 2,295 1,989,166
Canpack SA, 3.13%, 11/01/25
(b)
........ 810 705,712
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 ................. 5,865 5,568,231
8.75%, 04/15/30 ................. 2,587 2,273,326
Crown Americas LLC
4.75%, 02/01/26 ................. 3,652 3,495,366
4.25%, 09/30/26 ................. 4,724 4,364,031
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 368 371,985
Fiber Bidco Spa
11.00%, 10/25/27
(c)
............... EUR 640 641,658
Graphic Packaging International LLC
3.50%, 03/15/28
(b)
................ USD 3,023 2,613,793
2.63%, 02/01/29
(c)
................ EUR 100 80,117
3.50%, 03/01/29
(b)
................ USD 364 307,437
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
... 2,905 2,171,487
Kleopatra Finco SARL, 4.25%, 03/01/26
(c)
.. EUR 938 761,235
LABL, Inc., 5.88%, 11/01/28
(b)
......... USD 2,185 1,898,022
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
............... 4,205 4,120,900
OI European Group BV
(c)
3.13%, 11/15/24 ................. EUR 200 189,170
2.88%, 02/15/25 ................. 766 709,914
SAN Miguel Industrias Pet SA, 3.50%,
08/02/28
(b)
.................... USD 3,552 2,818,956
Sealed Air Corp., 4.00%, 12/01/27
(b)
..... 523 465,825
Trivium Packaging Finance BV
(b)(d)
5.50%, 08/15/26 ................. 4,450 4,092,665
8.50%, 08/15/27 ................. 8,949 8,413,949
Verallia SA, 1.88%, 11/10/31
(c)
......... EUR 300 217,180
WestRock MWV LLC, 8.20%, 01/15/30 .... USD 200 219,734
WRKCo, Inc.
3.75%, 03/15/25 ................. 325 310,581
4.90%, 03/15/29 ................. 400 375,624
3.00%, 06/15/33 ................. 1,855 1,408,253
76,473,564

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc.
4.00%, 01/15/28 ................. USD 2,568 $ 2,265,978
3.88%, 11/15/29 ................. 745 611,943
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 989 903,400
Resideo Funding, Inc., 4.00%, 09/01/29 ... 493 404,260
4,185,581
Diversified Consumer Services — 0.1%
Graham Holdings Co., 5.75%, 06/01/26
(b)
.. 998 973,050
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
.. 969 777,642
Rekeep SpA, 7.25%, 02/01/26
(c)
........ EUR 1,791 1,550,924
Service Corp. International
5.13%, 06/01/29 ................. USD 716 666,925
3.38%, 08/15/30 ................. 1,285 1,037,283
4.00%, 05/15/31 ................. 3,371 2,797,717
Sotheby's
(b)
7.38%, 10/15/27 ................. 7,409 7,168,208
5.88%, 06/01/29 ................. 3,842 3,211,011
18,182,760
Diversified Financial Services — 0.2%
doValue SpA
(c)
5.00%, 08/04/25 ................. EUR 500 453,360
3.38%, 07/31/26 ................. 403 327,075
Garfunkelux Holdco 3 SA
(c)
6.75%, 11/01/25 ................. 1,732 1,219,721
7.75%, 11/01/25 ................. GBP 744 607,168
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.. USD 3,083 2,420,247
MPH Acquisition Holdings LLC, 5.50%,
09/01/28
(b)
.................... 1,541 1,330,269
NTT Finance Corp.
(b)
4.14%, 07/26/24 ................. 355 348,348
1.16%, 04/03/26 ................. 2,845 2,465,431
Operadora de Servicios Mega SA de CV Sofom
ER, 8.25%, 02/11/25
(b)
............ 258 108,167
Sabre GLBL, Inc.
(b)
9.25%, 04/15/25 ................. 1,924 1,863,192
7.38%, 09/01/25 ................. 1,453 1,363,902
Shell International Finance BV
2.38%, 11/07/29 ................. 20 16,862
4.38%, 05/11/45 ................. 10 8,271
3.00%, 11/26/51 ................. 130 83,634
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 5,879 5,419,439
Siemens Financieringsmaatschappij NV
(b)
0.65%, 03/11/24 ................. 880 829,157
2.88%, 03/11/41 ................. 1,325 906,386
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. 12,882 12,921,161
32,691,790
Diversified Telecommunication Services — 1.6%
Altice France Holding SA, 10.50%, 05/15/27
(b)
12,590 9,811,009
Altice France SA
2.50%, 01/15/25
(c)
................ EUR 817 718,057
5.88%, 02/01/27
(c)
................ 1,400 1,198,500
8.13%, 02/01/27
(b)
................ USD 10,069 9,214,847
5.50%, 01/15/28
(b)
................ 4,359 3,443,610
4.13%, 01/15/29
(c)
................ EUR 299 227,634
5.13%, 01/15/29
(b)
................ USD 894 672,735
5.50%, 10/15/29
(b)
................ 325 247,812
AT&T, Inc.
4.35%, 03/01/29 ................. 25 23,238
4.50%, 05/15/35 ................. 2,915 2,512,364
5.35%, 09/01/40 ................. 1,500 1,327,521
4.65%, 06/01/44 ................. 200 159,511
3.65%, 06/01/51 ................. 710 472,266
3.50%, 09/15/53 ................. 164 105,260
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
3.55%, 09/15/55 ................. USD 926 $ 589,271
3.65%, 09/15/59 ................. 406 256,103
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(c)(f)
(m)
......................... 1,000 5,000
British Telecommunications plc
(a)(b)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%),
4.25%, 11/23/81 ............... 400 333,435
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%),
4.88%, 11/23/81 ............... 1,000 791,551
CCO Holdings LLC
5.13%, 05/01/27
(b)
................ 4,098 3,796,715
5.00%, 02/01/28
(b)
................ 2,233 2,020,865
5.38%, 06/01/29
(b)
................ 5,674 5,069,038
6.38%, 09/01/29
(b)
................ 6,094 5,615,532
4.50%, 08/15/30
(b)
................ 4,324 3,509,185
4.25%, 02/01/31
(b)
................ 7,673 6,061,670
4.75%, 02/01/32
(b)
................ 3,869 3,095,384
4.50%, 05/01/32 ................. 1,279 1,010,410
4.50%, 06/01/33
(b)
................ 2,030 1,539,371
4.25%, 01/15/34
(b)
................ 10,437 7,671,195
Cellnex Telecom SA
(c)
1.00%, 04/20/27 ................. EUR 200 164,481
0.50%, 07/05/28
(j)
................ 200 189,807
1.75%, 10/23/30 ................. 400 293,198
0.75%, 11/20/31
(j)
................ 4,300 2,893,265
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... USD 3,359 2,746,990
Deutsche Telekom International Finance BV,
8.75%, 06/15/30
(d)
............... 12 13,732
eircom Finance DAC, 1.75%, 11/01/24
(c)
... EUR 1,403 1,359,533
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 ................. USD 1,705 1,568,304
5.00%, 05/01/28 ................. 7,654 6,697,250
6.75%, 05/01/29 ................. 3,439 2,832,876
6.00%, 01/15/30 ................. 2,704 2,114,528
8.75%, 05/15/30 ................. 2,859 2,919,754
Iliad Holding SASU
6.50%, 10/15/26
(b)
................ 4,943 4,577,811
5.63%, 10/15/28
(c)
................ EUR 500 442,711
7.00%, 10/15/28
(b)
................ USD 5,013 4,536,765
Iliad SA
(c)
1.50%, 10/14/24 ................. EUR 300 282,985
2.38%, 06/17/26 ................. 300 268,681
1.88%, 02/11/28 ................. 200 162,290
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(c)
216 171,303
Koninklijke KPN NV, (EUR Swap Annual 5 Year
+ 3.77%), 6.00%
(a)(c)(l)
............. 325 319,007
Level 3 Financing, Inc.
(b)
3.40%, 03/01/27 ................. USD 2,978 2,563,641
4.63%, 09/15/27 ................. 1,045 906,809
4.25%, 07/01/28 ................. 1,259 1,038,675
3.63%, 01/15/29 ................. 2,814 2,145,675
3.75%, 07/15/29 ................. 2,549 1,936,578
Liquid Telecommunications Financing plc,
5.50%, 09/04/26
(b)
............... 775 523,125
Lorca Telecom Bondco SA
4.00%, 09/18/27
(c)
................ EUR 1,947 1,687,879
Lumen Technologies, Inc.
4.00%, 02/15/27
(b)
................ USD 6,958 5,915,692
4.50%, 01/15/29
(b)
................ 5,451 3,842,696
Series P, 7.60%, 09/15/39 .......... 800 535,967
Series U, 7.65%, 03/15/42 .......... 1,212 802,919

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Network i2i Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.27%),
5.65%
(a)(c)(l)
................... USD 4,615 $ 4,102,447
Quebecor Media, Inc., 5.75%, 01/15/23 ... 2,730 2,728,362
RCS & RDS SA, 2.50%, 02/05/25
(c)
...... EUR 900 783,973
Sprint Capital Corp.
6.88%, 11/15/28 ................. USD 9,502 9,805,874
8.75%, 03/15/32 ................. 9,657 11,333,841
Switch Ltd.
(b)
3.75%, 09/15/28 ................. 3,059 3,089,590
4.13%, 06/15/29 ................. 4,819 4,821,409
TDC Holding A/S, 6.88%, 02/23/23
(c)(d)
.... GBP 700 794,732
Telecom Italia Capital SA
6.38%, 11/15/33 ................. USD 1,333 1,024,277
6.00%, 09/30/34 ................. 4,075 2,973,650
7.20%, 07/18/36 ................. 142 110,584
Telecom Italia Finance SA, 7.75%, 01/24/33 EUR 410 404,449
Telecom Italia SpA
4.00%, 04/11/24
(c)
................ 200 191,940
5.30%, 05/30/24
(b)
................ USD 1,446 1,360,353
2.75%, 04/15/25
(c)
................ EUR 300 270,686
2.38%, 10/12/27
(c)
................ 600 478,689
1.63%, 01/18/29
(c)
................ 2,749 1,956,219
Telefonica Emisiones SA
4.10%, 03/08/27 ................. USD 600 549,336
4.90%, 03/06/48 ................. 670 477,761
Verizon Communications, Inc.
3.88%, 02/08/29 ................. 3,275 2,976,804
4.02%, 12/03/29 ................. 24 21,631
1.50%, 09/18/30 ................. 285 211,626
1.68%, 10/30/30 ................. 711 529,339
2.55%, 03/21/31 ................. 420 331,894
2.36%, 03/15/32 ................. 540 409,064
5.85%, 09/15/35 ................. 690 668,654
4.27%, 01/15/36 ................. 720 605,175
2.65%, 11/20/40 ................. 1,400 888,667
3.40%, 03/22/41 ................. 4,055 2,883,041
2.85%, 09/03/41 ................. 440 287,643
3.85%, 11/01/42 ................. 85 63,268
6.55%, 09/15/43 ................. 245 252,992
3.70%, 03/22/61 ................. 934 610,916
Virgin Media Finance plc
3.75%, 07/15/30
(c)
................ EUR 661 515,963
5.00%, 07/15/30
(b)
................ USD 1,350 1,081,873
Virgin Media Secured Finance plc
5.25%, 05/15/29
(c)
................ GBP 100 97,438
5.50%, 05/15/29
(b)
................ USD 2,800 2,544,416
4.25%, 01/15/30
(c)
................ GBP 108 98,464
4.50%, 08/15/30
(b)
................ USD 843 696,604
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 ................. 21,199 16,376,228
6.13%, 03/01/28 ................. 13,325 8,861,125
216,225,013
Electric Utilities — 0.8%
Adani Electricity Mumbai Ltd., 3.87%,
07/22/31
(c)
.................... 830 492,945
AEP Transmission Co. LLC, 3.15%, 09/15/49 75 47,649
AES Panama Generation Holdings SRL,
4.38%, 05/31/30
(c)
............... 1,831 1,439,395
Alabama Power Co.
3.94%, 09/01/32 ................. 590 527,407
4.15%, 08/15/44 ................. 300 233,707
3.13%, 07/15/51 ................. 55 35,390
Baltimore Gas & Electric Co.
4.25%, 09/15/48 ................. 200 157,863
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
3.20%, 09/15/49 ................. USD 525 $ 345,444
2.90%, 06/15/50 ................. 105 64,676
CenterPoint Energy Houston Electric LLC
Series AG, 3.00%, 03/01/32 ......... 285 237,461
Series K2, 6.95%, 03/15/33 ......... 100 109,114
Commonwealth Edison Co.
5.90%, 03/15/36 ................. 200 200,600
Series 133, 3.85%, 03/15/52 ......... 500 371,879
DTE Electric Co., Series B, 3.65%, 03/01/52 100 71,799
Duke Energy Carolinas LLC
2.85%, 03/15/32 ................. 1,205 984,713
6.05%, 04/15/38 ................. 100 99,839
3.70%, 12/01/47 ................. 600 430,046
3.20%, 08/15/49 ................. 882 581,421
3.55%, 03/15/52 ................. 200 139,366
Duke Energy Corp.
2.45%, 06/01/30 ................. 425 338,762
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%),
3.25%, 01/15/82
(a)
.............. 18,465 12,927,858
Duke Energy Florida LLC
2.50%, 12/01/29 ................. 2,225 1,848,889
1.75%, 06/15/30 ................. 255 196,410
6.40%, 06/15/38 ................. 400 414,627
3.85%, 11/15/42 ................. 320 241,099
Duke Energy Progress LLC
3.45%, 03/15/29 ................. 2,868 2,572,302
4.10%, 05/15/42 ................. 100 78,489
Edison International, Series B, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.90%), 5.00%
(a)(l)
........... 1,870 1,514,700
Emera US Finance LP, 0.83%, 06/15/24 ... 975 898,799
Enel Finance International NV, 1.38%,
07/12/26
(b)
.................... 1,890 1,564,534
Eversource Energy
2.80%, 05/01/23 ................. 690 681,608
4.60%, 07/01/27 ................. 365 350,898
Exelon Corp.
3.95%, 06/15/25 ................. 595 572,948
4.05%, 04/15/30 ................. 300 269,148
4.70%, 04/15/50 ................. 250 201,031
FirstEnergy Corp.
Series B, 4.40%, 07/15/27
(d)
......... 1,500 1,408,665
2.65%, 03/01/30 ................. 460 371,873
Series B, 2.25%, 09/01/30 .......... 161 123,923
Series C, 5.35%, 07/15/47
(d)
......... 149 122,937
Series C, 3.40%, 03/01/50 .......... 2,906 1,805,353
FirstEnergy Transmission LLC
(b)
4.35%, 01/15/25 ................. 1,235 1,192,107
5.45%, 07/15/44 ................. 5,163 4,469,437
4.55%, 04/01/49 ................. 1,448 1,094,348
Florida Power & Light Co.
5.65%, 02/01/37 ................. 500 490,473
3.70%, 12/01/47 ................. 365 270,708
3.15%, 10/01/49 ................. 465 312,103
2.88%, 12/04/51 ................. 218 139,034
Georgia Power Co., 4.70%, 05/15/32 ..... 1,640 1,540,099
Interstate Power and Light Co.
3.25%, 12/01/24 ................. 300 287,704
3.10%, 11/30/51 ................. 100 61,819
Kallpa Generacion SA, 4.88%, 05/24/26
(c)
.. 3,114 2,883,953
MidAmerican Energy Co.
3.65%, 04/15/29 ................. 1,025 935,347
4.25%, 07/15/49 ................. 1,175 939,223

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(c)
.................... USD 4,260 $ 2,952,180
Naturgy Finance BV
(a)(c)(l)
(EUR Swap Annual 9 Year + 3.08%), 3.38% EUR 200 190,967
(EUR Swap Annual 5 Year + 2.44%), 2.37% 900 729,328
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27 ................. USD 215 197,930
1.90%, 06/15/28 ................. 700 577,946
2.44%, 01/15/32 ................. 184 141,967
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.55%),
3.80%, 03/15/82
(a)
.............. 27,037 20,599,847
Northern States Power Co.
2.90%, 03/01/50 ................. 350 222,330
2.60%, 06/01/51 ................. 360 214,328
NRG Energy, Inc.
2.45%, 12/02/27
(b)
................ 800 657,380
5.75%, 01/15/28 ................. 1,122 1,070,107
5.25%, 06/15/29
(b)
................ 544 493,680
3.63%, 02/15/31
(b)
................ 2,052 1,632,920
Ohio Power Co.
Series Q, 1.63%, 01/15/31 .......... 1,200 889,251
4.15%, 04/01/48 ................. 140 104,459
4.00%, 06/01/49 ................. 975 705,742
Series R, 2.90%, 10/01/51 .......... 55 32,838
Oncor Electric Delivery Co. LLC
3.75%, 04/01/45 ................. 840 625,717
3.80%, 09/30/47 ................. 345 262,296
4.10%, 11/15/48 ................. 245 191,997
3.70%, 05/15/50 ................. 275 198,889
4.60%, 06/01/52
(b)
................ 600 508,874
Pacific Gas & Electric Co.
3.45%, 07/01/25 ................. 1,460 1,356,906
3.30%, 12/01/27 ................. 1,065 903,204
4.45%, 04/15/42 ................. 475 334,776
4.00%, 12/01/46 ................. 258 164,047
4.95%, 07/01/50 ................. 1,540 1,147,988
5.25%, 03/01/52 ................. 470 361,543
PacifiCorp, 2.90%, 06/15/52 .......... 620 378,439
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 2,979 2,679,052
PECO Energy Co.
2.85%, 09/15/51 ................. 130 79,777
4.60%, 05/15/52 ................. 200 169,081
PPL Electric Utilities Corp., 3.95%, 06/01/47 25 19,014
Progress Energy, Inc.
7.00%, 10/30/31 ................. 100 105,162
6.00%, 12/01/39 ................. 350 331,295
Public Service Co. of Colorado
Series 34, 3.20%, 03/01/50 ......... 600 401,856
2.70%, 01/15/51 ................. 100 59,926
Series 39, 4.50%, 06/01/52 ......... 100 83,062
Public Service Electric & Gas Co.
5.80%, 05/01/37 ................. 100 99,851
2.05%, 08/01/50 ................. 280 143,162
3.00%, 03/01/51 ................. 100 63,170
Southern California Edison Co.
Series J, 0.70%, 08/01/23 .......... 305 294,346
1.10%, 04/01/24 ................. 600 564,368
Series D, 4.70%, 06/01/27 .......... 465 448,926
4.00%, 04/01/47 ................. 725 517,213
Series B, 4.88%, 03/01/49 .......... 70 56,207
3.65%, 02/01/50 ................. 700 467,976
Series 20A, 2.95%, 02/01/51 ........ 240 141,307
Series H, 3.65%, 06/01/51 .......... 435 291,667
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
3.45%, 02/01/52 ................. USD 200 $ 130,650
Series E, 5.45%, 06/01/52 .......... 490 428,408
Southern Co. (The), 4.48%, 08/01/24
(d)
.... 1,325 1,302,943
Tampa Electric Co.
4.35%, 05/15/44 ................. 100 78,436
4.45%, 06/15/49 ................. 475 380,786
3.45%, 03/15/51 ................. 135 91,981
Virginia Electric & Power Co.
Series B, 6.00%, 01/15/36 .......... 250 247,795
6.35%, 11/30/37 ................. 300 304,829
4.45%, 02/15/44 ................. 300 241,703
4.60%, 12/01/48 ................. 595 487,539
Vistra Operations Co. LLC
(b)
5.13%, 05/13/25 ................. 2,250 2,171,968
5.50%, 09/01/26 ................. 302 289,920
5.63%, 02/15/27 ................. 1,344 1,281,208
5.00%, 07/31/27 ................. 140 129,150
4.38%, 05/01/29 ................. 4,967 4,248,151
Wisconsin Electric Power Co., 2.05%, 12/15/24 400 375,653
106,747,336
Electrical Equipment — 0.1%
Energizer Gamma Acquisition BV, 3.50%,
06/30/29
(c)
.................... EUR 588 422,843
Sensata Technologies BV
(b)
5.00%, 10/01/25 ................. USD 3,445 3,337,867
4.00%, 04/15/29 ................. 2,040 1,718,088
5.88%, 09/01/30 ................. 1,853 1,760,350
Vertiv Group Corp., 4.13%, 11/15/28
(b)
.... 8,598 7,479,228
14,718,376
Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc., 3.88%, 03/15/28
(c)
........ EUR 500 437,184
Coherent Corp., 5.00%, 12/15/29
(b)
...... USD 5,898 5,059,776
Sensata Technologies, Inc.
(b)
4.38%, 02/15/30 ................. 3,484 2,996,972
3.75%, 02/15/31 ................. 750 597,187
9,091,119
Energy Equipment & Services — 0.2%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................. 2,139 2,037,397
6.25%, 04/01/28 ................. 4,004 3,723,320
CGG SA, 7.75%, 04/01/27
(c)
.......... EUR 284 244,878
Enerflex Ltd., 9.00%, 10/15/27
(b)
........ USD 1,969 1,915,443
Halliburton Co.
3.80%, 11/15/25 ................. 187 179,717
2.92%, 03/01/30 ................. 650 546,639
5.00%, 11/15/45 ................. 275 227,772
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 ................. 1,570 1,515,050
7.50%, 01/15/28 ................. 2,042 1,893,955
Nabors Industries, Inc.
5.75%, 02/01/25 ................. 4,447 4,280,238
7.38%, 05/15/27
(b)
................ 2,707 2,659,546
Precision Drilling Corp., 6.88%, 01/15/29
(b)
. 92 84,606
Saipem Finance International BV
(c)
2.63%, 01/07/25 ................. EUR 700 647,501
3.38%, 07/15/26 ................. 500 422,477
Tervita Corp., 11.00%, 12/01/25
(b)
....... USD 993 1,077,313
Transocean, Inc., 11.50%, 01/30/27
(b)
..... 1,164 1,169,320
USA Compression Partners LP
6.88%, 04/01/26 ................. 2,998 2,877,690
6.88%, 09/01/27 ................. 2,194 2,095,270
Vallourec SA, 8.50%, 06/30/26
(c)
........ EUR 717 676,590
Weatherford International Ltd.
(b)
11.00%, 12/01/24 ................ USD 137 140,809

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
6.50%, 09/15/28 ................. USD 1,749 $ 1,670,295
8.63%, 04/30/30 ................. 2,094 1,973,595
32,059,421
Entertainment — 0.3%
Banijay Entertainment SASU, 3.50%,
03/01/25
(c)
.................... EUR 350 324,443
Banijay Group SAS, 6.50%, 03/01/26
(c)
.... 700 639,892
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
.................... USD 6,157 4,673,101
Live Nation Entertainment, Inc.
(b)
4.88%, 11/01/24 ................. 659 640,054
6.50%, 05/15/27 ................. 8,994 8,945,542
4.75%, 10/15/27 ................. 2,920 2,598,566
3.75%, 01/15/28 ................. 3,836 3,338,312
NBCUniversal Media LLC, 5.95%, 04/01/41 . 380 371,423
Netflix, Inc.
4.88%, 04/15/28 ................. 2,045 1,940,725
4.63%, 05/15/29 ................. EUR 900 865,162
3.63%, 06/15/30
(c)
................ 577 516,723
Odeon Finco plc, 12.75%, 11/01/27
(b)
..... USD 488 436,096
Pinewood Finance Co. Ltd., 3.25%, 09/30/25
(c)
GBP 543 541,760
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.. USD 3,885 3,236,088
TWDC Enterprises 18 Corp., 4.13%, 06/01/44 85 68,480
Walt Disney Co. (The)
6.40%, 12/15/35 ................. 375 397,714
3.50%, 05/13/40 ................. 1,108 846,152
3.60%, 01/13/51 ................. 200 145,628
Warnermedia Holdings, Inc.
(b)
4.28%, 03/15/32 ................. 900 726,973
5.14%, 03/15/52 ................. 800 558,575
WMG Acquisition Corp.
3.88%, 07/15/30
(b)
................ 1,234 1,054,558
2.25%, 08/15/31
(c)
................ EUR 773 563,325
33,429,292
Equity Real Estate Investment Trusts (REITs) — 0.6%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 ................. USD 1,925 1,758,820
4.90%, 12/15/30 ................. 835 776,566
1.88%, 02/01/33 ................. 900 622,879
American Tower Corp.
3.50%, 01/31/23 ................. 1,680 1,674,783
3.38%, 10/15/26 ................. 995 900,373
3.95%, 03/15/29 ................. 615 544,223
2.10%, 06/15/30 ................. 1,995 1,519,260
2.70%, 04/15/31 ................. 600 467,908
4.05%, 03/15/32 ................. 600 513,058
Boston Properties LP
3.40%, 06/21/29 ................. 500 413,383
2.90%, 03/15/30 ................. 660 519,535
3.25%, 01/30/31 ................. 200 159,324
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 1,856 1,579,159
Camden Property Trust, 2.80%, 05/15/30 .. 290 238,793
Crown Castle, Inc.
3.80%, 02/15/28 ................. 1,075 969,049
4.30%, 02/15/29 ................. 715 649,729
3.10%, 11/15/29 ................. 200 166,538
2.10%, 04/01/31 ................. 900 672,137
2.50%, 07/15/31 ................. 1,200 923,313
2.90%, 04/01/41 ................. 200 126,863
CTR Partnership LP, 3.88%, 06/30/28
(b)
... 359 302,794
Equinix, Inc.
1.45%, 05/15/26 ................. 500 429,762
2.90%, 11/18/26 ................. 575 512,348
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
3.90%, 04/15/32 ................. USD 800 $ 673,165
3.00%, 07/15/50 ................. 225 130,367
2.95%, 09/15/51 ................. 265 152,237
3.40%, 02/15/52 ................. 500 314,821
ERP Operating LP, 2.85%, 11/01/26 ..... 530 479,915
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 998 806,484
GLP Capital LP, 4.00%, 01/15/30 ....... 2,175 1,793,657
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 1,302 1,058,552
Healthpeak Properties, Inc.
3.00%, 01/15/30 ................. 458 378,064
2.88%, 01/15/31 ................. 75 59,941
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
...... 1,407 1,160,353
Iron Mountain, Inc.
(b)
5.00%, 07/15/28 ................. 227 203,074
5.25%, 07/15/30 ................. 3,555 3,067,300
5.63%, 07/15/32 ................. 1,116 956,825
Kimco Realty Corp., 4.60%, 02/01/33 ..... 920 814,219
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24
(c)
. 2,920 1,752,000
Mid-America Apartments LP, 1.70%, 02/15/31 230 169,805
MPT Operating Partnership LP
5.25%, 08/01/26 ................. 1,055 951,526
5.00%, 10/15/27 ................. 1,392 1,191,246
4.63%, 08/01/29 ................. 4,466 3,538,099
3.50%, 03/15/31 ................. 9,460 6,500,557
Prologis LP
2.13%, 04/15/27 ................. 100 87,774
2.88%, 11/15/29 ................. 100 83,716
2.25%, 04/15/30 ................. 600 483,112
3.05%, 03/01/50 ................. 120 76,215
Realty Income Corp.
3.88%, 04/15/25 ................. 450 435,728
3.00%, 01/15/27 ................. 370 332,602
3.95%, 08/15/27 ................. 360 334,069
2.20%, 06/15/28 ................. 320 265,108
5.63%, 10/13/32 ................. 1,080 1,055,084
2.85%, 12/15/32 ................. 45 35,213
Regency Centers LP, 2.95%, 09/15/29 .... 1,075 873,189
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 5,958 5,499,472
4.50%, 02/15/29
(b)
................ 4,078 3,578,445
RLJ Lodging Trust LP
(b)
3.75%, 07/01/26 ................. 847 773,465
4.00%, 09/15/29 ................. 741 620,884
SBA Communications Corp.
3.88%, 02/15/27 ................. 5,071 4,563,900
3.13%, 02/01/29 ................. 2,467 1,993,903
Simon Property Group LP
3.25%, 09/13/49 ................. 200 120,748
3.80%, 07/15/50 ................. 660 444,485
Trust Fibra Uno, 5.25%, 01/30/26
(b)
...... 1,546 1,385,603
UDR, Inc.
3.20%, 01/15/30 ................. 300 248,002
2.10%, 08/01/32 ................. 85 59,950
Unibail-Rodamco-Westfield SE, (EUR Swap
Annual 5 Year + 1.68%), 2.13%
(a)(c)(l)
.... EUR 800 683,869
Uniti Group LP, 4.75%, 04/15/28
(b)
....... USD 742 606,545
Ventas Realty LP, 3.00%, 01/15/30 ...... 680 554,252
VICI Properties LP
3.50%, 02/15/25
(b)
................ 2,324 2,161,264
4.63%, 06/15/25
(b)
................ 379 355,201
4.50%, 09/01/26
(b)
................ 67 60,973
4.25%, 12/01/26
(b)
................ 147 133,898
4.50%, 01/15/28
(b)
................ 820 719,045
3.88%, 02/15/29
(b)
................ 397 334,290

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
4.63%, 12/01/29
(b)
................ USD 1,637 $ 1,423,436
4.13%, 08/15/30
(b)
................ 2,184 1,804,081
5.13%, 05/15/32 ................. 905 801,821
Welltower, Inc., 2.05%, 01/15/29 ........ 485 381,502
75,963,648
Food & Staples Retailing — 0.2%
7-Eleven, Inc., 0.95%, 02/10/26
(b)
....... 2,015 1,733,002
Albertsons Cos., Inc.
(b)
3.25%, 03/15/26 ................. 2,763 2,479,571
4.63%, 01/15/27 ................. 3,977 3,685,526
5.88%, 02/15/28 ................. 3,075 2,875,125
4.88%, 02/15/30 ................. 4,423 3,925,413
Bellis Acquisition Co. plc
(c)
3.25%, 02/16/26 ................. GBP 1,000 931,678
4.50%, 02/16/26 ................. 2,441 2,355,056
Casino Guichard Perrachon SA, (EURIBOR
Swap Rate 5 Year + 3.82%), 3.99%
(a)(c)(l)
. EUR 800 135,983
Iceland Bondco plc, 4.63%, 03/15/25
(c)
.... GBP 1,225 1,107,793
Market Bidco Finco plc, 5.50%, 11/04/27
(c)
.. 971 842,172
Ocado Group plc, 3.88%, 10/08/26
(c)
..... 835 697,653
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
.................... USD 5,164 4,374,838
Picard Groupe SAS, 3.88%, 07/01/26
(c)
... EUR 504 428,287
Quatrim SASU, 5.88%, 01/15/24
(c)
...... 900 861,636
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
USD 630 608,498
US Foods, Inc.
(b)
6.25%, 04/15/25 ................. 1,630 1,622,160
4.75%, 02/15/29 ................. 2,292 2,031,285
4.63%, 06/01/30 ................. 1,752 1,519,895
Walmart, Inc.
1.50%, 09/22/28 ................. 100 83,537
2.65%, 09/22/51 ................. 630 406,500
32,705,608
Food Products — 0.3%
Chobani LLC
(b)
7.50%, 04/15/25 ................. 7,741 7,314,448
4.63%, 11/15/28 ................. 5,887 5,113,322
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
. 4,761 4,582,463
General Mills, Inc., 3.00%, 02/01/51 ..... 46 28,814
JBS USA LUX SA, 3.75%, 12/01/31
(b)
..... 2,114 1,658,130
Knight Castle Investments Ltd., 7.99%,
01/23/23
(c)(f)(m)
.................. 231 161,700
Kraft Heinz Foods Co.
3.88%, 05/15/27 ................. 400 374,781
6.50%, 02/09/40 ................. 1,215 1,226,283
4.38%, 06/01/46 ................. 1,254 978,231
4.88%, 10/01/49 ................. 6,190 5,156,995
5.50%, 06/01/50 ................. 8,287 7,589,958
Lamb Weston Holdings, Inc.
(b)
4.88%, 05/15/28 ................. 1,376 1,279,085
4.13%, 01/31/30 ................. 2,679 2,338,687
4.38%, 01/31/32 ................. 2,907 2,496,386
Pilgrim's Pride Corp., 3.50%, 03/01/32
(b)
... 1,092 836,177
Post Holdings, Inc.
(b)
5.75%, 03/01/27 ................. 526 508,463
5.63%, 01/15/28 ................. 413 386,114
5.50%, 12/15/29 ................. 124 111,590
4.63%, 04/15/30 ................. 129 108,852
4.50%, 09/15/31 ................. 186 153,859
Premier Foods Finance plc, 3.50%, 10/15/26
(c)
GBP 569 531,811
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. USD 3,620 3,020,648
45,956,797
Security
Par (000)
Par (000) Value
Gas Utilities — 0.1%
Atmos Energy Corp.
2.63%, 09/15/29 ................. USD 100 $ 84,269
4.13%, 10/15/44 ................. 100 77,003
2.85%, 02/15/52 ................. 305 183,314
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ..................... 170 129,536
China Oil & Gas Group Ltd., 5.50%, 01/25/23
(c)
123 119,694
Infraestructura Energetica Nova SAPI de CV,
4.75%, 01/15/51
(b)
............... 1,847 1,237,490
Piedmont Natural Gas Co., Inc., 5.05%,
05/15/52 ..................... 100 83,901
Promigas SA ESP
3.75%, 10/16/29
(b)
................ 2,312 1,720,706
3.75%, 10/16/29
(c)
................ 1,344 1,000,272
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
.................... 619 520,350
UGI International LLC, 2.50%, 12/01/29
(c)
.. EUR 706 514,911
5,671,446
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories
3.75%, 11/30/26 ................. USD 500 480,172
4.75%, 11/30/36 ................. 845 808,868
6.15%, 11/30/37 ................. 240 257,665
Avantor Funding, Inc.
(b)
4.63%, 07/15/28 ................. 5,444 4,919,797
3.88%, 11/01/29 ................. 1,318 1,112,133
Becton Dickinson and Co.
3.73%, 12/15/24 ................. 158 153,198
3.70%, 06/06/27 ................. 1,575 1,459,981
DH Europe Finance II SARL, 2.05%, 11/15/22 715 714,400
Embecta Corp., 6.75%, 02/15/30
(b)
...... 1,236 1,130,940
Garden Spinco Corp., 8.63%, 07/20/30
(b)
.. 1,738 1,787,629
Medline Borrower LP
(b)
3.88%, 04/01/29 ................. 1,942 1,586,614
5.25%, 10/01/29 ................. 10,542 8,209,582
Teleflex, Inc.
4.63%, 11/15/27 ................. 172 162,084
4.25%, 06/01/28
(b)
................ 851 769,985
23,553,048
Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc.
(b)
5.50%, 07/01/28 ................. 705 654,099
5.00%, 04/15/29 ................. 1,454 1,312,162
AdaptHealth LLC
(b)
6.13%, 08/01/28 ................. 449 415,291
5.13%, 03/01/30 ................. 204 176,970
Aetna, Inc.
4.75%, 03/15/44 ................. 550 446,448
3.88%, 08/15/47 ................. 326 234,434
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
2,676 2,047,140
Banner Health
2.91%, 01/01/42 ................. 100 66,676
2.91%, 01/01/51 ................. 100 59,910
CAB SELAS, 3.38%, 02/01/28
(c)
........ EUR 514 396,209
Cano Health LLC, 6.25%, 10/01/28
(b)
..... USD 872 700,283
Centene Corp.
2.45%, 07/15/28 ................. 3,053 2,511,093
3.00%, 10/15/30 ................. 8,931 7,189,455
2.50%, 03/01/31 ................. 11,183 8,582,952
2.63%, 08/01/31 ................. 2,070 1,584,026
Chrome Bidco SASU, 3.50%, 05/31/28
(c)
... EUR 1,468 1,171,638
Cigna Corp., 4.13%, 11/15/25 ......... USD 400 386,674
CommonSpirit Health
3.35%, 10/01/29 ................. 500 419,582

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
2.78%, 10/01/30 ................. USD 225 $ 175,148
3.82%, 10/01/49 ................. 300 205,261
3.91%, 10/01/50 ................. 440 295,312
Community Health Systems, Inc.
(b)
5.63%, 03/15/27 ................. 1,857 1,479,788
6.00%, 01/15/29 ................. 4,576 3,396,948
5.25%, 05/15/30 ................. 211 146,117
CVS Health Corp.
1.30%, 08/21/27 ................. 160 132,518
4.30%, 03/25/28 ................. 789 740,338
1.88%, 02/28/31 ................. 2,835 2,151,200
5.13%, 07/20/45 ................. 1,450 1,246,984
5.05%, 03/25/48 ................. 1,530 1,299,649
Elevance Health, Inc.
2.38%, 01/15/25 ................. 105 98,671
5.50%, 10/15/32 ................. 910 906,396
6.38%, 06/15/37 ................. 500 512,574
4.65%, 01/15/43 ................. 250 211,099
3.70%, 09/15/49 ................. 625 446,594
4.55%, 05/15/52 ................. 400 327,955
6.10%, 10/15/52 ................. 70 71,354
Encompass Health Corp.
4.50%, 02/01/28 ................. 116 103,808
4.75%, 02/01/30 ................. 5,092 4,340,930
4.63%, 04/01/31 ................. 1,444 1,191,300
HCA, Inc.
5.38%, 09/01/26 ................. 1,170 1,137,872
3.50%, 09/01/30 ................. 210 173,964
5.50%, 06/15/47 ................. 960 801,923
5.25%, 06/15/49 ................. 965 781,525
3.50%, 07/15/51 ................. 625 389,324
4.63%, 03/15/52
(b)
................ 2,825 2,080,702
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 7,485 6,540,019
Hoag Memorial Hospital Presbyterian, 3.80%,
07/15/52 ..................... 500 365,425
Humana, Inc., 2.15%, 02/03/32 ........ 255 191,822
Kaiser Foundation Hospitals, Series 2021,
2.81%, 06/01/41 ................ 299 200,204
Korian SA
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 9.08%), 4.13%
(a)(c)(l)
GBP 1,100 958,725
Legacy LifePoint Health LLC
(b)
6.75%, 04/15/25 ................. USD 1,540 1,362,900
4.38%, 02/15/27 ................. 1,962 1,546,992
LifePoint Health, Inc., 5.38%, 01/15/29
(b)
... 1,998 1,276,442
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 2,517 2,390,962
Molina Healthcare, Inc.
(b)
4.38%, 06/15/28 ................. 1,674 1,501,344
3.88%, 11/15/30 ................. 2,361 2,006,371
3.88%, 05/15/32 ................. 2,110 1,759,740
Option Care Health, Inc., 4.38%, 10/31/29
(b)
. 2,383 2,057,911
Surgery Center Holdings, Inc.
(b)
6.75%, 07/01/25 ................. 3,900 3,666,404
10.00%, 04/15/27 ................ 4,460 4,327,516
Sutter Health
Series 20A, 2.29%, 08/15/30 ........ 870 685,135
Series 20A, 3.36%, 08/15/50 ........ 244 156,633
Tenet Healthcare Corp.
4.63%, 07/15/24 ................. 132 128,700
4.63%, 09/01/24
(b)
................ 1,371 1,323,467
4.88%, 01/01/26
(b)
................ 8,341 7,882,245
6.25%, 02/01/27
(b)
................ 3,584 3,420,283
5.13%, 11/01/27
(b)
................ 999 920,329
4.63%, 06/15/28
(b)
................ 234 205,334
6.13%, 10/01/28
(b)
................ 2,154 1,864,287
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
6.13%, 06/15/30
(b)
................ USD 2,586 $ 2,387,240
UnitedHealth Group, Inc.
6.88%, 02/15/38 ................. 1,000 1,091,974
3.50%, 08/15/39 ................. 775 595,397
2.75%, 05/15/40 ................. 345 236,550
4.63%, 11/15/41 ................. 115 99,863
4.75%, 07/15/45 ................. 440 384,774
4.25%, 06/15/48 ................. 510 415,407
3.70%, 08/15/49 ................. 400 296,809
2.90%, 05/15/50 ................. 185 118,474
3.25%, 05/15/51 ................. 180 122,170
5.88%, 02/15/53 ................. 650 663,386
6.05%, 02/15/63 ................. 415 426,589
106,778,119
Health Care Technology — 0.0%
IQVIA, Inc.
(b)
5.00%, 10/15/26 ................. 1,065 1,015,243
5.00%, 05/15/27 ................. 3,684 3,510,410
4,525,653
Hotels, Restaurants & Leisure — 1.4%
1011778 BC ULC
(b)
5.75%, 04/15/25 ................. 2,266 2,257,502
3.88%, 01/15/28 ................. 3,406 2,993,619
4.38%, 01/15/28 ................. 1,015 890,287
4.00%, 10/15/30 ................. 2,412 1,968,795
Accor SA
(c)
(EUR Swap Annual 5 Year + 4.56%),
4.38%
(a)(l)
.................... EUR 600 512,754
0.70%, 12/07/27
(j)
................ 892 372,439
Boyd Gaming Corp.
4.75%, 12/01/27 ................. USD 1,104 1,017,137
4.75%, 06/15/31
(b)
................ 3,156 2,666,000
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 3,444 3,013,500
Burger King France SAS, (EURIBOR 3 Month +
4.75%), 5.02%, 11/01/26
(a)(c)
......... EUR 225 211,238
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 ................. USD 12,574 12,268,857
8.13%, 07/01/27 ................. 7,607 7,397,807
4.63%, 10/15/29 ................. 8,420 6,736,000
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 5,686 5,553,971
Carnival Corp.
10.13%, 02/01/26
(c)
............... EUR 2,089 2,018,004
10.50%, 02/01/26
(b)
............... USD 3,720 3,645,451
7.63%, 03/01/26
(c)
................ EUR 636 455,682
5.75%, 03/01/27
(b)
................ USD 5,544 3,841,909
9.88%, 08/01/27
(b)
................ 3,224 3,006,380
4.00%, 08/01/28
(b)
................ 6,135 4,942,816
6.00%, 05/01/29
(b)
................ 4,739 3,143,225
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
.................... 9,206 9,321,812
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... 1,275 1,162,981
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(b)
. 4,350 3,925,919
Cedar Fair LP
5.50%, 05/01/25
(b)
................ 5,334 5,293,942
6.50%, 10/01/28 ................. 435 407,597
Champion Path Holdings Ltd., 4.85%,
01/27/28
(c)
.................... 4,311 2,619,741
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 ................. 2,842 2,716,327
4.75%, 01/15/28 ................. 3,537 3,125,717
Cirsa Finance International SARL
(c)
4.75%, 05/22/25 ................. EUR 933 856,213
4.50%, 03/15/27 ................. 274 224,477

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Codere Finance 2 Luxembourg SA
(k)
8.00%, (8.00% Cash or 11.00% PIK),
09/30/26
(c)(d)
.................. EUR 1,144 $ 1,048,476
2.00%, (2.00% Cash or 13.63% PIK),
11/30/27
(a)(b)
.................. USD 135 111,882
12.75%, (12.75% Cash or 12.75% PIK),
11/30/27
(a)(c)
.................. EUR 256 202,086
CPUK Finance Ltd.
(c)
4.88%, 08/28/25 ................. GBP 619 639,366
4.50%, 08/28/27 ................. 200 190,369
Expedia Group, Inc.
6.25%, 05/01/25
(b)
................ USD 308 307,480
3.25%, 02/15/30 ................. 325 261,923
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 ................. 2,542 2,210,777
6.75%, 01/15/30 ................. 525 412,125
Food Service Project SA, 5.50%, 01/21/27
(c)
EUR 816 695,934
Fortune Star BVI Ltd., 6.75%, 07/02/23
(c)
... USD 4,703 3,334,427
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25
(b)
................ 1,228 1,209,580
5.75%, 05/01/28
(b)
................ 1,839 1,774,635
3.75%, 05/01/29
(b)
................ 295 251,312
4.88%, 01/15/30 ................. 2,022 1,812,218
4.00%, 05/01/31
(b)
................ 2,094 1,750,474
3.63%, 02/15/32
(b)
................ 123 97,939
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 1,175 1,116,250
Inter Media & Communication SpA, 6.75%,
02/09/27
(c)
.................... EUR 408 378,610
IRB Holding Corp., 7.00%, 06/15/25
(b)
.... USD 490 489,740
Life Time, Inc.
(b)
5.75%, 01/15/26 ................. 2,032 1,889,760
8.00%, 04/15/26 ................. 1,674 1,468,440
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
2,752 2,448,169
Lottomatica SpA
(c)
5.13%, 07/15/25 ................. EUR 380 348,711
6.25%, 07/15/25 ................. 1,139 1,065,083
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 1,336 941,479
Melco Resorts Finance Ltd.
(c)
4.88%, 06/06/25 ................. 1,000 697,375
5.63%, 07/17/27 ................. 630 371,883
5.75%, 07/21/28 ................. 1,000 575,000
5.38%, 12/04/29 ................. 431 234,895
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
1,559 1,449,706
MGM China Holdings Ltd., 5.25%, 06/18/25
(c)
4,116 3,550,050
MGM Resorts International
6.00%, 03/15/23 ................. 5,798 5,795,579
5.75%, 06/15/25 ................. 261 253,170
Midco GB SASU, 8.50%, (8.50% Cash or
8.50% PIK), 11/01/27
(c)(k)
........... EUR 150 139,343
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... USD 1,935 1,636,309
Motion Bondco DAC, 6.63%, 11/15/27
(b)
... 784 655,879
NCL Corp. Ltd.
(b)
5.88%, 03/15/26 ................. 2,260 1,850,375
7.75%, 02/15/29 ................. 544 433,367
NCL Finance Ltd., 6.13%, 03/15/28
(b)
..... 1,086 844,365
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(b)
.................... 1,734 1,857,544
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 ................. 700 518,000
5.88%, 09/01/31 ................. 888 629,255
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 1,501 1,324,633
Royal Caribbean Cruises Ltd.
(b)
11.50%, 06/01/25 ................ 2,600 2,800,122
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
4.25%, 07/01/26 ................. USD 700 $ 556,535
5.50%, 08/31/26 ................. 783 640,181
5.38%, 07/15/27 ................. 1,316 1,022,948
11.63%, 08/15/27 ................ 1,375 1,318,542
5.50%, 04/01/28 ................. 1,134 873,180
8.25%, 01/15/29 ................. 1,461 1,456,215
9.25%, 01/15/29 ................. 2,527 2,564,905
Scientific Games International, Inc.
(b)
8.63%, 07/01/25 ................. 1,982 2,036,207
7.00%, 05/15/28 ................. 1,055 1,020,955
7.25%, 11/15/29 ................. 475 459,182
Six Flags Entertainment Corp., 5.50%,
04/15/27
(b)
.................... 1,028 925,200
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
2,120 2,140,734
Station Casinos LLC
(b)
4.50%, 02/15/28 ................. 933 803,779
4.63%, 12/01/31 ................. 1,835 1,457,955
Stonegate Pub Co. Financing plc
(c)
8.00%, 07/13/25 ................. GBP 1,111 1,146,685
8.25%, 07/31/25 ................. 1,102 1,140,556
Studio City Finance Ltd.
6.00%, 07/15/25
(c)
................ USD 800 380,900
5.00%, 01/15/29
(b)
................ 3,070 1,272,515
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 954 949,230
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 1,308 1,019,625
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
.................... 1,844 1,623,310
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 2,243 1,950,961
Wynn Macau Ltd., 5.50%, 01/15/26
(c)
..... 4,974 3,407,190
Wynn Resorts Finance LLC
(b)
7.75%, 04/15/25 ................. 1,855 1,808,681
5.13%, 10/01/29 ................. 3,689 2,934,470
Yum! Brands, Inc.
4.75%, 01/15/30
(b)
................ 2,101 1,877,769
5.35%, 11/01/43 ................. 48 38,160
187,468,764
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
4.63%, 08/01/29 ................. 764 573,955
4.63%, 04/01/30 ................. 1,114 826,711
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 ................. 1,588 1,196,129
4.88%, 02/15/30 ................. 3,450 2,652,822
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
2,805 2,666,545
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... 1,758 1,705,260
KB Home, 7.25%, 07/15/30 ........... 516 476,655
Mattamy Group Corp., 4.63%, 03/01/30
(b)
.. 1,303 1,016,011
Meritage Homes Corp., 5.13%, 06/06/27 ... 595 532,765
Nobel Bidco BV, 3.13%, 06/15/28
(c)
...... EUR 282 164,425
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
USD 2,493 1,433,475
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
.................... 61 50,611
Tempur Sealy International, Inc.
(b)
4.00%, 04/15/29 ................. 1,824 1,466,798
3.88%, 10/15/31 ................. 932 699,801
TRI Pointe Group, Inc., 5.88%, 06/15/24 ... 1,665 1,636,344
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ................. 1,900 1,634,026
5.70%, 06/15/28 ................. 343 297,168
19,029,501

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Household Products — 0.0%
Central Garden & Pet Co.
4.13%, 10/15/30 ................. USD 1,410 $ 1,165,466
4.13%, 04/30/31
(b)
................ 1,294 1,074,020
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31
(b)
.................... 1,630 1,295,850
Spectrum Brands, Inc.
(b)
5.00%, 10/01/29 ................. 159 130,380
5.50%, 07/15/30 ................. 446 358,034
4,023,750
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)
1.38%, 01/15/26 ................. 1,645 1,420,710
2.45%, 01/15/31 ................. 960 723,930
Calpine Corp.
(b)
5.25%, 06/01/26 ................. 1,581 1,500,179
5.13%, 03/15/28 ................. 11,512 10,206,700
4.63%, 02/01/29 ................. 200 168,045
5.00%, 02/01/31 ................. 128 108,150
Clearway Energy Operating LLC
(b)
4.75%, 03/15/28 ................. 3,832 3,539,607
3.75%, 01/15/32 ................. 2,211 1,751,665
Colbun SA, 3.15%, 01/19/32
(b)
......... 3,740 2,833,050
22,252,036
Industrial Conglomerates — 0.0%
Alfa SAB de CV, 6.88%, 03/25/44
(b)
...... 753 660,757
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 ............. 1,345 1,186,682
1,847,439
Insurance — 1.0%
Acrisure LLC, 6.00%, 08/01/29
(b)
........ 1,576 1,306,543
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................. 11,922 10,731,231
6.75%, 10/15/27 ................. 18,824 17,176,900
5.88%, 11/01/29 ................. 10,926 9,205,474
Allianz SE
(a)(b)(l)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%),
3.50% ...................... 26,200 20,684,888
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%),
3.20% ...................... 10,600 7,158,180
Allstate Corp. (The), Series B, (LIBOR USD 3
Month + 2.94%), 5.75%, 08/15/53
(a)
.... 2,800 2,569,840
American International Group, Inc.
4.80%, 07/10/45 ................. 455 374,395
4.38%, 06/30/50 ................. 200 156,018
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... 3,410 2,915,008
Aon Corp.
3.75%, 05/02/29 ................. 550 489,730
2.80%, 05/15/30 ................. 100 81,953
2.05%, 08/23/31 ................. 300 223,717
2.60%, 12/02/31 ................. 1,365 1,055,527
Aon Global Ltd.
3.50%, 06/14/24 ................. 955 928,380
4.60%, 06/14/44 ................. 365 293,138
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.75% PIK), 01/15/27
(b)(k)
........ 640 630,824
Asahi Mutual Life Insurance Co., (USD Swap
Semi 5 Year + 4.59%), 6.50%
(a)(c)(l)
..... 3,560 3,449,996
Aviva plc, (U.K. Government Bonds 5 Year
Note Generic Bid Yield + 4.65%), 6.88%
(a)(c)(l)
GBP 3,375 3,296,772
Berkshire Hathaway Finance Corp., 3.85%,
03/15/52 ..................... USD 10 7,335
Security
Par (000)
Par (000) Value
Insurance (continued)
BUPA Finance plc, (U.K. Government Bonds
5 Year Note Generic Bid Yield + 3.17%),
4.00%
(a)(c)(l)
................... GBP 1,500 $ 1,034,287
Galaxy Bidco Ltd., 6.50%, 07/31/26
(c)
..... 1,567 1,455,599
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. USD 2,161 2,058,750
Hartford Financial Services Group, Inc. (The),
2.90%, 09/15/51 ................ 75 43,943
Heungkuk Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.47%), 4.48%
(a)(c)(l)
... 1,091 1,081,658
HUB International Ltd.
(b)
7.00%, 05/01/26 ................. 7,326 7,234,425
5.63%, 12/01/29 ................. 605 518,782
Just Group plc, (U.K. Government Bonds
5 Year Note Generic Bid Yield + 4.27%),
5.00%
(a)(c)(l)
................... GBP 550 391,690
Legal & General Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.38%), 5.63%
(a)(c)(l)
.............. 2,175 1,969,102
Liberty Mutual Group, Inc.
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%),
4.13%, 12/15/51
(b)
.............. USD 11,150 8,362,500
(EUR Swap Annual 5 Year + 3.70%),
3.63%, 05/23/59
(c)
.............. EUR 3,928 3,290,097
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29 ................. USD 1,175 1,109,711
2.38%, 12/15/31 ................. 160 123,992
MetLife, Inc., 5.00%, 07/15/52 ......... 230 200,696
NFP Corp.
(b)
4.88%, 08/15/28 ................. 6,507 5,613,656
6.88%, 08/15/28 ................. 13,059 11,096,037
7.50%, 10/01/30 ................. 871 829,421
Progressive Corp. (The)
3.00%, 03/15/32 ................. 290 239,460
6.25%, 12/01/32 ................. 200 208,702
Prudential Financial, Inc.
3.91%, 12/07/47 ................. 110 81,119
3.94%, 12/07/49 ................. 105 76,922
4.35%, 02/25/50 ................. 230 182,280
3.70%, 03/13/51 ................. 100 70,881
QBE Insurance Group Ltd., (USD Swap Rate
10 Year + 4.40%), 5.88%, 06/17/46
(a)(c)
.. 677 609,348
Ryan Specialty Group LLC, 4.38%, 02/01/30
(b)
1,083 925,965
Swiss Re America Holding Corp., 7.00%,
02/15/26 ..................... 100 104,833
Teachers Insurance & Annuity Association of
America, 4.27%, 05/15/47
(b)
......... 575 448,139
Travelers Cos., Inc. (The), 2.55%, 04/27/50 . 25 14,402
132,112,246
Interactive Media & Services — 0.1%
Alphabet, Inc.
1.90%, 08/15/40 ................. 1,030 651,176
2.05%, 08/15/50 ................. 335 191,558
Meta Platforms, Inc.
(b)
3.85%, 08/15/32 ................. 1,435 1,220,960
4.45%, 08/15/52 ................. 620 460,124
Tencent Holdings Ltd., 3.84%, 04/22/51
(b)
.. 460 268,180
Twitter, Inc.
(b)
3.88%, 12/15/27 ................. 2,971 2,996,996
5.00%, 03/01/30 ................. 2,849 2,864,628
8,653,622

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Internet & Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 3.15%, 02/09/51 USD 825 $ 400,125
Amazon.com, Inc.
3.30%, 04/13/27 ................. 100 93,862
3.15%, 08/22/27 ................. 925 855,814
3.88%, 08/22/37 ................. 1,075 913,959
4.05%, 08/22/47 ................. 245 199,168
3.95%, 04/13/52 ................. 850 665,598
2.70%, 06/03/60 ................. 295 167,339
3.25%, 05/12/61 ................. 895 576,952
4.10%, 04/13/62 ................. 325 249,758
ANGI Group LLC, 3.88%, 08/15/28
(b)
..... 3,907 2,861,995
Go Daddy Operating Co. LLC
(b)
5.25%, 12/01/27 ................. 1,346 1,260,150
3.50%, 03/01/29 ................. 960 796,157
Match Group Holdings II LLC
(b)
4.63%, 06/01/28 ................. 723 642,479
5.63%, 02/15/29 ................. 3,505 3,105,528
4.13%, 08/01/30 ................. 1,364 1,114,395
3.63%, 10/01/31 ................. 1,788 1,362,921
Very Group Funding plc (The), 6.50%,
08/01/26
(c)
.................... GBP 710 551,639
15,817,839
IT Services — 0.5%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. USD 4,676 3,787,560
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
994 807,198
Arches Buyer, Inc., 4.25%, 06/01/28
(b)
.... 1,306 1,071,390
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
2,332 2,020,095
Block, Inc., 3.50%, 06/01/31 .......... 14,265 11,483,325
Booz Allen Hamilton, Inc.
(b)
3.88%, 09/01/28 ................. 2,535 2,233,538
4.00%, 07/01/29 ................. 4,194 3,666,022
CA Magnum Holdings, 5.38%, 10/31/26
(b)
.. 5,124 4,291,350
Cablevision Lightpath LLC
(b)
3.88%, 09/15/27 ................. 2,467 2,097,528
5.63%, 09/15/28 ................. 1,358 1,079,664
Centurion Bidco SpA, 5.88%, 09/30/26
(c)
... EUR 785 686,842
Fidelity National Information Services, Inc.,
3.10%, 03/01/41 ................ USD 195 127,164
Fiserv, Inc.
3.50%, 07/01/29 ................. 10 8,676
2.65%, 06/01/30 ................. 755 611,030
4.40%, 07/01/49 ................. 225 169,169
Gartner, Inc.
(b)
4.50%, 07/01/28 ................. 2,122 1,966,521
3.63%, 06/15/29 ................. 1,025 871,250
3.75%, 10/01/30 ................. 3,581 3,008,025
Global Payments, Inc.
1.20%, 03/01/26 ................. 955 814,777
2.15%, 01/15/27 ................. 800 682,735
3.20%, 08/15/29 ................. 1,300 1,080,552
5.40%, 08/15/32 ................. 290 267,679
4.15%, 08/15/49 ................. 305 205,649
5.95%, 08/15/52 ................. 215 185,997
International Business Machines Corp.
4.15%, 05/15/39 ................. 210 170,952
4.25%, 05/15/49 ................. 100 77,622
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
.................... 1,842 1,482,036
Mastercard, Inc.
3.35%, 03/26/30 ................. 345 310,139
3.85%, 03/26/50 ................. 160 125,525
Nexi SpA, 0.00%, 02/24/28
(c)(j)(n)
........ EUR 600 435,301
Northwest Fiber LLC
(b)
4.75%, 04/30/27 ................. USD 4,388 3,944,544
6.00%, 02/15/28 ................. 1,475 1,157,197
Security
Par (000)
Par (000) Value
IT Services (continued)
PayPal Holdings, Inc.
1.65%, 06/01/25 ................. USD 955 $ 876,205
4.40%, 06/01/32 ................. 380 349,090
3.25%, 06/01/50 ................. 155 100,688
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
. 604 593,564
Twilio, Inc.
3.63%, 03/15/29 ................. 1,540 1,271,670
3.88%, 03/15/31 ................. 4,361 3,556,614
United Group BV
(c)
4.88%, 07/01/24 ................. EUR 1,366 1,285,776
4.00%, 11/15/27 ................. 1,411 1,014,441
4.63%, 08/15/28 ................. 142 100,898
5.25%, 02/01/30 ................. 176 123,492
60,199,490
Leisure Products — 0.0%
Mattel, Inc.
3.75%, 04/01/29
(b)
................ USD 1,397 1,205,544
6.20%, 10/01/40 ................. 875 745,544
5.45%, 11/01/41 ................. 1,769 1,374,685
3,325,773
Life Sciences Tools & Services — 0.1%
Bio-Rad Laboratories, Inc., 3.30%, 03/15/27 100 90,197
Charles River Laboratories International, Inc.
(b)
4.25%, 05/01/28 ................. 1,754 1,595,614
3.75%, 03/15/29 ................. 347 300,155
4.00%, 03/15/31 ................. 826 694,854
PRA Health Sciences, Inc., 2.88%, 07/15/26
(b)
4,971 4,480,074
Syneos Health, Inc., 3.63%, 01/15/29
(b)
... 9,099 7,535,664
Thermo Fisher Scientific, Inc., 2.00%, 10/15/31 1,700 1,333,686
16,030,244
Machinery — 0.3%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
. 360 333,000
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(b)
.................... 814 695,970
Daimler Trucks Finance North America LLC,
2.00%, 12/14/26
(b)
............... 820 699,832
EnPro Industries, Inc., 5.75%, 10/15/26 ... 559 533,845
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
.. 4,018 3,254,580
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(k)
........ 2,542 2,322,829
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
783 678,955
Novafives SAS, 5.00%, 06/15/25
(c)
...... EUR 787 489,984
OT Merger Corp., 7.88%, 10/15/29
(b)
..... USD 877 563,472
Otis Worldwide Corp.
3.11%, 02/15/40 ................. 108 74,990
3.36%, 02/15/50 ................. 10 6,486
Parker-Hannifin Corp., 4.50%, 09/15/29 ... 845 789,941
Renk AG, 5.75%, 07/15/25
(c)
.......... EUR 709 629,846
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
.................... USD 1,752 1,537,345
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
658 658,855
Terex Corp., 5.00%, 05/15/29
(b)
........ 2,775 2,475,439
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
... 6,165 5,039,888
Titan International, Inc., 7.00%, 04/30/28 .. 371 346,822
TK Elevator Holdco GmbH
6.63%, 07/15/28
(c)
................ EUR 630 487,347
7.63%, 07/15/28
(b)
................ USD 4,134 3,416,854
TK Elevator Midco GmbH, 4.38%, 07/15/27
(c)
EUR 1,148 959,118
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 11,857 10,626,836
Wabash National Corp., 4.50%, 10/15/28
(b)
. 2,282 1,918,347
38,540,581

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Marine — 0.0%
(b)
Danaos Corp., 8.50%, 03/01/28 ........ USD 1,474 $ 1,355,881
Seaspan Corp., 5.50%, 08/01/29 ....... 2,319 1,789,271
3,145,152
Media — 1.4%
Altice Financing SA
2.25%, 01/15/25
(c)
................ EUR 1,003 884,758
3.00%, 01/15/28
(c)
................ 376 284,205
5.00%, 01/15/28
(b)
................ USD 3,724 2,944,413
4.25%, 08/15/29
(c)
................ EUR 471 354,727
5.75%, 08/15/29
(b)
................ USD 4,786 3,755,861
AMC Networks, Inc.
5.00%, 04/01/24 ................. 266 258,225
4.75%, 08/01/25 ................. 1,561 1,426,613
4.25%, 02/15/29 ................. 940 726,150
Block Communications, Inc., 4.88%, 03/01/28
(b)
1,041 904,660
Cable One, Inc., 4.00%, 11/15/30
(b)
...... 5,520 4,492,728
Charter Communications Operating LLC
4.50%, 02/01/24 ................. 655 645,096
2.80%, 04/01/31 ................. 755 572,389
6.38%, 10/23/35 ................. 390 356,212
6.48%, 10/23/45 ................. 1,840 1,629,191
5.75%, 04/01/48 ................. 100 80,208
5.13%, 07/01/49 ................. 1,530 1,128,184
3.90%, 06/01/52 ................. 200 123,848
5.25%, 04/01/53 ................. 1,200 902,278
6.83%, 10/23/55 ................. 225 202,788
3.85%, 04/01/61 ................. 455 262,376
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 1,764 1,680,977
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 ................. 17,655 15,889,500
7.75%, 04/15/28 ................. 5,463 4,458,081
7.50%, 06/01/29 ................. 7,419 5,831,705
CMG Media Corp., 8.88%, 12/15/27
(b)
.... 4,150 3,517,125
Comcast Corp.
3.15%, 03/01/26 ................. 2,725 2,559,599
2.35%, 01/15/27 ................. 300 267,859
4.15%, 10/15/28 ................. 1,232 1,155,797
2.65%, 02/01/30 ................. 2,350 1,964,914
5.50%, 11/15/32 ................. 380 378,237
4.60%, 10/15/38 ................. 1,600 1,388,105
3.75%, 04/01/40 ................. 190 146,328
4.00%, 08/15/47 ................. 240 179,612
3.97%, 11/01/47 ................. 180 133,320
2.80%, 01/15/51 ................. 1,705 1,013,540
2.89%, 11/01/51 ................. 2,548 1,530,728
CSC Holdings LLC
5.25%, 06/01/24 ................. 3,043 2,951,710
6.50%, 02/01/29
(b)
................ 3,885 3,661,613
5.75%, 01/15/30
(b)
................ 215 164,475
4.13%, 12/01/30
(b)
................ 7,796 6,133,659
4.63%, 12/01/30
(b)
................ 2,020 1,453,940
3.38%, 02/15/31
(b)
................ 980 710,500
4.50%, 11/15/31
(b)
................ 4,988 3,879,542
Directv Financing LLC, 5.88%, 08/15/27
(b)
.. 4,041 3,639,325
DISH DBS Corp.
5.25%, 12/01/26
(b)
................ 10,702 9,297,363
5.75%, 12/01/28
(b)
................ 4,650 3,749,063
5.13%, 06/01/29 ................. 2,119 1,423,222
GCI LLC, 4.75%, 10/15/28
(b)
.......... 3,014 2,537,487
Interpublic Group of Cos., Inc. (The), 3.38%,
03/01/41 ..................... 180 116,363
Lamar Media Corp.
3.75%, 02/15/28 ................. 2,041 1,791,182
4.00%, 02/15/30 ................. 958 813,447
Security
Par (000)
Par (000) Value
Media (continued)
LCPR Senior Secured Financing DAC
(b)
6.75%, 10/15/27 ................. USD 4,680 $ 4,364,100
5.13%, 07/15/29 ................. 3,274 2,758,345
Midcontinent Communications, 5.38%,
08/15/27
(b)
.................... 554 504,780
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. 4,711 4,240,889
4.25%, 01/15/29 ................. 999 824,175
4.63%, 03/15/30 ................. 424 350,737
Paramount Global, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.00%), 6.38%, 03/30/62
(a)
.......... 5,523 4,669,249
Radiate Holdco LLC
(b)
4.50%, 09/15/26 ................. 3,840 3,244,800
6.50%, 09/15/28 ................. 10,554 6,649,020
Scripps Escrow II, Inc., 3.88%, 01/15/29
(b)
.. 128 105,708
SES SA
(a)(c)(l)
(EUR Swap Annual 5 Year + 5.40%), 5.63% EUR 800 773,800
(EUR Swap Annual 5 Year + 3.19%), 2.88% 1,400 1,039,392
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... USD 5,910 4,551,173
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 ................. 2,875 2,569,100
5.00%, 08/01/27 ................. 1,808 1,663,360
4.00%, 07/15/28 ................. 3,137 2,696,807
4.13%, 07/01/30 ................. 49 40,096
3.88%, 09/01/31 ................. 3,328 2,662,400
Stagwell Global LLC, 5.63%, 08/15/29
(b)
... 1,577 1,360,163
Summer BC Holdco A SARL, 9.25%, 10/31/27
(c)
EUR 391 299,837
Summer BC Holdco B SARL, 5.75%,
10/31/26
(c)
.................... 1,919 1,639,778
Summer BidCo BV
(c)(k)
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(a)
................... 790 530,112
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 .................... 354 242,451
Tele Columbus AG, 3.88%, 05/02/25
(c)
.... 1,943 1,353,720
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
............... USD 5,000 4,348,000
Univision Communications, Inc.
(b)
5.13%, 02/15/25 ................. 3,353 3,239,836
6.63%, 06/01/27 ................. 2,150 2,123,125
7.38%, 06/30/30 ................. 1,640 1,586,700
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)
3,665 3,077,610
UPCB Finance VII Ltd., 3.63%, 06/15/29
(c)
.. EUR 750 626,044
Videotron Ltd., 3.63%, 06/15/29
(b)
....... USD 1,856 1,562,901
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(c)
............... GBP 567 519,376
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... USD 6,511 5,543,471
VZ Secured Financing BV, 3.50%, 01/15/32
(c)
EUR 1,219 927,567
Ziggo Bond Co. BV
(b)
6.00%, 01/15/27 ................. USD 783 704,465
5.13%, 02/28/30 ................. 2,165 1,715,589
Ziggo BV, 4.88%, 01/15/30
(b)
.......... 2,525 2,119,371
183,581,275
Metals & Mining — 0.7%
ABJA Investment Co. Pte. Ltd., 5.95%,
07/31/24
(c)
.................... 3,359 3,283,423
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ..................... 2,487 1,902,244
Antofagasta plc, 2.38%, 10/14/30
(b)
...... 1,540 1,128,050
Arconic Corp.
(b)
6.00%, 05/15/25 ................. 1,656 1,639,755
6.13%, 02/15/28 ................. 2,574 2,412,816

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
ATI, Inc.
4.88%, 10/01/29 ................. USD 769 $ 646,594
5.13%, 10/01/31 ................. 2,835 2,337,203
Barrick North America Finance LLC, 5.75%,
05/01/43 ..................... 30 28,059
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43 41 37,518
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 11,376 10,698,616
Carpenter Technology Corp., 7.63%, 03/15/30 1,352 1,321,228
Commercial Metals Co.
4.13%, 01/15/30 ................. 563 473,032
4.38%, 03/15/32 ................. 1,677 1,367,370
Constellium SE
4.25%, 02/15/26
(c)
................ EUR 217 198,418
5.88%, 02/15/26
(b)
................ USD 4,305 4,007,783
5.63%, 06/15/28
(b)
................ 2,235 1,961,301
3.75%, 04/15/29
(b)
................ 6,865 5,368,430
ERO Copper Corp., 6.50%, 02/15/30
(b)
.... 1,269 929,542
FMG Resources August 2006 Pty. Ltd., 6.13%,
04/15/32
(b)
.................... 2,673 2,345,825
Freeport Indonesia PT, 4.76%, 04/14/27
(c)
.. 3,125 2,800,781
Fresnillo plc, 4.25%, 10/02/50
(b)
........ 1,821 1,234,069
Glencore Funding LLC, 2.63%, 09/23/31
(b)
.. 2,400 1,799,466
Industrias Penoles SAB de CV, 4.75%,
08/06/50
(b)
.................... 995 706,637
JSW Steel Ltd., 5.95%, 04/18/24
(c)
...... 630 592,200
Kaiser Aluminum Corp.
(b)
4.63%, 03/01/28 ................. 2,582 2,258,734
4.50%, 06/01/31 ................. 4,619 3,623,605
New Gold, Inc., 7.50%, 07/15/27
(b)
...... 3,848 3,281,521
Newmont Corp.
2.80%, 10/01/29 ................. 235 194,087
5.45%, 06/09/44 ................. 200 178,222
Nexa Resources SA, 5.38%, 05/04/27
(b)
... 2,341 2,113,455
Novelis Corp.
(b)
3.25%, 11/15/26 ................. 6,411 5,611,143
4.75%, 01/30/30 ................. 5,748 4,883,185
3.88%, 08/15/31 ................. 5,319 4,120,682
Nucor Corp.
3.95%, 05/23/25 ................. 720 697,331
2.00%, 06/01/25 ................. 205 188,484
2.98%, 12/15/55 ................. 75 42,381
Periama Holdings LLC, 5.95%, 04/19/26
(c)
.. 4,374 3,541,026
Southern Copper Corp., 5.88%, 04/23/45 .. 150 138,281
Steel Dynamics, Inc.
2.40%, 06/15/25 ................. 95 87,813
5.00%, 12/15/26 ................. 700 674,533
1.65%, 10/15/27 ................. 535 436,258
3.25%, 10/15/50 ................. 410 242,871
thyssenkrupp AG, 2.88%, 02/22/24
(c)
..... EUR 962 927,366
Vedanta Resources Finance II plc
13.88%, 01/21/24
(c)
............... USD 3,215 2,682,114
8.95%, 03/11/25
(b)
................ 639 396,180
8.95%, 03/11/25
(c)
................ 2,627 1,628,740
Vedanta Resources Ltd.
7.13%, 05/31/23
(c)
................ 1,040 961,220
88,129,592
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.
(b)
5.50%, 11/01/23 ................. 217 214,237
4.38%, 01/15/27 ................. 862 761,379
975,616
Security
Par (000)
Par (000) Value
Multiline Retail — 0.0%
(b)
Golden Eagle Retail Group Ltd., 4.63%,
05/21/23 ..................... USD 430 $ 398,099
NMG Holding Co., Inc., 7.13%, 04/01/26 ... 2,850 2,708,156
3,106,255
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 ................. 825 819,214
3.70%, 07/15/30 ................. 100 89,752
4.60%, 05/01/53
(b)
................ 400 329,782
CMS Energy Corp.
3.45%, 08/15/27 ................. 100 90,293
4.88%, 03/01/44 ................. 300 248,985
Consumers Energy Co.
3.60%, 08/15/32 ................. 640 562,469
3.25%, 08/15/46 ................. 775 529,495
2.50%, 05/01/60 ................. 500 261,894
Dominion Energy, Inc.
3.90%, 10/01/25 ................. 1,120 1,073,714
Series C, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.20%),
4.35%
(a)(l)
.................... 10,005 8,277,036
Series C, 3.38%, 04/01/30 .......... 300 257,497
Series C, 2.25%, 08/15/31 .......... 300 231,683
NiSource, Inc.
3.60%, 05/01/30 ................. 400 344,242
4.80%, 02/15/44 ................. 100 81,904
3.95%, 03/30/48 ................. 290 207,846
Puget Sound Energy, Inc., 2.89%, 09/15/51 . 100 59,840
San Diego Gas & Electric Co., 2.95%, 08/15/51 450 283,686
Sempra Energy
3.70%, 04/01/29 ................. 840 740,508
3.80%, 02/01/38 ................. 825 625,389
15,115,229
Oil, Gas & Consumable Fuels — 2.9%
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 4,730 4,803,111
Antero Midstream Partners LP
(b)
5.75%, 03/01/27 ................. 1,634 1,556,058
5.75%, 01/15/28 ................. 732 689,647
5.38%, 06/15/29 ................. 2,275 2,075,482
Antero Resources Corp., 7.63%, 02/01/29
(b)
. 1,069 1,090,380
Apache Corp.
4.25%, 01/15/30 ................. 1,282 1,140,614
5.10%, 09/01/40 ................. 2,177 1,762,761
5.35%, 07/01/49 ................. 1,170 903,011
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................. 4,105 5,008,100
5.88%, 06/30/29 ................. 4,890 4,290,975
Azure Power Energy Ltd., 3.58%, 08/19/26
(b)
1,396 1,011,919
BP Capital Markets America, Inc.
3.02%, 01/16/27 ................. 582 531,965
3.59%, 04/14/27 ................. 732 681,660
4.23%, 11/06/28 ................. 458 431,217
3.63%, 04/06/30 ................. 530 473,236
1.75%, 08/10/30 ................. 60 46,465
3.06%, 06/17/41 ................. 1,525 1,066,993
BP Capital Markets plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 4.40%), 4.88%
(a)(l)
.............. 20,125 16,985,500
Buckeye Partners LP
4.13%, 03/01/25
(b)
................ 318 299,718
5.85%, 11/15/43 ................. 1,712 1,284,551
5.60%, 10/15/44 ................. 503 372,220
Callon Petroleum Co.
6.38%, 07/01/26 ................. 2,179 2,089,508

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
8.00%, 08/01/28
(b)
................ USD 5,075 $ 5,056,273
7.50%, 06/15/30
(b)
................ 4,333 4,115,483
Cameron LNG LLC, 3.30%, 01/15/35
(b)
.... 765 597,557
Cenovus Energy, Inc., 3.75%, 02/15/52 ... 490 326,470
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 ................. 1,895 1,895,283
5.13%, 06/30/27 ................. 1,165 1,136,609
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 8,495 7,500,660
4.00%, 03/01/31 ................. 6,201 5,227,970
3.25%, 01/31/32 ................. 6,016 4,681,471
Cheniere Energy, Inc., 4.63%, 10/15/28 ... 580 535,050
Chesapeake Energy Corp.
(b)
5.88%, 02/01/29 ................. 71 67,081
6.75%, 04/15/29 ................. 3,948 3,866,960
CITGO Petroleum Corp.
(b)
7.00%, 06/15/25 ................. 1,719 1,692,614
6.38%, 06/15/26 ................. 2,934 2,889,579
Civitas Resources, Inc., 5.00%, 10/15/26
(b)
. 1,167 1,074,153
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
746 613,585
CNX Resources Corp.
(b)
6.00%, 01/15/29 ................. 1,267 1,182,732
7.38%, 01/15/31 ................. 1,572 1,560,477
Colgate Energy Partners III LLC
(b)
7.75%, 02/15/26 ................. 3,471 3,452,644
5.88%, 07/01/29 ................. 4,170 3,887,524
Comstock Resources, Inc.
(b)
6.75%, 03/01/29 ................. 2,266 2,169,695
5.88%, 01/15/30 ................. 4,058 3,662,020
ConocoPhillips Co., 3.80%, 03/15/52 ..... 465 346,378
Continuum Energy Levanter Pte. Ltd.
4.50%, 02/09/27
(b)
................ 1,016 802,541
4.50%, 02/09/27
(c)
................ 1,894 1,496,549
Coterra Energy, Inc., 3.90%, 05/15/27
(b)
... 155 142,790
CQP Holdco LP, 5.50%, 06/15/31
(b)
...... 8,941 7,935,137
Crescent Energy Finance LLC, 7.25%,
05/01/26
(b)
.................... 5,109 4,737,627
Crestwood Midstream Partners LP
(b)
5.63%, 05/01/27 ................. 2,110 1,984,617
6.00%, 02/01/29 ................. 1,909 1,785,106
8.00%, 04/01/29 ................. 1,564 1,564,000
CrownRock LP, 5.63%, 10/15/25
(b)
...... 9,665 9,347,988
Cullinan Holdco SCSP, 4.63%, 10/15/26
(c)
.. EUR 599 490,381
DCP Midstream Operating LP
3.25%, 02/15/32 ................. USD 683 543,773
6.45%, 11/03/36
(b)
................ 1,132 1,068,857
6.75%, 09/15/37
(b)
................ 4,179 4,034,731
Devon Energy Corp.
5.25%, 10/15/27 ................. 1,070 1,060,991
4.50%, 01/15/30 ................. 500 456,127
4.75%, 05/15/42 ................. 323 263,840
Diamondback Energy, Inc.
3.50%, 12/01/29 ................. 1,865 1,608,251
3.13%, 03/24/31 ................. 269 219,820
6.25%, 03/15/33 ................. 465 466,809
4.25%, 03/15/52 ................. 400 288,783
DT Midstream, Inc.
(b)
4.13%, 06/15/29 ................. 3,153 2,725,769
4.38%, 06/15/31 ................. 3,465 2,919,262
Earthstone Energy Holdings LLC, 8.00%,
04/15/27
(b)
.................... 2,851 2,697,303
EIG Pearl Holdings SARL
(b)
3.55%, 08/31/36 ................. 2,394 1,837,395
4.39%, 11/30/46 ................. 3,555 2,408,512
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Enbridge, Inc.
4.00%, 10/01/23 ................. USD 500 $ 493,131
0.55%, 10/04/23 ................. 355 339,343
2.50%, 01/15/25 ................. 1,040 974,564
4.25%, 12/01/26 ................. 500 473,209
3.70%, 07/15/27 ................. 644 590,631
3.13%, 11/15/29 ................. 125 106,430
4.50%, 06/10/44 ................. 30 23,508
Series 16-A, (LIBOR USD 3 Month +
3.89%), 6.00%, 01/15/77
(a)
........ 13,675 12,305,265
Energy Transfer LP
5.88%, 01/15/24 ................. 3,740 3,746,025
4.90%, 02/01/24 ................. 245 242,622
2.90%, 05/15/25 ................. 1,900 1,763,732
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.69%),
6.50%
(a)(l)
.................... 5,417 4,658,620
5.25%, 04/15/29 ................. 270 253,023
5.95%, 10/01/43 ................. 220 188,416
5.15%, 03/15/45 ................. 1,250 974,688
6.13%, 12/15/45 ................. 150 128,663
5.40%, 10/01/47 ................. 200 158,799
6.00%, 06/15/48 ................. 495 416,527
6.25%, 04/15/49 ................. 2,575 2,246,302
5.00%, 05/15/50 ................. 290 220,211
EnLink Midstream LLC
5.63%, 01/15/28
(b)
................ 4,395 4,212,388
5.38%, 06/01/29 ................. 2,531 2,336,619
6.50%, 09/01/30
(b)
................ 1,812 1,780,290
EnLink Midstream Partners LP
4.15%, 06/01/25 ................. 431 406,123
4.85%, 07/15/26 ................. 1,641 1,546,757
5.60%, 04/01/44 ................. 1,173 914,440
5.05%, 04/01/45 ................. 466 338,372
5.45%, 06/01/47 ................. 427 324,430
EnQuest plc, 11.63%, 11/01/27
(b)
....... 305 298,199
Enterprise Products Operating LLC
6.45%, 09/01/40 ................. 150 147,165
4.85%, 08/15/42 ................. 105 86,955
4.45%, 02/15/43 ................. 1,130 892,411
4.85%, 03/15/44 ................. 510 419,213
4.80%, 02/01/49 ................. 575 462,032
4.20%, 01/31/50 ................. 930 683,473
3.30%, 02/15/53 ................. 140 87,614
EOG Resources, Inc., 4.95%, 04/15/50 ... 170 153,872
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................ 844 817,427
4.13%, 12/01/26 ................. 178 157,288
6.50%, 07/01/27
(b)
................ 4,017 3,916,575
4.50%, 01/15/29
(b)
................ 138 117,300
7.50%, 06/01/30
(b)
................ 681 662,272
4.75%, 01/15/31
(b)
................ 2,573 2,150,256
EQT Corp., 5.70%, 04/01/28 .......... 325 316,258
Exxon Mobil Corp.
2.99%, 03/19/25 ................. 100 95,678
3.45%, 04/15/51 ................. 305 217,996
Galaxy Pipeline Assets Bidco Ltd., 2.94%,
09/30/40
(c)
.................... 2,019 1,507,749
Genesis Energy LP
6.50%, 10/01/25 ................. 1,569 1,504,540
7.75%, 02/01/28 ................. 1,092 1,041,495
GNL Quintero SA, 4.63%, 07/31/29
(c)
..... 1,478 1,363,789
Greenko Solar Mauritius Ltd., 5.95%,
07/29/26
(c)
.................... 5,565 4,465,913

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Greenko Wind Projects Mauritius Ltd., 5.50%,
04/06/25
(c)
.................... USD 500 $ 423,750
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
.. 333 331,502
Harbour Energy plc, 5.50%, 10/15/26
(b)
.... 1,178 1,061,319
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 569 545,512
Hess Corp.
4.30%, 04/01/27 ................. 955 896,346
5.60%, 02/15/41 ................. 1,025 923,705
5.80%, 04/01/47 ................. 800 725,387
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
.................... 3,305 2,826,271
HF Sinclair Corp., 2.63%, 10/01/23 ...... 885 853,363
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 ................. 997 937,180
5.75%, 02/01/29 ................. 1,231 1,126,365
6.00%, 04/15/30 ................. 133 120,432
6.00%, 02/01/31 ................. 130 117,966
6.25%, 04/15/32 ................. 57 52,282
HPCL-Mittal Energy Ltd., 5.25%, 04/28/27
(c)
. 700 594,125
India Cleantech Energy, 4.70%, 08/10/26
(b)
. 1,671 1,287,020
India Green Energy Holdings, 5.38%,
04/29/24
(c)
.................... 1,695 1,556,434
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 3,147 2,528,630
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
.................... 941 638,880
Kinder Morgan Energy Partners LP
6.95%, 01/15/38 ................. 886 880,401
6.38%, 03/01/41 ................. 75 69,310
5.40%, 09/01/44 ................. 850 710,973
Kinder Morgan, Inc.
3.15%, 01/15/23 ................. 2,105 2,094,916
5.55%, 06/01/45 ................. 775 669,854
Kinetik Holdings LP, 5.88%, 06/15/30
(b)
.... 4,489 4,211,461
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)(c)
.. 2,508 2,479,792
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
.................... 268 260,305
Marathon Oil Corp., 4.40%, 07/15/27 ..... 1,285 1,197,089
Marathon Petroleum Corp.
6.50%, 03/01/41 ................. 100 97,387
4.75%, 09/15/44 ................. 49 38,624
5.00%, 09/15/54 ................. 100 78,527
Matador Resources Co., 5.88%, 09/15/26 .. 3,129 3,074,242
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26
(c)
2,590 2,305,100
Medco Platinum Road Pte. Ltd., 6.75%,
01/30/25
(c)
.................... 798 760,743
MPLX LP
1.75%, 03/01/26 ................. 1,160 1,011,339
4.13%, 03/01/27 ................. 900 834,394
4.25%, 12/01/27 ................. 790 728,409
4.00%, 03/15/28 ................. 425 384,476
5.50%, 02/15/49 ................. 170 141,857
4.95%, 03/14/52 ................. 1,345 1,039,765
Murphy Oil Corp.
5.75%, 08/15/25 ................. 215 211,967
5.88%, 12/01/27 ................. 1,175 1,141,031
6.13%, 12/01/42
(d)
................ 150 118,302
Neptune Energy Bondco plc, 6.63%, 05/15/25
(b)
1,768 1,717,243
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 ................. 7,415 7,279,350
6.50%, 09/30/26 ................. 8,812 8,547,640
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
2,203 1,992,919
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
.... 1,007 1,002,517
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(b)
. 8,173 7,927,810
NuStar Logistics LP
5.75%, 10/01/25 ................. 752 725,102
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.00%, 06/01/26 ................. USD 2,322 $ 2,251,411
6.38%, 10/01/30 ................. 47 43,559
Occidental Petroleum Corp.
6.95%, 07/01/24 ................. 431 441,607
8.88%, 07/15/30 ................. 1,484 1,684,340
6.63%, 09/01/30 ................. 8,683 9,030,798
7.50%, 05/01/31 ................. 1,275 1,370,625
6.45%, 09/15/36 ................. 2,092 2,075,222
6.20%, 03/15/40 ................. 2,913 2,802,422
6.60%, 03/15/46 ................. 546 537,420
Parkland Corp., 5.88%, 07/15/27
(b)
...... 2,224 2,089,548
PDC Energy, Inc., 6.13%, 09/15/24 ...... 568 562,364
Permian Resources Operating LLC
(b)
5.38%, 01/15/26 ................. 1,058 977,327
6.88%, 04/01/27 ................. 1,925 1,867,250
Phillips 66, 3.30%, 03/15/52 .......... 810 524,109
Pioneer Natural Resources Co.
0.55%, 05/15/23 ................. 580 565,924
1.13%, 01/15/26 ................. 310 270,045
1.90%, 08/15/30 ................. 300 230,510
2.15%, 01/15/31 ................. 755 584,161
Plains All American Pipeline LP
6.65%, 01/15/37 ................. 100 93,891
4.30%, 01/31/43 ................. 430 288,953
Puma International Financing SA, 5.13%,
10/06/24
(c)
.................... 829 766,825
Range Resources Corp., 4.88%, 05/15/25 .. 922 889,357
ReNew Power Pvt Ltd., 5.88%, 03/05/27
(c)
.. 4,035 3,601,994
Repsol International Finance BV
(a)(c)
(EUR Swap Annual 5 Year + 4.00%),
3.75%
(l)
..................... EUR 550 499,221
(EUR Swap Annual 5 Year + 4.41%),
4.25%
(l)
..................... 467 395,579
(EUR Swap Annual 10 Year + 4.20%),
4.50%, 03/25/75 ............... 300 283,134
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
. USD 4,112 3,662,271
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
.................... 420 368,461
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 ................. 975 973,888
5.63%, 03/01/25 ................. 1,105 1,100,394
Santos Finance Ltd., 5.25%, 03/13/29
(c)
... 1,100 977,043
SM Energy Co.
5.63%, 06/01/25 ................. 421 408,963
6.75%, 09/15/26 ................. 712 701,320
6.63%, 01/15/27 ................. 245 240,100
6.50%, 07/15/28 ................. 1,793 1,739,210
Southwestern Energy Co.
5.70%, 01/23/25
(d)
................ 309 303,672
5.38%, 02/01/29 ................. 2,879 2,684,667
4.75%, 02/01/32 ................. 1,289 1,112,665
Spectra Energy Partners LP, 5.95%, 09/25/43 100 92,381
Sunoco LP
6.00%, 04/15/27 ................. 1,460 1,430,508
5.88%, 03/15/28 ................. 911 867,250
Tallgrass Energy Partners LP
(b)
6.00%, 03/01/27 ................. 482 454,850
6.00%, 12/31/30 ................. 1,094 990,310
6.00%, 09/01/31 ................. 1,126 1,002,301
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
7,060 6,591,645
TerraForm Power Operating LLC
(b)
5.00%, 01/31/28 ................. 1,080 1,000,465
4.75%, 01/15/30 ................. 986 886,167
TotalEnergies Capital International SA, 3.13%,
05/29/50 ..................... 194 128,036

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Transcontinental Gas Pipe Line Co. LLC,
3.25%, 05/15/30 ................ USD 500 $ 421,022
Valero Energy Corp.
4.35%, 06/01/28 ................. 253 238,381
4.00%, 06/01/52 ................. 90 63,617
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 ................. 6,705 5,749,538
4.13%, 08/15/31 ................. 6,385 5,443,404
3.88%, 11/01/33 ................. 16,545 13,277,362
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
.. 1,373 1,284,485
Western Midstream Operating LP
4.75%, 08/15/28 ................. 256 236,160
4.30%, 02/01/30
(d)
................ 1,900 1,671,620
5.45%, 04/01/44 ................. 2,063 1,673,028
5.30%, 03/01/48 ................. 3,045 2,458,837
5.50%, 08/15/48 ................. 856 690,407
5.50%, 02/01/50
(d)
................ 6,750 5,254,744
Williams Cos., Inc. (The)
4.55%, 06/24/24 ................. 1,425 1,401,133
3.75%, 06/15/27 ................. 500 459,533
396,795,664
Paper & Forest Products — 0.0%
Fabric BC SpA, (EURIBOR 3 Month + 4.13%),
4.71%, 08/31/26
(a)(c)
.............. EUR 600 591,586
Georgia-Pacific LLC, 1.75%, 09/30/25
(b)
... USD 187 168,990
Suzano Austria GmbH
2.50%, 09/15/28 ................. 390 307,710
Series DM3N, 3.13%, 01/15/32 ....... 2,435 1,795,813
2,864,099
Personal Products — 0.0%
Coty, Inc.
3.88%, 04/15/26
(c)
................ EUR 1,299 1,171,410
4.75%, 04/15/26
(c)
................ 600 515,867
4.75%, 01/15/29
(b)
................ USD 141 122,444
Prestige Brands, Inc., 3.75%, 04/01/31
(b)
... 2,137 1,713,895
3,523,616
Pharmaceuticals — 0.4%
Astrazeneca Finance LLC, 2.25%, 05/28/31 . 155 124,796
AstraZeneca plc, 6.45%, 09/15/37 ....... 25 26,839
Bayer AG, (EUR Swap Annual 5 Year + 3.75%),
4.50%, 03/25/82
(a)(c)
.............. EUR 1,500 1,341,668
Bayer US Finance II LLC
(b)
4.25%, 12/15/25 ................. USD 1,525 1,458,074
4.38%, 12/15/28 ................. 1,700 1,547,659
Bristol-Myers Squibb Co.
2.90%, 07/26/24 ................. 332 321,067
3.40%, 07/26/29 ................. 25 22,710
2.95%, 03/15/32 ................. 31 26,225
3.70%, 03/15/52 ................. 760 563,694
3.90%, 03/15/62 ................. 230 168,002
Catalent Pharma Solutions, Inc.
(b)
5.00%, 07/15/27 ................. 3,091 2,906,065
3.13%, 02/15/29 ................. 1,049 858,397
3.50%, 04/01/30 ................. 2,681 2,164,908
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28
(c)
................ EUR 692 576,228
5.50%, 01/15/28
(b)
................ USD 2,250 1,865,925
Elanco Animal Health, Inc., 6.40%, 08/28/28
(d)
1,947 1,741,825
Gruenenthal GmbH
(c)
3.63%, 11/15/26 ................. EUR 558 488,982
4.13%, 05/15/28 ................. 835 681,177
Jazz Securities DAC, 4.38%, 01/15/29
(b)
... USD 3,967 3,520,712
Merck & Co., Inc.
3.40%, 03/07/29 ................. 155 141,402
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
2.15%, 12/10/31 ................. USD 1,060 $ 841,430
6.50%, 12/01/33
(d)
................ 185 201,601
2.45%, 06/24/50 ................. 175 105,210
2.75%, 12/10/51 ................. 825 524,119
Nidda Healthcare Holding GmbH
3.50%, 09/30/24
(c)
................ EUR 1,611 1,487,882
Organon & Co.
(b)
4.13%, 04/30/28 ................. USD 6,866 6,047,710
5.13%, 04/30/31 ................. 6,295 5,346,155
Pfizer, Inc.
3.45%, 03/15/29 ................. 515 471,287
2.55%, 05/28/40 ................. 45 31,139
5.60%, 09/15/40 ................. 140 140,312
4.30%, 06/15/43 ................. 155 133,913
Pharmacia LLC, 6.60%, 12/01/28
(d)
...... 300 320,186
Roche Holdings, Inc., 2.61%, 12/13/51
(b)
... 1,435 894,636
Rossini SARL, 6.75%, 10/30/25
(c)
....... EUR 1,312 1,270,769
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23 ................. USD 687 679,939
3.18%, 07/09/50 ................. 1,947 1,254,842
Teva Pharmaceutical Finance Netherlands II
BV
1.25%, 03/31/23
(c)
................ EUR 408 397,864
6.00%, 01/31/25 ................. 1,100 1,073,690
4.50%, 03/01/25 ................. 1,215 1,153,295
3.75%, 05/09/27 ................. 440 379,471
1.63%, 10/15/28
(c)
................ 300 215,648
4.38%, 05/09/30 ................. 359 284,779
Teva Pharmaceutical Finance Netherlands III
BV
6.00%, 04/15/24 ................. USD 1,400 1,379,000
7.13%, 01/31/25 ................. 400 394,250
3.15%, 10/01/26 ................. 660 551,100
4.75%, 05/09/27 ................. 736 646,760
Wyeth LLC, 5.95%, 04/01/37 .......... 505 527,265
47,300,607
Professional Services — 0.1%
AMN Healthcare, Inc., 4.00%, 04/15/29
(b)
.. 696 598,893
CoreLogic, Inc., 4.50%, 05/01/28
(b)
...... 2,990 2,011,350
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(b)
.................... 5,080 4,309,110
House of Finance NV (The), 4.38%, 07/15/26
(c)
EUR 1,000 988,250
Korn Ferry, 4.63%, 12/15/27
(b)
......... USD 1,965 1,787,482
La Financiere Atalian SASU
(c)
5.13%, 05/15/25 ................. EUR 1,471 1,370,418
6.63%, 05/15/25 ................. GBP 500 541,863
Science Applications International Corp.,
4.88%, 04/01/28
(b)
............... USD 2,119 1,929,342
13,536,708
Real Estate Management & Development — 0.4%
ADLER Group SA
(c)
3.25%, 08/05/25 ................. EUR 1,000 444,713
2.75%, 11/13/26 ................. 1,000 420,006
Agile Group Holdings Ltd., 5.75%, 01/02/25
(c)
USD 3,852 923,998
Arabian Centres Sukuk II Ltd., 5.63%,
10/07/26
(b)
.................... 2,861 2,439,539
Aroundtown SA
(a)(c)(l)
(GBP Swap 5 Year + 4.38%), 4.75% ... GBP 329 181,208
(EUR Swap Annual 5 Year + 3.98%), 3.38% EUR 1,100 521,796
ATF Netherlands BV, (EUR Swap Annual 5
Year + 4.38%), 3.75%
(a)(c)(l)
.......... 1,000 721,423
Celulosa Arauco y Constitucion SA, 3.88%,
11/02/27 ..................... USD 325 283,156

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Central China Real Estate Ltd.
(c)
7.90%, 11/07/23 ................. USD 557 $ 72,410
7.25%, 08/13/24 ................. 498 54,780
China Aoyuan Group Ltd.
(c)(f)(m)
6.35%, 02/08/24 ................. 6,938 208,140
5.98%, 08/18/25 ................. 1,900 68,637
China Evergrande Group
(c)(f)(m)
11.50%, 01/22/23 ................ 4,595 164,558
10.00%, 04/11/23 ................ 3,674 125,834
7.50%, 06/28/23 ................. 1,500 52,500
12.00%, 01/22/24 ................ 3,281 114,425
10.50%, 04/11/24 ................ 930 33,306
China SCE Group Holdings Ltd., 7.38%,
04/09/24
(c)
.................... 3,349 448,557
CIFI Holdings Group Co. Ltd.
(c)(f)(m)
6.00%, 07/16/25 ................. 3,272 220,860
5.25%, 05/13/26 ................. 4,415 298,012
Citycon OYJ, (EUR Swap Annual 5 Year +
4.71%), 4.50%
(a)(c)(l)
.............. EUR 600 361,700
Consus Real Estate AG, Series CC1, 4.00%,
11/29/22
(c)(j)
................... 400 286,593
Country Garden Holdings Co. Ltd., 4.20%,
02/06/26
(c)
.................... USD 1,982 168,470
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
............... 2,667 2,536,184
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24
(c)
............... EUR 900 576,561
DIC Asset AG, 2.25%, 09/22/26
(c)
....... 900 506,092
Easy Tactic Ltd.
7.50%, 07/11/27 ................. USD 855 85,510
7.50%, (7.50% Cash or 7.50% PIK),
07/11/28
(k)
................... 3,280 262,416
Fantasia Holdings Group Co. Ltd.
(c)(f)(m)
15.00%, 12/18/21 ................ 1,735 95,425
7.95%, 07/05/22 ................. 1,650 96,970
12.25%, 10/18/22 ................ 3,269 179,795
10.88%, 01/09/23 ................ 1,345 73,975
11.75%, 04/17/23 ................ 2,039 112,145
11.88%, 06/01/23 ................ 1,500 82,500
9.25%, 07/28/23 ................. 3,540 194,700
9.88%, 10/19/23 ................. 2,640 145,200
Fastighets AB Balder, (EUR Swap Annual 5
Year + 3.19%), 2.87%, 06/02/81
(a)(c)
.... EUR 847 485,488
Global Prime Capital Pte. Ltd., 5.95%,
01/23/25
(c)
.................... USD 2,656 2,434,888
Heimstaden Bostad AB
(a)(c)(l)
(EUR Swap Annual 5 Year + 3.91%), 3.38% EUR 400 221,684
(EUR Swap Annual 5 Year + 3.15%), 2.63% 1,275 640,090
Howard Hughes Corp. (The)
(b)
5.38%, 08/01/28 ................. USD 872 745,947
4.13%, 02/01/29 ................. 1,028 803,412
4.38%, 02/01/31 ................. 504 378,706
JGC Ventures Pte. Ltd.
(k)
0.00%, (0.00% Cash or 3.00% PIK),
06/30/25 .................... 48 20,925
3.00%, (3.00% Cash or 3.00% PIK),
06/30/25
(c)(f)(m)
................. 2,986 1,178,701
Kaisa Group Holdings Ltd.
(c)(f)(m)
11.95%, 10/22/22 ................ 1,345 90,787
11.50%, 01/30/23 ................ 1,413 95,378
10.88%, 07/23/23 ................ 3,811 238,188
9.75%, 09/28/23 ................. 1,565 91,748
11.95%, 11/12/23 ................ 1,980 123,750
9.38%, 06/30/24 ................. 744 41,850
KWG Group Holdings Ltd., 5.95%, 08/10/25
(c)
5,766 605,430
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Lai Sun MTN Ltd., 5.00%, 07/28/26
(c)
..... USD 1,000 $ 608,313
MAF Global Securities Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.54%), 6.38%
(a)(c)(l)
............. 2,389 2,184,143
MAF Sukuk Ltd.
(c)
4.64%, 05/14/29 ................. 3,051 2,764,969
3.93%, 02/28/30 ................. 2,507 2,192,528
Modern Land China Co. Ltd., 12.85%,
10/25/21
(c)(f)(m)
.................. 330 49,500
Modernland Overseas Pte. Ltd.
(c)
Series 2, 1.00%, 04/30/27 .......... 16 6,918
3.00%, (3.00% Cash or 3.00% PIK),
04/30/27
(f)(k)(m)
................. 1,450 616,647
New Metro Global Ltd., 6.80%, 08/05/23
(c)
.. 2,710 1,273,700
NWD Finance BVI Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 5.86%), 4.13%
(a)(c)(l)
............. 6,084 3,680,820
Powerlong Real Estate Holdings Ltd.
(c)
6.95%, 07/23/23 ................. 895 89,500
7.13%, 01/15/24 ................. 957 86,100
6.25%, 08/10/24 ................. 762 68,723
Realogy Group LLC
(b)
5.75%, 01/15/29 ................. 1,995 1,433,906
5.25%, 04/15/30 ................. 1,079 748,200
Redsun Properties Group Ltd., 10.50%,
10/03/22
(c)(f)(m)
.................. 4,159 187,155
RKPF Overseas 2019 A Ltd.
(c)
6.70%, 09/30/24 ................. 1,880 1,126,002
6.00%, 09/04/25 ................. 2,230 847,400
Ronshine China Holdings Ltd.
(c)(f)(m)
8.10%, 06/09/23 ................. 945 37,800
7.35%, 12/15/23 ................. 1,027 41,080
Shimao Group Holdings Ltd.
(c)(f)(m)
5.60%, 07/15/26 ................. 895 44,750
3.45%, 01/11/31 ................. 1,145 45,800
Shui On Development Holding Ltd.
(c)
5.75%, 11/12/23 ................. 1,143 760,095
6.15%, 08/24/24 ................. 2,155 1,206,800
Sunac China Holdings Ltd.
(c)(f)(m)
7.50%, 02/01/24 ................. 828 47,610
7.00%, 07/09/25 ................. 3,573 196,515
Theta Capital Pte. Ltd., 8.13%, 01/22/25
(c)
.. 3,674 2,472,602
Times China Holdings Ltd.
(c)
6.75%, 07/08/25 ................. 3,390 220,350
6.20%, 03/22/26 ................. 2,450 134,750
Unique Pub Finance Co. plc (The)
(c)
Series A4, 5.66%, 06/30/27 ......... GBP 525 594,977
Series N, 6.46%, 03/30/32
(d)
......... 800 931,281
Wanda Properties International Co. Ltd., 7.25%,
01/29/24
(c)
.................... USD 800 344,000
WeWork Cos. LLC, 5.00%, 07/10/25
(b)
.... 2,113 1,056,500
Yango Justice International Ltd.
(f)(m)
10.25%, 09/15/22 ................ 950 14,250
9.25%, 04/15/23
(c)
................ 2,081 31,215
8.25%, 11/25/23
(c)
................ 4,104 61,560
7.50%, 04/15/24
(c)
................ 2,675 40,125
7.88%, 09/04/24
(c)
................ 1,215 18,225
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24
(c)
1,830 1,006,500
Yuzhou Group Holdings Co. Ltd.
(c)(f)(m)
8.38%, 10/30/24 ................. 1,745 52,350
7.70%, 02/20/25 ................. 3,562 106,860
8.30%, 05/27/25 ................. 900 27,000
7.38%, 01/13/26 ................. 2,220 66,600
7.85%, 08/12/26 ................. 1,680 50,400
6.35%, 01/13/27 ................. 2,087 62,610

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Zhenro Properties Group Ltd., 8.00%,
03/06/23
(f)(m)
................... USD 1,041 $ 21,991
49,418,186
Road & Rail — 0.4%
Albion Financing 1 SARL, 6.13%, 10/15/26
(b)
1,639 1,399,358
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(b)
266 230,429
Avis Budget Finance plc, 4.75%, 01/30/26
(c)
. EUR 400 369,466
BCP V Modular Services Finance II plc
(c)
4.75%, 11/30/28 ................. 1,300 1,056,686
6.13%, 11/30/28 ................. GBP 800 732,611
Burlington Northern Santa Fe LLC
5.75%, 05/01/40 ................. USD 300 297,204
5.15%, 09/01/43 ................. 100 92,113
4.90%, 04/01/44 ................. 995 884,769
4.15%, 04/01/45 ................. 100 79,827
4.70%, 09/01/45 ................. 200 171,062
4.05%, 06/15/48 ................. 100 78,278
3.55%, 02/15/50 ................. 105 75,417
2.88%, 06/15/52 ................. 305 191,438
Canadian National Railway Co., 3.85%,
08/05/32 ..................... 740 667,599
Canadian Pacific Railway Co.
3.00%, 12/02/41 ................. 570 395,023
4.80%, 08/01/45 ................. 200 170,003
3.10%, 12/02/51 ................. 515 327,599
CSX Corp.
3.25%, 06/01/27 ................. 600 549,659
4.25%, 03/15/29 ................. 200 187,227
4.10%, 11/15/32 ................. 90 80,996
4.30%, 03/01/48 ................. 430 343,387
4.75%, 11/15/48 ................. 165 139,929
EC Finance plc, 3.00%, 10/15/26
(c)
...... EUR 925 805,002
Hertz Corp. (The)
(b)
4.63%, 12/01/26 ................. USD 958 816,695
5.00%, 12/01/29 ................. 839 664,614
Loxam SAS
(c)
4.25%, 04/15/24 ................. EUR 200 193,638
3.25%, 01/14/25 ................. 708 644,510
3.75%, 07/15/26 ................. 673 578,506
4.50%, 02/15/27 ................. 703 616,331
5.75%, 07/15/27 ................. 200 157,714
National Express Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
4.14%), 4.25%
(a)(c)(l)
.............. GBP 600 529,822
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
. USD 1,421 1,245,606
Norfolk Southern Corp.
3.80%, 08/01/28 ................. 200 184,934
3.94%, 11/01/47 ................. 100 75,003
4.15%, 02/28/48 ................. 750 576,999
4.05%, 08/15/52 ................. 100 74,572
3.70%, 03/15/53 ................. 545 381,267
3.16%, 05/15/55 ................. 150 91,840
Penske Truck Leasing Co. LP
(b)
4.00%, 07/15/25 ................. 3,115 2,959,316
4.20%, 04/01/27 ................. 340 314,121
Ryder System, Inc.
2.50%, 09/01/24 ................. 550 519,967
2.85%, 03/01/27 ................. 700 621,427
Uber Technologies, Inc.
(b)
7.50%, 05/15/25 ................. 4,486 4,488,243
8.00%, 11/01/26 ................. 3,398 3,410,572
7.50%, 09/15/27 ................. 7,320 7,318,308
6.25%, 01/15/28 ................. 4,100 3,895,000
4.50%, 08/15/29 ................. 12,109 10,379,835
Security
Par (000)
Par (000) Value
Road & Rail (continued)
Union Pacific Corp.
2.89%, 04/06/36 ................. USD 200 $ 151,143
3.55%, 08/15/39 ................. 3 2,333
4.05%, 03/01/46 ................. 25 19,457
3.25%, 02/05/50 ................. 300 204,655
3.50%, 02/14/53 ................. 515 360,555
3.95%, 08/15/59 ................. 1,005 730,116
3.84%, 03/20/60 ................. 411 293,639
3.80%, 04/06/71 ................. 100 67,611
Williams Scotsman International, Inc.
(b)
6.13%, 06/15/25 ................. 3,344 3,337,412
4.63%, 08/15/28 ................. 2,670 2,411,411
XPO Escrow Sub LLC, 7.50%, 11/15/27
(b)
.. 812 809,970
58,452,224
Semiconductors & Semiconductor Equipment — 0.2%
ams-OSRAM AG
(c)(j)
0.00%, 03/05/25
(n)
................ EUR 600 418,057
2.13%, 11/03/27 ................. 600 352,686
Analog Devices, Inc.
2.95%, 04/01/25 ................. USD 850 813,107
2.80%, 10/01/41 ................. 235 161,467
Applied Materials, Inc., 3.30%, 04/01/27 ... 1,280 1,201,379
Broadcom, Inc.
4.15%, 11/15/30 ................. 340 292,425
2.45%, 02/15/31
(b)
................ 830 622,849
4.15%, 04/15/32
(b)
................ 520 435,229
3.42%, 04/15/33
(b)
................ 1,765 1,341,143
3.19%, 11/15/36
(b)
................ 260 177,336
4.93%, 05/15/37
(b)
................ 2,725 2,246,792
Entegris Escrow Corp., 4.75%, 04/15/29
(b)
.. 11,247 9,937,496
Entegris, Inc.
(b)
4.38%, 04/15/28 ................. 2,219 1,951,721
3.63%, 05/01/29 ................. 1,182 964,335
Intel Corp., 2.80%, 08/12/41 .......... 115 73,748
KLA Corp.
4.10%, 03/15/29 ................. 1,326 1,243,595
4.65%, 07/15/32 ................. 195 185,220
5.00%, 03/15/49 ................. 300 263,906
3.30%, 03/01/50 ................. 765 514,162
Lam Research Corp.
3.75%, 03/15/26 ................. 800 767,012
4.88%, 03/15/49 ................. 171 150,759
2.88%, 06/15/50 ................. 314 196,588
NVIDIA Corp., 3.50%, 04/01/40 ........ 790 599,951
NXP BV
4.30%, 06/18/29 ................. 1,070 955,649
3.40%, 05/01/30 ................. 600 497,190
2.50%, 05/11/31 ................. 1,415 1,060,189
2.65%, 02/15/32 ................. 590 438,923
5.00%, 01/15/33 ................. 300 267,906
3.25%, 05/11/41 ................. 100 64,581
QUALCOMM, Inc.
4.30%, 05/20/47 ................. 584 476,983
4.50%, 05/20/52 ................. 200 165,912
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 3,420 2,824,976
Texas Instruments, Inc.
4.15%, 05/15/48 ................. 100 82,151
2.70%, 09/15/51 ................. 265 170,152
TSMC Arizona Corp., 4.50%, 04/22/52 .... 885 726,514
32,642,089
Software — 0.9%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
... 180 171,000
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
11,935 9,309,300

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Software (continued)
Autodesk, Inc.
3.50%, 06/15/27 ................. USD 18 $ 16,547
2.40%, 12/15/31 ................. 1,565 1,206,557
Boxer Parent Co., Inc.
6.50%, 10/02/25
(c)
................ EUR 2,080 1,924,974
7.13%, 10/02/25
(b)
................ USD 3,913 3,845,090
9.13%, 03/01/26
(b)
................ 5,305 5,066,644
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 4,410 4,120,089
Cedacri Mergeco SpA, (EURIBOR 3 Month +
4.63%), 4.95%, 05/15/28
(a)(c)
......... EUR 865 792,219
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... USD 5,368 5,130,788
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 ................. 7,500 6,431,846
4.88%, 07/01/29 ................. 5,931 4,944,971
Condor Merger Sub, Inc., 7.38%, 02/15/30
(b)
8,148 6,738,993
Consensus Cloud Solutions, Inc.
(b)
6.00%, 10/15/26 ................. 937 844,003
6.50%, 10/15/28 ................. 1,426 1,258,703
Elastic NV, 4.13%, 07/15/29
(b)
......... 2,711 2,263,482
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 3,387 3,064,693
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
.................... 1,048 809,014
Microsoft Corp.
3.45%, 08/08/36 ................. 538 460,997
2.53%, 06/01/50 ................. 856 536,992
2.92%, 03/17/52 ................. 2,631 1,777,637
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 3,671 3,145,570
NCR Corp.
(b)
5.75%, 09/01/27 ................. 884 853,060
5.00%, 10/01/28 ................. 1,675 1,407,501
5.13%, 04/15/29 ................. 1,664 1,396,531
6.13%, 09/01/29 ................. 999 952,135
NortonLifeLock, Inc., 7.13%, 09/30/30
(b)
... 1,803 1,772,331
Open Text Corp.
(b)
3.88%, 02/15/28 ................. 3,535 3,025,748
3.88%, 12/01/29 ................. 2,021 1,601,642
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)
2,158 1,718,308
Oracle Corp.
2.95%, 04/01/30 ................. 2,620 2,133,465
3.85%, 07/15/36 ................. 850 636,072
6.50%, 04/15/38 ................. 500 481,370
5.38%, 07/15/40 ................. 850 708,102
3.65%, 03/25/41 ................. 370 250,564
4.13%, 05/15/45 ................. 485 332,858
4.00%, 07/15/46 ................. 350 233,846
4.00%, 11/15/47 ................. 435 288,205
3.60%, 04/01/50 ................. 2,635 1,621,906
3.95%, 03/25/51 ................. 942 616,267
4.38%, 05/15/55 ................. 130 88,190
3.85%, 04/01/60 ................. 190 114,739
Picard Midco, Inc., 6.50%, 03/31/29
(b)
..... 19,552 16,955,157
PTC, Inc.
(b)
3.63%, 02/15/25 ................. 860 819,606
4.00%, 02/15/28 ................. 1,628 1,474,537
Roper Technologies, Inc., 3.65%, 09/15/23 . 350 345,552
Salesforce, Inc.
2.70%, 07/15/41 ................. 625 428,652
2.90%, 07/15/51 ................. 355 228,608
3.05%, 07/15/61 ................. 295 179,751
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
9,142 8,500,151
TeamSystem SpA, (EURIBOR 3 Month +
3.75%), 5.13%, 02/15/28
(a)(c)
......... EUR 392 359,308
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... USD 800 673,464
VMware, Inc.
4.70%, 05/15/30 ................. 375 338,618
Security
Par (000)
Par (000) Value
Software (continued)
2.20%, 08/15/31 ................. USD 2,715 $ 1,976,151
Workday, Inc., 3.80%, 04/01/32 ........ 1,110 948,310
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
10,474 8,751,588
126,072,402
Specialty Retail — 0.4%
Arko Corp., 5.13%, 11/15/29
(b)
......... 1,388 1,098,942
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 234 202,867
4.75%, 03/01/30 ................. 231 189,244
5.00%, 02/15/32
(b)
................ 622 501,488
Carvana Co.
(b)
5.50%, 04/15/27 ................. 266 126,411
4.88%, 09/01/29 ................. 1,103 488,077
10.25%, 05/01/30 ................ 286 171,600
Constellation Automotive Financing plc, 4.88%,
07/15/27
(c)
.................... GBP 1,184 868,999
eG Global Finance plc
3.63%, 02/07/24
(c)
................ EUR 200 177,391
6.75%, 02/07/25
(b)
................ USD 1,781 1,602,900
6.25%, 10/30/25
(c)
................ EUR 2,401 2,046,530
8.50%, 10/30/25
(b)
................ USD 2,845 2,625,761
Goldstory SASU, 5.38%, 03/01/26
(c)
..... EUR 1,883 1,665,483
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
USD 897 737,684
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 1,793 1,415,981
Home Depot, Inc. (The)
5.95%, 04/01/41 ................. 200 203,192
4.20%, 04/01/43 ................. 125 102,913
4.50%, 12/06/48 ................. 815 690,320
3.35%, 04/15/50 ................. 710 493,049
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
711 590,288
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
... 1,354 947,096
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
.................... 2,213 1,866,710
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
..... 999 804,894
Lowe's Cos., Inc.
5.00%, 04/15/33 ................. 810 764,266
4.65%, 04/15/42 ................. 110 89,974
3.70%, 04/15/46 ................. 735 514,035
5.13%, 04/15/50 ................. 130 111,008
3.00%, 10/15/50 ................. 675 404,459
3.50%, 04/01/51 ................. 130 84,446
4.25%, 04/01/52 ................. 1,240 920,719
5.63%, 04/15/53 ................. 1,165 1,049,131
4.45%, 04/01/62 ................. 320 232,435
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 1,353 1,217,700
Penske Automotive Group, Inc.
3.50%, 09/01/25 ................. 987 917,495
3.75%, 06/15/29
(b)
................ 525 430,999
PetSmart, Inc., 7.75%, 02/15/29
(b)
....... 5,620 5,276,955
Sonic Automotive, Inc., 4.63%, 11/15/29
(b)
.. 336 263,061
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 873 701,279
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 ................. 5,899 5,179,558
6.13%, 07/01/29 ................. 4,787 3,892,609
6.00%, 12/01/29 ................. 3,758 3,064,085
Staples, Inc., 7.50%, 04/15/26
(b)
........ 3,362 2,920,166
Tendam Brands SAU, (EURIBOR 3 Month +
7.50%), 8.97%, 03/31/28
(a)(c)
......... EUR 650 603,018
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. USD 7,582 6,425,745
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(k)
........... 1,851 1,564,095
56,245,058

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
2.20%, 09/11/29 ................. USD 1,800 $ 1,520,188
4.50%, 02/23/36 ................. 1,075 1,028,179
3.45%, 02/09/45 ................. 225 170,350
3.85%, 08/04/46 ................. 1,100 876,343
2.65%, 05/11/50 ................. 990 619,521
2.65%, 02/08/51 ................. 1,460 909,868
2.70%, 08/05/51 ................. 370 232,497
3.95%, 08/08/52 ................. 1,110 881,118
Dell International LLC, 6.02%, 06/15/26 ... 875 873,392
HP, Inc.
2.20%, 06/17/25 ................. 1,250 1,149,179
1.45%, 06/17/26 ................. 2,170 1,853,676
3.00%, 06/17/27 ................. 500 440,406
10,554,717
Textiles, Apparel & Luxury Goods — 0.1%
BK LC Lux Finco1 SARL, 5.25%, 04/30/29
(c)
EUR 381 316,279
Crocs, Inc.
(b)
4.25%, 03/15/29 ................. USD 317 252,807
4.13%, 08/15/31 ................. 809 612,745
European TopSoho SARL, Series SMCP,
4.00%, 10/14/22
(c)(f)(j)(m)
............ EUR 1,300 1,113,903
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
... USD 747 598,934
Levi Strauss & Co., 3.50%, 03/01/31
(b)
.... 1,587 1,269,529
William Carter Co. (The), 5.63%, 03/15/27
(b)
. 2,360 2,243,597
6,407,794
Thrifts & Mortgage Finance — 0.2%
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 4,152 4,090,135
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
. 1,307 772,555
Jerrold Finco plc
(c)
4.88%, 01/15/26 ................. GBP 317 299,008
5.25%, 01/15/27 ................. 500 448,972
Ladder Capital Finance Holdings LLLP
(b)
4.25%, 02/01/27 ................. USD 2,155 1,809,898
4.75%, 06/15/29 ................. 1,068 850,094
MGIC Investment Corp., 5.25%, 08/15/28 .. 1,182 1,072,346
Nationstar Mortgage Holdings, Inc.
(b)
6.00%, 01/15/27 ................. 3,541 3,151,490
5.13%, 12/15/30 ................. 670 500,983
5.75%, 11/15/31 ................. 1,240 951,228
Nationwide Building Society
(a)(c)(l)
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 5.39%), 5.88% ... GBP 3,534 3,632,314
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 5.63%), 5.75% ... 800 766,062
Nykredit Realkredit A/S, (EUR Swap Annual 5
Year + 4.57%), 4.13%
(a)(c)(l)
.......... EUR 1,200 1,048,687
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
.. USD 4,826 4,026,959
23,420,731
Tobacco — 0.0%
Altria Group, Inc.
5.80%, 02/14/39 ................. 200 170,888
5.95%, 02/14/49 ................. 1,142 932,727
3.70%, 02/04/51 ................. 385 225,116
BAT Capital Corp.
3.46%, 09/06/29 ................. 1,350 1,090,657
4.39%, 08/15/37 ................. 1,775 1,285,706
3.73%, 09/25/40 ................. 420 264,423
4.54%, 08/15/47 ................. 688 444,386
4.76%, 09/06/49 ................. 165 110,110
4,524,013
Security
Par (000)
Par (000) Value
Trading Companies & Distributors — 0.2%
Air Lease Corp.
3.38%, 07/01/25 ................. USD 1,400 $ 1,295,850
2.88%, 01/15/26 ................. 3,485 3,097,971
1.88%, 08/15/26 ................. 1,880 1,576,550
Aviation Capital Group LLC, 1.95%, 09/20/26
(b)
1,835 1,474,864
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
1,313 1,086,481
Fortress Transportation & Infrastructure
Investors LLC
(b)
6.50%, 10/01/25 ................. 1,729 1,659,209
9.75%, 08/01/27 ................. 308 313,570
5.50%, 05/01/28 ................. 2,086 1,744,178
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
.................... 729 503,632
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
.................... 326 275,460
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 2,627 2,485,799
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 5,370 4,630,014
United Rentals North America, Inc.
5.50%, 05/15/27 ................. 943 920,081
5.25%, 01/15/30 ................. 6 5,565
WESCO Distribution, Inc.
(b)
7.13%, 06/15/25 ................. 2,308 2,330,387
7.25%, 06/15/28 ................. 6,545 6,639,641
30,039,252
Transportation Infrastructure — 0.0%
(c)
Abertis Infraestructuras Finance BV, (EUR
Swap Annual 5 Year + 3.69%), 3.25%
(a)(l)
. EUR 600 490,900
Autostrade per l'Italia SpA
1.75%, 02/01/27 ................. 500 431,710
1.63%, 01/25/28 ................. 725 594,619
2.00%, 12/04/28 ................. 495 402,285
2.00%, 01/15/30 ................. 3,382 2,630,988
Getlink SE, 3.50%, 10/30/25 .......... 677 637,394
5,187,896
Water Utilities — 0.0%
Thames Water Kemble Finance plc, 4.63%,
05/19/26
(c)
.................... GBP 1,089 1,025,449
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV
3.63%, 04/22/29 ................. USD 1,300 1,144,650
4.38%, 04/22/49 ................. 550 428,588
Connect Finco SARL, 6.75%, 10/01/26
(b)
... 10,991 10,331,540
Globe Telecom, Inc., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
5.53%), 4.20%
(a)(c)(l)
.............. 1,770 1,486,579
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(b)(k)
....... 1,684 567,609
Matterhorn Telecom SA, 4.00%, 11/15/27
(c)
. EUR 1,100 959,365
Millicom International Cellular SA
(b)
5.13%, 01/15/28 ................. USD 1,719 1,463,621
4.50%, 04/27/31 ................. 1,727 1,291,796
Rogers Communications, Inc.
3.80%, 03/15/32
(b)
................ 775 659,828
4.30%, 02/15/48 ................. 77 56,149
4.35%, 05/01/49 ................. 351 257,710
3.70%, 11/15/49 ................. 240 156,798
4.55%, 03/15/52
(b)
................ 1,633 1,261,584
SoftBank Group Corp.
(c)
(USD Swap Rate 5 Year + 4.23%), 6.00%
(a)
(l)
.......................... 400 377,000
2.13%, 07/06/24 ................. EUR 1,370 1,263,556
4.50%, 04/20/25 ................. 200 184,718
4.75%, 07/30/25 ................. 1,783 1,621,368
Sprint Corp., 7.63%, 03/01/26 ......... USD 2,839 2,963,206

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Telefonica Europe BV, (EUR Swap Annual 8
Year + 2.97%), 3.88%
(a)(c)(l)
.......... EUR 800 $ 708,140
T-Mobile USA, Inc.
2.25%, 02/15/26 ................. USD 1,615 1,449,986
2.55%, 02/15/31 ................. 525 415,242
3.50%, 04/15/31 ................. 827 695,347
2.70%, 03/15/32 ................. 249 194,718
4.38%, 04/15/40 ................. 475 386,807
3.00%, 02/15/41 ................. 880 591,790
4.50%, 04/15/50 ................. 109 86,360
3.30%, 02/15/51 ................. 925 593,424
3.40%, 10/15/52 ................. 200 129,343
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(c)
................ GBP 900 841,091
4.25%, 01/31/31
(b)
................ USD 493 391,980
4.50%, 07/15/31
(c)
................ GBP 1,204 1,069,924
4.75%, 07/15/31
(b)
................ USD 8,258 6,672,960
Vodafone Group plc
6.15%, 02/27/37 ................. 100 94,144
5.25%, 05/30/48 ................. 722 590,340
(EUR Swap Annual 5 Year + 3.43%),
4.20%, 10/03/78
(a)(c)
............. EUR 732 640,292
(GBP Swap 5 Year + 3.27%), 4.88%,
10/03/78
(a)(c)
.................. GBP 1,125 1,142,134
(USD Swap Semi 5 Year + 4.87%), 7.00%,
04/04/79
(a)
................... USD 14,595 13,865,250
(EUR Swap Annual 5 Year + 3.00%),
2.63%, 08/27/80
(a)(c)
............. EUR 400 344,740
Series NC10, (EUR Swap Annual 5 Year +
3.23%), 3.00%, 08/27/80
(a)(c)
....... 400 305,962
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%),
3.25%, 06/04/81
(a)
.............. USD 7,145 5,728,647
63,414,286
Total Corporate Bonds — 29.6%
(Cost: $4,773,434,805) ........................... 4,008,895,183
Equity-Linked Notes
Aerospace & Defense — 0.1%
(b)
Citigroup Global Markets Holdings, Inc.
(Lockheed Martin Corp.), 13.55%, 11/03/22 3 1,259,863
HSBC Bank plc (AAR Corp.), 17.06%, 12/01/22 EUR 26 2,603,038
JPMorgan Structured Products BV (Boeing
Co.), 18.07%, 12/01/22 ............. GBP 276 2,597,150
UBS AG (Raytheon Technologies Corp.),
16.32%, 11/14/22 ................ USD 36 3,177,856
9,637,907
Air Freight & Logistics — 0.1%
BNP Paribas SA (United Parcel Service, Inc.),
14.66%, 12/14/22
(a)
............... 48 8,090,346
Societe Generale SA (FedEx Corp.),
15.54%, 11/14/22
(b)
............... 5 819,929
8,910,275
Airlines — 0.1%
UBS AG (Datalogic SpA), 13.50%, 11/30/22 . 254 8,582,336
Auto Components — 0.0%
Royal Bank of Canada (Lear Corp.),
28.51%, 11/03/22
(b)
............... 22 3,041,689
Automobiles — 0.1%
BNP Paribas SA (General Motors Co.),
27.24%, 11/21/22
(a)(b)
.............. 72 2,754,733
Citigroup Global Markets Holdings, Inc. (Tesla,
Inc.), 11.71%, 12/07/22 ............. 39 8,695,898
Security
Par (000)
Par (000) Value
Automobiles (continued)
Societe Generale SA (Ford Motor Co.),
17.53%, 12/16/22 ................ USD 665 $ 8,661,068
20,111,699
Banks — 0.3%
BMO Capital Markets Corp. (Citigroup, Inc.),
17.71%, 11/03/22
(b)
............... 81 3,699,070
Citigroup Global Markets Holdings, Inc.
(First Citizens BancShares, Inc.),
19.24%, 11/14/22
(b)
............... 5 4,049,250
HSBC Bank plc (Sanofi), 20.25%, 12/12/22 . EUR 50 4,170,696
JPMorgan Structured Products BV (Comerica,
Inc.), 15.97%, 11/17/22
(b)
............ USD 15 1,058,424
JPMorgan Structured Products BV (Wells
Fargo & Co.), 20.06%, 11/02/22
(b)
...... 98 4,368,388
Royal Bank of Canada (JPMorgan Chase &
Co.), 16.68%, 11/30/22 ............. 91 11,308,701
Royal Bank of Canada (KeyCorp.),
20.53%, 12/07/22 ................ 336 5,800,566
Royal Bank of Canada (Kotak Mahindra Bank
Ltd.), 16.84%, 12/14/22 ............ 68 8,306,823
Societe Generale SA (Kotak Mahindra Bank
Ltd.), 18.74%, 12/08/22
(b)
........... 19 2,187,753
44,949,671
Biotechnology — 0.1%
Royal Bank of Canada (Adbri Ltd.),
14.60%, 11/02/22
(b)
............... 73 10,309,373
Capital Markets — 0.2%
Barclays Bank plc (Netwealth Group Ltd.),
26.72%, 12/21/22 ................ 132 1,857,682
BNP Paribas SA (Invesco Ltd.),
34.65%, 11/21/22
(a)(b)
.............. 96 1,467,492
Citigroup Global Markets Holdings, Inc.
(Canaccord Genuity Group, Inc.),
16.60%, 11/30/22 ................ 81 8,554,229
Goldman Sachs International (Nasdaq, Inc.),
11.37%, 12/07/22 ................ 57 3,441,944
Royal Bank of Canada (Goldman Sachs Group,
Inc. (The)), 10.11%, 11/30/22 ......... 26 8,690,732
Royal Bank of Canada (Morgan Stanley),
13.17%, 11/30/22 ................ 102 8,453,398
32,465,477
Chemicals — 0.2%
BMO Capital Markets Corp. (PPG Industries,
Inc.), 20.12%, 11/25/22
(b)
............ 13 1,427,362
BNP Paribas SA (Corp Financiera Alba SA),
27.95%, 11/03/22
(a)(b)
.............. 20 5,469,744
Goldman Sachs International (Dow, Inc.),
18.08%, 12/07/22 ................ 175 8,160,768
Royal Bank of Canada (Ecolab, Inc.),
17.37%, 11/02/22
(b)
............... 33 5,187,801
Societe Generale SA (DuPont de Nemours,
Inc.), 8.93%, 11/02/22
(b)
............ 178 10,192,511
30,438,186
Commercial Services & Supplies — 0.1%
Citigroup Global Markets Holdings, Inc. (Waste
Management, Inc.), 13.51%, 12/16/22 ... 65 10,330,744
Communications Equipment — 0.0%
(b)
Citigroup Global Markets Holdings, Inc.
(Telefonaktiebolaget LM Ericsson),
20.05%, 11/14/22 ................ 72 402,467
Goldman Sachs International (Cisco Systems,
Inc.), 18.03%, 11/03/22 ............. 99 4,458,454
4,860,921

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Construction Materials — 0.1%
BNP Paribas SA (Vulcan Materials Co.),
17.23%, 11/03/22
(a)(b)
.............. USD 45 $ 7,315,205
Consumer Finance — 0.4%
BMO Capital Markets Corp. (Centuria Office
REIT), 23.72%, 11/25/22
(b)
........... 17 1,705,395
BNP Paribas SA (Discover Financial Services),
15.47%, 12/14/22
(a)
............... 81 8,383,852
BNP Paribas SA (Synchrony Financial),
16.09%, 12/14/22
(a)
............... 231 8,254,250
JPMorgan Structured Products BV (American
Express Co.), 13.35%, 11/18/22
(b)
...... 112 16,687,637
JPMorgan Structured Products BV (Discover
Financial Services), 14.59%, 11/18/22
(b)
.. 87 9,018,599
Royal Bank of Canada (American Express Co.),
11.99%, 12/14/22 ................ 73 10,863,852
54,913,585
Containers & Packaging — 0.1%
Credit Suisse AG (Sealed Air Corp.),
16.10%, 11/17/22
(b)
............... 51 2,422,920
Mizuho Markets Cayman LP (Graphic
Packaging Holding Co.), 14.55%, 12/14/22 183 4,219,167
Royal Bank of Canada (Sealed Air Corp.),
13.91%, 11/02/22
(b)
............... 112 5,340,735
11,982,822
Diversified Financial Services — 0.0%
Barclays Bank plc (Equitable Holdings, Inc.),
35.39%, 12/21/22 ................ 90 2,719,368
Societe Generale SA (Apollo Global
Management, Inc.), 31.11%, 12/14/22 ... 76 4,021,232
6,740,600
Diversified Telecommunication Services — 0.1%
Citigroup Global Markets Holdings, Inc.
(Verizon Communications, Inc.),
23.25%, 11/17/22
(b)
............... 75 2,846,001
JPMorgan Structured Products BV (AT&T, Inc.),
18.71%, 12/14/22 ................ 168 2,770,132
Royal Bank of Canada (AT&T, Inc.),
8.10%, 12/07/22 ................. 322 5,697,488
11,313,621
Electric Utilities — 0.0%
(b)
JPMorgan Structured Products BV (American
Electric Power Co., Inc.), 18.46%, 11/03/22
(c)
23 2,024,045
Royal Bank of Canada (Edison International),
19.09%, 11/14/22 ................ 32 1,882,968
3,907,013
Electrical Equipment — 0.1%
JPMorgan Structured Products BV (Eaton
Corp. plc), 10.70%, 11/02/22
(b)
........ 83 12,320,796
Electronic Equipment, Instruments & Components — 0.1%
Royal Bank of Canada (Corning, Inc.),
20.46%, 12/14/22 ................ 255 8,195,910
Energy Equipment & Services — 0.1%
Royal Bank of Canada (Halliburton Co.),
16.44%, 12/14/22 ................ 233 8,417,529
Entertainment — 0.1%
JPMorgan Structured Products BV (Electronic
Arts, Inc.), 12.92%, 11/02/22
(b)
........ 141 18,063,931
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) — 0.3%
Barclays Bank plc (SL Green Realty Corp.),
28.74%, 12/21/22 ................ USD 28 $ 1,101,384
BNP Paribas SA (Equinix, Inc.),
16.38%, 11/01/22
(b)
............... 17 9,663,156
Goldman Sachs International (Prologis, Inc.),
10.95%, 12/07/22 ................ 78 8,535,458
JPMorgan Structured Products BV (American
Tower Corp.), 16.25%, 11/18/22
(b)
...... 60 12,642,955
JPMorgan Structured Products BV
(Frasers Logistics & Commercial Trust),
13.90%, 11/03/22
(b)
............... 28 5,286,216
37,229,169
Food & Staples Retailing — 0.3%
BNP Paribas SA (Walmart, Inc.),
17.10%, 12/08/22
(a)(b)
.............. 9 1,184,901
Credit Suisse AG (Kroger Co. (The)),
18.00%, 12/01/22
(b)
............... 376 17,183,147
Goldman Sachs International (Tractor Supply
Co.), 11.76%, 12/07/22 ............. 17 3,534,244
Societe Generale SA (Walmart, Inc.),
10.69%, 11/16/22
(b)
............... 95 13,208,393
35,110,685
Food Products — 0.0%
Barclays Bank plc (Mondelez International,
Inc.), 18.77%, 12/21/22 ............. 18 1,103,948
Societe Generale SA (Kraft Heinz Co. (The)),
24.86%, 12/14/22 ................ 67 2,533,199
3,637,147
Health Care Equipment & Supplies — 0.2%
(b)
BNP Paribas SA (Becton Dickinson and Co.),
14.05%, 11/03/22
(a)
............... 45 10,520,837
BNP Paribas SA (Hologic, Inc.),
9.65%, 11/01/22 ................. 88 5,869,555
Goldman Sachs International (Zimmer Biomet
Holdings, Inc.), 16.55%, 11/21/22 ...... 33 3,733,135
UBS AG (Medtronic plc), 13.05%, 11/21/22 . 57 4,912,667
25,036,194
Health Care Providers & Services — 0.6%
BMO Capital Markets Corp. (Cigna Corp.),
19.80%, 12/14/22 ................ 11 3,339,817
BMO Capital Markets Corp. (Laboratory Corp.
of America Holdings), 21.60%, 12/14/22 . 13 2,878,641
BNP Paribas SA (Elevance Health, Inc.),
16.46%, 11/21/22
(a)(b)
.............. 6 2,901,714
BNP Paribas SA (Humana, Inc.)
14.73%, 11/01/22
(b)
............... 28 14,698,460
19.67%, 12/08/22
(a)(b)
.............. 5 2,561,904
BNP Paribas SA (McKesson Corp.),
17.86%, 11/01/22
(a)(b)
.............. 25 9,122,302
Credit Suisse AG (CVS Health Corp.),
15.20%, 11/02/22
(b)
............... 121 11,419,820
Merrill Lynch International & Co. (Cardinal
Health, Inc.), 19.33%, 12/21/22 ....... 46 3,453,434
Royal Bank of Canada (Cigna Corp.),
14.13%, 11/04/22
(b)
............... 29 8,651,602
Royal Bank of Canada (UnitedHealth Group,
Inc.)
13.75%, 11/10/22
(b)
............... 8 4,639,675
9.90%, 11/30/22 ................. 21 11,337,866
75,005,235

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 0.3%
BNP Paribas SA (Marriott International, Inc.),
11.80%, 11/02/22
(b)
................ USD 68 $ 10,912,354
BNP Paribas SA (MGM Resorts International),
30.52%, 11/02/22
(a)(b)
.............. 116 3,819,795
Societe Generale SA (Hilton Worldwide
Holdings, Inc.), 10.82%, 12/16/22 ...... 65 8,644,036
Societe Generale SA (McDonald's Corp.),
8.54%, 12/16/22 ................. 43 11,504,541
34,880,726
Household Durables — 0.1%
(b)
BNP Paribas SA (DR Horton, Inc.),
10.36%, 11/04/22 ................ 140 10,783,922
BNP Paribas SA (Kraft Heinz Co. (The)),
18.61%, 12/07/22 ................ 98 4,265,130
15,049,052
Industrial Conglomerates — 0.1%
(b)
BNP Paribas SA (Honeywell International, Inc.),
12.02%, 11/18/22 ................ 99 18,667,832
HSBC Bank plc (Siemens AG),
16.29%, 12/01/22 ................ EUR 10 1,124,489
19,792,321
Insurance — 0.2%
Bank of Montreal (Fidelity National Financial,
Inc.), 16.09%, 11/25/22
(b)
............ USD 72 2,692,008
BNP Paribas SA (American International
Group, Inc.), 16.44%, 11/25/22
(a)(b)
..... 69 3,648,775
BNP Paribas SA (Willis Towers Watson plc),
20.41%, 12/08/22
(a)(b)
.............. 17 3,567,795
Goldman Sachs International (Marsh &
McLennan Cos., Inc.), 5.59%, 12/07/22 .. 69 11,152,389
HSBC Bank plc (Prudential plc),
18.26%, 12/01/22
(b)
............... GBP 246 2,318,304
JPMorgan Structured Products BV (MetLife,
Inc.), 12.47%, 11/03/22
(b)
............ USD 96 6,766,436
30,145,707
Internet & Direct Marketing Retail — 0.1%
BNP Paribas SA (Amazon.com, Inc.),
14.06%, 12/14/22
(a)
............... 134 13,954,353
IT Services — 0.2%
BNP Paribas SA (Accenture plc),
16.31%, 12/16/22
(a)(b)
.............. 33 9,093,498
Goldman Sachs International (Cognizant
Technology Solutions Corp.),
17.78%, 11/03/22
(b)
............... 75 4,647,046
Royal Bank of Canada (Fidelity National
Information Services, Inc.)
16.35%, 11/04/22
(b)
............... 54 4,499,582
20.34%, 11/14/22
(b)
............... 31 2,546,249
UBS AG (SS&C Technologies Holdings, Inc.),
16.22%, 11/14/22
(b)
............... 49 2,481,070
23,267,445
Machinery — 0.3%
Societe Generale SA (Spirax-Sarco
Engineering plc)
15.80%, 11/22/22 ................ 3 9,737,515
7.09%, 11/23/22 ................. 3 11,201,575
15.59%, 12/02/22 ................ 3 9,741,000
7.67%, 12/07/22 ................. 3 11,203,230
41,883,320
Security
Par (000)
Par (000) Value
Media — 0.0%
(b)
JPMorgan Structured Products BV (Publicis
Groupe SA), 20.80%, 11/10/22 ........ EUR 21 $ 1,078,456
Societe Generale SA (Comcast Corp.),
16.47%, 11/14/22 ................ USD 91 2,902,090
3,980,546
Metals & Mining — 0.1%
Citigroup Global Markets Holdings, Inc. (Nucor
Corp.), 10.11%, 12/07/22 ........... 43 5,616,068
Goldman Sachs International (Alcoa Corp.),
15.26%, 12/07/22 ................ 205 8,059,619
13,675,687
Multiline Retail — 0.1%
Merrill Lynch International & Co. (Vinci SA),
14.48%, 11/25/22
(b)
............... 7 1,792,698
Royal Bank of Canada (Macy's, Inc.),
15.66%, 11/30/22 ................ 431 8,850,706
UBS AG (Vinci SA), 10.30%, 11/30/22 ..... 34 8,510,063
19,153,467
Multi-Utilities — 0.0%
(b)
BMO Capital Markets Corp. (Sempra Energy),
12.71%, 11/25/22 ................ 11 1,610,146
BNP Paribas SA (Public Service Enterprise
Group, Inc.), 14.35%, 11/21/22
(a)
...... 38 2,151,869
Merrill Lynch International & Co. (Ameren
Corp.), 14.73%, 11/25/22 ........... 7 591,846
4,353,861
Oil, Gas & Consumable Fuels — 0.6%
BNP Paribas SA (Williams Cos., Inc. (The)),
19.95%, 12/08/22
(a)(b)
.............. 45 1,415,847
Citigroup Global Markets Holdings, Inc. (EQT
AB), 18.27%, 11/14/22
(b)
............ 71 2,992,359
Credit Suisse AG (Shell plc),
21.45%, 11/10/22
(b)
............... GBP 75 2,056,844
JPMorgan Structured Products BV (BP plc),
19.01%, 12/01/22
(b)
............... 884 4,831,336
JPMorgan Structured Products BV (Occidental
Petroleum Corp.), 12.58%, 11/02/22
(b)
... USD 134 9,651,057
JPMorgan Structured Products BV (Pioneer
Natural Resources Co.), 10.37%, 11/01/22
(b)
61 15,676,842
Nomura Bank International plc (Marathon
Petroleum Corp.), 10.84%, 11/02/22
(b)
... 108 12,220,698
Royal Bank of Canada (Exxon Mobil Corp.),
15.45%, 12/14/22 ................ 102 11,214,873
Royal Bank of Canada (Hess Corp.),
33.27%, 12/08/22
(b)
............... 17 2,278,703
Societe Generale SA (ConocoPhillips),
29.15%, 11/03/22
(b)
............... 15 1,864,608
Societe Generale SA (Williams Cos., Inc.
(The)), 21.73%, 11/02/22
(b)
.......... 452 14,797,105
79,000,272
Personal Products — 0.0%
BNP Paribas SA (Unilever plc),
19.34%, 11/25/22
(a)(b)
.............. 75 3,357,281
Pharmaceuticals — 0.3%
BNP Paribas SA (Novo Nordisk A/S),
24.18%, 12/08/22
(a)(b)
.............. 8 895,438
Citigroup Global Markets Holdings, Inc. (Eli Lilly
& Co.), 15.77%, 11/01/22
(b)
.......... 56 18,866,143
Credit Suisse AG (Pfizer, Inc.),
13.95%, 11/02/22
(b)
............... 192 8,936,384
HSBC Bank plc (Bayer AG), 19.25%, 12/12/22 EUR 74 3,818,986
Royal Bank of Canada (AstraZeneca plc),
17.23%, 12/01/22
(b)
............... GBP 46 5,334,558

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Royal Bank of Canada (Zoetis, Inc.),
16.67%, 11/04/22
(b)
............... USD 45 $ 6,730,569
Societe Generale SA (Merck & Co., Inc.),
14.55%, 11/03/22
(b)
............... 14 1,227,527
45,809,605
Professional Services — 0.0%
Toronto-Dominion Bank (The) (Leidos Holdings,
Inc.), 16.29%, 11/15/22
(b)
............ 24 2,215,060
Road & Rail — 0.1%
Societe Generale SA (Old Dominion Freight
Line, Inc.), 13.00%, 12/16/22 ......... 33 8,708,492
Semiconductors & Semiconductor Equipment — 0.2%
BNP Paribas SA (QUALCOMM, Inc.),
20.04%, 11/03/22
(a)(b)
.............. 29 3,378,993
Citigroup Global Markets Holdings, Inc.
(NVIDIA Corp.), 13.63%, 11/15/22
(b)
.... 52 7,051,532
Merrill Lynch International & Co. (Broadcom,
Inc.), 15.41%, 11/21/22
(b)(c)
........... 5 2,173,842
Societe Generale SA (KLA Corp.),
13.55%, 12/16/22 ................ 28 8,632,214
21,236,581
Software — 0.7%
BNP Paribas SA (Fair Isaac Corp.),
21.23%, 11/10/22
(a)(b)
.............. 16 7,292,419
Citigroup Global Markets Holdings, Inc.
(Microsoft Corp.), 16.53%, 11/14/22
(b)
... 8 1,773,505
Citigroup Global Markets Holdings, Inc.
(Salesforce, Inc.), 19.14%, 12/01/22
(b)
... 59 9,208,691
Citigroup Global Markets Holdings, Inc.
(ServiceNow, Inc.), 13.62%, 12/16/22 ... 23 9,737,570
Credit Suisse AG (Oracle Corp.),
12.10%, 12/01/22
(b)
............... 268 18,031,566
Credit Suisse AG (Palo Alto Networks, Inc.),
15.65%, 11/18/22
(b)
............... 16 8,273,207
Credit Suisse AG (Synopsys, Inc.),
11.55%, 11/02/22
(b)
................ 40 11,747,009
Royal Bank of Canada (Cadence Design
Systems, Inc.), 10.86%, 12/14/22 ...... 53 8,028,128
Royal Bank of Canada (Microsoft Corp.),
13.43%, 12/14/22 ................ 64 15,156,197
89,248,292
Specialty Retail — 0.5%
BNP Paribas SA (AutoZone, Inc.),
12.00%, 11/04/22
(b)
............... 6 12,882,624
Citigroup Global Markets Holdings, Inc.
(O'Reilly Automotive, Inc.), 8.72%, 12/16/22 11 8,621,451
Citigroup Global Markets Holdings, Inc. (Ross
Stores, Inc.), 19.60%, 11/17/22
(b)
...... 21 1,974,205
JPMorgan Structured Products BV (Simon
Property Group, Inc.), 16.46%, 11/01/22
(b)
122 13,016,226
Royal Bank of Canada (Home Depot, Inc.
(The)), 16.10%, 11/15/22
(b)
.......... 44 12,853,651
Royal Bank of Canada (Lowe's Cos., Inc.),
22.47%, 11/15/22
(b)
............... 65 12,641,409
UBS AG (Ulta Beauty, Inc.), 12.80%, 11/30/22 20 8,376,281
70,365,847
Technology Hardware, Storage & Peripherals — 0.4%
Credit Suisse AG (Apple, Inc.),
17.40%, 11/23/22
(b)
............... 234 34,927,007
Royal Bank of Canada (Apple, Inc.),
11.94%, 12/14/22 ................ 106 16,265,052
51,192,059
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods — 0.0%
Barclays Bank plc (Ralph Lauren Corp.),
24.19%, 12/21/22 ................ USD 24 $ 2,213,959
Tobacco — 0.2%
Citigroup Global Markets Holdings, Inc. (Altria
Group, Inc.), 7.80%, 12/16/22 ........ 228 10,370,174
Citigroup Global Markets Holdings, Inc. (Philip
Morris International, Inc.), 7.67%, 12/07/22 126 11,346,129
Merrill Lynch International & Co. (Altria Group,
Inc.), 18.95%, 12/21/22 ............. 56 2,597,268
Royal Bank of Canada (British American
Tobacco plc), 20.85%, 12/12/22 ....... GBP 60 2,321,965
26,635,536
Trading Companies & Distributors — 0.1%
Societe Generale SA (United Rentals, Inc.),
13.59%, 12/16/22 ................ USD 29 8,650,502
Wireless Telecommunication Services — 0.0%
(b)
Credit Suisse AG (Vodafone Group plc),
19.25%, 11/10/22 ................ GBP 2,508 2,929,513
Royal Bank of Canada (Rogers
Communications, Inc.), 14.26%, 11/03/22 CAD 60 2,477,417
5,406,930
Total Equity-Linked Notes — 8.4%
(Cost: $1,114,244,672) ........................... 1,137,004,621
Floating Rate Loan Interests
Aerospace & Defense — 0.1%
(a)
Atlas CC Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.25%),
7.32%
,
 05/25/28 ................. USD 2,659 2,332,929
Atlas CC Acquisition Corp., 1st Lien Term
Loan C, (LIBOR USD 3 Month + 4.25%),
7.32%
,
 05/25/28 ................. 541 474,494
COBHAM Ultra SeniorCo SARL, Facility Term
Loan B, (LIBOR USD 6 Month + 3.75%),
7.06%
,
 08/03/29 ................. 605 582,313
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
7.25%
,
 04/06/26 ................. 2,833 2,652,756
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 1 Month + 3.50%),
7.25%
,
 04/06/26 ................. 1,523 1,425,997
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 7.50%
,
 02/01/28 2,606 2,504,906
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 11.16%
,
 02/01/29 1,118 1,059,187
TransDigm, Inc., Term Loan F, (LIBOR USD 3
Month + 2.25%), 5.92%
,
 12/09/25 ..... 1,964 1,915,639
TransDigm, Inc., Term Loan G, (LIBOR USD 3
Month + 2.25%), 5.92%
,
 08/22/24 ..... 939 922,895
13,871,116
Airlines — 0.1%
(a)
AAdvantage Loyality IP Ltd., Term Loan,
(LIBOR USD 3 Month + 4.75%),
8.99%
,
 04/20/28 ................. 2,258 2,233,026
Air Canada, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 6.42%
,
 08/11/28 .......... 2,305 2,247,203
American Airlines, Inc., Term Loan
(LIBOR USD 1 Month + 2.00%),
5.41%, 12/15/23 ............... 1,288 1,281,050
(LIBOR USD 1 Month + 1.75%),
5.35%, 06/27/25 ............... 1,810 1,708,187

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Airlines (continued)
(LIBOR USD 1 Month + 1.75%),
5.50%, 01/29/27 ............... USD 818 $ 759,699
Kestrel Bidco, Inc., Term Loan, (LIBOR USD 1
Month + 3.00%), 5.99% - 6.49%
,
 12/11/26 1,004 871,910
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 8.78%
,
 06/21/27 3,130 3,191,443
United Airlines, Inc., Term Loan B, (LIBOR USD
3 Month + 3.75%), 8.11%
,
 04/21/28 .... 2,484 2,419,822
14,712,340
Auto Components — 0.0%
(a)
Adient US LLC, Term Loan B1, (LIBOR USD 1
Month + 3.25%), 7.00%
,
 04/10/28 ..... 924 891,719
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 7.00%
,
 04/30/26 4,014 3,894,982
RealTruck Group, Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 7.25%
,
 01/31/28 40 34,168
4,820,869
Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 8.00%
,
 12/12/25
(a)
.... 1,935 1,896,629
Banks — 0.1%
CML Hyatt Lost Pines, Term Loan, (LIBOR
USD 1 Month + 0.00%), 0.00% -
13.48%
,
 01/01/28
(a)(e)
.............. 10,600 10,348,081
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan, (SOFR 3
Month + 3.25%), 6.90%
,
 01/24/29 ..... 5,360 4,883,381
Naked Juice LLC, 2nd Lien Term Loan, (SOFR
3 Month + 6.00%), 9.65%
,
 01/24/30 .... 1,710 1,480,757
6,364,138
Building Products — 0.0%
(a)
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month + 3.25%),
6.59%
,
 04/12/28 ................. 343 286,785
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25% -
7.25%
,
 11/23/27 ................. 2,121 1,785,310
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
7.25%
,
 10/02/28 ................. 797 707,627
CP Iris Holdco I, Inc., Delayed Draw 1st Lien
Term Loan, (LIBOR USD 3 Month + 0.00%),
3.50% - 7.13%
,
 10/02/28 ........... 15 13,547
Jeld-Wen, Inc., Term Loan, (LIBOR USD 1
Month + 2.25%), 6.00%
,
 07/28/28 ..... 1,316 1,209,244
Wilsonart LLC, Term Loan E, (LIBOR USD 3
Month + 3.25%), 6.93%
,
 12/31/26 ..... 2,037 1,885,327
5,887,840
Capital Markets — 0.2%
(a)
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
8.25%
,
 07/31/26 ................. 1,447 1,388,327
Azalea TopCo, Inc., 1st Lien Term Loan
(LIBOR USD 1 Month + 3.50%),
6.62%, 07/24/26 ............... 1,668 1,555,292
(LIBOR USD 1 Month + 3.75%),
7.50%, 07/24/26 ............... 783 728,642
Castlelake Aviation One DAC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
6.04%
,
 10/22/26 ................. 1,600 1,569,908
Security
Par (000)
Par (000) Value
Capital Markets (continued)
CML Paradise Plaza, Term Loan, (LIBOR
USD 3 Month + 0.00%), 0.00% -
13.48%
,
 01/01/28
(e)
............... USD 9,417 $ 9,083,861
Focus Financial Partners LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
6.25%
,
 06/30/28 ................. 1,626 1,586,544
Greenhill & Co., Inc., Term Loan, (LIBOR USD
3 Month + 3.25%), 6.32%
,
 04/12/24 .... 975 948,048
Ion Trading Finance Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 8.42%
,
 04/01/28 719 666,931
Mercury Borrower, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
7.19%
,
 08/02/28
(e)
................ 2,328 2,176,974
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
9.76%
,
 11/28/23 ................. 785 783,456
20,487,983
Chemicals — 0.2%
(a)
ARC Falcon I, Inc., Delayed Draw Term Loan,
09/30/28
(o)
..................... 165 146,932
ARC Falcon I, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 7.50%
,
 09/30/28 ..... 1,124 998,937
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 4.00%),
7.58%
,
 11/24/27 ................. 946 885,959
Ascend Performance Materials Operations
LLC, Term Loan, (SOFR 6 Month + 4.75%),
8.83%
,
 08/27/26 ................. 2,545 2,491,366
Axalta Coating Systems Dutch Holding B BV,
Term Loan B3, (LIBOR USD 3 Month +
1.75%), 5.42%
,
 06/01/24 ........... 1,283 1,267,243
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
7.42%
,
 12/29/27 ................. 862 679,157
Discovery Purchaser Corp., 1st Lien
Term Loan, (SOFR 3 Month + 4.38%),
7.97%
,
 10/04/29 ................. 1,712 1,561,772
Ecovyst Catalyst Technologies LLC, Term
Loan, (LIBOR USD 3 Month + 2.50%),
6.91%
,
 06/09/28 ................. 1,635 1,576,032
Element Solutions, Inc., Term Loan B1, (LIBOR
USD 1 Month + 2.00%), 5.12%
,
 01/31/26 2,209 2,196,702
Herens Holdco SARL, Facility Term Loan
B, (LIBOR USD 3 Month + 4.00%),
7.67%
,
 07/03/28 ................. 1,394 1,224,398
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
7.25%
,
 06/30/27 ................. 1,012 942,578
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
6.17%
,
 03/02/26 ................. 1,948 1,912,426
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 7.01%
,
 05/15/24 ........... 1,617 1,593,958
Oxea Holding Vier GMBH, Term Loan
B2, (LIBOR USD 3 Month + 3.25%),
7.00%
,
 10/14/24 ................. 1,886 1,716,312
Sparta US HoldCo LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
6.38%
,
 08/02/28 ................. 1,315 1,245,577

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Chemicals (continued)
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 7.44%
,
 09/22/28 USD 862 $ 826,638
21,265,987
Commercial Services & Supplies — 0.2%
(a)
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
7.50%
,
 05/12/28 ................. 2,913 2,638,523
Amentum Government Services Holdings
LLC, 1st Lien Term Loan, (SOFR 6 Month +
4.00%), 7.21% - 7.56%
,
 02/15/29 ...... 1,398 1,350,708
Aramark Intermediate HoldCo Corp., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
5.50%
,
 03/11/25 ................. 1,950 1,890,681
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 4.87%
,
 09/07/27 2,271 2,234,262
Covanta Holding Corp., Term Loan B, (LIBOR
USD 1 Month + 2.50%), 6.25%
,
 11/30/28 . 1,890 1,863,235
Covanta Holding Corp., Term Loan C, (LIBOR
USD 1 Month + 2.50%), 6.25%
,
 11/30/28 . 142 140,270
LABL, Inc., Term Loan, (LIBOR USD 1 Month +
5.00%), 8.12%
,
 10/29/28 ........... 1,358 1,250,452
PECF USS Intermediate Holding III Corp.,
Term Loan, (LIBOR USD 1 Month + 4.25%),
8.00%
,
 12/15/28 ................. 1,182 907,628
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
2.75%), 6.50%
,
 09/23/26 ........... 1,954 1,924,557
Tempo Acquisition LLC, Term Loan B1, (SOFR
1 Month + 3.00%), 6.73%
,
 08/31/28 .... 5,120 5,044,399
TruGreen Ltd. Partnership, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
7.75%
,
 11/02/27 ................. 1,389 1,281,725
Viad Corp., Term Loan, (LIBOR USD 1 Month +
5.00%), 8.75%
,
 07/30/28 ........... 1,335 1,252,372
21,778,812
Communications Equipment — 0.0%
ViaSat, Inc., Term Loan, (SOFR 1 Month +
4.50%), 8.34%
,
 03/02/29
(a)
.......... 1,812 1,706,695
Construction & Engineering — 0.1%
(a)
Brand Industrial Services, Inc., Term Loan,
(LIBOR USD 3 Month + 4.25%), 7.03% -
8.03%
,
 06/21/24 ................. 3,164 2,731,151
Hilton Washington Dupont Hotel, Term Loan,
(LIBOR USD 1 Month + 0.00%), 0.00% -
13.48%
,
 08/01/24
(e)
............... 14,621 13,370,342
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 6.76%
,
 01/21/28 ........... 981 961,042
USIC Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%),
7.25%
,
 05/12/28 ................. 1,329 1,260,195
18,322,730
Construction Materials — 0.0%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 5.75%
,
 01/15/27 ........... 1,627 1,591,375
New AMI I LLC, 1st Lien Term Loan, (SOFR 1
Month + 6.00%), 9.73%
,
 03/08/29 ..... 1,582 1,298,207
Oscar AcquisitionCo LLC, Term Loan B, (SOFR
3 Month + 4.50%), 8.15%
,
 04/29/29 .... 1,185 1,069,593
Standard Industries, Inc., Term Loan, (LIBOR
USD 3 Month + 2.50%), 6.68%
,
 09/22/28 1,289 1,260,506
Security
Par (000)
Par (000) Value
Construction Materials (continued)
TAMKO Building Products LLC, Term Loan,
(LIBOR USD 3 Month + 3.00%), 6.07% -
7.41%
,
 05/29/26 ................. USD 850 $ 819,933
6,039,614
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
7.50%
,
 12/01/27 ................. 1,649 1,595,051
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
7.02%
,
 04/03/24 ................. 2,620 2,488,857
Pactiv Evergreen, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.25%), 7.00%
,
 02/05/26 998 969,342
Tosca Services LLC, Term Loan, (SOFR 1
Month + 3.50%), 7.34%
,
 08/18/27 ..... 1,221 1,044,370
Trident TPI Holdings, Inc., Delayed Draw Term
Loan B3, (LIBOR USD 3 Month + 0.00%),
4.00% - 7.77%
,
 09/15/28 ........... 106 100,313
Trident TPI Holdings, Inc., Term Loan
B3, (LIBOR USD 3 Month + 4.00%),
7.67%
,
 09/15/28 ................. 1,189 1,125,067
7,323,000
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 3.75%), 8.16%
,
 10/28/27
(a)
1,331 1,214,295
Diversified Consumer Services — 0.1%
(a)
Ascend Learning LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
6.62%
,
 12/11/28 ................. 1,673 1,531,529
Ascend Learning LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
9.50%
,
 12/10/29 ................. 1,629 1,378,541
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
6.01%
,
 11/24/28 ................. 1,653 1,609,662
Sotheby's, Term Loan, (LIBOR USD 3 Month +
4.50%), 8.58%
,
 01/15/27 ........... 2,780 2,713,833
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.25%),
7.92%
,
 07/30/25 ................. 995 952,074
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.00%), 8.67%
,
 09/01/25 ..... 3,914 3,137,843
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.00%),
6.75%
,
 02/05/26 ................. 2,343 2,193,393
WCG Purchaser Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.00%), 7.12% -
7.67%
,
 01/08/27 ................. 1,325 1,253,072
14,769,947
Diversified Financial Services — 0.9%
(a)
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 6.77%
,
 03/10/28
(e)
1,180 1,168,173
Belron Finance LLC, Term Loan, (LIBOR USD
3 Month + 2.25%), 6.69%
,
 10/30/26 .... 1,296 1,271,455
Belron Group SA, Term Loan, (LIBOR USD 3
Month + 2.50%), 5.38%
,
 04/13/28 ..... 790 775,229
CML ST Regis Aspen, Term Loan, (LIBOR
USD 3 Month + 0.00%), 0.00% -
13.48%
,
 01/01/28
(e)
............... 11,991 11,472,943

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Colorado Plaza, Term Loan, (LIBOR
USD 1 Month + 0.00%), 0.00% -
13.48%
,
 05/15/24
(e)
............... USD 7,906 $ 7,220,521
Deerfield Dakota Holding LLC, 1st Lien
Term Loan, (SOFR 1 Month + 3.75%),
6.78%
,
 04/09/27 ................. 4,006 3,780,760
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
9.87%
,
 04/07/28 ................. 1,440 1,387,800
Houston Center, Term Loan, (LIBOR
USD 1 Month + 0.00%), 0.00% -
13.48%
,
 12/09/22
(e)
............... 40,436 38,764,758
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
6.00%
,
 03/24/25 ................. 2,447 2,392,051
Park Avenue Tower, Term Loan, (LIBOR
USD 1 Month + 0.00%), 0.00% -
13.48%
,
 08/01/24
(e)
............... 31,329 30,711,162
Sheraton Austin, Term Loan, (LIBOR
USD 3 Month + 0.00%), 0.00% -
13.48%
,
 01/01/28
(e)
............... 8,491 8,152,706
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.75%),
7.16%
,
 12/11/26
(e)
................ 3,147 2,848,035
The Vinoy St. Petersburg, Term Loan,
(LIBOR USD 1 Month + 0.00%), 0.00% -
13.48%
,
 01/01/38
(e)
............... 11,127 10,742,687
Travelport Finance SARL, 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.00%),
10.42%
,
 05/29/26 ................ 1,312 877,589
Travelport Finance SARL, Term Loan, (LIBOR
USD 3 Month + 1.50%), 5.17%
,
 02/28/25 1,454 1,424,705
UPC Financing Partnership, Facility Term
Loan AX, (LIBOR USD 1 Month + 2.93%),
6.34%
,
 01/31/29 ................. 646 630,970
White Cap Supply Holdings LLC, Term Loan,
(SOFR 1 Month + 3.75%), 7.48%
,
 10/19/27 1,290 1,218,735
124,840,279
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, Term Loan
(LIBOR USD 3 Month + 2.75%),
6.83%, 07/15/25 ............... 942 883,744
(LIBOR USD 3 Month + 2.75%),
6.83%, 01/31/26 ............... 463 433,072
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 6.91%
,
 08/14/26 .... 1,909 1,745,058
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 6.66%
,
 11/30/27 . 770 750,638
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 7.26%
,
 12/11/26 .... 5,664 5,465,542
Consolidated Communications, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.50%),
7.25%
,
 10/02/27 ................. 1,328 1,106,012
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
7.44%
,
 05/01/28 ................. 1,345 1,268,005
Iridium Satellite LLC, Term Loan B2, (LIBOR
USD 1 Month + 2.50%), 6.25%
,
 11/04/26 . 2,221 2,184,305
Level 3 Financing, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 5.50%
,
 03/01/27 1,115 1,058,202
Orbcomm, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.25%), 7.32% -
8.00%
,
 09/01/28 ................. 1,179 1,047,916
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Radiate Holdco LLC, Term Loan, (LIBOR USD
1 Month + 3.25%), 7.00%
,
 09/25/26 .... USD 1,688 $ 1,541,856
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month + 2.50%),
5.91%
,
 01/31/28 ................. 462 452,528
Virgin Media Bristol LLC, Facility Term Loan
Q, (LIBOR USD 1 Month + 3.25%),
6.66%
,
 01/31/29 ................. 795 781,533
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 6.75%
,
 03/09/27 2,529 2,043,277
20,761,688
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co. LP, Term
Loan B, (LIBOR USD 1 Month + 2.00%),
5.75%
,
 01/15/25 ................. 783 770,177
Edgewater Generation LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
7.50%
,
 12/13/25 ................. 704 628,382
1,398,559
Electrical Equipment — 0.0%
(a)
Arcline FM Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.75%),
8.39%
,
 06/23/28 ................. 1,672 1,577,816
AZZ, Inc., Term Loan, (SOFR 3 Month +
4.25%), 6.98% - 7.38%
,
 05/13/29 ...... 633 627,286
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.00%), 6.75%
,
 02/12/25 545 515,933
2,721,035
Electronic Equipment, Instruments & Components — 0.0%
Coherent Corp., Term Loan B, (LIBOR USD 1
Month + 2.75%), 5.88%
,
 07/02/29
(a)
.... 1,300 1,263,171
Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, Term Loan
(a)
(LIBOR USD 1 Month + 3.00%),
6.75%, 06/28/24 ............... 41 25,670
(LIBOR USD 1 Month + 1.00%),
4.75%, 06/30/25 ............... 400 208,120
233,790
Entertainment — 0.2%
(a)
AMC Entertainment Holdings, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.00%),
6.31%
,
 04/22/26 ................. 1,790 1,267,569
City Football Group Ltd., Term Loan, (LIBOR
USD 3 Month + 3.50%), 6.48%
,
 07/21/28 1,455 1,349,069
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
7.26%
,
 07/03/24 ................. 2,954 2,874,092
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
5.31%
,
 10/19/26 ................. 4,477 4,325,746
NASCAR Holdings LLC, Term Loan, 10/19/26
(o)
527 524,362
Playtika Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 6.50%
,
 03/13/28 1,952 1,896,678
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
6.37%
,
 05/30/25 ................. 86 82,997
SMG US Midco 2, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.50%),
6.91%
,
 01/23/25 ................. 1,322 1,250,612

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Entertainment (continued)
UFC Holdings LLC, 1st Lien Term Loan
B3, (LIBOR USD 3 Month + 2.75%),
7.11%
,
 04/29/26 ................. USD 1,676 $ 1,635,981
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (LIBOR USD 1
Month + 2.75%), 6.51%
,
 05/18/25 ..... 3,598 3,494,884
WMG Acquisition Corp., Term Loan G, (LIBOR
USD 1 Month + 2.13%), 5.88%
,
 01/20/28 2,952 2,874,123
21,576,113
Equity Real Estate Investment Trusts (REITs) — 0.0%
RHP Hotel Properties LP, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 5.76%
,
 05/11/24
(a)
2,245 2,209,475
Food & Staples Retailing — 0.0%
US Foods, Inc., Term Loan B
(a)
(LIBOR USD 1 Month + 2.00%),
5.75%, 09/13/26 ............... 1,827 1,790,198
(LIBOR USD 1 Month + 2.75%),
6.50%, 11/22/28 ............... 1,054 1,035,325
2,825,523
Food Products — 0.1%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
6.87%
,
 10/01/25 ................. 1,807 1,565,083
B&G Foods, Inc., Term Loan B4, (LIBOR USD
1 Month + 2.50%), 6.25%
,
 10/10/26 .... 218 205,282
Chobani LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 7.25%
,
 10/25/27 ..... 4,021 3,644,597
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
6.00%
,
 01/29/27 ................. 4,014 3,869,790
Hostess Brands LLC, 1st Lien Term Loan B,
(LIBOR USD 3 Month + 2.25%), 6.00% -
6.66%
,
 08/03/25 ................. 1,660 1,631,859
Nomad Foods Ltd., Facility Term Loan
B4, (LIBOR USD 3 Month + 2.25%),
5.16%
,
 05/15/24 ................. 489 483,291
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
7.91%
,
 06/08/28 ................. 1,652 1,579,074
Triton Water Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
7.17%
,
 03/31/28 ................. 2,407 2,133,276
Utz Quality Foods LLC, 1st Lien Term Loan,
(SOFR 1 Month + 3.00%), 6.84%
,
 01/20/28 2,922 2,862,669
17,974,921
Health Care Equipment & Supplies — 0.1%
(a)
Chariot Buyer LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 7.25%
,
 11/03/28 . 3,183 2,883,856
Insulet Corp., Term Loan B, (LIBOR USD 1
Month + 3.25%), 7.00%
,
 05/04/28 ..... 892 870,534
Medline Borrower LP, Term Loan, (LIBOR USD
1 Month + 3.25%), 7.00%
,
 10/23/28 .... 6,133 5,631,911
9,386,301
Health Care Providers & Services — 0.1%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
6.37%
,
 09/29/28 ................. 1,631 1,580,490
CNT Holding I Corp., 1st Lien Term Loan,
(SOFR 3 Month + 3.50%), 7.24%
,
 11/08/27 1,596 1,551,247
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Electron Bidco, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.00%),
6.75%
,
 11/01/28 ................. USD 2,308 $ 2,227,944
Envision Healthcare Corp., Term Loan
(SOFR 1 Month + 4.25%), 6.83%, 03/31/27 1,861 725,607
(SOFR 1 Month + 7.88%), 11.60%, 03/31/27 354 321,721
EyeCare Partners LLC, 1st Lien Term Loan
(LIBOR USD 3 Month + 3.75%),
7.42%, 02/18/27 ............... 1,340 1,172,429
(LIBOR USD 3 Month + 3.75%),
7.42%, 11/15/28 ............... 417 363,002
EyeCare Partners LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
10.42%
,
 11/15/29 ................ 611 545,882
MED ParentCo. LP, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.25%),
8.00%
,
 08/31/26 ................. 2,043 1,598,448
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
6.38%
,
 11/01/28 ................. 2,197 2,114,499
Medical Solutions Holdings, Inc., 2nd Lien
Term Loan, (LIBOR USD 3 Month + 7.00%),
9.88%
,
 11/01/29
(e)
................ 404 383,800
Medical Solutions Holdings, Inc., Delayed Draw
1st Lien Term Loan, (LIBOR USD 3 Month +
3.50%), 3.50% - 7.94%
,
 11/01/28 ...... 353 340,194
Option Care Health, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
6.50%
,
 10/27/28 ................. 1,617 1,591,134
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
7.25%
,
 02/14/25 ................. 74 68,919
Vizient, Inc., Term Loan B7, (SOFR 1 Month +
2.25%), 5.82%
,
 05/16/29 ........... 350 348,445
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 3 Month + 3.25%), 6.92%
,
 12/22/28 1,958 1,895,624
16,829,385
Health Care Technology — 0.1%
(a)
Athenahealth, Inc., Delayed Draw Term Loan,
02/15/29
(o)
..................... 523 476,768
Athenahealth, Inc., Term Loan, (SOFR 1 Month
+ 3.50%), 6.97%
,
 02/15/29 .......... 3,078 2,805,897
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.00%),
7.67%
,
 06/02/28 ................. 2,666 2,430,012
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 7.75%
,
 08/27/25 2,744 2,706,552
8,419,229
Hotels, Restaurants & Leisure — 0.4%
(a)
1011778 B.C. Unlimited Liability Co., Term Loan
B4, (LIBOR USD 3 Month + 1.75%), 5.50% -
6.16%
,
 11/19/26 ................. 2,976 2,892,398
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
7.50%
,
 02/02/26 ................. 246 222,084
Bally's Corp., Facility Term Loan B, (LIBOR
USD 1 Month + 3.25%), 6.55%
,
 10/02/28 1,438 1,334,414
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
6.50%
,
 12/23/24 ................. 2,611 2,579,091

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
7.25%
,
 07/21/25 ................. USD 89 $ 88,167
Carnival Corp., Term Loan, (LIBOR USD 3
Month + 3.00%), 5.88%
,
 06/30/25 ..... 2,327 2,178,740
Churchill Downs, Inc., Term Loan B, (LIBOR
USD 1 Month + 2.00%), 5.76%
,
 03/17/28 1,676 1,621,285
CML La Quinta Resort, Term Loan, (LIBOR
USD 1 Month + 0.00%), 0.00% -
13.48%
,
 01/01/38
(e)
............... 8,789 8,506,104
CML Lake Tahoe Resort Hotel, Term Loan,
(LIBOR USD 1 Month + 0.00%), 0.00% -
13.48%
,
 01/01/38
(e)
............... 5,169 4,997,766
Fertitta Entertainment LLC, Term Loan B,
(SOFR 1 Month + 4.00%), 7.73%
,
 01/27/29 5,296 4,957,045
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 2.25%), 5.89%
,
 07/21/26 2,070 2,030,442
Flutter Entertainment plc, Term Loan B, (SOFR
3 Month + 3.25%), 6.78%
,
 07/22/28 .... 1,953 1,926,146
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.00%),
5.75%
,
 11/30/23 ................. 1,903 1,899,077
Hilton Worldwide Finance LLC, Term Loan
B2, (LIBOR USD 1 Month + 1.75%),
5.34%
,
 06/22/26 ................. 3,294 3,233,327
IRB Holding Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 5.87%
,
 02/05/25 .... 2,651 2,608,705
Packers Holdings LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 6.56%
,
 03/09/28 2,034 1,859,199
Penn National Gaming, Inc., Facility Term
Loan B, (SOFR 1 Month + 2.75%),
6.58%
,
 05/03/29 ................. 1,953 1,921,835
Scientific Games International, Inc., Term
Loan B, (SOFR 1 Month + 3.00%),
6.40%
,
 04/14/29 ................. 1,383 1,361,507
Seaworld Parks & Entertainment, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
6.81%
,
 08/25/28 ................. 1,119 1,090,893
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
6.01%
,
 02/08/27 ................. 2,390 2,337,609
Whatabrands LLC, Term Loan B, (LIBOR USD
1 Month + 3.25%), 7.00%
,
 08/03/28 .... 2,554 2,422,103
Wyndham Hotels & Resorts, Inc., Term
Loan B, (LIBOR USD 1 Month + 1.75%),
5.50%
,
 05/30/25 ................. 913 906,761
52,974,698
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan,
(LIBOR USD 3 Month + 4.25%), 7.13% -
7.92%
,
 05/17/28 ................. 1,625 1,127,037
Hunter Douglas Holding BV, Term Loan B1,
(SOFR 3 Month + 3.50%), 6.34%
,
 02/26/29 2,656 2,197,648
Serta Simmons Bedding LLC, Term Loan
(LIBOR USD 1 Month + 7.50%),
10.79%, 08/10/23 .............. 1,907 1,378,544
Snap One Holdings Corp., Term Loan, (LIBOR
USD 3 Month + 4.50%), 7.38%
,
 12/08/28 1,043 949,075
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
7.60%
,
 10/06/28 ................. 642 496,773
Security
Par (000)
Par (000) Value
Household Durables (continued)
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 1 Month + 3.25%),
7.00%
,
 10/30/27 ................. USD 2,187 $ 1,799,778
7,948,855
Household Products — 0.0%
(a)
Diamond (BC) BV, Term Loan, (LIBOR USD 3
Month + 2.75%), 6.50% - 7.16%
,
 09/29/28 1,872 1,746,590
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 1 Month + 2.00%), 5.76% -
6.42%
,
 03/03/28 ................. 634 605,199
2,351,789
Independent Power and Renewable Electricity Producers — 0.0%
Constellation Renewables LLC, Term
Loan, (LIBOR USD 3 Month + 2.50%),
5.57%
,
 12/15/27
(a)
................ 1,477 1,460,887
Insurance — 0.2%
(a)
Alliant Holdings Intermediate LLC, Term Loan
(LIBOR USD 1 Month + 3.25%),
7.00%, 05/09/25 ............... 3,826 3,711,720
Alliant Holdings Intermediate LLC, Term
Loan B4, (LIBOR USD 1 Month + 3.50%),
6.98%
,
 11/05/27 ................. 2,006 1,934,988
AmWINS Group, Inc., Term Loan, (LIBOR USD
1 Month + 2.25%), 6.00%
,
 02/19/28 .... 2,944 2,876,237
AssuredPartners, Inc., Term Loan
(LIBOR USD 1 Month + 3.50%),
7.25%, 02/12/27 ............... 3,785 3,604,541
Hub International Ltd., Term Loan
(LIBOR USD 2 Month + 3.00%), 6.98% -
7.33%, 04/25/25 ............... 1,603 1,569,940
 11/10/29
(o)
..................... 774 750,780
Hub International Ltd., Term Loan B3,
(LIBOR USD 3 Month + 3.25%), 7.23% -
7.53%
,
 04/25/25 ................. 4,751 4,660,514
Ryan Specialty Group LLC, Term Loan, (SOFR
1 Month + 3.00%), 6.83%
,
 09/01/27 .... 2,257 2,220,964
Sedgwick Claims Management Services, Inc.,
Term Loan
(LIBOR USD 1 Month + 3.25%),
7.00%, 12/31/25 ............... 799 770,401
(LIBOR USD 1 Month + 3.75%),
7.50%, 09/03/26 ............... 946 921,450
(LIBOR USD 1 Month + 4.25%),
8.00%, 09/03/26 ............... 516 501,345
USI, Inc., Term Loan
(LIBOR USD 3 Month + 2.75%),
6.42%, 05/16/24 ............... 3,222 3,179,688
(LIBOR USD 3 Month + 3.25%),
6.92%, 12/02/26 ............... 786 767,809
27,470,377
Interactive Media & Services — 0.1%
(a)
Acuris Finance US, Inc., Term Loan, (SOFR 3
Month + 4.00%), 7.70%
,
 02/16/28 ..... 651 635,935
Adevinta ASA, Facility Term Loan B2, (LIBOR
USD 3 Month + 3.00%), 6.67%
,
 06/26/28 1,584 1,542,865
Arches Buyer, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 7.00%
,
 12/06/27 ..... 1,378 1,216,251
Camelot US Acquisition 1 Co., Term Loan
(LIBOR USD 1 Month + 3.00%),
6.75%, 10/30/26 ............... 5,103 5,012,188
GoodRx, Inc., 1st Lien Term Loan, (LIBOR USD
1 Month + 2.75%), 6.50%
,
 10/10/25 .... 657 637,354

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
Grab Holdings, Inc., Term Loan, (LIBOR USD 1
Month + 4.50%), 8.26%
,
 01/29/26 ..... USD 3,753 $ 3,516,138
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
8.84%
,
 12/20/24 ................. 1,229 1,086,632
13,647,363
Internet & Direct Marketing Retail — 0.0%
(a)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (LIBOR USD 1 Month + 3.25%),
7.00%
,
 11/24/28
(e)
................ 1,353 1,308,812
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 7.25%
,
 02/12/27 ........... 3,409 2,927,116
Pug LLC, Term Loan B2, (LIBOR USD 1 Month
+ 4.25%), 8.00%
,
 02/12/27
(e)
......... 433 373,144
4,609,072
IT Services — 0.2%
(a)
Applied Systems, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.00%),
6.67%
,
 09/19/24 ................. 969 955,123
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
9.17%
,
 09/19/25 ................. 805 788,232
Asurion LLC, 2nd Lien Term Loan B3, (LIBOR
USD 1 Month + 5.25%), 9.00%
,
 01/31/28 1,906 1,335,401
Asurion LLC, 2nd Lien Term Loan B4, (LIBOR
USD 1 Month + 5.25%), 9.00%
,
 01/20/29 1,418 981,965
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 7.00%
,
 12/23/26 ..... 808 716,628
ConnectWise LLC, Term Loan, (LIBOR USD 3
Month + 3.50%), 7.17%
,
 09/29/28 ..... 822 774,192
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
11.50%
,
 07/31/28 ................ 1,398 1,366,978
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 7.00%
,
 07/30/27 1,114 1,059,478
FleetCor Technologies Operating Co. LLC,
Term Loan B4, (LIBOR USD 1 Month +
1.75%), 5.50%
,
 04/28/28 ........... 1,089 1,067,699
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
7.67%
,
 10/01/27 ................. 2,647 2,509,835
Go Daddy Operating Co. LLC, Term Loan,
10/19/29
(o)
..................... 1,406 1,391,350
Go Daddy Operating Co. LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
5.12%
,
 08/10/27 ................. 1,585 1,556,820
Maximus, Inc., Term Loan B, (LIBOR USD 1
Month + 2.00%), 5.81%
,
 05/28/28 ..... 1,545 1,522,256
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 7.50%
,
 05/05/26 652 601,897
Venga Finance SARL, Term Loan, (LIBOR USD
3 Month + 4.75%), 7.82%
,
 06/28/29 .... 1,029 932,180
Virtusa Corp., Term Loan B, (LIBOR USD 1
Month + 3.75%), 7.50%
,
 02/11/28 ...... 664 636,875
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 6.75%
,
 02/28/27 ..... 3,279 3,182,915
WEX, Inc., Term Loan B, (LIBOR USD 1 Month
+ 2.25%), 6.00%
,
 03/31/28 .......... 1,034 1,011,838
22,391,662
Security
Par (000)
Par (000) Value
Leisure Products — 0.0%
Fender Musical Instruments Corp., Term
Loan, (SOFR 1 Month + 4.00%),
7.37%
,
 12/01/28
(a)(e)
............... USD 1,543 $ 1,265,583
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.25%), 6.00%
,
 11/08/27 . 2,230 2,183,082
Catalent Pharma Solutions, Inc., Term Loan
B3, (LIBOR USD 1 Month + 2.00%),
5.63%
,
 02/22/28 ................. 2,239 2,207,978
eResearchTechnology, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
8.25%
,
 02/04/27 ................. 2,001 1,859,356
ICON plc, Term Loan
(LIBOR USD 3 Month + 2.25%),
5.94%, 07/03/28 ............... 3,406 3,367,501
Maravai Intermediate Holdings LLC, Term
Loan B, (SOFR 3 Month + 3.00%),
6.96%
,
 10/19/27 ................. 2,276 2,214,432
Phoenix Newco, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
6.37%
,
 11/15/28 ................. 3,280 3,153,866
14,986,215
Machinery — 0.2%
(a)
Albion Financing 3 SARL, Term Loan, (LIBOR
USD 3 Month + 5.25%), 9.57%
,
 08/17/26 1,470 1,384,500
ASP Blade Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 7.67%
,
 10/13/28 575 463,620
Columbus McKinnon Corp., Term Loan, (LIBOR
USD 3 Month + 2.75%), 6.44%
,
 05/14/28 378 372,280
Filtration Group Corp., Term Loan
(LIBOR USD 1 Month + 3.00%),
6.75%, 03/31/25 ............... 1,982 1,937,555
(LIBOR USD 1 Month + 3.50%),
6.62%, 10/21/28 ............... 1,634 1,575,240
Fluidra SA, Term Loan, (SOFR 1 Month +
2.00%), 5.83%
,
 01/29/29 ........... 555 532,271
Gardner Denver, Inc., Term Loan B2, (SOFR 1
Month + 1.75%), 5.58%
,
 03/01/27 ..... 1,102 1,075,997
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.50%), 6.25%
,
 03/31/27 .... 2,374 2,303,635
Husky Injection Molding Systems Ltd., Term
Loan, (LIBOR USD 3 Month + 3.00%),
5.88%
,
 03/28/25 ................. 3,276 2,989,591
Ingersoll-Rand Services Co., Term Loan B1,
(SOFR 1 Month + 1.75%), 5.58%
,
 03/01/27 2,271 2,217,211
Madison IAQ LLC, Term Loan, (LIBOR USD 3
Month + 3.25%), 6.82%
,
 06/21/28 ..... 2,336 2,107,687
SPX Flow, Inc., Term Loan, (SOFR 1 Month +
4.50%), 8.33%
,
 04/05/29 ........... 2,017 1,903,181
TK Elevator Midco GmbH, Facility Term
Loan B1, (LIBOR USD 6 Month + 3.50%),
6.87%
,
 07/30/27 ................. 2,795 2,650,152
Vertiv Group Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 5.88%
,
 03/02/27 .... 2,054 1,974,534
23,487,454
Media — 0.2%
AVSC Holding Corp., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.25%),
6.39%
,
 03/03/25
(a)
................ 1,092 944,866
AVSC Holding Corp., 1st Lien Term Loan B3,
15.00%
,
 10/15/26
(p)
............... 1,105 1,107,480

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Media (continued)
Cable One, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.00%), 5.75%
,
 05/03/28
(a)
.... USD 1,231 $ 1,213,717
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
5.51%
,
 04/30/25
(a)
................ 1,573 1,552,201
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
7.25% - 7.91%
,
 08/21/26
(a)
.......... 3,123 2,853,184
CMG Media Corp., 1st Lien Term Loan
B, (LIBOR USD 1 Month + 3.50%),
7.25%
,
 12/17/26
(a)
................ 1 468
Cogeco Communications Finance LP, Term
Loan B, (LIBOR USD 1 Month + 2.50%),
6.25%
,
 09/01/28
(a)
................ 1,628 1,582,355
CSC Holdings LLC, Term Loan
(a)
(LIBOR USD 1 Month + 2.25%),
5.66%, 07/17/25 ............... 1,208 1,166,490
(LIBOR USD 1 Month + 2.50%),
5.91%, 04/15/27 ............... 1,435 1,355,679
DirectV Financing LLC, Term Loan, (LIBOR
USD 1 Month + 5.00%), 8.75%
,
 08/02/27
(a)
2,470 2,348,177
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
6.69%
,
 11/12/27
(a)
................ 1,308 1,255,616
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
7.01%
,
 12/01/23
(a)
................ 1,643 1,297,214
Midcontinent Communications, Term
Loan, (SOFR 1 Month + 1.75%),
5.48%
,
 08/15/26
(a)
................ 1,174 1,170,181
Nexstar Media, Inc., Term Loan B4, (LIBOR
USD 1 Month + 2.50%), 6.25%
,
 09/18/26
(a)
561 554,475
Sinclair Television Group, Inc., Term Loan
B3, (LIBOR USD 1 Month + 3.00%),
6.76%
,
 04/01/28
(a)
................ 677 628,267
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 6.63%
,
 09/28/23
(a)(e)
.. 3,275 3,160,659
Voyage Digital Ltd., 1st Lien Term Loan, (SOFR
3 Month + 4.50%), 7.26%
,
 05/11/29
(a)(e)
.. 1,529 1,496,673
Ziggo Financing Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
5.91%
,
 04/30/28
(a)
................ 1,197 1,164,214
24,851,916
Metals & Mining — 0.0%
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
6.67%
,
 03/08/24
(a)
................ 4,161 3,028,928
Multiline Retail — 0.0%
(a)
New SK Holdco Sub LLC, Term Loan, (SOFR 1
Month + 6.75%), 10.23%
,
 06/30/27 ..... 1,670 1,495,137
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
7.32%
,
 12/21/27
(e)
................ 689 657,532
2,152,669
Oil, Gas & Consumable Fuels — 0.1%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 12.94%
,
 11/01/25 ........... 2,183 2,288,068
Freeport LNG investments, LLLP, Term
Loan B, (LIBOR USD 3 Month + 3.50%),
7.74%
,
 12/21/28 ................. 3,665 3,421,373
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
M6 ETX Holdings II Midco LLC, Term Loan,
(SOFR 1 Month + 4.50%), 8.07%
,
 09/19/29 USD 321 $ 318,592
Medallion Midland Acquisition LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
7.42%
,
 10/18/28 ................. 2,589 2,550,576
Murphy Oil USA, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 4.88%
,
 01/31/28 902 900,681
Oryx Midstream Services Permian Basin LLC,
Term Loan, (LIBOR USD 3 Month + 3.25%),
6.21%
,
 10/05/28 ................. 2,919 2,872,377
12,351,667
Personal Products — 0.0%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (LIBOR USD 3 Month + 3.75%),
7.42%
,
 10/01/26
(a)
................ 5,349 5,085,240
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, Term Loan,
(LIBOR USD 3 Month + 3.50%), 7.19% -
7.31%
,
 05/04/25 ................. 1,393 1,182,941
Elanco Animal Health, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 5.52%
,
 08/01/27 2,269 2,183,130
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
5.75%
,
 11/15/27 ................. 1,516 1,452,075
Jazz Pharmaceuticals plc, Term Loan, (LIBOR
USD 1 Month + 3.50%), 7.25%
,
 05/05/28 2,639 2,604,594
Organon & Co., Term Loan, (LIBOR USD 3
Month + 3.00%), 6.19%
,
 06/02/28 ..... 1,578 1,536,516
Perrigo Co. plc, Term Loan B, (SOFR 1 Month
+ 2.50%), 6.33%
,
 04/20/29 .......... 1,097 1,079,420
Precision Medicine Group LLC, Delayed Draw
Term Loan, 11/18/27
(e)(o)
............ 86 79,970
Precision Medicine Group LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
6.67%
,
 11/18/27
(e)
................ 2,254 2,107,495
12,226,141
Professional Services — 0.2%
(a)
AlixPartners LLP, Term Loan, (LIBOR USD 1
Month + 2.75%), 6.50%
,
 02/04/28 ..... 1,641 1,600,358
CoreLogic, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 7.31%
,
 06/02/28 5,644 4,146,615
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
6.85%
,
 02/06/26 ................. 5,975 5,873,074
Dun & Bradstreet Corp. (The), Term Loan B2,
(SOFR 1 Month + 3.25%), 6.90%
,
 01/18/29 1,490 1,447,436
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien
Term Loan B, (SOFR 3 Month + 4.25%),
7.90%
,
 06/22/29 ................. 722 698,815
Element Materials Technology Group US
Holdings, Inc., Term Loan B, (SOFR 3 Month
+ 4.25%), 7.90%
,
 06/22/29 .......... 1,565 1,514,099
Galaxy US Opco, Inc., 1st Lien Term
Loan, (SOFR 1 Month + 4.75%),
8.48%
,
 04/29/29
(e)
................ 2,430 2,199,150
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
7.50%
,
 07/11/25 ................. 1,186 1,167,553
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 5.50%
,
 11/16/26 .... 1,513 1,474,875

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Professional Services (continued)
Trans Union LLC, Term Loan B6, (LIBOR USD
1 Month + 2.25%), 6.00%
,
 12/01/28 .... USD 2,272 $ 2,234,878
22,356,853
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, Term
Loan, (LIBOR USD 1 Month + 2.75%),
6.50%
,
 08/21/25
(a)
................ 3,576 3,493,444
Road & Rail — 0.0%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.75%),
8.49%
,
 04/06/28 ................. 505 449,992
Avis Budget Car Rental LLC, Term Loan
B, (LIBOR USD 1 Month + 1.75%),
5.51%
,
 08/06/27 ................. 1,132 1,090,168
Uber Technologies, Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%), 6.57%
,
 02/25/27 3,861 3,831,785
5,371,945
Semiconductors & Semiconductor Equipment — 0.0%
Synaptics, Inc., Term Loan, (LIBOR USD 3
Month + 2.25%), 4.36%
,
 12/02/28
(a)
.... 827 814,457
Software — 0.5%
(a)
Barracuda Parent LLC, 1st Lien Term Loan,
(SOFR 1 Month + 4.50%), 8.23%
,
 08/15/29 1,326 1,266,330
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 7.50%
,
 10/02/25 1,970 1,890,355
CCC Intelligent Solutions, Inc., Term Loan,
(LIBOR USD 1 Month + 2.25%), 4.50% -
6.00%
,
 09/21/28 ................. 2,266 2,213,619
Central Parent, Inc., 1st Lien Term Loan,
07/06/29
(o)
..................... 1,115 1,090,147
Cloudera, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 7.50%
,
 10/08/28 1,363 1,262,445
Cloudera, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.00%), 9.75%
,
 10/08/29 1,527 1,255,958
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 5.84%
,
 12/01/27 1,704 1,550,426
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 9.34%
,
 12/01/28 779 664,876
E2open LLC, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 6.64%
,
 02/04/28 .......... 444 429,986
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
7.75%
,
 12/01/27 ................. 3,962 3,855,755
Helios Software Holdings, Inc., Term Loan,
(SOFR 3 Month + 3.75%), 7.45%
,
 03/11/28 1,314 1,263,302
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 6.56%
,
 10/27/28 ..... 3,187 3,098,012
Instructure Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 2.75%), 6.12%
,
 10/30/28
(e)
1,042 1,028,743
Magenta Buyer LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.75%),
9.17%
,
 07/27/28 ................. 1,647 1,436,610
Magenta Buyer LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.25%),
12.67%
,
 07/27/29 ................ 2,926 2,506,189
McAfee Corp., Term Loan B1, (SOFR 1 Month
+ 3.75%), 6.87%
,
 03/01/29 .......... 2,738 2,500,275
MH Sub I LLC, 1st Lien Term Loan
(LIBOR USD 1 Month + 3.75%),
7.50%, 09/13/24 ............... 6,623 6,367,457
Security
Par (000)
Par (000) Value
Software (continued)
MH Sub I LLC, 2nd Lien Term Loan, (SOFR 1
Month + 6.25%), 9.98%
,
 02/23/29 ..... USD 2,419 $ 2,210,716
Netsmart, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.00%), 7.75%
,
 10/01/27 981 944,616
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
7.67%
,
 12/17/27 ................. 1,306 1,215,196
Proofpoint, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.25%), 6.32%
,
 08/31/28 5,290 5,025,761
RealPage, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 6.75%
,
 04/24/28 5,332 5,002,294
Severin Acquisition LLC, 1st Lien Term Loan,
(SOFR 3 Month + 3.00%), 7.09%
,
 08/01/25 1,295 1,269,236
Sophia LP, 1st Lien Term Loan B, (LIBOR USD
3 Month + 3.50%), 7.17%
,
 10/07/27 .... 2,643 2,537,032
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
5.50%
,
 04/16/25 ................. 1,077 1,052,910
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
5.50%
,
 04/16/25 ................. 874 854,718
TIBCO Software, Inc., 1st Lien Term Loan B,
(SOFR 3 Month + 4.50%), 8.15%
,
 03/30/29 4,921 4,478,110
UKG, Inc., 1st Lien Term Loan
(LIBOR USD 3 Month + 3.25%),
7.00%, 05/04/26 ............... 2,830 2,727,047
(LIBOR USD 1 Month + 3.75%),
7.50%, 05/04/26 ............... 1,310 1,271,756
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 5.25%), 9.00%
,
 05/03/27 ..... 1,583 1,452,798
Voyage Australia Pty Ltd., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
7.74%
,
 07/20/28 ................. 658 634,480
ZoomInfo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 6.75%
,
 02/02/26 389 386,405
64,743,560
Specialty Retail — 0.1%
(a)
EG Group Ltd., Facility Term Loan
(LIBOR USD 3 Month + 4.00%),
7.67%, 02/07/25 ............... 809 731,512
(LIBOR USD 3 Month + 4.25%),
7.92%, 03/31/26 ............... 1,458 1,324,175
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (SOFR 1 Month + 4.00%),
7.75%
,
 05/04/28 ................. 2,811 2,643,252
PetSmart LLC, Term Loan, (LIBOR USD 1
Month + 3.75%), 7.50%
,
 02/11/28 ...... 2,600 2,497,073
Pilot Travel Centers LLC, Term Loan B, (SOFR
1 Month + 2.00%), 5.83%
,
 08/04/28 .... 1,685 1,638,643
Restoration Hardware, Inc., Term Loan
(LIBOR USD 1 Month + 2.50%),
6.25%, 10/20/28 ............... 772 720,350
(SOFR 1 Month + 3.25%), 7.08%, 10/20/28 595 560,294
RVR Dealership Holdings LLC, Term Loan,
(SOFR 1 Month + 3.75%), 7.32%
,
 02/08/28 699 610,439
10,725,738
Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc., Term Loan, (SOFR 6 Month +
3.50%), 7.20% - 7.73%
,
 02/20/29
(a)
..... 1,705 1,638,478

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Trading Companies & Distributors — 0.1%
(a)
Core & Main LP, Term Loan B, (LIBOR USD 1
Month + 2.50%), 6.10% - 7.42%
,
 07/27/28 USD 3,592 $ 3,495,814
SRS Distribution, Inc., Term Loan
(LIBOR USD 1 Month + 3.50%),
7.25%, 06/02/28 ............... 2,850 2,643,351
(SOFR 1 Month + 3.50%), 7.33%, 06/02/28 682 632,073
TMK Hawk Parent Corp., Term Loan A, (LIBOR
USD 3 Month + 7.50%), 10.57%
,
 05/30/24
(e)
844 765,589
TMK Hawk Parent Corp., Term Loan B, (LIBOR
USD 3 Month + 3.50%), 6.57%
,
 08/28/24
(e)
2,038 1,039,587
8,576,414
Transportation Infrastructure — 0.0%
(a)
KKR Apple Bidco LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
6.50%
,
 09/22/28 ................. 1,025 992,301
KKR Apple Bidco LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
9.50%
,
 09/21/29 ................. 421 401,133
OLA Netherlands BV, Term Loan, (SOFR 1
Month + 6.25%), 9.73%
,
 12/15/26 ..... 1,435 1,346,931
2,740,365
Wireless Telecommunication Services — 0.0%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.25%),
7.00%
,
 05/27/24 ................. 1,378 1,174,047
Gogo Intermediate Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
8.16%
,
 04/30/28 ................. 1,303 1,276,463
MetroNet Systems Holdings LLC, 1st Lien
Term Loan, (SOFR 1 Month + 3.75%),
7.14%
,
 06/02/28 ................. 852 827,317
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 5.51%
,
 04/11/25 . 1,675 1,658,903
4,936,730
Total Floating Rate Loan Interests — 5.6%
(Cost: $796,110,207) ............................. 758,938,045
Foreign Agency Obligations
Chile — 0.1%
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27
(c)
................ 1,640 1,489,120
3.75%, 01/15/31
(b)
................ 1,175 991,113
Empresa Nacional del Petroleo, 4.38%
,
10/30/24
(c)
..................... 4,680 4,509,765
6,989,998
China — 0.0%
Industrial & Commercial Bank of China Ltd.,
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.37%), 3.20%
(a)
(c)(l)
........................... 3,620 3,231,212
Colombia — 0.1%
Ecopetrol SA
5.38%, 06/26/26 ................. 3,156 2,862,886
4.63%, 11/02/31 ................. 1,797 1,237,684
4,100,570
Dominican Republic — 0.0%
Banco de Reservas de la Republica
Dominicana, 7.00%
,
02/01/23
(c)
....... 3,817 3,791,951
Security
Par (000)
Par (000) Value
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(c)
......... EUR 700 $ 531,882
France — 0.0%
Electricite de France SA
(a)(c)(l)
(EUR Swap Annual 5 Year + 3.37%), 2.88% 600 442,510
(EUR Swap Annual 5 Year + 3.20%), 3.00% 1,000 696,321
(EUR Swap Annual 5 Year + 3.97%), 3.38% 3,000 1,927,088
3,065,919
Indonesia — 0.0%
(c)
Bank Tabungan Negara Persero Tbk. PT,
4.20%
,
01/23/25 ................. USD 1,433 1,214,625
Pertamina Persero PT, 3.10%
,
08/27/30 ... 3,437 2,784,348
3,998,973
Ireland — 0.1%
AIB Group plc
(a)
(EUR Swap Annual 5 Year + 5.70%),
5.25%
(c)(l)
.................... EUR 4,285 3,779,003
(LIBOR USD 3 Month + 1.87%), 4.26%,
04/10/25
(b)
................... USD 2,700 2,574,869
(EUR Swap Annual 5 Year + 6.63%),
6.25%
(c)(l)
.................... EUR 8,453 7,707,069
14,060,941
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA
(c)
3.63%, 09/24/24 ................. 100 92,161
2.63%, 04/28/25 ................. 725 635,499
1.88%, 01/09/26 ................. 100 83,823
Poste Italiane SpA, (EURIBOR Swap Rate 5
Year + 2.68%), 2.63%
(a)(c)(l)
........... 1,275 904,000
1,715,483
Mexico — 0.1%
Comision Federal de Electricidad
4.88%, 01/15/24
(c)
................ USD 1,634 1,605,405
4.69%, 05/15/29
(b)
................ 1,647 1,387,906
Petroleos Mexicanos
6.88%, 08/04/26 ................. 520 479,255
8.75%, 06/02/29 ................. 1,547 1,387,466
5.95%, 01/28/31 ................. 4,148 2,980,338
6.70%, 02/16/32 ................. 4,313 3,240,424
6.75%, 09/21/47 ................. 4,633 2,786,750
7.69%, 01/23/50 ................. 1,235 796,195
14,663,739
Oman — 0.0%
OQ SAOC, 5.13%
,
05/06/28
(b)
.......... 3,152 2,838,376
Pakistan — 0.0%
Pakistan Water & Power Development
Authority, 7.50%
,
06/04/31
(c)
......... 1,780 532,665
Panama — 0.1%
Aeropuerto Internacional de Tocumen SA
(b)
4.00%, 08/11/41 ................. 3,521 2,469,762
5.13%, 08/11/61 ................. 1,725 1,164,159
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25
(b)
............. 1,976 1,783,340
5,417,261
Qatar — 0.0%
Qatar Energy, 2.25%
,
07/12/31
(b)
........ 2,660 2,134,650

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 1.25%
,
11/24/23
(b)
... USD 330 $ 317,625
Total Foreign Agency Obligations — 0.5%
(Cost: $84,640,291) .............................. 67,391,245
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain
4.25%, 01/25/28
(b)
................ 2,115 1,843,090
7.38%, 05/14/30
(c)
................ 1,445 1,373,021
5.45%, 09/16/32
(c)
................ 1,684 1,356,866
4,572,977
Chile — 0.0%
Republic of Chile
3.24%, 02/06/28 ................. 1,624 1,456,829
3.10%, 05/07/41 ................. 5,033 3,316,747
4,773,576
Colombia — 0.1%
Republic of Colombia
8.13%, 05/21/24 ................. 4,414 4,421,725
4.50%, 01/28/26 ................. 3,123 2,803,478
3.88%, 04/25/27 ................. 2,562 2,133,345
4.50%, 03/15/29 ................. 3,308 2,668,729
3.25%, 04/22/32 ................. 1,997 1,325,009
4.13%, 05/15/51 ................. 1,110 587,121
13,939,407
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95%, 01/25/27
(c)
................ 2,355 2,192,799
5.50%, 02/22/29
(b)
................ 3,020 2,625,135
5.50%, 02/22/29
(c)
................ 1,982 1,722,854
4.88%, 09/23/32
(b)
................ 1,888 1,448,214
5.30%, 01/21/41
(c)
................ 1,898 1,301,672
9,290,674
Egypt — 0.0%
Arab Republic of Egypt
(b)
5.25%, 10/06/25 ................. 2,689 2,231,870
6.38%, 04/11/31 ................. EUR 1,052 625,083
2,856,953
Guatemala — 0.1%
Republic of Guatemala
5.25%, 08/10/29
(b)
................ USD 1,535 1,406,252
5.38%, 04/24/32
(b)
................ 1,693 1,558,936
3.70%, 10/07/33
(c)
................ 2,891 2,192,281
4.65%, 10/07/41
(b)
................ 2,333 1,709,360
6,866,829
Hungary — 0.1%
Hungary Government Bond
5.38%, 03/25/24 ................. 3,474 3,435,569
5.25%, 06/16/29
(b)
................ 4,505 4,131,366
7,566,935
Indonesia — 0.0%
Perusahaan Penerbit SBSN Indonesia III,
4.40%
,
06/06/27
(b)
................ 1,621 1,547,731
Republic of Indonesia
3.50%, 01/11/28 ................. 1,220 1,113,097
4.75%, 02/11/29 ................. 1,527 1,464,179
5.13%, 01/15/45
(c)
................ 1,542 1,349,420
5,474,427
Security
Par (000)
Par (000) Value
Ivory Coast — 0.0%
Republic of Cote d'Ivoire, 6.38%
,
03/03/28
(c)
. USD 4,941 $ 4,472,531
Mexico — 0.1%
United Mexican States
3.75%, 01/11/28 ................. 1,400 1,282,400
4.50%, 04/22/29 ................. 3,527 3,280,110
4.88%, 05/19/33 ................. 615 542,737
4.75%, 03/08/44 ................. 2,402 1,822,968
4.35%, 01/15/47 ................. 3,898 2,725,677
9,653,892
Mongolia — 0.0%
State of Mongolia, 5.13%
,
04/07/26
(c)
..... 2,067 1,576,315
Morocco — 0.1%
Kingdom of Morocco
2.38%, 12/15/27
(c)
................ 3,648 2,990,904
3.00%, 12/15/32
(b)
................ 5,575 4,006,334
6,997,238
Nigeria — 0.0%
Federal Republic of Nigeria
8.38%, 03/24/29
(b)
................ 1,616 1,167,560
7.63%, 11/28/47
(c)
................ 2,413 1,363,345
2,530,905
Oman — 0.0%
Oman Government Bond
(c)
7.38%, 10/28/32 ................. 2,230 2,274,600
6.50%, 03/08/47 ................. 1,458 1,201,028
7.00%, 01/25/51 ................. 1,720 1,466,300
4,941,928
Pakistan — 0.0%
Islamic Republic of Pakistan, 7.38%
,
04/08/31
(c)
2,265 685,412
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 ................. 2,846 2,573,496
3.16%, 01/23/30 ................. 1,678 1,364,214
2.25%, 09/29/32 ................. 3,918 2,716,398
3.30%, 01/19/33 ................. 1,360 1,037,680
4.50%, 05/15/47 ................. 3,708 2,562,691
10,254,479
Paraguay — 0.1%
Republic of Paraguay
5.00%, 04/15/26
(c)
................ 4,144 4,033,407
4.95%, 04/28/31
(b)
................ 2,136 1,948,833
5.60%, 03/13/48
(c)
................ 2,568 1,991,484
5.40%, 03/30/50
(b)
................ 582 443,156
5.40%, 03/30/50
(c)
................ 2,075 1,579,983
9,996,863
Peru — 0.1%
Republic of Peru
7.35%, 07/21/25 ................. 2,094 2,172,263
2.39%, 01/23/26 ................. 3,120 2,806,635
4.13%, 08/25/27 ................. 3,060 2,870,280
2.78%, 01/23/31 ................. 1,703 1,341,964
3.00%, 01/15/34 ................. 1,065 792,893
9,984,035
Philippines — 0.0%
Republic of Philippines
3.70%, 03/01/41 ................. 1,449 1,079,665
2.95%, 05/05/45 ................. 2,243 1,441,374
2,521,039

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Romania — 0.1%
Romania Government Bond
5.25%, 11/25/27
(b)
................ USD 3,062 $ 2,798,477
2.88%, 03/11/29
(c)
................ EUR 2,566 1,958,627
2.50%, 02/08/30
(c)
................ 2,698 1,941,898
4.00%, 02/14/51
(c)
................ USD 552 321,126
7,020,128
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
4.38%, 04/16/29
(b)
................ 1,619 1,545,449
3.25%, 11/17/51
(c)
................ 6,052 3,890,044
5,435,493
South Africa — 0.1%
Republic of South Africa
4.85%, 09/30/29 ................. 2,470 2,092,244
5.88%, 04/20/32 ................. 2,049 1,749,334
5.00%, 10/12/46 ................. 6,298 3,945,304
7,786,882
Sri Lanka — 0.0%
Democratic Socialist Republic of Sri Lanka
(c)(f)(m)
5.75%, 04/18/23 ................. 3,980 886,296
6.85%, 03/14/24 ................. 5,645 1,267,656
6.35%, 06/28/24 ................. 6,528 1,465,944
3,619,896
Ukraine — 0.0%
Ukraine Government Bond
(f)(m)
8.99%, 02/01/26
(c)
................ 3,160 580,255
7.25%, 03/15/35
(b)
................ 1,548 231,039
811,294
Uruguay — 0.0%
Oriental Republic of Uruguay
5.75%, 10/28/34 ................. 3,227 3,275,177
4.13%, 11/20/45 ................. 1,560 1,312,821
4,587,998
Total Foreign Government Obligations — 1.1%
(Cost: $183,111,340) ............................. 148,218,106
Shares
Shares
Investment Companies
iShares Core Dividend Growth ETF
(q)
..... 3,100,737 151,967,120
iShares Core S&P 500 ETF ............ 696,478 270,087,204
iShares iBoxx $ High Yield Corporate Bond
ETF
(g)(q)
....................... 4,861,410 356,973,336
MPLX LP ........................ 69,754 2,339,549
NuStar Energy LP .................. 22,360 359,996
SPDR Bloomberg High Yield Bond ETF
(g)
... 1,804,873 162,528,814
Western Midstream Partners LP ......... 51,282 1,472,306
Total Investment Companies — 7.0%
(Cost: $1,012,127,750) ........................... 945,728,325
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.7%
Adjustable Rate Mortgage Trust
(a)
Series 2005-8, Class 2A1, 3.39%, 11/25/35 1,393 1,170,027
Series 2005-8, Class 7A2, (LIBOR USD 1
Month + 0.56%), 4.15%, 11/25/35 ... 646 622,805
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2005-9, Class 5A1, (LIBOR USD 1
Month + 0.54%), 4.13%, 11/25/35 ... USD 414 $ 403,111
Alternative Loan Trust
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 1.65%), 3.02%, 06/25/35
(a)
... 408 352,856
Series 2005-36, Class 2A1A, (LIBOR USD 1
Month + 0.62%), 4.21%, 08/25/35
(a)
.. 1,014 855,403
Series 2005-61, Class 1A1, (LIBOR USD 1
Month + 0.52%), 4.11%, 12/25/35
(a)
.. 171 146,138
Series 2005-63, Class 3A3, 3.00%,
11/25/35
(a)
................... 1,873 1,594,452
Series 2005-63, Class 5A1, 3.25%,
12/25/35
(a)
................... 36 31,374
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 .................... 51 43,988
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.00%), 2.37%,
02/25/36
(a)
................... 3,826 3,401,044
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 .................... 657 390,777
Series 2006-15CB, Class A1, 6.50%,
06/25/36 .................... 988 489,036
Series 2006-20CB, Class A9, 6.00%,
07/25/36 .................... 464 224,440
Series 2006-2CB, Class A6, 5.50%,
03/25/36 .................... 703 309,340
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 .................... 2,676 1,310,521
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 .................... 1,711 948,907
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 .................... 812 471,217
Series 2006-9T1, Class A7, 6.00%, 05/25/36 315 145,270
Series 2006-J7, Class 2A1, (LIBOR USD 1
Month + 1.50%), 4.63%, 11/20/46
(a)
.. 3,599 2,579,323
Series 2006-J8, Class A5, 6.00%, 02/25/37 1,258 566,932
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.73%), 3.10%,
11/25/46
(a)
................... 5,095 3,899,098
Series 2006-OA14, Class 2A1, (LIBOR USD
1 Month + 0.38%), 3.97%, 11/25/46
(a)
. 2,730 2,409,402
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.85%), 2.22%,
11/25/46
(a)
................... 6,745 5,639,947
Series 2006-OA16, Class A2, (LIBOR USD
1 Month + 0.38%), 3.97%, 10/25/46
(a)
. 297 259,539
Series 2006-OA2, Class A1, (LIBOR USD 1
Month + 0.42%), 3.70%, 05/20/46
(a)
.. 1,289 1,055,053
Series 2006-OA3, Class 2A1, (LIBOR USD
1 Month + 0.42%), 4.01%, 05/25/36
(a)
. 6,761 5,570,487
Series 2006-OA8, Class 1A1, (LIBOR USD
1 Month + 0.38%), 3.97%, 07/25/46
(a)
. 8,862 7,413,132
Series 2007-12T1, Class A22, 5.75%,
06/25/37 .................... 1,812 865,581
Series 2007-12T1, Class A5, 6.00%,
06/25/37 .................... 402 198,031
Series 2007-15CB, Class A7, 6.00%,
07/25/37 .................... 243 155,287
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 .................... 225 135,007
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,151 591,354
Series 2007-19, Class 1A8, 6.00%, 08/25/37 560 287,718

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-25, Class 1A3, 6.50%, 11/25/37 USD 3,081 $ 1,526,079
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 .................... 467 237,183
Series 2007-9T1, Class 2A1, 6.00%,
05/25/37 .................... 3,122 1,495,079
Series 2007-9T1, Class 2A2, 6.00%,
05/25/37 .................... 536 256,635
Series 2007-AL1, Class A1, (LIBOR USD 1
Month + 0.25%), 3.84%, 06/25/37
(a)
.. 5,461 4,344,388
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,607 648,962
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.38%), 2.75%,
11/25/47
(a)
................... 1,381 1,110,047
Series 2007-OA3, Class 1A1, (LIBOR USD
1 Month + 0.28%), 3.87%, 04/25/47
(a)
. 8,463 7,339,214
Series 2007-OA4, Class A1, (LIBOR USD 1
Month + 0.34%), 3.93%, 05/25/47
(a)
.. 3,397 2,858,764
Series 2007-OA8, Class 2A1, (LIBOR USD
1 Month + 0.36%), 3.95%, 06/25/47
(a)
. 7,007 5,107,928
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/36 .. 1,027 617,015
American Home Mortgage Assets Trust
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 0.97%), 2.34%, 10/25/46
(a)
... 8,752 7,115,063
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.94%), 2.31%,
10/25/46
(a)
................... 4,615 3,202,822
Series 2007-3, Class 22A1, 6.75%,
06/25/37
(d)
................... 604 493,879
Banc of America Funding Trust
(a)
Series 2006-7, Class T2A3, 5.69%, 10/25/36 295 252,428
Series 2006-D, Class 6A1, 2.89%, 05/20/36 270 209,880
Series 2007-D, Class 1A1, (LIBOR USD 1
Month + 0.42%), 3.91%, 06/20/47 ... 1,060 861,410
Bayview Commercial Asset Trust, Series
2007-4A, Class A1, (LIBOR USD 1 Month +
0.45%), 4.04%, 09/25/37
(a)(b)
......... 822 738,596
Bear Stearns ALT-A Trust, Series 2006-2, Class
11A1, (LIBOR USD 1 Month + 0.44%),
4.03%, 04/25/36
(a)
................ 4,013 5,801,132
Bear Stearns Asset-Backed Securities I Trust
(d)
Series 2005-AC9, Class A5, 6.25%,
12/25/35 .................... 649 417,668
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 .................... 862 561,281
Bear Stearns Mortgage Funding Trust
(a)
Series 2007-AR2, Class A1, (LIBOR USD 1
Month + 0.17%), 3.76%, 03/25/37 ... 1,027 931,152
Series 2007-AR3, Class 1A1, (LIBOR USD
1 Month + 0.14%), 3.73%, 03/25/37 .. 1,574 1,315,796
Series 2007-AR4, Class 1A1, (LIBOR USD
1 Month + 0.40%), 3.99%, 09/25/47 .. 1,848 1,639,722
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, (LIBOR USD 1
Month + 0.27%), 3.86%, 04/25/35
(a)
.. 846 751,414
Series 2005-9, Class 1A1, (LIBOR USD 1
Month + 0.60%), 4.19%, 05/25/35
(a)
.. 2,575 1,980,786
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.96%), 2.33%,
04/25/46
(a)
................... 2,560 802,619
Series 2007-21, Class 1A1, 6.25%, 02/25/38 142 73,331
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 622 255,860
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 USD 949 $ 390,702
CHNGE Mortgage Trust
(a)(b)
Series 2022-2, Class A1, 3.76%, 03/25/67 9,040 8,208,404
Series 2022-3, Class A1, 5.00%, 05/25/67 9,613 9,021,446
CitiMortgage Alternative Loan Trust, Series
2007-A1, Class 1A5, 6.00%, 01/25/37 ... 65 55,929
Credit Suisse Mortgage Capital Certificates,
Series 2008-2R, Class 1A1, 6.00%,
07/25/37
(b)
..................... 334 278,980
CSMC Trust, Series 2011-4R, Class 1A2,
(LIBOR USD 1 Month + 1.50%), 4.06%,
09/27/37
(a)(b)
.................... 5,032 4,233,846
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class 3A1, (LIBOR USD
1 Month + 0.38%), 3.97%, 08/25/47
(a)
... 10,768 8,368,611
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 3.12%,
02/25/37
(a)
..................... 1,035 660,168
GMACM Mortgage Loan Trust, Series 2005-
AR2, Class 4A, 3.21%, 05/25/35
(a)
..... 21 18,398
GreenPoint Mortgage Funding Trust
(a)
Series 2006-AR1, Class GA1B, (LIBOR
USD 1 Month + 0.17%), 3.76%, 02/25/36 2,227 1,894,992
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 2.00%), 3.37%,
03/25/36 .................... 1,263 1,194,059
Impac CMB Trust, Series 2005-6, Class 1A1,
(LIBOR USD 1 Month + 0.50%), 4.09%,
10/25/35
(a)
..................... 1,320 1,199,107
IndyMac IMSC Mortgage Loan Trust
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 588 435,453
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,213 704,396
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR15, Class 1A1, 3.25%,
08/25/37 .................... 96 72,668
Series 2007-AR15, Class 2A1, 3.26%,
08/25/37 .................... 507 386,693
Lehman XS Trust, Series 2007-20N, Class A1,
(LIBOR USD 1 Month + 2.30%), 5.89%,
12/25/37
(a)
..................... 6,509 6,388,937
Loan Revolving Advance Investment Trust,
Series 2021-2, Class A1X, (LIBOR USD 1
Month + 2.75%), 6.09%, 06/30/23
(a)(b)
... 5,081 5,030,978
Merrill Lynch Mortgage Investors Trust
(a)
Series 2005-A9, Class 2A1E, 3.79%,
12/25/35 .................... 361 332,191
Series 2006-1, Class 2A1, 2.82%, 02/25/36 284 268,230
MFRA Trust, Series 2022-CHM1, Class M1,
4.57%, 09/25/56
(a)(b)
............... 4,000 3,178,354
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)
... 2,985 2,868,442
Prime Mortgage Trust, Series 2006-DR1, Class
2A1, 5.50%, 05/25/35
(b)
............. 343 288,236
PRKCM Trust, Series 2022-AFC2, Class A1,
5.33%, 08/25/57
(a)(b)
............... 16,497 15,582,922
RALI Trust, Series 2007-QS4, Class 3A2,
6.00%, 03/25/37 ................. 150 117,569
Ready Capital Mortgage Financing LLC, Series
2022-FL10, Class A, (1 Month CME Term
SOFR + 2.55%), 5.58%, 10/25/39
(a)(b)
... 12,500 12,426,631
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 .. 313 118,430
RFMSI Trust, Series 2007-S7, Class A20,
6.00%, 07/25/37 ................. 34 26,181

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 09/25/67
(b)(d)
........ USD 7,489 $ 7,139,604
Structured Adjustable Rate Mortgage Loan
Trust, Series 2007-3, Class 3A1, 3.49%,
04/25/47
(a)
..................... 203 103,890
Structured Asset Mortgage Investments II
Trust
(a)
Series 2006-AR2, Class A1, (LIBOR USD 1
Month + 0.46%), 4.05%, 02/25/36 ... 873 734,650
Series 2006-AR4, Class 3A1, (LIBOR USD
1 Month + 0.38%), 3.97%, 06/25/36 .. 7,244 5,953,200
Series 2006-AR6, Class 2A1, (LIBOR USD
1 Month + 0.38%), 3.97%, 07/25/46 .. 9,531 6,639,103
Series 2007-AR4, Class GA4B, (LIBOR
USD 1 Month + 0.18%), 3.77%, 09/25/47 1,818 1,632,063
Vista Point Securitization Trust, Series 2020-1,
Class B1, 5.38%, 03/25/65
(a)(b)
........ 2,800 2,545,557
WaMu Mortgage Pass-Through Certificates
Trust
(a)
Series 2007-OA5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.75%), 2.12%,
06/25/47 .................... 5,348 4,125,879
Series 2007-OA6, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.81%), 2.18%,
07/25/47 .................... 2,909 2,325,745
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-8, Class A5, 4.18%, 10/25/36
(d)
1,059 383,672
Series 2006-AR5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.98%), 2.35%,
06/25/46
(a)
................... 3,251 2,134,007
Series 2006-AR8, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.85%), 2.22%,
10/25/46
(a)
................... 4,793 3,898,137
Series 2007-OA1, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.72%), 2.09%,
12/25/46
(a)
................... 4,161 3,302,199
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.84%), 2.21%,
05/25/47
(a)
................... 2,541 2,062,504
224,213,893
Commercial Mortgage-Backed Securities — 5.4%
245 Park Avenue Trust, Series 2017-245P,
Class E, 3.66%, 06/05/37
(a)(b)
......... 7,780 5,909,049
280 Park Avenue Mortgage Trust, Series
2017-280P, Class E, (LIBOR USD 1 Month +
2.12%), 5.42%, 09/15/34
(a)(b)
......... 29,015 26,749,210
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
5.51%, 04/15/35
(a)(b)
............... 3,467 3,175,927
Atrium Hotel Portfolio Trust
(a)(b)
Series 2017-ATRM, Class D, (LIBOR USD 1
Month + 1.95%), 5.36%, 12/15/36 ... 11,310 10,177,014
Series 2017-ATRM, Class E, (LIBOR USD 1
Month + 3.05%), 6.46%, 12/15/36 ... 790 694,899
BAMLL Commercial Mortgage Securities
Trust
(a)(b)
Series 2017-SCH, Class CL, (LIBOR USD 1
Month + 1.50%), 4.91%, 11/15/32 ... 3,225 2,852,377
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2017-SCH, Class DL, (LIBOR USD 1
Month + 2.00%), 5.41%, 11/15/32 ... USD 3,965 $ 3,326,266
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 5.11%, 09/15/34 ... 11,982 11,269,547
Bayview Commercial Asset Trust
(a)(b)
Series 2005-2A, Class A1, (LIBOR USD 1
Month + 0.47%), 4.05%, 08/25/35 ... 2,720 2,472,711
Series 2005-3A, Class A1, (LIBOR USD 1
Month + 0.48%), 4.07%, 11/25/35 ... 661 597,845
Series 2007-1, Class A1, (LIBOR USD 1
Month + 0.22%), 3.81%, 03/25/37 ... 2,215 1,989,992
Series 2007-3, Class A2, (LIBOR USD 1
Month + 0.29%), 3.88%, 07/25/37 ... 3,286 2,883,110
Series 2007-6A, Class A4A, (LIBOR USD 1
Month + 1.50%), 5.09%, 12/25/37 ... 1,925 1,687,468
BBCMS Mortgage Trust
(a)(b)
Series 2017-DELC, Class E, (LIBOR USD 1
Month + 2.63%), 6.04%, 08/15/36 ... 2,710 2,553,932
Series 2017-DELC, Class F, (LIBOR USD 1
Month + 3.63%), 7.04%, 08/15/36 ... 1,800 1,678,312
Series 2018-CHRS, Class E, 4.27%,
08/05/38 .................... 1,750 1,200,860
BB-UBS Trust, Series 2012-SHOW, Class E,
4.03%, 11/05/36
(a)(b)
............... 2,672 2,326,169
BDS LLC, Series 2022-FL12, Class A, (1
Month CME Term SOFR + 2.14%), 4.60%,
08/19/38
(a)(b)
.................... 4,860 4,794,151
Benchmark Mortgage Trust
(a)
Series 2018-B3, Class D, 3.04%, 04/10/51
(b)
270 192,238
Series 2018-B7, Class C, 4.86%, 05/15/53 4,770 4,063,158
BFLD Trust, Series 2020-EYP, Class E, (LIBOR
USD 1 Month + 3.70%), 7.11%, 10/15/35
(a)(b)
3,600 3,289,071
BPR Trust, Series 2021-TY, Class E, (LIBOR
USD 1 Month + 3.60%), 7.01%, 09/15/38
(a)(b)
4,495 4,180,862
BWAY Mortgage Trust
(b)
Series 2013-1515, Class D, 3.63%, 03/10/33 3,600 3,172,995
Series 2013-1515, Class E, 3.72%, 03/10/33 2,000 1,743,599
BX Commercial Mortgage Trust
(a)(b)
Series 2019-XL, Class G, (LIBOR USD 1
Month + 2.30%), 5.71%, 10/15/36 ... 6,375 6,055,774
Series 2019-XL, Class J, (LIBOR USD 1
Month + 2.65%), 6.06%, 10/15/36 ... 14,288 13,653,666
Series 2021-21M, Class E, (LIBOR USD 1
Month + 2.17%), 5.58%, 10/15/36 ... 6,240 5,645,520
Series 2021-CIP, Class E, (LIBOR USD 1
Month + 2.82%), 6.23%, 12/15/38 ... 13,437 12,360,361
Series 2021-NWM, Class A, (LIBOR USD 1
Month + 0.91%), 4.32%, 02/15/33
(e)
.. 12,383 11,516,606
Series 2021-NWM, Class B, (LIBOR USD 1
Month + 2.15%), 5.56%, 02/15/33
(e)
.. 7,261 6,752,749
Series 2021-NWM, Class C, (LIBOR USD 1
Month + 4.25%), 7.66%, 02/15/33
(e)
.. 4,795 4,459,069
Series 2021-SOAR, Class G, (LIBOR USD 1
Month + 2.80%), 6.21%, 06/15/38 ... 11,096 10,234,270
Series 2021-SOAR, Class J, (LIBOR USD 1
Month + 3.75%), 7.16%, 06/15/38 ... 8,734 8,055,585
Series 2021-VINO, Class F, (LIBOR USD 1
Month + 2.80%), 6.21%, 05/15/38 ... 18,644 17,142,699
Series 2021-XL2, Class F, (LIBOR USD 1
Month + 2.24%), 5.66%, 10/15/38 ... 12,955 11,933,642
Series 2022-CSMO, Class C, (1 Month CME
Term SOFR + 3.89%), 7.26%, 06/15/27 6,670 6,503,606
Series 2022-LP2, Class F, (1 Month CME
Term SOFR + 3.26%), 6.63%, 02/15/39 13,733 12,773,903

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BX Trust
(a)(b)
Series 2021-ARIA, Class G, (LIBOR USD 1
Month + 3.14%), 6.55%, 10/15/36 ... USD 13,310 $ 11,589,860
Series 2021-LBA, Class AJV, (LIBOR USD 1
Month + 0.80%), 4.21%, 02/15/36 ... 3,287 3,087,730
Series 2021-LBA, Class AV, (LIBOR USD 1
Month + 0.80%), 4.21%, 02/15/36 ... 1,483 1,393,095
Series 2021-LBA, Class GJV, (LIBOR USD
1 Month + 3.00%), 6.41%, 02/15/36 .. 11,900 10,334,424
Series 2021-LBA, Class GV, (LIBOR USD 1
Month + 3.00%), 6.41%, 02/15/36 ... 8,900 7,729,107
Series 2021-MFM1, Class E, (LIBOR USD 1
Month + 2.25%), 5.66%, 01/15/34 ... 4,680 4,305,019
Series 2021-MFM1, Class F, (LIBOR USD 1
Month + 3.00%), 6.41%, 01/15/34 ... 7,240 6,626,781
Series 2021-SDMF, Class J, (LIBOR USD 1
Month + 4.03%), 7.45%, 09/15/34 ... 959 882,921
Series 2021-VIEW, Class E, (LIBOR USD 1
Month + 3.60%), 7.01%, 06/15/36 ... 9,532 8,684,452
Series 2022-GPA, Class A, (1 Month CME
Term SOFR + 2.17%), 5.54%, 10/15/39 25,750 25,364,602
Series 2022-GPA, Class D, (1 Month CME
Term SOFR + 4.06%), 7.44%, 10/15/39 6,780 6,627,792
Series 2022-IND, Class E, (1 Month CME
Term SOFR + 3.99%), 7.40%, 04/15/37 8,213 7,673,340
Series 2022-VAMF, Class A, (1 Month CME
Term SOFR + 0.85%), 4.23%, 01/15/39 4,180 3,955,738
BXP Trust
(a)(b)
Series 2017-CC, Class D, (LIBOR USD 1
Month + 0.00%), 3.55%, 08/13/37 ... 6,800 5,507,497
Series 2017-CC, Class E, (LIBOR USD 1
Month + 0.00%), 3.55%, 08/13/37 ... 10,985 8,619,830
Series 2021-601L, Class D, 2.78%, 01/15/44 5,360 3,439,176
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class C, 4.84%, 05/10/58
(a)
3,330 2,985,049
Series 2018-TAN, Class A, 4.24%,
02/15/33
(b)
................... 3,600 3,560,910
Series 2018-TAN, Class C, 5.29%,
02/15/33
(b)
................... 2,100 2,058,825
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class C, 5.09%,
03/10/47
(a)
................... 2,278 2,204,532
Series 2016-C1, Class C, 4.94%, 05/10/49
(a)
2,870 2,535,840
Series 2016-C1, Class D, 4.94%, 05/10/49
(a)
(b)
......................... 980 809,735
Series 2016-GC37, Class C, 4.92%,
04/10/49
(a)
................... 2,640 2,384,044
Series 2016-GC37, Class D, 2.79%,
04/10/49
(b)
................... 3,446 2,604,714
Commercial Mortgage Trust
(a)
Series 2013-300P, Class D, 4.39%,
08/10/30
(b)
................... 3,000 2,828,588
Series 2013-GAM, Class E, 3.42%,
02/10/28
(b)
................... 2,000 1,840,568
Series 2014-CR15, Class C, 4.67%,
02/10/47 .................... 1,020 978,587
Series 2015-CR23, Class B, 4.18%,
05/10/48 .................... 9,520 8,835,459
Series 2015-LC19, Class C, 4.22%,
02/10/48 .................... 6,513 5,981,369
Series 2016-667M, Class D, 3.18%,
10/10/36
(b)
................... 3,200 2,463,487
Credit Suisse Mortgage Capital Certificates
(a)(b)
Series 2015-RPL1,  3.95%, 02/15/24 ... 8,800 8,597,822
Series 2021-980M, Class E, 3.54%,
07/15/31 .................... 1,450 1,141,247
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
CSMC Trust
(a)(b)
Series 2020-FACT, Class E, (LIBOR USD 1
Month + 4.86%), 8.27%, 10/15/37 ... USD 4,661 $ 4,322,246
Series 2021-BHAR, Class E, (LIBOR USD 1
Month + 3.50%), 6.91%, 11/15/38 ... 1,338 1,221,909
Series 2022-NWPT, Class A, (1 Month CME
Term SOFR + 3.14%), 6.52%, 09/09/24 15,900 15,677,762
DBGS Mortgage Trust, Series 2018-BIOD,
Class F, (LIBOR USD 1 Month + 2.00%),
5.31%, 05/15/35
(a)(b)
............... 4,998 4,728,617
DBUBS Mortgage Trust
(a)(b)
Series 2017-BRBK, Class E, (LIBOR USD 1
Month + 0.00%), 3.53%, 10/10/34 ... 9,073 8,083,592
Series 2017-BRBK, Class F, 3.53%,
10/10/34 .................... 2,890 2,522,661
ELP Commercial Mortgage Trust
(a)(b)
Series 2021-ELP, Class G, (LIBOR USD 1
Month + 3.12%), 6.53%, 11/15/38 ... 11,890 10,459,435
Series 2021-ELP, Class J, (LIBOR USD 1
Month + 3.61%), 7.03%, 11/15/38 ... 4,560 4,015,626
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (LIBOR USD 1
Month + 2.25%), 5.66%, 07/15/38 ... 9,177 8,671,655
Series 2021-ESH, Class E, (LIBOR USD 1
Month + 2.85%), 6.26%, 07/15/38 ... 6,414 6,044,228
Series 2021-ESH, Class F, (LIBOR USD 1
Month + 3.70%), 7.11%, 07/15/38 ... 6,695 6,258,909
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class J, 5.86%, 05/03/32
(b)
..... 1,500 1,348,155
GS Mortgage Securities Corp. Trust, Series
2021-DM, Class F, (LIBOR USD 1 Month +
3.44%), 6.85%, 11/15/36
(a)(b)
......... 2,740 2,507,919
GS Mortgage Securities Trust, Series 2015-
GC32, Class C, 4.41%, 07/10/48
(a)
..... 1,075 968,347
Harvest Commercial Capital Loan Trust
(a)(b)
Series 2019-1, Class M4, 4.64%, 09/25/46 3,150 2,780,519
Series 2019-1, Class M5, 5.73%, 09/25/46 2,000 1,739,635
HONO Mortgage Trust
(a)(b)
Series 2021-LULU, Class E, (LIBOR USD 1
Month + 3.35%), 6.76%, 10/15/36 ... 4,743 4,390,643
Series 2021-LULU, Class F, (LIBOR USD 1
Month + 4.40%), 7.81%, 10/15/36 ... 1,177 1,085,824
ILPT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1 Month CME Term SOFR +
2.25%), 5.62%, 10/15/39
(a)(b)
......... 17,200 17,062,741
J.P. Morgan Chase Commercial Mortgage
Securities Trust, Series 2022-NLP, Class
F, (1 Month CME Term SOFR + 3.54%),
6.92%, 04/15/37
(a)(b)
............... 10,610 9,497,410
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.12%,
12/15/48
(a)(b)
.................... 1,898 1,594,768
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class C, 4.51%, 03/15/50
(a)
1,486 1,149,991
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2019-OSB, Class E, 3.78%, 06/05/39 2,800 2,132,566
Series 2022-NXSS, Class A, (1 Month CME
Term SOFR + 2.18%), 5.55%, 08/15/39 8,730 8,621,077
Series 2022-OPO, Class D, 3.45%, 01/05/39 3,360 2,584,731
KNDL Mortgage Trust, Series 2019-KNSQ,
Class E, (LIBOR USD 1 Month + 1.80%),
5.21%, 05/15/36
(a)(b)
............... 12,751 12,304,754
Life Mortgage Trust, Series 2021-BMR, Class
F, (LIBOR USD 1 Month + 2.35%), 5.76%,
03/15/38
(a)(b)
.................... 10,752 9,997,942

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
LSTAR Commercial Mortgage Trust, Series
2017-5, Class C, 4.67%, 03/10/50
(a)(b)
... USD 3,375 $ 2,940,317
LUXE Trust
(a)(b)
Series 2021-TRIP, Class A, (LIBOR USD 1
Month + 1.05%), 4.46%, 10/15/38 ... 2,235 2,129,976
Series 2021-TRIP, Class E, (LIBOR USD 1
Month + 2.75%), 6.16%, 10/15/38 ... 920 833,446
MAD Mortgage Trust, Series 2017-330M, Class
D, 3.98%, 08/15/34
(a)(b)
............. 3,305 3,006,181
Med Trust
(a)(b)
Series 2021-MDLN, Class F, (LIBOR USD 1
Month + 4.00%), 7.41%, 11/15/38 ... 13,800 12,684,743
Series 2021-MDLN, Class G, (LIBOR USD 1
Month + 5.25%), 8.66%, 11/15/38 ... 24,170 21,985,997
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-W10, Class G, (1 Month CME
Term SOFR + 4.22%), 7.60%, 12/15/34
(a)(b)(e)
3,940 3,634,650
MHP, Series 2021-STOR, Class J, (LIBOR USD
1 Month + 3.95%), 7.36%, 07/15/38
(a)(b)
.. 1,897 1,712,065
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C23, Class D, 4.14%,
07/15/50
(a)(b)
.................... 727 615,855
Morgan Stanley Capital I Trust
Series 2017-HR2, Class D, 2.73%,
12/15/50
(b)
................... 1,570 1,086,088
Series 2018-H3, Class C, 4.86%, 07/15/51
(a)
2,880 2,424,312
Series 2018-MP, Class E, 4.28%, 07/11/40
(a)
(b)
......................... 2,112 1,502,966
Series 2018-SUN, Class F, (LIBOR USD 1
Month + 2.55%), 5.96%, 07/15/35
(a)(b)
. 3,060 2,875,799
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class F, (1 Month CME Term SOFR +
5.29%), 8.66%, 03/15/39
(a)(b)
......... 38,023 35,899,761
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 3.95%, 05/10/39
(a)(b)
...... 8,300 6,059,070
PFP Ltd., Series 2022-9, Class A, (1 Month
CME Term SOFR + 2.27%), 5.32%,
08/19/35
(a)(b)
.................... 37,250 36,461,797
PKHL Commercial Mortgage Trust, Series
2021-MF, Class G, (LIBOR USD 1 Month +
4.35%), 7.76%, 07/15/38
(a)(b)
......... 1,400 1,316,943
SREIT Trust, Series 2021-MFP2, Class J,
(LIBOR USD 1 Month + 3.92%), 7.33%,
11/15/36
(a)(b)
.................... 1,426 1,319,616
STWD Trust, Series 2021-FLWR, Class G,
(LIBOR USD 1 Month + 3.67%), 7.08%,
07/15/23
(a)(b)
.................... 356 330,179
TPGI Trust, Series 2021-DGWD, Class F,
(LIBOR USD 1 Month + 3.00%), 6.41%,
06/15/26
(a)(b)
.................... 5,180 4,805,882
Velocity Commercial Capital Loan Trust, Series
2022-1, Class M4, 5.20%, 02/25/52
(a)(b)
.. 6,181 4,973,172
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3, Class B, 4.50%,
09/15/57
(a)
................... 1,600 1,484,078
Series 2016-C37, Class C, 4.49%,
12/15/49
(a)
................... 2,803 2,446,281
Series 2016-LC25, Class C, 4.34%,
12/15/59
(a)
................... 8,320 7,104,301
Series 2016-NXS5, Class B, 4.95%,
01/15/59
(a)
................... 1,875 1,723,086
Series 2016-NXS6, Class C, 4.39%,
11/15/49
(a)
................... 4,783 4,183,402
Series 2017-C39, Class C, 4.12%, 09/15/50 3,268 2,727,145
Series 2017-C41, Class D, 2.60%,
11/15/50
(a)(b)
.................. 487 329,639
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2018-C44, Class D, 3.00%,
05/15/51
(b)
................... USD 1,020 $ 694,072
Series 2018-C45, Class C, 4.73%, 06/15/51 1,158 983,066
WFRBS Commercial Mortgage Trust, Series
2014-C22, Class C, 3.77%, 09/15/57
(a)
.. 1,300 1,204,115
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1 Month CME Term
SOFR + 2.79%), 6.29%, 11/15/27
(a)(b)
... 11,975 11,889,017
732,841,031
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
BBCMS Trust
(b)
Series 2015-SRCH, Class XA, 0.91%,
08/10/35 .................... 73,257 2,385,899
Series 2015-SRCH, Class XB, 0.19%,
08/10/35 .................... 35,000 313,630
BX Trust, Series 2022-GPA, Class XCP, 1.03%,
10/15/39
(b)
..................... 375,000 2,980,125
CFCRE Commercial Mortgage Trust, Series
2016-C6, Class XA, 1.09%, 11/10/49 ... 60,081 1,982,620
Commercial Mortgage Trust
Series 2014-UBS5, Class XB2, 0.74%,
09/10/47
(b)
................... 12,675 166,685
Series 2015-CR25, Class XA, 0.80%,
08/10/48 .................... 12,081 219,854
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.80%,
09/15/47 ...................... 6,105 64,629
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
..................... 40,477 961,786
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 0.79%, 03/10/50
(b)
.... 34,165 724,972
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2014-C15, Class XB, 0.33%,
04/15/47
(b)
................... 80,982 264,163
Series 2015-C26, Class XD, 1.31%,
10/15/48
(b)
................... 12,675 427,589
Series 2016-C32, Class XA, 0.65%,
12/15/49 .................... 29,733 637,383
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.60%, 03/15/49
(b)
.... 13,600 633,609
Natixis Commercial Mortgage Securities Trust
(b)
Series 2017-75B, Class XA, 0.20%,
04/10/37 .................... 40,610 368,382
Series 2017-75B, Class XB, 0.03%,
04/10/37 .................... 27,000 62,386
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.25%,
08/15/49
(b)
................... 11,784 446,718
Series 2016-LC25, Class XA, 0.83%,
12/15/59 .................... 19,148 508,935
WFRBS Commercial Mortgage Trust
Series 2014-C20, Class XB, 0.58%,
05/15/47 .................... 57,079 459,506
Series 2014-LC14, Class XA, 1.24%,
03/15/47 .................... 22,398 231,298
13,840,169
Total Non-Agency Mortgage-Backed Securities — 7.2%
(Cost: $1,045,947,959) ........................... 970,895,093

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Par (000)
Pa r (000) Value
Preferred Securities
Capital Trusts — 2.6%
Banks — 0.8%
(a)(l)
Banco Bilbao Vizcaya Argentaria SA, (EUR
Swap Annual 5 Year + 6.46%), 6.00%
(c)
.. EUR 5,400 $ 4,884,544
Bank of America Corp., Series RR, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.76%), 4.38% ...... USD 17,500 14,043,750
Citigroup, Inc.
Series U, (SOFR 6 Month + 3.81%), 5.00% 39,856 35,459,883
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ...................... 1,170 986,895
Series Y, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.00%),
4.15% ...................... 15 11,717
HSBC Holdings plc, (USD Swap Rate 5 Year +
3.71%), 6.38% .................. 1,200 1,070,030
JPMorgan Chase & Co.
Series FF, (SOFR 6 Month + 3.38%), 5.00% 6,000 5,527,800
Series HH, (SOFR 6 Month + 3.13%),
4.60% ...................... 1,477 1,318,075
PNC Financial Services Group, Inc. (The),
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.60%),
3.40% ........................ 22,250 16,604,062
US Bancorp, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.54%),
3.70% ........................ 15,530 12,074,575
Wells Fargo & Co.
Series S, (LIBOR USD 3 Month + 3.11%),
5.90% ...................... 15,875 14,396,641
Series BB, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.45%),
3.90% ...................... 8,065 6,847,185
113,225,157
Capital Markets — 0.5%
(a)(l)
Bank of New York Mellon Corp. (The), Series
H, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%), 3.70% 21,025 18,384,543
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.17%),
4.00% ...................... 21,725 17,861,209
Series H, (US Treasury Yield Curve Rate
T Note Constant Maturity 10 Year +
3.08%), 4.00% ................ 25,394 18,861,393
Goldman Sachs Group, Inc. (The), Series
T, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%), 3.80% 16,500 12,683,498
67,790,643
Consumer Finance — 0.4%
(a)(l)
Ally Financial, Inc., Series B, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.87%), 4.70% ............. 36,150 26,208,750
Discover Financial Services, Series C, (LIBOR
USD 3 Month + 3.08%), 5.50% ....... 20,150 15,577,954
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70% 9,712 8,255,200
50,041,904
Diversified Financial Services — 0.1%
Voya Financial, Inc., Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.36%), 6.13%
(a)(l)
............ 16,815 16,394,625
Security
Par (000)
Par (000) Value
Electric Utilities — 0.2%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)(l)
............ USD 36,050 $ 29,413,195
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 5.74%),
7.00%
(a)(b)(l)
..................... 1,923 1,701,095
Insurance — 0.2%
MetLife, Inc., Series G, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.58%), 3.85%
(a)(l)
............... 26,150 22,979,020
Oil, Gas & Consumable Fuels — 0.4%
(a)(l)
Energy Transfer LP, Series G, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.31%), 7.13% ............. 44,150 36,616,685
EnLink Midstream Partners LP, Series C,
(LIBOR USD 3 Month + 4.11%), 6.00% .. 9,499 7,305,681
MPLX LP, Series B, (LIBOR USD 3 Month +
4.65%), 6.88% .................. 170 165,750
44,088,116
Total Capital Trusts — 2.6%
(Cost: $421,744,236) ............................. 345,633,755
Shares
Shares
Preferred Stocks — 0.5%
Banks — 0.0%
PNC Financial Services Group, Inc. (The),
Series P, (LIBOR USD 3 Month + 4.07%),
6.85%
(a)(l)
...................... 75,000 1,908,750
Consumer Finance — 0.1%
SLM Corp., Series B, (LIBOR USD 3 Month +
1.70%), 4.99%
(a)(l)
................ 136,000 7,852,640
Insurance — 0.1%
Allstate Corp. (The), Series H, 5.10%
(l)
.... 735,000 14,442,750
Life Sciences Tools & Services — 0.0%
Sartorius AG (Preference) ............. 4,506 1,588,773
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP, Series E, (LIBOR USD 3
Month + 5.16%), 7.60%
(a)(l)
.......... 625,000 14,393,750
Petroleo Brasileiro SA (Preference) ....... 662,016 3,819,200
18,212,950
Technology Hardware, Storage &
Peripherals — 0.2%
Samsung Electronics Co. Ltd. (Preference) . 530,403 19,822,174
Total Preferred Stocks — 0.5%
(Cost: $67,085,677) .............................. 63,828,037
Trust Preferreds — 0.1%
Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I, 5.12%, 12/21/65
(a)(b)
.. 16,872,000 10,291,920
Consumer Finance — 0.0%
ILFC E-Capital Trust II, 5.37%, 12/21/65
(a)(b)
. 11,944,000 7,763,600
Total Trust Preferreds — 0.1%
(Cost: $27,894,930) .............................. 18,055,520
Total Preferred Securities — 3.2%
(Cost: $516,724,843) ............................. 427,517,312

BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
October 31, 2022
Security
Shares
Shares Value
Rights
Banks — 0.0%
SHANGHAI COMMERCIAL(Expires 12/08/22,
Strike Price TWD 37.00)
(f)
........... 21,845 $ 6,358
Food Products — 0.0%
Thai Union Group PCL(Expires 01/31/23, Strike
Price THB 0.25)
(f)
................. 82,132 —
Total Rights — 0.0%
(Cost: $—) .................................... 6,358
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-W5FX, Class CFX,
3.66%, 04/25/28
(a)(b)
............... USD 4,627 3,751,463
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-K732, Class B,
4.05%, 05/25/25
(a)(b)
............... 1,500 1,423,858
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $5,975,593) .............................. 5,175,321
U.S. Treasury Obligations
U.S. Treasury Notes , 4.25%, 09/30/24 ..... 147,639 146,888,874
Total U.S. Treasury Obligations — 1.1%
(Cost: $147,529,272) ............................. 146,888,874
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Midas Intermediate Holdco II LLC (Issued/
Exercisable 07/14/22, 1 Share for 1 Warrant,
Expires 06/30/27, Strike Price USD 10.00)
(e)
(f)
............................ 1,841 —
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable
10/23/20, 1 Share for 1 Warrant, Expires
10/27/24, Strike Price USD 36.00)
(f)
.... 1,489 $ 21,144
Total Warrants — 0.0%
(Cost: $—) .................................... 21,144
Total Long-Term Investments — 95.9%
(Cost: $14,342,952,938) ........................... 12,974,504,778
Short-Term Securities
Money Market Funds — 9.9%
(q)(r)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 2.92% ................... 855,856,525 855,856,525
SL Liquidity Series, LLC, Money Market Series,
3.37%
(s)
....................... 482,054,197 481,716,759
Total Short-Term Securities — 9.9%
(Cost: $1,337,680,448) ........................... 1,337,573,284
Total Options Purchased — 0.0%
( Cost: $264,765 ) ................................ 52,276
Total Investments Before Options Written — 105.8%
(Cost: $15,680,898,151 ) ........................... 14,312,130,338
Total Options Written — (0.0)%
(Premium Received — $(84,498)) .................... (46,638)
Total Investments Net of Options Written — 105.8%
(Cost: $15,680,813,653 ) ........................... 14,312,083,700
Liabilities in Excess of Other Assets — (5.8)% ............ (789,691,718)
Net Assets — 100.0% ..............................
$ 13,522,391,982
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Non-income producing security.
(g)
All or a portion of this security is on loan.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $–, representing less than 0.05% of its net assets as of period end, and an original cost of $–.
(j)
Convertible security.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Perpetual security with no stated maturity date.
(m)
Issuer filed for bankruptcy and/or is in default.
(n)
Zero-coupon bond.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Fixed rate.
(q)
Affiliate of the Fund.
(r)
Annualized 7-day yield as of period end.
(s)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/22
Shares
Held at
10/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,110,335,000 $ — $ (254,478,475)
(a)
$ — $ — $ 855,856,525 855,856,525 $ 3,197,993 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 407,625,445 74,330,841
(a)
— (99,515) (140,012) 481,716,759 482,054,197 2,283,306
(b)
—
iShares Core Dividend Growth
ETF .................. 156,928,300 — — — (4,961,180) 151,967,120 3,100,737 1,061,308 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 380,113,648 — — — (23,140,312) 356,973,336 4,861,410 4,962,989 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(c)
..... 52,903,976 — (51,365,671) 926,639 (2,464,944) — — 127,346 —
$ 827,124 $ (30,706,448) $ 1,846,513,740 $ 11,632,942 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index ............................................ 107 12/16/22 $ 4,567 $ (670,485)
S&P 500 E-Mini Index ...................................................... 653 12/16/22 126,780 (492,786)
U.S. Treasury 10 Year Note ................................................... 10,391 12/20/22 1,150,154 (32,327,591)
U.S. Treasury 10 Year Ultra Note ............................................... 5,483 12/20/22 637,313 (56,773,943)
U.S. Treasury Long Bond .................................................... 1,812 12/20/22 219,139 (29,614,211)
U.S. Treasury Ultra Bond .................................................... 258 12/20/22 33,105 (5,544,134)
U.S. Treasury 5 Year Note .................................................... 2,154 12/30/22 229,754 (10,201,228)
(135,624,378)
Short Contracts
Euro-Bobl ............................................................... 42 12/08/22 4,967 139,518
EURO STOXX 50 Index ..................................................... 1,165 12/16/22 41,599 137,599
MSCI Emerging Markets E-Mini Index ............................................ 3,226 12/16/22 137,686 19,593,518
GBP Currency ............................................................ 4,291 12/19/22 308,040 273,137
JPY Currency ............................................................ 523 12/19/22 44,233 1,492,591
U.S. Treasury 10 Year Note ................................................... 26 12/20/22 2,878 169,789
U.S. Treasury Long Bond .................................................... 7 12/20/22 847 67,472
U.S. Treasury Ultra Bond .................................................... 11 12/20/22 1,411 141,387
Long Gilt ............................................................... 24 12/28/22 2,811 178,544
U.S. Treasury 2 Year Note .................................................... 15 12/30/22 3,067 62,322
U.S. Treasury 5 Year Note .................................................... 42 12/30/22 4,480 179,073
22,434,950
$ (113,189,428)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 550,000 USD 537,728 BNP Paribas SA 11/14/22 $ 6,264
EUR 650,000 USD 641,679 Morgan Stanley & Co. International plc 11/14/22 1,221
USD 281,836 CHF 280,000 UBS AG 11/14/22 1,857
USD 6,688,037 EUR 6,761,000 Deutsche Bank AG 11/14/22 888
USD 2,381,163 EUR 2,370,000 JPMorgan Chase Bank NA 11/14/22 37,050
USD 23,155 GBP 20,000 Bank of America NA 11/14/22 212
USD 11,561 GBP 10,000 BNP Paribas SA 11/14/22 89
USD 46,284 GBP 40,000 HSBC Bank plc 11/14/22 398
USD 305,210 GBP 265,000 Morgan Stanley & Co. International plc 11/14/22 1,210
USD 1,418,550 GBP 1,230,000 Standard Chartered Bank 11/14/22 7,534
USD 4,392,191 EUR 4,350,620 JPMorgan Chase Bank NA 12/14/22 77,857
USD 815,692 EUR 810,458 Morgan Stanley & Co. International plc 12/21/22 11,376
CAD 16,227,000 USD 11,769,146 Bank of America NA 01/13/23 153,920
EUR 2,004,000 USD 1,963,205 UBS AG 01/13/23 29,748
GBP 2,730,000 USD 3,020,592 Citibank NA 01/13/23 118,426
GBP 260,000 USD 293,011 UBS AG 01/13/23 5,943
KRW 1,530,726,000 USD 1,072,763 Citibank NA 01/13/23 1,756
NZD 13,010,000 USD 7,287,628 Bank of America NA 01/13/23 285,022
SGD 435,000 USD 303,053 Bank of America NA 01/13/23 4,408
USD 6,631,981 AED 24,359,000 Citibank NA 01/13/23 574
USD 792,566 AED 2,911,000 Deutsche Bank AG 01/13/23 86
USD 1,579,259 CHF 1,558,000 Deutsche Bank AG 01/13/23 9,066
USD 364,871 HKD 2,861,000 Bank of New York Mellon 01/13/23 127
USD 2,235,859 HKD 17,525,000 UBS AG 01/13/23 1,630
USD 912,976 JPY 132,941,000 Deutsche Bank AG 01/13/23 10,016
766,678

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 1,740,000 USD 1,754,988 HSBC Bank plc 11/14/22 $ (33,994)
USD 179,739,304 EUR 184,850,000 Bank of America NA 11/14/22 (3,091,539)
USD 460,118 EUR 470,000 Citibank NA 11/14/22 (4,748)
USD 100,461,764 EUR 103,310,000 Deutsche Bank AG 11/14/22 (1,719,758)
USD 45,020 GBP 40,000 Bank of America NA 11/14/22 (867)
USD 56,507,963 GBP 51,150,000 Bank of New York Mellon 11/14/22 (2,169,675)
USD 90,505 GBP 80,000 HSBC Bank plc 11/14/22 (1,268)
USD 11,145 GBP 10,000 Standard Chartered Bank 11/14/22 (327)
USD 495,125 GBP 440,000 Toronto Dominion Bank 11/14/22 (9,628)
CAD 637,000 USD 468,501 Deutsche Bank AG 01/13/23 (454)
EUR 174,000 USD 173,419 Bank of America NA 01/13/23 (378)
HKD 7,497,000 USD 956,317 Bank of America NA 01/13/23 (539)
HKD 2,725,000 USD 347,445 Barclays Bank plc 01/13/23 (40)
JPY 27,931,000 USD 189,857 Bank of New York Mellon 01/13/23 (144)
JPY 566,260,000 USD 3,902,351 UBS AG 01/13/23 (56,208)
USD 1,364,597 AUD 2,173,000 Bank of America NA 01/13/23 (28,864)
USD 1,502,187 CAD 2,062,000 Bank of America NA 01/13/23 (12,903)
USD 1,067,890 CAD 1,480,000 Bank of New York Mellon 01/13/23 (19,565)
USD 154,543 EUR 156,000 Bank of America NA 01/13/23 (597)
USD 8,972,027 EUR 9,185,000 Bank of New York Mellon 01/13/23 (162,342)
USD 496,448 GBP 441,000 Bank of New York Mellon 01/13/23 (10,624)
USD 449,469 NZD 806,000 Bank of America NA 01/13/23 (19,674)
(7,344,136)
$ (6,577,458)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EURO STOXX 50 Index ....................... 25 11/18/22 EUR 3,400.00 EUR 904 $ 3,780
STOXX Europe 600 Auto & Parts ................. 44 12/16/22 EUR 470.00 EUR 1,144 17,719
STOXX Europe 600 Auto & Parts ................. 77 12/16/22 EUR 350.00 EUR 2,002 4,756
STOXX Europe 600 Chemicals .................. 31 12/16/22 EUR 1,040.00 EUR 1,774 14,092
STOXX Europe 600 Chemicals .................. 38 12/16/22 EUR 840.00 EUR 2,174 2,817
STOXX Europe 600 Personal & Household Goods ..... 22 12/16/22 EUR 800.00 EUR 1,005 7,555
$ 50,719
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Call
Bought Protection on 5-Year
Credit Default Swap ......
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 5.00 % Quarterly Barclays Bank plc 11/16/22 EUR 300.00 EUR 4,000 $ 204
Put
Bought Protection on 5-Year
Credit Default Swap ...... 5.00%
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 Quarterly Barclays Bank plc 11/16/22 EUR 750.00 EUR 4,000 1,353
$ 1,557
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2022
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EURO STOXX 50 Index ........................ 13 11/18/22 EUR 3,100.00 EUR 470 $ (315)
STOXX Europe 600 Auto & Parts .................. 44 12/16/22 EUR 400.00 EUR 1,144 (5,653)
STOXX Europe 600 Chemicals ................... 31 12/16/22 EUR 940.00 EUR 1,774 (4,289)
$ (10,257)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Sold Protection on
5-Year Credit Default
Swap ......... 5.00%
ITRAXX EUROPE
CROSSOVER Index
Series 37.V1 Quarterly Barclays Bank plc 11/16/22 NR EUR 525.00 EUR 4,000 $ (36,381)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1.00 % Quarterly 12/20/27 USD 20,900 $ (116,385) $ (48,233) $ (68,152)
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Casino Guichard Perrachon
SA ............. 5.00 % Quarterly
Goldman Sachs
International 06/20/23 NR EUR 438 $ (42,744) $ (33,106) $ (9,638)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 CCC+ EUR 540 (52,698) (31,472) (21,226)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 CCC+ EUR 340 (33,181) (40,781) 7,600
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 CCC+ EUR 292 (28,497) (18,302) (10,195)
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/23 CCC+ EUR 400 (39,036) (53,104) 14,068
Novafives SAS ....... 5.00 Quarterly Citibank NA 06/20/23 B- EUR 310 (36,195) (14,213) (21,982)
Novafives SAS ....... 5.00 Quarterly
Goldman Sachs
International 06/20/23 B- EUR 236 (27,515) (10,358) (17,157)
Novafives SAS ....... 5.00 Quarterly
Goldman Sachs
International 06/20/23 B- EUR 134 (15,684) (6,326) (9,358)
thyssenkrupp AG ...... 1.00 Quarterly BNP Paribas SA 06/20/23 BB- EUR 800 (11,164) (15,716) 4,552
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/23 CCC+ EUR 200 (44,388) (49,853) 5,465
Faurecia SE ......... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB EUR 350 16,735 14,411 2,324
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 360 13,007 31,576 (18,569)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 NR EUR 140 3,550 5,451 (1,901)

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2022
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMA CGM SA ........ 5.00 % Quarterly
Goldman Sachs
International 06/20/26 BB+ EUR 100 $ 2,535 $ 6,971 $ (4,436)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB+ EUR 178 3,127 11,481 (8,354)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB+ EUR 260 4,565 9,627 (5,062)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Bank of America NA 12/20/26 B+ EUR 320 (45,863) (11,666) (34,197)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Barclays Bank plc 12/20/26 B+ EUR 244 (34,921) 8,913 (43,834)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 125 (17,915) 4,544 (22,459)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 237 (33,944) 9,163 (43,107)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 B+ EUR 125 (17,915) 5,336 (23,251)
K+S AG ............ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB EUR 560 23,014 42,063 (19,049)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
Credit Suisse
International 12/20/26 NR EUR 480 (48,373) (28,150) (20,223)
TK Elevator Holdco GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 476 2,185 15,268 (13,083)
Cellnex Telecom SA .... 5.00 Quarterly
Credit Suisse
International 06/20/27 BB+ EUR 800 62,576 66,393 (3,817)
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/27 BB+ EUR 66 462 1,920 (1,458)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 BB+ EUR 1,310 9,230 56,050 (46,820)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 BB+ EUR 362 2,551 11,498 (8,947)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 97 682 3,268 (2,586)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 364 2,563 12,509 (9,946)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 342 2,409 11,758 (9,349)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
Credit Suisse
International 06/20/27 BB EUR 615 (73,309) (82,857) 9,548
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 227 (27,020) (23,457) (3,563)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 113 (13,509) (11,728) (1,781)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 529 (63,117) (87,804) 24,687
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 131 (15,557) (18,450) 2,893
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/27 CCC EUR 319 (97,771) (77,775) (19,996)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC EUR 192 (58,768) (46,073) (12,695)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC EUR 539 (165,185) (129,503) (35,682)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/27 CCC EUR 156 (47,932) (38,683) (9,249)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC EUR 327 (100,309) (79,062) (21,247)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC EUR 237 (72,730) (57,283) (15,447)
Telecom Italia SpA ..... 1.00 Quarterly Citibank NA 06/20/29 B+ EUR 300 (64,312) (54,023) (10,289)
CMBX.NA.9.A ........ 2.00 Monthly
Credit Suisse
International 09/17/58 A USD 3,750 (181,281) (102,680) (78,601)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 3,750 (756,328) (343,354) (412,974)
$ (2,117,970) $ (1,137,579) $ (980,391)

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2022
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $(19,978) of net dividends and financing fees.
(e)
Amount includes $(12,748) of net dividends and financing fees.
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly HSBC Bank plc
(b)
02/10/23 $ 5,725,320 $ 376,002
(c)
$ 6,121,300 0.0%
Monthly
JPMorgan Chase
Bank NA
(d)
02/08/23 7,821,237 (879,50 4 )
(e)
6,954,481 0.1
$ (503,50 2 ) $ 13,075,781
(b) (d)
Range: 90 basis points 28-60 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Vietnam
Vietnam Dairy Products JSC .. 1,939,300 $ 6,121,300 100.0%
Total Reference Entity — Long ............ 6,121,300
Net Value of Reference Entity — HSBC Bank plc $ 6,121,300
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date February 8, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
China
Prosus NV .............. 47,757 $ 2,065,094 29.7%
Hong Kong
Prudential plc ............ 526,094 4,887,240 70.3
Russia
X5 Retail Group NV, GDR, Class
S .................. 214,691 2,147 0.0
Total Reference Entity — Long ............ 6,954,481
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ 6,954,481

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair
Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/
or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 1,625,075,875 $ 14,889,600 $ 1,639,965,475
Common Stocks
Aerospace & Defense .................................... 17,612,096 12,465,913 — 30,078,009
Air Freight & Logistics .................................... 13,222,935 4,206,898 — 17,429,833
Airlines .............................................. 6,023,440 6,611,575 — 12,635,015
Auto Components ...................................... 5,064,025 — — 5,064,025
Automobiles .......................................... 8,469,051 7,382,804 — 15,851,855
Banks ............................................... 79,321,089 134,936,745 928 214,258,762
Beverages ........................................... 15,682,160 21,039,312 — 36,721,472
Biotechnology ......................................... 17,937,367 3,596,541 — 21,533,908
Building Products ....................................... — 2,626,766 — 2,626,766
Capital Markets ........................................ 30,420,335 — — 30,420,335
Chemicals ............................................ 12,330,849 24,571,288 — 36,902,137
Commercial Services & Supplies ............................. — 232,609 3,927 236,536
Communications Equipment ................................ 8,416,875 6,675,280 — 15,092,155
Construction & Engineering ................................ — 5,221,900 — 5,221,900
Consumer Finance ...................................... 17,514,011 5,691,971 — 23,205,982
Containers & Packaging .................................. 7,325,766 — — 7,325,766
Diversified Financial Services ............................... 11,693,334 — — 11,693,334
Diversified Telecommunication Services ........................ 27,998,633 63,509,532 — 91,508,165
Electric Utilities ........................................ 121,211,056 32,172,458 — 153,383,514
Electrical Equipment ..................................... — 18,541,546 — 18,541,546
Electronic Equipment, Instruments & Components ................. 16,752,599 12,357,779 — 29,110,378
Energy Equipment & Services .............................. 12,201,130 5,968,577 — 18,169,707
Equity Real Estate Investment Trusts (REITs) .................... 388,327,639 82,082,127 — 470,409,766
Food & Staples Retailing .................................. 27,927,838 3,462,699 2,075 31,392,612
Food Products ......................................... 6,385,548 20,760,352 — 27,145,900
Gas Utilities ........................................... 2,395,875 15,647,007 — 18,042,882
Health Care Equipment & Supplies ........................... 32,943,515 23,676,705 — 56,620,220

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2022
Level 1 Level 2 Level 3 Total
Health Care Providers & Services ............................ $ 50,556,074 $ 7,067,498 $ — $ 57,623,572
Hotels, Restaurants & Leisure .............................. 6,743,285 7,899,953 — 14,643,238
Household Durables ..................................... 3,029,610 13,728,065 — 16,757,675
Household Products ..................................... 3,926,464 20,708,560 — 24,635,024
Independent Power and Renewable Electricity Producers ............ — 5,145,431 — 5,145,431
Industrial Conglomerates .................................. — 3,367,716 — 3,367,716
Insurance ............................................ 35,710,196 62,999,187 — 98,709,383
Interactive Media & Services ............................... 136,294 1,698,705 — 1,834,999
Internet & Direct Marketing Retail ............................ 4,679,069 7,309,751 — 11,988,820
IT Services ........................................... 86,475,060 36,038,923 — 122,513,983
Life Sciences Tools & Services .............................. — 21,410,963 — 21,410,963
Machinery ............................................ 15,444,871 34,688,383 — 50,133,254
Marine .............................................. — 210,718 — 210,718
Media ............................................... 4,809,562 1,880,868 — 6,690,430
Metals & Mining ........................................ 4,375,061 12,101,922 98 16,477,081
Multiline Retail ......................................... 3,101,663 754,415 220 3,856,298
Multi-Utilities .......................................... 68,897,918 3,615,610 — 72,513,528
Oil, Gas & Consumable Fuels ............................... 102,006,280 45,327,627 67 147,333,974
Personal Products ...................................... 11,521,670 9,886,441 — 21,408,111
Pharmaceuticals ....................................... 7,453,694 118,048,446 — 125,502,140
Professional Services .................................... 6,702,224 22,414,036 — 29,116,260
Real Estate Management & Development ....................... — 52,088,192 — 52,088,192
Road & Rail ........................................... 29,470,873 3,388,086 — 32,858,959
Semiconductors & Semiconductor Equipment .................... 3,673,048 55,414,095 — 59,087,143
Software ............................................. 46,596,646 — — 46,596,646
Specialty Retail ........................................ 6,150,762 24,568,459 — 30,719,221
Technology Hardware, Storage & Peripherals .................... — 11,946,213 — 11,946,213
Textiles, Apparel & Luxury Goods ............................ 3,667,929 30,564,313 — 34,232,242
Tobacco ............................................. 18,691,076 7,920,813 — 26,611,889
Trading Companies & Distributors ............................ — 15,126,819 — 15,126,819
Transportation Infrastructure ............................... 17,851,343 103,118,170 — 120,969,513
Water Utilities ......................................... 818,119 6,252,836 — 7,070,955
Wireless Telecommunication Services ......................... 4,259,651 23,756,221 40,934 28,056,806
Corporate Bonds
Aerospace & Defense .................................... — 113,680,307 — 113,680,307
Air Freight & Logistics .................................... — 1,533,911 — 1,533,911
Airlines .............................................. — 58,917,196 — 58,917,196
Auto Components ...................................... — 63,108,571 — 63,108,571
Automobiles .......................................... — 36,609,730 — 36,609,730
Banks ............................................... — 606,590,477 — 606,590,477
Beverages ........................................... — 8,444,006 — 8,444,006
Biotechnology ......................................... — 12,174,081 — 12,174,081
Building Products ....................................... — 28,116,738 — 28,116,738
Capital Markets ........................................ — 182,960,390 — 182,960,390
Chemicals ............................................ — 70,961,546 — 70,961,546
Commercial Services & Supplies ............................. — 97,325,232 — 97,325,232
Communications Equipment ................................ — 28,566,047 — 28,566,047
Construction & Engineering ................................ — 11,356,929 — 11,356,929
Construction Materials .................................... — 1,380,165 — 1,380,165
Consumer Finance ...................................... — 113,432,091 — 113,432,091
Containers & Packaging .................................. — 76,473,564 — 76,473,564
Distributors ........................................... — 4,185,581 — 4,185,581
Diversified Consumer Services .............................. — 18,182,760 — 18,182,760
Diversified Financial Services ............................... — 32,691,790 — 32,691,790
Diversified Telecommunication Services ........................ — 216,225,013 — 216,225,013
Electric Utilities ........................................ — 106,747,336 — 106,747,336
Electrical Equipment ..................................... — 14,718,376 — 14,718,376
Electronic Equipment, Instruments & Components ................. — 9,091,119 — 9,091,119
Energy Equipment & Services .............................. — 32,059,421 — 32,059,421
Entertainment ......................................... — 33,429,292 — 33,429,292
Equity Real Estate Investment Trusts (REITs) .................... — 75,963,648 — 75,963,648
Food & Staples Retailing .................................. — 32,705,608 — 32,705,608
Food Products ......................................... — 45,956,797 — 45,956,797
Gas Utilities ........................................... — 5,671,446 — 5,671,446
Health Care Equipment & Supplies ........................... — 23,553,048 — 23,553,048
Health Care Providers & Services ............................ — 106,778,119 — 106,778,119

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2022
Level 1 Level 2 Level 3 Total
Health Care Technology .................................. $ — $ 4,525,653 $ — $ 4,525,653
Hotels, Restaurants & Leisure .............................. — 187,468,764 — 187,468,764
Household Durables ..................................... — 19,029,501 — 19,029,501
Household Products ..................................... — 4,023,750 — 4,023,750
Independent Power and Renewable Electricity Producers ............ — 22,252,036 — 22,252,036
Industrial Conglomerates .................................. — 1,847,439 — 1,847,439
Insurance ............................................ — 132,112,246 — 132,112,246
Interactive Media & Services ............................... — 8,653,622 — 8,653,622
Internet & Direct Marketing Retail ............................ — 15,817,839 — 15,817,839
IT Services ........................................... — 60,199,490 — 60,199,490
Leisure Products ....................................... — 3,325,773 — 3,325,773
Life Sciences Tools & Services .............................. — 16,030,244 — 16,030,244
Machinery ............................................ — 38,540,581 — 38,540,581
Marine .............................................. — 3,145,152 — 3,145,152
Media ............................................... — 183,581,275 — 183,581,275
Metals & Mining ........................................ — 88,129,592 — 88,129,592
Mortgage Real Estate Investment Trusts (REITs) .................. — 975,616 — 975,616
Multiline Retail ......................................... — 3,106,255 — 3,106,255
Multi-Utilities .......................................... — 15,115,229 — 15,115,229
Oil, Gas & Consumable Fuels ............................... — 396,795,664 — 396,795,664
Paper & Forest Products .................................. — 2,864,099 — 2,864,099
Personal Products ...................................... — 3,523,616 — 3,523,616
Pharmaceuticals ....................................... — 47,300,607 — 47,300,607
Professional Services .................................... — 13,536,708 — 13,536,708
Real Estate Management & Development ....................... — 49,418,186 — 49,418,186
Road & Rail ........................................... — 58,452,224 — 58,452,224
Semiconductors & Semiconductor Equipment .................... — 32,642,089 — 32,642,089
Software ............................................. — 126,072,402 — 126,072,402
Specialty Retail ........................................ — 56,245,058 — 56,245,058
Technology Hardware, Storage & Peripherals .................... — 10,554,717 — 10,554,717
Textiles, Apparel & Luxury Goods ............................ — 6,407,794 — 6,407,794
Thrifts & Mortgage Finance ................................ — 23,420,731 — 23,420,731
Tobacco ............................................. — 4,524,013 — 4,524,013
Trading Companies & Distributors ............................ — 30,039,252 — 30,039,252
Transportation Infrastructure ............................... — 5,187,896 — 5,187,896
Water Utilities ......................................... — 1,025,449 — 1,025,449
Wireless Telecommunication Services ......................... — 63,414,286 — 63,414,286
Equity-Linked Notes ...................................... — 1,137,004,621 — 1,137,004,621
Floating Rate Loan Interests
Aerospace & Defense .................................... — 13,871,116 — 13,871,116
Airlines .............................................. — 14,712,340 — 14,712,340
Auto Components ...................................... — 4,820,869 — 4,820,869
Automobiles .......................................... — 1,896,629 — 1,896,629
Banks ............................................... — — 10,348,081 10,348,081
Beverages ........................................... — 6,364,138 — 6,364,138
Building Products ....................................... — 5,887,840 — 5,887,840
Capital Markets ........................................ — 9,227,148 11,260,835 20,487,983
Chemicals ............................................ — 21,265,987 — 21,265,987
Commercial Services & Supplies ............................. — 21,778,812 — 21,778,812
Communications Equipment ................................ — 1,706,695 — 1,706,695
Construction & Engineering ................................ — 4,952,388 13,370,342 18,322,730
Construction Materials .................................... — 6,039,614 — 6,039,614
Containers & Packaging .................................. — 7,323,000 — 7,323,000
Distributors ........................................... — 1,214,295 — 1,214,295
Diversified Consumer Services .............................. — 14,769,947 — 14,769,947
Diversified Financial Services ............................... — 13,759,294 111,080,985 124,840,279
Diversified Telecommunication Services ........................ — 20,761,688 — 20,761,688
Electric Utilities ........................................ — 1,398,559 — 1,398,559
Electrical Equipment ..................................... — 2,721,035 — 2,721,035
Electronic Equipment, Instruments & Components ................. — 1,263,171 — 1,263,171
Energy Equipment & Services .............................. — 233,790 — 233,790
Entertainment ......................................... — 21,576,113 — 21,576,113
Equity Real Estate Investment Trusts (REITs) .................... — 2,209,475 — 2,209,475
Food & Staples Retailing .................................. — 2,825,523 — 2,825,523
Food Products ......................................... — 17,974,921 — 17,974,921
Health Care Equipment & Supplies ........................... — 9,386,301 — 9,386,301

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2022
Level 1 Level 2 Level 3 Total
Health Care Providers & Services ............................ $ — $ 16,445,585 $ 383,800 $ 16,829,385
Health Care Technology .................................. — 8,419,229 — 8,419,229
Hotels, Restaurants & Leisure .............................. — 39,470,828 13,503,870 52,974,698
Household Durables ..................................... — 7,948,855 — 7,948,855
Household Products ..................................... — 2,351,789 — 2,351,789
Independent Power and Renewable Electricity Producers ............ — 1,460,887 — 1,460,887
Insurance ............................................ — 27,470,377 — 27,470,377
Interactive Media & Services ............................... — 13,647,363 — 13,647,363
Internet & Direct Marketing Retail ............................ — 2,927,116 1,681,956 4,609,072
IT Services ........................................... — 22,391,662 — 22,391,662
Leisure Products ....................................... — — 1,265,583 1,265,583
Life Sciences Tools & Services .............................. — 14,986,215 — 14,986,215
Machinery ............................................ — 23,487,454 — 23,487,454
Media ............................................... — 20,194,584 4,657,332 24,851,916
Metals & Mining ........................................ — 3,028,928 — 3,028,928
Multiline Retail ......................................... — 1,495,137 657,532 2,152,669
Oil, Gas & Consumable Fuels ............................... — 12,351,667 — 12,351,667
Personal Products ...................................... — 5,085,240 — 5,085,240
Pharmaceuticals ....................................... — 10,038,676 2,187,465 12,226,141
Professional Services .................................... — 20,157,703 2,199,150 22,356,853
Real Estate Management & Development ....................... — 3,493,444 — 3,493,444
Road & Rail ........................................... — 5,371,945 — 5,371,945
Semiconductors & Semiconductor Equipment .................... — 814,457 — 814,457
Software ............................................. — 63,714,817 1,028,743 64,743,560
Specialty Retail ........................................ — 10,725,738 — 10,725,738
Textiles, Apparel & Luxury Goods ............................ — 1,638,478 — 1,638,478
Trading Companies & Distributors ............................ — 6,771,238 1,805,176 8,576,414
Transportation Infrastructure ............................... — 2,740,365 — 2,740,365
Wireless Telecommunication Services ......................... — 4,936,730 — 4,936,730
Foreign Agency Obligations ................................. — 67,391,245 — 67,391,245
Foreign Government Obligations .............................. — 148,218,106 — 148,218,106
Investment Companies .................................... 945,728,325 — — 945,728,325
Non-Agency Mortgage-Backed Securities ........................ — 944,532,019 26,363,074 970,895,093
Preferred Securities
Banks ............................................... 1,908,750 113,225,157 — 115,133,907
Capital Markets ........................................ — 67,790,643 — 67,790,643
Commercial Services & Supplies ............................. — 10,291,920 — 10,291,920
Consumer Finance ...................................... 7,852,640 57,805,504 — 65,658,144
Diversified Financial Services ............................... — 16,394,625 — 16,394,625
Electric Utilities ........................................ — 29,413,195 — 29,413,195
Independent Power and Renewable Electricity Producers ............ — 1,701,095 — 1,701,095
Insurance ............................................ 14,442,750 22,979,020 — 37,421,770
Life Sciences Tools & Services .............................. — 1,588,773 — 1,588,773
Oil, Gas & Consumable Fuels ............................... 18,212,950 44,088,116 — 62,301,066
Technology Hardware, Storage & Peripherals .................... — 19,822,174 — 19,822,174
Rights ................................................ — 6,358 — 6,358
U.S. Government Sponsored Agency Securities .................... — 5,175,321 — 5,175,321
U.S. Treasury Obligations ................................... — 146,888,874 — 146,888,874
Warrants .............................................. 21,144 — — 21,144
Short-Term Securities
Money Market Funds ...................................... 855,856,525 — — 855,856,525
Options Purchased
Credit contracts .......................................... — 1,557 — 1,557
Equity contracts .......................................... 50,719 — — 50,719
Liabilities
Unfunded Floating Rate Loan Interests
(a)
.............................. — (19,551) (624,811) (644,362)
$ 3,277,999,411 $ 10,335,662,844 $ 216,106,962 $ 13,829,769,217
Investments Valued at NAV
(b)
..................................... 481,716,759
$ —
$ 14,311,485,976
$ —
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 71,137 $ — $ 71,137
Equity contracts ........................................... 19,593,518 513,601 — 20,107,119
Foreign currency exchange contracts ............................ 1,765,728 766,678 — 2,532,406

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2022
Level 1 Level 2 Level 3 Total
Interest rate contracts ....................................... $ 938,104 $ — $ — $ 938,104
Liabilities
Credit contracts ........................................... — (1,156,061) — (1,156,061)
Equity contracts ........................................... (1,173,528) — (879,505) (2,053,033)
Foreign currency exchange contracts ............................ — (7,344,136) — (7,344,136)
Interest rate contracts ....................................... (134,461,107) — — (134,461,107)
$ (113,337,285) $ (7,148,781) $ (879,505) $ (121,365,571)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2022 ....................................... $ 10,267,248 $ 72,638 $ 12,110,810 $ 187,906,300 $ 72,835,034 $ (515,438) $ 282,676,592
Transfers into Level 3 ................................................. — — — — — — —
Transfers out of Level 3 ................................................ (10,267,248) — (1,481,490) (20,242,914) (13,579,960) — (45,571,612)
Other
(a)
.......................................................... 15,303,750 — — — (15,303,750) — —
Accrued discounts/premiums ............................................. — — — 37,207 19,048 — 56,255
Net realized loss ..................................................... — — (1,320,800) (1,609,810) (3,520,429) — (6,451,039)
Net change in unrealized appreciation (depreciation)
(b)
............................ (414,150) (26,919,011) 1,105,000 4,905,065 2,649,351 (109,373) (18,783,118)
Purchases ......................................................... — 26,894,622 — 17,478,439 — — 44,373,061
Sales ............................................................ — — (10,413,520) (13,043,437) (16,736,220) — (40,193,177)
Closing balance, as of October 31, 2022 .....................................
$ 14,889,600 $ 48,249 $ — $ 175,430,850 $ 26,363,074 $ (624,811) $ 216,106,962
Net change in unrealized appreciation (depreciation) on investments still held at October 31, 2022
(b)
$ (414,150) $ (26,919,011) $ — $ 4,869,186 $ 2,649,351 $ (109,373) $ (19,923,997)
(a)
Certain Level 3 investments were re-classified between Asset-Backed Securities and Non-Agency Mortgage-Backed Securities.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at October 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
October 31, 2022
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $62,732,104. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approaches Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Common Stocks ............................. $ 3,927 Market Revenue Multiple 0.45x –
Floating Rate Loan Interests ...................... 153,370,931 Income Credit Spread 356 – 1,245 458
$ 153,374,858
Currency Abbreviation
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
NZD New Zealand Dollar
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts